UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 - June 30, 2007

Item 1:	Reports to Shareholders

Vanguard® Bond Index Funds

> Semiannual Report

June 30, 2007

Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

>	For the six months ended June 30, 2007, the Vanguard Bond Index Funds posted returns that ranged from –1.0% to 1.9% for their Investor Shares.

>	The funds all closely tracked their target indexes, and posted returns that were, by and large, in line with the average returns of their peers.

>	During the period, all four Vanguard Bond Index Funds began to offer exchange-traded shares.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Total Bond Market Index Fund	10
Short-Term Bond Index Fund	28
Intermediate-Term Bond Index Fund	43
Long-Term Bond Index Fund	59
About Your Fund’s Expenses	73
Trustees Approve Advisory Arrangement	75
Glossary	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	VBMFX	0.8%
Admiral™ Shares[1]	VBTLX	0.8
Signal™ Shares[2]	VBTSX	0.8
Institutional Shares[3]	VBTIX	0.8
ETF Shares[4]	BND
Market Price		–0.4[5]
Net Asset Value		–0.6[5]
Lehman U.S. Aggregate Bond Index		1.0
Average Intermediate-Term Investment Grade Debt Fund[6]		0.6

Vanguard Short-Term Bond Index Fund
Investor Shares	VBISX	1.9%
Admiral Shares[1]	VBIRX	1.9
Signal Shares[2]	VBSSX	0.4[7]
ETF Shares[4]	BSV
Market Price		0.6[5]
Net Asset Value		0.4[5]
Lehman 1– 5 Year U.S. Government/Credit Index		1.9
Average 1– 5 Year Investment Grade Debt Fund[6]		1.7

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum investment of $5 million for the Total Bond Market Index Fund.

4 Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5 Since inception: April 3, 2007.

6 Derived from data provided by Lipper Inc.

7 Since inception: March 30, 2007.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	VBIIX	0.5%
Admiral Shares[1]	VBILX	0.5
Signal Shares[2]	VIBSX	0.0[3]
Institutional Shares[4]	VBIMX	0.5
ETF Shares[5]	BIV
Market Price		–0.9[6]
Net Asset Value		–1.0[6]
Lehman 5–10 Year U.S. Government/Credit Index		0.5
Average Intermediate-Term Investment Grade Debt Fund[7]		0.6

Vanguard Long-Term Bond Index Fund
Investor Shares	VBLTX	–1.0%
Institutional Shares[4]	VBLLX	–0.9
ETF Shares[5]	BLV
Market Price		–1.7[6]
Net Asset Value		–1.8[6]
Lehman U.S. Long Government/Credit Index		–0.9
Average Corporate A-Rated Debt Fund[7]		0.6

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 Since inception: June 5, 2007.

4 This class of shares also carries low expenses and is available for a minimum investment of $25 million for the Intermediate-Term and Long-Term Bond Index Funds.

5 Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6 Since inception: April 3, 2007.

7 Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2006 –June 30, 2007

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield
Total Bond Market
Investor Shares	$9.99	$9.82	$0.249	$0.000	5.34%
Admiral Shares	9.99	9.82	0.253	0.000	5.43
Signal Shares	9.99	9.82	0.253	0.000	5.43
Institutional Shares	9.99	9.82	0.255	0.000	5.46
ETF Shares	74.95[1]	74.13	0.385	0.000	5.42
Short-Term Bond
Investor Shares	$9.89	$9.85	$0.226	$0.000	5.14%
Admiral Shares	9.89	9.85	0.230	0.000	5.22
Signal Shares	9.93[2]	9.85	0.117	0.000	5.22
ETF Shares	74.95[1]	74.90	0.344	0.000	5.21
Intermediate-Term Bond
Investor Shares	$10.25	$10.05	$0.251	$0.000	5.44%
Admiral Shares	10.25	10.05	0.255	0.000	5.53
Signal Shares	10.09[3]	10.05	0.035	0.000	5.52
Institutional Shares	10.25	10.05	0.257	0.000	5.56
ETF Shares	74.90[1]	73.70	0.446	0.000	5.51
Long-Term Bond
Investor Shares	$11.53	$11.12	$0.304	$0.000	5.72%
Institutional Shares	11.53	11.12	0.310	0.000	5.84
ETF Shares	74.90[1]	73.01	0.555	0.000	5.79

1 Share price at inception: April 3, 2007.

2 Share price at inception: March 30, 2007.

3 Share price at inception: June 5, 2007.

3

Chairman’s Letter

Dear Shareholder,

During the first six months of 2007, as U.S. economic signals remained mixed, fears of inflation continued. Bond investors drove up the yields on intermediate- and long-term bonds, driving down their prices. The returns from investment-grade bonds were modest in this environment.

For the period, the Investor Shares of the four Vanguard Bond Index Funds posted returns that ranged from –1.0% for the Long-Term Bond Index Fund to 1.9% for the Short-Term Bond Index Fund. Each of the funds closely tracked the performance of its target index.

During the period, all four Vanguard Bond Index Funds launched exchange-traded shares. Like the funds, the new ETFs are managed by Vanguard Fixed Income Group.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the past six months, as yields of intermediate-and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked

4

more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

Market Barometer
			Total Returns
		Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1 Annualized.

5

Each of the funds captured its benchmark’s return

During the fiscal half-year, fixed income markets came under pressure as intermediate- and long-term yields rose in response to lingering inflationary pressures, concerns about the subprime mortgage market, and the market’s belief that the Federal Reserve was less likely in the near-term to cut its federal funds target rate, which remained at 5.25%. The yield curve reverted during the period, with the yields of short-term (3- and 6-month) U.S. Treasuries falling while the yields of most other Treasury maturities rose. With short-term yields falling and intermediate- and long-term yields rising, short-term bonds performed the best.

For the six months, Vanguard Short-Term Bond Index Fund produced a return of 1.9% for its Investor Shares, as its share-price decline was more than offset by income from its holdings. In contrast, the Long-Term Bond Index Fund returned –1.0% for its Investor Shares, as its share price is more sensitive to rate changes. Between these two, the Intermediate-Term Bond Index Fund returned 0.5% and the Total Bond Market Index Fund returned 0.8%, both for their Investor Shares. The table below shows these returns broken into their income and capital components.

Each of the funds either captured its benchmark’s return or came up just shy. Of course, benchmarks do not incur the operating and transaction costs that affect real-world portfolios. Your fund’s advisor, Vanguard Fixed Income Group, is among the leaders in bond indexing, having developed numerous proprietary trading and portfolio-construction methods to capture the returns of selected benchmarks.

The advisor is aided in this task by the funds’ low costs, a hallmark of Vanguard portfolios. Low costs allow the funds to track their indexes more closely and to

Components of Total Returns
Six Months Ended June 30, 2007

Index Fund (Investor Shares)	Income	Capital	Total
Total Bond Market	2.5%	–1.7%	0.8%
Short-Term Bond	2.3	–0.4	1.9
Intermediate-Term Bond	2.5	–2.0	0.5
Long-Term Bond	2.6	–3.6	–1.0

6

pass on a larger portion of their returns to shareholders. This low-cost advantage is an essential element in the funds’ competitive long-term performance.

Bond indexing remains a highly useful strategy

Although returns for the recent six-month period were modest, the merits of bond indexing as an investment strategy remain. Given their low cost and the clarity of their investment approach, bond index funds offer you wide exposure to theinvestment-grade U.S. bond market, and the opportunity to capture the bond market’s returns.

In fact, bonds are an important component of any long-term, balanced portfolio. Bonds can help to offset the volatility of stocks, and they offer the potential for higher returns than money market funds do.

Vanguard Bond Index Funds offer you a way to participate in either the broad U.S. bond market or discrete maturity segments, at very low costs.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2007

Annualized Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Signal	Institutional	ETF	Peer
Index Fund	Shares	Shares	Shares	Shares	Shares	Group
Total Bond Market	0.19%	0.10%	0.10%	0.07%	0.11%[2]	0.96%
Short-Term Bond	0.18	0.10	0.10[2]	—	0.11[2]	0.94
Intermediate-Term Bond	0.18	0.10	0.10[2]	0.07	0.11[2]	0.96
Long-Term Bond	0.18	—	—	0.07	0.11[2]	1.14

1 Fund expense ratios reflect the six months ended June 30, 2007. Peer groups are: for the Total Bond Market Index Fund and Intermediate-Term Bond Index Fund, the Average Intermediate-Term Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2 Inception dates: for Total Bond Market Index Fund ETF Shares, April 3, 2007; for Short-Term Bond Index Fund Signal Shares, March 30, 2007, and for ETF Shares, April 3, 2007; for Intermediate-Term Bond Index Fund Signal Shares, June 5, 2007, and for ETF Shares, April 3, 2007; for Long-Term Bond ETF Shares, April 3, 2007.

7

Total Bond Market ETF

Premium/Discount: April 3, 20071–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	55	88.71%	0	0.00%
25– 49.9	6	9.68	0	0.00
50–74.9	1	1.61	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	62	100.00%	0	0.00%

Short-Term Bond ETF

Premium/Discount: April 3, 20071–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	61	98.39%	0	0.00%
25– 49.9	1	1.61	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	62	100.00%	0	0.00%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

8

Intermediate-Term Bond ETF

Premium/Discount: April 3, 20071–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	47	75.81%	0	0.00%
25– 49.9	15	24.19	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	62	100.00%	0	0.00%

Long-Term Bond ETF

Premium/Discount: April 3, 20071–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	31	50.00%	0	0.00%
25– 49.9	31	50.00	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	62	100.00%	0	0.00%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

9

Total Bond Market Index Fund

Fund Profile

As of June 30, 2007

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	2,923	8,899
Yield		—
Investor Shares	5.3%
Admiral Shares	5.4%
Signal Shares	5.4%
Institutional Shares	5.5%
ETF Shares	5.4%
Yield to Maturity	5.6%[2]	5.7%
Average Coupon	5.5%	5.4%
Average Effective Maturity	7.3 years	7.3 years
Average Quality[3]	Aa1	Aa1
Average Duration	4.7 years	4.7 years
Expense Ratio		—
Investor Shares	0.19%[4]
Admiral Shares	0.10%[4]
Signal Shares	0.10%[4]
Institutional Shares	0.07%[4]
ETF Shares	0.11%[4]
Short-Term Reserves	1%	—

Sector Diversification[5] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	7%
Finance	8
Foreign	2
Government Mortgage-Backed	37
Industrial	8
Treasury/Agency	35
Utilities	2
Short-Term Reserves	1%

Volatility Measures[6]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.01

Distribution by Maturity (% of portfolio)

Under 1 Year	3%
1–5 Years	38
5–10 Years	46
10–20 Years	8
20–30 Years	5

Distribution by Credit Quality[3] (% of portfolio)

Aaa	81%
Aa	5
A	7
Baa	7

Investment Focus

1 Lehman U.S. Aggregate Bond Index.

2 Before expenses.

3 Moody’s Investors Service.

4 Annualized.

5 The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

10

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	2.5%	6.9%	9.4%	9.7%
1998	2.2	6.4	8.6	8.7
1999	–6.8	6.0	–0.8	–0.8
2000	4.2	7.2	11.4	11.6
2001	1.9	6.5	8.4	8.4
2002	2.4	5.9	8.3	10.3
2003	–0.7	4.7	4.0	4.1
2004	–0.2	4.4	4.2	4.3
2005	–2.0	4.4	2.4	2.4
2006	–0.7	5.0	4.3	4.3
2007[2]	–1.7	2.5	0.8	1.0

Average Annual Total Returns: Periods Ended June 30, 2007
						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	12/11/1986	6.07%	4.18%	0.11%	5.63%	5.74%
Admiral Shares	11/12/2001	6.16	4.27	–1.02[4]	4.95[4]	3.93[4]
Signal Shares	9/1/2006	3.01[4]	—	—	—	—
Institutional Shares	9/18/1995	6.20	4.31	0.11	5.75	5.86
ETF Shares	4/3/2007
Market Price		–0.39[4]	—	—	—	—
Net Asset Value		–0.58[4]	—	—	—	—

1 Lehman U.S. Aggregate Bond Index.

2 Six months ended June 30, 2007.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 18–22 for dividend and capital gains information.

11

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.875%	8/15/17	438,790	568,646	1.2%
	U.S. Treasury Bond	6.750%	8/15/26	349,355	413,493	0.9%
	U.S. Treasury Bond	8.750%	5/15/17	270,270	346,367	0.7%
	U.S. Treasury Bond	3.625%	5/15/13	323,125	302,022	0.6%
	U.S. Treasury Bond	8.750%	8/15/20	221,525	295,875	0.6%
	U.S. Treasury Bond	8.125%	8/15/21	148,425	191,376	0.4%
	U.S. Treasury Bond	11.250%	2/15/15	122,275	170,000	0.4%
	U.S. Treasury Bond	12.000%	8/15/13	131,800	141,809	0.3%
	U.S. Treasury Bond	8.125%	8/15/19	108,895	137,701	0.3%
	U.S. Treasury Bond	4.000%	2/15/15	141,150	132,129	0.3%
	U.S. Treasury Bond	5.375%	2/15/31	124,995	128,412	0.3%
	U.S. Treasury Bond	4.500%–13.250%	11/15/12–2/15/37	963,751	1,186,693	2.5%
1	U.S. Treasury Note	6.500%	2/15/10	625,855	650,107	1.3%
	U.S. Treasury Note	4.500%	9/30/11	572,395	563,002	1.2%
	U.S. Treasury Note	4.875%	7/31/11	370,350	369,713	0.8%
	U.S. Treasury Note	3.375%	10/15/09	373,845	361,755	0.7%
	U.S. Treasury Note	4.250%	8/15/14	335,275	320,607	0.7%
	U.S. Treasury Note	5.125%	6/30/08	313,855	314,150	0.6%
	U.S. Treasury Note	4.625%	10/31/11	310,095	306,414	0.6%
	U.S. Treasury Note	4.875%	10/31/08	284,725	284,415	0.6%
	U.S. Treasury Note	4.250%	11/15/14	296,750	283,117	0.6%
	U.S. Treasury Note	4.875%	8/31/08	268,775	268,439	0.6%
	U.S. Treasury Note	4.500%	11/30/11	243,750	239,675	0.5%
	U.S. Treasury Note	4.000%	2/15/14	245,100	231,965	0.5%
	U.S. Treasury Note	4.500%	3/31/09	220,125	218,578	0.4%
	U.S. Treasury Note	4.875%	4/30/11	212,250	211,885	0.4%
	U.S. Treasury Note	4.250%	1/15/11	194,735	190,628	0.4%
	U.S. Treasury Note	3.125%	10/15/08	179,075	175,046	0.4%
	U.S. Treasury Note	3.625%	7/15/09	178,455	174,077	0.4%
	U.S. Treasury Note	3.625%	1/15/10	175,960	170,681	0.4%
	U.S. Treasury Note	3.125%	4/15/09	174,295	169,066	0.4%

12

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	3.500%	2/15/10	161,275	155,782	0.3%
	U.S. Treasury Note	4.875%	5/31/08	153,450	153,330	0.3%
	U.S. Treasury Note	4.625%	9/30/08	150,570	149,959	0.3%
	U.S. Treasury Note	4.500%	2/15/09	149,460	148,480	0.3%
	U.S. Treasury Note	6.000%	8/15/09	143,035	146,142	0.3%
	U.S. Treasury Note	2.625%–5.625%	8/15/07–8/15/16	1,548,367	1,527,413	3.2%
					11,798,949	24.7%
Agency Bonds and Notes
2	Federal Home Loan Bank	5.125%	8/14/13	127,700	126,085	0.3%
2	Federal Home Loan Bank	3.875%–7.625%	8/22/08–7/15/36	993,845	983,891	2.0%
2	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	127,947	124,139	0.3%
2	Federal Home Loan
	Mortgage Corp.	0.000%–7.000%	3/15/08–3/15/31	1,355,069	1,355,704	2.8%
2	Federal National Mortgage Assn.	6.625%	9/15/09	174,315	179,429	0.4%
2	Federal National Mortgage Assn.	3.875%	7/15/08	138,200	136,247	0.3%
2	Federal National
	Mortgage Assn.	3.250%–8.200%	11/15/07–11/15/30	1,263,208	1,266,876	2.6%
†	Other—Agency Bonds and Notes				244,371	0.5%
					4,416,742	9.2%
Mortgage-Backed Securities
	Conventional Mortgage-Backed Securities
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	3/1/37	201,630	194,499	0.4%
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	1/2/37	137,865	132,988	0.3%
[2,3]	Federal Home Loan
	Mortgage Corp.	4.000%–10.500%	7/1/07–7/1/37	6,153,946	5,940,764	12.4%
[2,3]	Federal National Mortgage Assn.	5.500%	7/1/37	271,200	261,453	0.5%
[2,3]	Federal National Mortgage Assn.	5.000%	7/1/37	146,200	136,925	0.3%
[2,3]	Federal National
	Mortgage Assn.	4.000%–11.000%	9/1/07–7/1/37	8,143,477	7,893,025	16.5%
3	Government National
	Mortgage Assn.	4.000%–11.500%	9/15/07–7/1/37	1,701,097	1,665,894	3.5%
	Nonconventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.090%–5.875%	11/1/33–5/1/37	469,877	466,404	1.0%
[2,3]	Federal National
	Mortgage Assn.	4.135%–5.892%	11/1/33–6/1/37	946,312	937,692	2.0%
3	Government National
	Mortgage Assn.	5.375%–7.900%	2/15/21–6/20/29	822	836	0.0%
					17,630,480	36.9%
Total U.S. Government and Agency Obligations (Cost $34,380,073)					33,846,171	70.8%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[3,4]	Bank One Issuance Trust	5.430%	2/15/11	200,000	200,368	0.4%
[3,4]	Chase Issuance Trust	5.330%	12/15/10	244,486	244,459	0.5%
[3,4]	DaimlerChrysler Master Owner Trust	5.330%	8/17/09	231,500	231,500	0.5%
[3,4]	Discover Card Master Trust I	5.340%	5/15/10	146,000	146,058	0.3%
[3,4]	Gracechurch Card Funding PLC	5.330%	9/15/10	143,000	143,109	0.3%
[3,4]	MBNA Credit Card
	Master Note Trust	5.450%	2/15/11	161,525	161,951	0.3%
[3,4]	MBNA Credit Card
	Master Note Trust	5.320%	12/15/10	117,500	117,595	0.2%
†	Other—Asset-Backed/Commercial Mortgage-Backed Securities				2,505,369	5.3%
					3,750,409	7.8%

13

Total Bond Market Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Finance
†	Banking		1,533,989	3.2%
†	Brokerage		703,454	1.5%
†	Finance Companies		758,970	1.6%
†	Insurance		539,810	1.1%
†	Real Estate Investment Trusts		182,237	0.4%
†	Finance—Other		2,590	0.0%
			3,721,050	7.8%
Industrial
†	Basic Industry		259,046	0.5%
†	Capital Goods		437,528	0.9%
†	Communication		1,106,415	2.3%
†	Consumer Cyclical		658,980	1.4%
†	Consumer Noncyclical		746,471	1.6%
†	Energy		429,598	0.9%
†	Technology		187,331	0.4%
†	Transportation		190,719	0.4%
†	Industrial—Other		11,587	0.0%
			4,027,675	8.4%
Utilities
†	Electric		625,666	1.3%
†	Natural Gas		188,602	0.4%
			814,268	1.7%
Total Corporate Bonds (Cost $12,511,171)			12,313,402	25.7%
† Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,085,440)			1,068,778	2.2%
† Taxable Municipal Bonds (Cost $82,266)			80,625	0.2%

		Shares
Temporary Cash Investment
5	Vanguard Market Liquidity Fund, 5.281% (Cost $847,391)	847,391,119	847,391	1.8%
6	Total Investments (Cost $48,906,341)		48,156,367	100.7%
Other Assets and Liabilities
Other Assets—Note B			1,546,038	3.2%
Payables for Investment Securities Purchased			(1,617,964)	(3.4%)
Other Liabilities			(263,812)	(0.5%)
			(335,738)	(0.7%)
Net Assets			47,820,629	100.0%

14

Total Bond Market Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	48,910,591
Undistributed Net Investment Income	826
Accumulated Net Realized Losses	(298,990)
Unrealized Depreciation
Investment Securities	(749,974)
Swap Contracts	(41,824)
Net Assets	47,820,629

Investor Shares—Net Assets
Applicable to 2,777,014,411 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	27,280,123
Net Asset Value Per Share—Investor Shares	$9.82

Admiral Shares—Net Assets
Applicable to 1,044,027,484 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	10,256,066
Net Asset Value Per Share—Admiral Shares	$9.82

Signal Shares—Net Assets
Applicable to 140,919,069 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,384,372
Net Asset Value Per Share—Signal Shares	$9.82

Institutional Shares—Net Assets
Applicable to 881,090,451 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	8,655,441
Net Asset Value Per Share—Institutional Shares	$9.82

ETF Shares—Net Assets
Applicable to 3,300,000 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	244,627
Net Asset Value Per Share—ETF Shares	$74.13

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Securities with a value of $8,435,000 have been segregated as collateral for open swap contracts.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Adjustable-rate note.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $283,302,000, representing 0.6% of net assets.

7 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

15

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Interest[1]	1,140,438
Security Lending	20
Total Income	1,140,458
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,858
Management and Administrative—Investor Shares	19,728
Management and Administrative—Admiral Shares	3,319
Management and Administrative—Signal Shares	348
Management and Administrative—Institutional Shares	1,123
Management and Administrative—ETF Shares	26
Marketing and Distribution—Investor Shares	3,290
Marketing and Distribution—Admiral Shares	831
Marketing and Distribution—Signal Shares	61
Marketing and Distribution—Institutional Shares	1,087
Marketing and Distribution—ETF Shares	1
Custodian Fees	147
Shareholders’ Reports—Investor Shares	176
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Signal Shares	12
Shareholders’ Reports—Institutional Shares	17
Shareholders’ Reports—ETF Shares	—
Trustees’ Fees and Expenses	25
Total Expenses	32,061
Net Investment Income	1,108,397
Realized Net Gain (Loss)
Investment Securities Sold	(32,781)
Swap Contracts	(1,617)
Realized Net Gain (Loss)	(34,398)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(683,333)
Swap Contracts	(47,886)
Change in Unrealized Appreciation (Depreciation)	(731,219)
Net Increase (Decrease) in Net Assets Resulting from Operations	342,780

1 Interest income from an affiliated company of the fund was $24,926,000.

16

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,108,397	1,761,782
Realized Net Gain (Loss)	(34,398)	(140,026)
Change in Unrealized Appreciation (Depreciation)	(731,219)	(78,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	342,780	1,542,970
Distributions
Net Investment Income
Investor Shares	(644,404)	(1,082,915)
Admiral Shares	(233,731)	(285,074)
Signal Shares	(21,002)	(7,558)
Institutional Shares	(208,008)	(388,213)
ETF Shares	(501)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,107,646)	(1,763,760)
Capital Share Transactions—Note E
Investor Shares	3,965,504	2,289,948
Admiral Shares	2,523,330	3,377,281
Signal Shares	767,025	631,124
Institutional Shares	525,977	983,478
ETF Shares	245,439	—
Net Increase (Decrease) from Capital Share Transactions	8,027,275	7,281,831
Total Increase (Decrease)	7,262,409	7,061,041
Net Assets
Beginning of Period	40,558,220	33,497,179
End of Period[1]	47,820,629	40,558,220

1 Net Assets—End of Period includes undistributed net investment income of $826,000 and $125,000.

17

Total Bond Market Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.99	$10.06	$10.27	$10.31	$10.38	$10.15
Investment Operations
Net Investment Income	.249	.485	.446	.441	.465	.572
Net Realized and Unrealized Gain (Loss)
on Investments	(.170)	(.070)	(.205)	(.014)	(.060)	.239
Total from Investment Operations	.079	.415	.241	.427	.405	.811
Distributions
Dividends from Net Investment Income	(.249)	(.485)	(.449)	(.446)	(.475)	(.570)
Distributions from Realized Capital Gains	—	—	(.002)	(.021)	—	(.011)
Total Distributions	(.249)	(.485)	(.451)	(.467)	(.475)	(.581)
Net Asset Value, End of Period	$9.82	$9.99	$10.06	$10.27	$10.31	$10.38

Total Return[1]	0.78%	4.27%	2.40%	4.24%	3.97%	8.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,280	$23,769	$21,643	$19,479	$17,032	$16,676
Ratio of Total Expenses to
Average Net Assets	0.19%*	0.20%	0.20%	0.20%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	5.03%*	4.88%	4.40%	4.29%	4.46%	5.63%
Portfolio Turnover Rate[2]	59%*	63%	59%	59%	89%	90%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

18

Total Bond Market Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.99	$10.06	$10.27	$10.31	$10.38	$10.15
Investment Operations
Net Investment Income	.253	.494	.455	.450	.472	.578
Net Realized and Unrealized Gain (Loss)
on Investments	(.170)	(.070)	(.205)	(.014)	(.060)	.239
Total from Investment Operations	.083	.424	.250	.436	.412	.817
Distributions
Dividends from Net Investment Income	(.253)	(.494)	(.458)	(.455)	(.482)	(.576)
Distributions from Realized Capital Gains	—	—	(.002)	(.021)	—	(.011)
Total Distributions	(.253)	(.494)	(.460)	(.476)	(.482)	(.587)
Net Asset Value, End of Period	$9.82	$9.99	$10.06	$10.27	$10.31	$10.38

Total Return	0.82%	4.36%	2.49%	4.33%	4.04%	8.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,256	$7,900	$4,529	$2,502	$2,092	$1,805
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.11%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	5.12%*	4.97%	4.49%	4.38%	4.52%	5.66%
Portfolio Turnover Rate[1]	59%*	63%	59%	59%	89%	90%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

19

Total Bond Market Index Fund

Signal Shares
	Six Months	Sept. 1,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$9.99	$9.94
Investment Operations
Net Investment Income	.253	.166
Net Realized and Unrealized Gain (Loss) on Investments	(.170)	.050
Total from Investment Operations	.083	.216
Distributions
Dividends from Net Investment Income	(.253)	(.166)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.253)	(.166)
Net Asset Value, End of Period	$9.82	$9.99

Total Return	0.82%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,384	$632
Ratio of Total Expenses to Average Net Assets	0.10%*	0.11%*
Ratio of Net Investment Income to Average Net Assets	5.12%*	4.97%*
Portfolio Turnover Rate[2]	59%*	63%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

20

Total Bond Market Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.99	$10.06	$10.27	$10.31	$10.38	$10.15
Investment Operations
Net Investment Income	.255	.498	.459	.453	.477	.585
Net Realized and Unrealized Gain (Loss)
on Investments	(.170)	(.070)	(.205)	(.014)	(.060)	.239
Total from Investment Operations	.085	.428	.254	.439	.417	.824
Distributions
Dividends from Net Investment Income	(.255)	(.498)	(.462)	(.458)	(.487)	(.583)
Distributions from Realized Capital Gains	—	—	(.002)	(.021)	—	(.011)
Total Distributions	(.255)	(.498)	(.464)	(.479)	(.487)	(.594)
Net Asset Value, End of Period	$9.82	$9.99	$10.06	$10.27	$10.31	$10.38

Total Return	0.84%	4.40%	2.53%	4.36%	4.10%	8.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,655	$8,257	$7,325	$7,444	$6,593	$6,525
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.07%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	5.15%*	5.01%	4.53%	4.41%	4.60%	5.77%
Portfolio Turnover Rate[1]	59%*	63%	59%	59%	89%	90%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

21

Total Bond Market Index Fund

ETF Shares
April 3, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$74.95
Investment Operations
Net Investment Income	.619
Net Realized and Unrealized Gain (Loss) on Investments	(1.054)
Total from Investment Operations	(.435)
Distributions
Dividends from Net Investment Income	(.385)
Distributions from Realized Capital Gains	—
Total Distributions	(.385)
Net Asset Value, End of Period	$74.13

Total Return	–0.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$245
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	5.11%*
Portfolio Turnover Rate[2]	59%*

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares were first issued on April 3, 2007, and first offered to the public on April 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

23

Total Bond Market Index Fund

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $4,044,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 4.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

24

Total Bond Market Index Fund

During the six months ended June 30, 2007, the fund realized $5,556,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $50,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At June 30, 2007, the fund had $55,000 of net swap gains available to distribute to shareholders as ordinary income dividends.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2006, the fund had available realized losses of $257,496,000 to offset future net capital gains of $77,012,000 through December 31, 2013, and $180,484,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $48,906,341,000. Net unrealized depreciation of investment securities for tax purposes was $749,974,000, consisting of unrealized gains of $178,863,000 on securities that had risen in value since their purchase and $928,837,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)[2]	($000)
4/3/09	WB	184,100	4.999%	(5.350%)	(1,185)

1 WB—Wachovia Bank, N.A.

2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

25

Total Bond Market Index Fund

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
7/31/07	BA	100,000	5.250%	(1,756)
7/31/07	LEH	50,000	5.170%	(985)
7/31/07	LEH	25,000	5.265%	(920)
7/31/07	LEH	25,000	5.265%	(920)
8/31/07	BA	100,000	5.310%	(2,908)
8/31/07	LEH	50,000	5.170%	(985)
8/31/07	LEH	50,000	5.270%	(1,840)
9/30/07	BA	80,000	5.310%	(2,327)
9/30/07	BA	70,000	5.310%	(1,928)
9/30/07	LEH	50,000	5.170%	(985)
10/31/07	UBS	75,000	5.270%	(1,499)
10/31/07	BA	50,000	5.310%	(1,377)
10/31/07	LEH	50,000	5.320%	(200)
10/31/07	BA	25,000	5.270%	(499)
11/30/07	LEH	100,000	5.270%	(1,987)
11/30/07	LEH	85,000	5.335%	(2,352)
11/30/07	BA	18,000	5.310%	(496)
12/31/07	WB	150,000	5.270%	(2,600)
12/31/07	LEH	50,000	5.270%	(993)
1/31/08	LEH	150,000	5.289%	(2,611)
1/31/08	LEH	50,000	5.270%	(993)
2/28/08	BA	150,000	5.290%	(4,203)
2/28/08	LEH	50,000	5.320%	(200)
3/31/08	WB	150,000	5.160%	(3,413)
3/31/08	LEH	50,000	5.320%	(200)
4/30/08	BA	100,000	5.310%	(414)
Federal Home Loan Mortgage Corp., 6.000% 30-Year
9/30/07	UBS	163,700	4.910%	—
Federal National Mortgage Assn., 6.500% 30-Year
7/31/07	UBS	63,000	5.319%	(515)
9/30/07	UBS	69,000	5.090%	—
Hybrid ARM Index
3/31/08	LEH	40,000	5.320%	(266)
4/30/08	LEH	40,000	5.310%	(267)
				(40,639)

1 BA—Bank of America N.A.

LEH—Lehman Brothers Special Financing Inc.

UBS—UBS Securities A.G.

WB—Wachovia Bank, N.A.

2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

26

Total Bond Market Index Fund

D. During the six months ended June 30, 2007, the fund purchased $2,594,054,000 of investment securities and sold $1,425,085,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,850,380,000 and $11,737,473,000, respectively.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	5,857,553	587,498	6,561,424	660,130
Issued in Lieu of Cash Distributions	625,043	62,802	1,046,965	105,570
Redeemed	(2,517,092)	(252,991)	(5,318,441)	(537,965)
Net Increase (Decrease)—Investor Shares	3,965,504	397,309	2,289,948	227,735
Admiral Shares
Issued	3,195,275	320,688	4,291,475	432,780
Issued in Lieu of Cash Distributions	208,227	20,925	242,937	24,472
Redeemed	(880,172)	(88,489)	(1,157,131)	(116,719)
Net Increase (Decrease)—Admiral Shares	2,523,330	253,124	3,377,281	340,533
Signal Shares
Issued	792,324	80,136	633,727	63,588
Issued in Lieu of Cash Distributions	20,987	2,110	7,557	755
Redeemed	(46,286)	(4,651)	(10,160)	(1,019)
Net Increase (Decrease)—Signal Shares	767,025	77,595	631,124	63,324
Institutional Shares
Issued	2,099,166	211,562	2,785,682	280,111
Issued in Lieu of Cash Distributions	189,446	19,031	352,988	35,593
Redeemed	(1,762,635)	(176,118)	(2,155,192)	(217,434)
Net Increase (Decrease)—Institutional Shares	525,977	54,475	983,478	98,270
ETF Shares
Issued	245,439	3,300	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	245,439	3,300	—	—

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

27

Short-Term Bond Index Fund

Fund Profile

As of June 30, 2007

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	730	1,857	8,899
Yield		—	—
Investor Shares	5.1%
Admiral Shares	5.2%
Signal Shares	5.2%
ETF Shares	5.2%
Yield to Maturity	5.2%[3]	5.2%	5.7%
Average Coupon	5.0%	5.0%	5.4%
Average Effective Maturity	2.7 years	2.8 years	7.3 years
Average Quality[4]	Aa1	Aa1	Aa1
Average Duration	2.4 years	2.4 years	4.7 years
Expense Ratio		—	—
Investor Shares	0.18%[5]
Admiral Shares	0.10%[5]
Signal Shares	0.10%[5]
ETF Shares	0.11%[5]
Short-Term Reserves	1%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	1%
Finance	12
Foreign	4
Government Mortgage-Backed	0
Industrial	11
Treasury/Agency	70
Utilities	1
Short-Term Reserves	1%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.85
Beta	1.02	0.53

Distribution by Maturity (% of portfolio)

Under 1 Year	5%
1– 3 Years	55
3–5 Years	39
Over 5 Years	1

Distribution by Credit Quality[4] (% of portfolio)

Aaa	75%
Aa	8
A	10
Baa	7

Investment Focus

1 Lehman 1–5 Year U.S. Government/Credit Index.

2 Lehman U.S. Aggregate Bond Index.

3 Before expenses.

4 Moody’s Investors Service.

5 Annualized.

6 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

28

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.8%	6.2%	7.0%	7.1%
1998	1.7	5.9	7.6	7.6
1999	–3.3	5.4	2.1	2.1
2000	2.4	6.4	8.8	8.9
2001	3.0	5.9	8.9	9.0
2002	1.5	4.6	6.1	8.1
2003	0.1	3.3	3.4	3.4
2004	–1.3	3.0	1.7	1.8
2005	–2.2	3.5	1.3	1.4
2006	–0.3	4.4	4.1	4.2
2007[2]	–0.4	2.3	1.9	1.9

Average Annual Total Returns: Periods Ended June 30, 2007
Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	5.49%	3.30%	0.20%	4.77%	4.97%
Admiral Shares	11/12/2001	5.57	3.37	–0.76[4]	3.89[4]	3.13[4]
Signal Shares	3/30/2007	0.37[4]	—	—	—	—
ETF Shares	4/3/2007
Market Price		0.61[4]	—	—	—	—
Net Asset Value		0.39[4]	—	—	—	—

1 Lehman 1–5 Year U.S. Government/Credit Index.

2 Six months ended June 30, 2007.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 36–39 for dividend and capital gains information.

29

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	13.250%	5/15/14	35,000	40,124	0.7%
U.S. Treasury Bond	3.625%	5/15/13	5,325	4,977	0.1%
U.S. Treasury Note	4.875%	4/30/11	147,580	147,326	2.6%
U.S. Treasury Note	4.875%	8/31/08	145,525	145,343	2.5%
U.S. Treasury Note	4.500%	2/15/09	132,525	131,656	2.3%
U.S. Treasury Note	4.875%	10/31/08	128,450	128,310	2.2%
U.S. Treasury Note	4.750%	1/31/12	126,530	125,581	2.2%
U.S. Treasury Note	4.750%	12/31/08	125,175	124,823	2.1%
U.S. Treasury Note	4.000%	4/15/10	119,865	117,094	2.0%
U.S. Treasury Note	4.625%	10/31/11	91,450	90,364	1.6%
U.S. Treasury Note	2.625%	5/15/08	91,455	89,598	1.5%
U.S. Treasury Note	5.125%	6/30/08	82,370	82,447	1.4%
U.S. Treasury Note	4.750%	3/31/11	75,525	75,112	1.3%
U.S. Treasury Note	4.250%	10/15/10	76,450	74,981	1.3%
U.S. Treasury Note	4.500%	9/30/11	73,625	72,417	1.3%
U.S. Treasury Note	4.500%	3/31/12	73,550	72,183	1.3%
U.S. Treasury Note	3.625%	7/15/09	72,000	70,234	1.2%
U.S. Treasury Note	4.875%	1/31/09	68,600	68,536	1.2%
U.S. Treasury Note	4.125%	8/15/10	69,700	68,143	1.2%
U.S. Treasury Note	4.875%	5/31/08	65,225	65,174	1.1%
U.S. Treasury Note	4.500%	4/30/12	65,795	64,572	1.1%
U.S. Treasury Note	4.625%	2/29/12	62,985	62,188	1.1%
U.S. Treasury Note	3.500%	12/15/09	58,875	57,007	1.0%
U.S. Treasury Note	6.500%	2/15/10	54,850	56,975	1.0%
U.S. Treasury Note	4.000%	3/15/10	57,500	56,224	1.0%
U.S. Treasury Note	3.375%	10/15/09	51,740	50,067	0.9%
U.S. Treasury Note	4.500%	2/28/11	48,675	48,014	0.8%
U.S. Treasury Note	4.375%	12/15/10	47,355	46,578	0.8%
U.S. Treasury Note	3.125%	4/15/09	46,515	45,120	0.8%
U.S. Treasury Note	5.125%	6/30/11	43,795	44,130	0.8%

30

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	3.500%	2/15/10	32,750	31,635	0.6%
	U.S. Treasury Note	3.125%–6.000%	5/15/08–2/15/13	265,448	262,570	4.6%
					2,619,503	45.6%
Agency Bonds and Notes
[1]	Federal Home Loan Bank	5.000%	2/20/09	66,400	66,166	1.2%
[1]	Federal Home Loan Bank	5.375%	7/17/09	53,600	53,816	0.9%
[1]	Federal Home Loan Bank	4.750%	4/24/09	45,000	44,679	0.8%
[1]	Federal Home Loan Bank	3.625%	11/14/08	40,000	39,176	0.7%
[1]	Federal Home Loan Bank	5.375%	8/19/11	36,950	37,118	0.6%
[1]	Federal Home Loan Bank	5.000%	9/18/09	35,000	34,865	0.6%
[1]	Federal Home Loan Bank	2.625%	7/15/08	35,000	34,097	0.6%
[1]	Federal Home Loan Bank	3.000%–5.800%	9/2/08–11/18/11	150,000	147,406	2.6%
[1]	Federal Home Loan
	Mortgage Corp.	5.000%	6/11/09	60,000	59,816	1.0%
[1]	Federal Home Loan
	Mortgage Corp.	5.250%	5/21/09	49,500	49,565	0.9%
[1]	Federal Home Loan
	Mortgage Corp.	4.875%	2/17/09	48,700	48,496	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	5.000%	9/16/08	42,050	41,958	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	42,000	40,750	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	6.625%	9/15/09	38,450	39,570	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	5.125%	10/15/08	37,450	37,425	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	4.625%–6.000%	12/19/08–3/15/12	115,400	115,159	2.0%
[1]	Federal National Mortgage Assn.	7.250%	1/15/10	60,250	63,163	1.1%
[1]	Federal National Mortgage Assn.	6.625%	9/15/09	56,000	57,643	1.0%
[1]	Federal National Mortgage Assn.	3.875%	2/15/10	50,000	48,408	0.8%
[1]	Federal National Mortgage Assn.	6.000%	5/15/11	42,500	43,616	0.8%
[1]	Federal National Mortgage Assn.	6.625%	11/15/10	33,850	35,289	0.6%
[1]	Federal National Mortgage Assn.	4.500%	10/15/08	33,725	33,427	0.6%
[1]	Federal National
	Mortgage Assn.	3.250%–6.375%	7/15/08–5/18/12	157,800	156,609	2.7%
†	Other—Agency Bonds and Notes				53,941	0.9%
					1,382,158	24.0%
Total U.S. Government and Agency Obligations (Cost $4,028,254)					4,001,661	69.6%
Corporate Bonds
† Asset-Backed/Commercial Mortgage-Backed Securities					35,515	0.6%

Finance
†	Banking				301,363	5.3%
†	Brokerage				129,320	2.2%
†	Finance Companies				195,725	3.4%
†	Insurance				56,990	1.0%
†	Real Estate Investment Trusts				21,952	0.4%
					705,350	12.3%
Industrial
†	Basic Industry				26,327	0.4%
†	Capital Goods				73,904	1.3%
†	Communication				168,580	2.9%
†	Consumer Cyclical				124,960	2.2%
†	Consumer Noncyclical				101,601	1.8%

31

Short-Term Bond Index Fund

		Market	Percentage
		Value•	of Net
		($000)	Assets
† Energy		44,027	0.8%
† Technology		34,616	0.6%
† Transportation		27,167	0.5%
† Industrial—Other		1,040	0.0%
		602,222	10.5%
Utilities
† Electric		64,320	1.1%
† Natural Gas		22,164	0.4%
		86,484	1.5%
Total Corporate Bonds (Cost $1,450,847)		1,429,571	24.9%
† Sovereign Bonds (U.S. Dollar-Denominated) (Cost 245,077)		242,208	4.2%

	Shares
Temporary Cash Investment
2 Vanguard Market Liquidity Fund, 5.281% (Cost $36,853)	36,852,939	36,853	0.6%
[3]Total Investments (Cost $5,761,031)		5,710,293	99.3%
Other Assets and Liabilities—Net		37,621	0.7%
Net Assets (100%)		5,747,914	100.0%

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		5,710,293	99.3%
Receivables for Investment Securities Sold		218,230	3.8%
Other Assets—Note B		142,298	2.5%
Total Assets		6,070,821	105.6%
Liabilities
Payables for Investment Securities Purchased		(299,725)	(5.2%)
Other Liabilities		(23,182)	(0.4%)
Total Liabilities		(322,907)	(5.6%)
Net Assets		5,747,914	100.0%

32

Short-Term Bond Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	5,923,742
Undistributed Net Investment Income	623
Accumulated Net Realized Losses	(125,713)
Unrealized Depreciation	(50,738)
Net Assets	5,747,914

Investor Shares—Net Assets
Applicable to 265,593,423 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,616,458
Net Asset Value Per Share—Investor Shares	$9.85

Admiral Shares—Net Assets
Applicable to 278,936,028 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,747,911
Net Asset Value Per Share—Admiral Shares	$9.85

Signal Shares—Net Assets
Applicable to 21,445,206 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	211,281
Net Asset Value Per Share—Signal Shares	$9.85

ETF Shares—Net Assets
Applicable to 2,300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	172,264
Net Asset Value Per Share—ETF Shares	$74.90

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $12,257,000 representing 0.2% of net assets.

4 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

33

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Interest[1]	128,909
Security Lending	—
Total Income	128,909
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative
Investor Shares	1,811
Admiral Shares	855
Signal Shares	18
ETF Shares	27
Marketing and Distribution
Investor Shares	358
Admiral Shares	346
Signal Shares	2
ETF Shares	1
Custodian Fees	17
Shareholders’ Reports
Investor Shares	26
Admiral Shares	3
Signal Shares	2
ETF Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	3,706
Net Investment Income	125,203
Realized Net Gain (Loss) on Investment Securities Sold	(11,517)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(13,390)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,296

1 Interest income from an affiliated company of the fund was $976,000.

34

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,203	227,498
Realized Net Gain (Loss)	(11,517)	(59,610)
Change in Unrealized Appreciation (Depreciation)	(13,390)	45,311
Net Increase (Decrease) in Net Assets Resulting from Operations	100,296	213,199
Distributions
Net Investment Income
Investor Shares	(61,280)	(120,319)
Admiral Shares	(61,753)	(107,179)
Signal Shares	(937)	—
ETF Shares	(610)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(124,580)	(227,498)
Capital Share Transactions—Note E
Investor Shares	(103,270)	(211,192)
Admiral Shares	231,458	208,694
Signal Shares	211,860	—
ETF Shares	172,467	—
Net Increase (Decrease) from Capital Share Transactions	512,515	(2,498)
Total Increase (Decrease)	488,231	(16,797)
Net Assets
Beginning of Period	5,259,683	5,276,480
End of Period[1]	5,747,914	5,259,683

1 Net Assets—End of Period includes undistributed net investment income of $623,000 and $0.

35

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.89	$9.92	$10.14	$10.28	$10.32	$10.19
Investment Operations
Net Investment Income	.226	.426	.350	.303	.329	.452
Net Realized and Unrealized Gain (Loss)
on Investments	(.040)	(.030)	(.220)	(.131)	.015	.152
Total from Investment Operations	.186	.396	.130	.172	.344	.604
Distributions
Dividends from Net Investment Income	(.226)	(.426)	(.350)	(.303)	(.329)	(.452)
Distributions from Realized Capital Gains	—	—	—	(.009)	(.055)	(.022)
Total Distributions	(.226)	(.426)	(.350)	(.312)	(.384)	(.474)
Net Asset Value, End of Period	$9.85	$9.89	$9.92	$10.14	$10.28	$10.32

Total Return[1]	1.89%	4.09%	1.31%	1.70%	3.37%	6.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,616	$2,731	$2,951	$3,795	$3,041	$2,553
Ratio of Total Expenses to
Average Net Assets	0.18%*	0.18%	0.18%	0.18%	0.20%	0.21%
Ratio of Net Investment Income to
Average Net Assets	4.60%*	4.32%	3.50%	2.97%	3.17%	4.37%
Portfolio Turnover Rate[2]	87%*	106%	106%	92%	111%	139%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

36

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.89	$9.92	$10.14	$10.28	$10.32	$10.19
Investment Operations
Net Investment Income	.230	.433	.357	.310	.334	.457
Net Realized and Unrealized Gain (Loss)
on Investments	(.040)	(.030)	(.220)	(.131)	.015	.152
Total from Investment Operations	.190	.403	.137	.179	.349	.609
Distributions
Dividends from Net Investment Income	(.230)	(.433)	(.357)	(.310)	(.334)	(.457)
Distributions from Realized Capital Gains	—	—	—	(.009)	(.055)	(.022)
Total Distributions	(.230)	(.433)	(.357)	(.319)	(.389)	(.479)
Net Asset Value, End of Period	$9.85	$9.89	$9.92	$10.14	$10.28	$10.32

Total Return	1.93%	4.16%	1.38%	1.77%	3.43%	6.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,748	$2,528	$2,326	$1,469	$1,177	$773
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.10%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.68%*	4.39%	3.57%	3.05%	3.21%	4.37%
Portfolio Turnover Rate[1]	87%*	106%	106%	92%	111%	139%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

37

Short-Term Bond Index Fund

Signal Shares
March 30, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$9.93
Investment Operations
Net Investment Income	.117
Net Realized and Unrealized Gain (Loss) on Investments	(.080)
Total from Investment Operations	.037
Distributions
Dividends from Net Investment Income	(.117)
Distributions from Realized Capital Gains	—
Total Distributions	(.117)
Net Asset Value, End of Period	$9.85

Total Return	0.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$211
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	4.68%*
Portfolio Turnover Rate[2]	87%*

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

38

Short-Term Bond Index Fund

ETF Shares
April 3, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$74.95
Investment Operations
Net Investment Income	.615
Net Realized and Unrealized Gain (Loss) on Investments	(.321)
Total from Investment Operations	.294
Distributions
Dividends from Net Investment Income	(.344)
Distributions from Realized Capital Gains	—
Total Distributions	(.344)
Net Asset Value, End of Period	$74.90

Total Return	0.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$172
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.67%*
Portfolio Turnover Rate[2]	87%*

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares were first issued on March 30, 2007, and are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares were first issued on April 3, 2007, and first offered to the public on April 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

40

Short-Term Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $487,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $114,120,000 to offset future net capital gains of $39,101,000 through December 31, 2013, $72,661,000 through December 31, 2014, and $2,358,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $5,761,031,000. Net unrealized depreciation of investment securities for tax purposes was $50,738,000, consisting of unrealized gains of $1,796,000 on securities that had risen in value since their purchase and $52,534,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $393,113,000 of investment securities and sold $361,464,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,443,899,000 and $1,980,051,000, respectively.

41

Short-Term Bond Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	457,664	46,254	868,531	88,075
Issued in Lieu of Cash Distributions	54,577	5,515	107,294	10,880
Redeemed	(615,511)	(62,208)	(1,187,017)	(120,354)
Net Increase (Decrease)—Investor Shares	(103,270)	(10,439)	(211,192)	(21,399)
Admiral Shares
Issued	519,044	52,456	933,150	94,611
Issued in Lieu of Cash Distributions	53,383	5,395	90,446	9,171
Redeemed	(340,969)	(34,462)	(814,902)	(82,674)
Net Increase (Decrease)—Admiral Shares	231,458	23,389	208,694	21,108
Signal Shares
Issued	214,855	21,748	—	—
Issued in Lieu of Cash Distributions	924	94	—	—
Redeemed	(3,919)	(397)	—	—
Net Increase (Decrease)—Signal Shares	211,860	21,445	—	—
ETF Shares
Issued	172,467	2,300	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	172,467	2,300	—	—

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

42

Intermediate-Term Bond Index Fund

Fund Profile

As of June 30, 2007

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	889	1,354	8,899
Yield		—	—
Investor Shares	5.4%
Admiral Shares	5.5%
Signal Shares	5.5%
Institutional Shares	5.6%
ETF Shares	5.5%
Yield to Maturity	5.5%[3]	5.6%	5.7%
Average Coupon	5.8%	5.3%	5.4%
Average Effective Maturity	7.6 years	7.7 years	7.3 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	5.9 years	5.9 years	4.7 years
Expense Ratio		—	—
Investor Shares	0.18%[5]
Admiral Shares	0.10%[5]
Signal Shares	0.10%[5]
Institutional Shares	0.07%[5]
ETF Shares	0.11%[5]
Short-Term Reserves	0%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	19
Foreign	7
Government Mortgage-Backed	0
Industrial	18
Treasury/Agency	52
Utilities	4

Volatility Measures[7]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.98
Beta	1.00	1.37

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1– 5 Years	2
5–10 Years	94
10–20 Years	3

Distribution by Credit Quality[4] (% of portfolio)

Aaa	56%
Aa	10
A	17
Baa	17

Investment Focus

1 Lehman 5–10 Year U.S. Government/Credit Index.

2 Lehman U.S. Aggregate Bond Index.

3 Before expenses.

4 Moody’s Investors Service.

5 Annualized.

6 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

43

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	2.4%	7.0%	9.4%	9.4%
1998	3.5	6.6	10.1	10.1
1999	–9.0	6.0	–3.0	–2.9
2000	5.4	7.4	12.8	12.4
2001	2.6	6.7	9.3	8.8
2002	4.7	6.2	10.9	13.0
2003	0.6	5.0	5.6	6.0
2004	0.4	4.8	5.2	5.3
2005	–2.9	4.7	1.8	1.8
2006	–1.1	5.0	3.9	3.8
2007[2]	–2.0	2.5	0.5	0.5

Average Annual Total Returns: Periods Ended June 30, 2007
						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	6.43%	4.98%	0.44%	5.82%	6.26%
Admiral Shares	11/12/2001	6.51	5.05	–0.71[4]	5.17[4]	4.46[4]
Signal Shares	6/5/2007	–0.05[4]	—	—	—	—
Institutional Shares	1/26/2006	6.54	3.43[4]	—	—	—
ETF Shares	4/3/2007
Market Price		–0.86[4]	—	—	—	—
Net Asset Value		–1.01[4]	—	—	—	—

1 Lehman 5–10 Year U.S. Government/Credit Index.

2 Six months ended June 30, 2007.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 51–55 for dividend and capital gains information.

44

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.750%	5/15/17	148,755	190,638	3.0%
	U.S. Treasury Bond	7.500%	11/15/16	156,365	184,414	2.9%
	U.S. Treasury Bond	10.625%	8/15/15	131,870	180,641	2.9%
	U.S. Treasury Bond	9.875%	11/15/15	120,200	159,585	2.5%
	U.S. Treasury Bond	11.250%	2/15/15	110,390	153,476	2.4%
	U.S. Treasury Bond	7.250%	5/15/16	128,855	148,888	2.3%
	U.S. Treasury Bond	9.250%	2/15/16	114,525	147,934	2.3%
	U.S. Treasury Bond	8.875%	8/15/17	100,400	130,112	2.0%
	U.S. Treasury Bond	8.500%	2/15/20	22,575	29,467	0.5%
	U.S. Treasury Bond	3.625%	5/15/13	22,560	21,087	0.3%
	U.S. Treasury Bond	4.000%–10.375%	11/15/12–8/15/20	33,750	34,131	0.5%
	U.S. Treasury Note	4.000%	2/15/14	240,560	227,668	3.6%
	U.S. Treasury Note	4.750%	5/15/14	109,850	108,459	1.7%
	U.S. Treasury Note	4.250%	11/15/14	103,020	98,287	1.5%
	U.S. Treasury Note	4.500%	11/15/15	84,900	81,849	1.3%
	U.S. Treasury Note	3.875%	2/15/13	63,740	60,533	1.0%
	U.S. Treasury Note	4.375%	12/31/07	45,500	45,379	0.7%
	U.S. Treasury Note	4.250%	8/15/14	37,425	35,788	0.6%
	U.S. Treasury Note	5.125%	6/30/08	32,425	32,455	0.5%
	U.S. Treasury Note	4.250%	8/15/15	31,550	29,923	0.5%
	U.S. Treasury Note	4.625%	9/30/08	22,425	22,334	0.4%
	U.S. Treasury Note	5.125%	5/15/16	21,925	22,041	0.4%
	U.S. Treasury Note	4.125%	5/15/15	22,125	20,842	0.3%
	U.S. Treasury Note	4.000%–4.875%	10/31/07–5/15/17	60,625	59,355	0.9%
					2,225,286	35.0%
Agency Bonds and Notes
1	Federal Home Loan Bank	5.500%	8/13/14	43,925	44,186	0.7%
1	Federal Home Loan Bank	4.500%	9/16/13	45,900	43,861	0.7%
1	Federal Home Loan Bank	5.125%	8/14/13	34,900	34,459	0.5%
1	Federal Home Loan Bank	3.875%	6/14/13	30,175	27,976	0.4%
1	Federal Home Loan Bank	5.375%	5/18/16	23,500	23,384	0.4%

45

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	Federal Home Loan Bank	4.750%–5.625%	6/14/13–5/17/17	33,350	32,156	0.5%
1	Federal Home Loan
	Mortgage Corp.	4.875%	11/15/13	80,250	78,130	1.2%
1	Federal Home Loan
	Mortgage Corp.	5.125%	7/15/12	69,000	68,503	1.1%
1	Federal Home Loan
	Mortgage Corp.	5.000%	7/15/14	51,700	50,534	0.8%
1	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/13	50,850	48,897	0.8%
1	Federal Home Loan
	Mortgage Corp.	4.500%	7/15/13	45,675	43,718	0.7%
1	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/14	35,000	33,360	0.5%
1	Federal Home Loan
	Mortgage Corp.	5.250%	4/18/16	31,500	31,073	0.5%
1	Federal Home Loan
	Mortgage Corp.	4.750%	1/19/16	25,000	23,841	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/15	20,300	19,187	0.3%
1	Federal Home Loan
	Mortgage Corp.	5.125%–5.500%	7/18/16–10/18/16	21,350	21,231	0.3%
1	Federal National Mortgage Assn.	4.625%	10/15/13	56,500	54,248	0.9%
1	Federal National Mortgage Assn.	4.375%	3/15/13	54,025	51,464	0.8%
1	Federal National Mortgage Assn.	4.125%	4/15/14	50,000	46,444	0.7%
1	Federal National Mortgage Assn.	5.250%	9/15/16	32,925	32,486	0.5%
1	Federal National Mortgage Assn.	4.625%	10/15/14	32,225	30,718	0.5%
1	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	28,611	0.4%
1	Federal National Mortgage Assn.	5.000%	5/11/17	25,000	24,103	0.4%
1	Federal National Mortgage Assn.	5.000%	2/13/17	20,875	20,216	0.3%
1	Federal National Mortgage Assn.	4.375%	9/15/12	19,875	19,048	0.3%
1	Federal National
	Mortgage Assn.	4.375%–6.125%	3/15/12–6/12/17	54,750	52,725	0.8%
†	Other—Agency Bonds and Notes				48,734	0.8%
					1,033,293	16.2%
Total U.S. Government and Agency Obligations (Cost $3,311,009)					3,258,579	51.2%
Corporate Bonds
† Asset-Backed/Commercial Mortgage-Backed Securities					5,257	0.1%
Finance
	Banking
	Bank of America Corp.	4.875%–6.100%	9/15/12–6/15/17	58,350	56,670	0.9%
	Citigroup, Inc.	5.000%	9/15/14	25,794	24,537	0.4%
	MBNA America Bank NA	6.625%	6/15/12	4,800	5,001	0.1%
	MBNA Corp.	6.125%	3/1/13	3,375	3,439	0.0%
	NationsBank Corp.	7.750%	8/15/15	1,000	1,122	0.0%
†	Other—Banking				373,668	5.9%
	Brokerage
	Goldman Sachs Group, Inc.	4.750%–5.750%	4/1/13–1/15/17	87,425	83,845	1.3%
	Morgan Stanley Dean Witter	5.300%	3/1/13	27,500	26,830	0.4%
	Morgan Stanley Dean Witter	4.750%–5.750%	4/1/14–4/27/17	40,925	38,969	0.7%
†	Other—Brokerage				84,825	1.3%
	Finance Companies
	General Electric Capital Corp.	4.250%–6.000%	6/15/12–2/15/17	62,650	61,432	1.0%
†	Other—Finance Companies				168,642	2.6%

46

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
†	Insurance				187,906	3.0%
	Real Estate Investment Trusts
	Arden Realty LP	5.250%	3/1/15	1,250	1,211	0.0%
†	Other—Real Estate Investment Trusts				96,316	1.5%
					1,214,413	19.1%
Industrial
†	Basic Industry				86,923	1.3%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	23,275	22,585	0.3%
†	Other—Capital Goods				103,343	1.7%
†	Communication				293,022	4.6%
†	Consumer Cyclical				169,601	2.7%
†	Consumer Noncyclical				231,256	3.6%
†	Energy				93,979	1.5%
†	Technology				79,690	1.2%
†	Transportation				29,405	0.5%
†	Industrial—Other				5,499	0.1%
					1,115,303	17.5%
Utilities
†	Electric				175,168	2.7%
†	Natural Gas				76,866	1.2%
					252,034	3.9%
Total Corporate Bonds (Cost $2,660,211)					2,587,007	40.6%
Sovereign Bonds (U.S. Dollar-Denominated)
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	24,975	24,578	0.4%
	Republic of Italy	5.250%	9/20/16	24,500	24,016	0.4%
†	Other—Sovereign Bonds				386,420	6.0%
Total Sovereign Bonds (Cost $446,236)					435,014	6.8%
† Taxable Municipal Bond (Cost $1,347)					1,309	0.0%

				Shares
Temporary Cash Investment
2	Vanguard Market Liquidity Fund, 5.281% (Cost $41,807)			41,807,274	41,807	0.7%
[3]Total Investments (Cost $6,460,610)					6,323,716	99.3%
Other Assets and Liabilities
Other Assets—Note B					175,908	2.8%
Liabilities					(133,317)	(2.1%)
					42,591	0.7%
Net Assets					6,366,307	100.0%

47

Intermediate-Term Bond Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	6,600,605
Undistributed Net Investment Income	153
Accumulated Net Realized Losses	(97,557)
Unrealized Depreciation	(136,894)
Net Assets	6,366,307

Investor Shares—Net Assets
Applicable to 288,121,862 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,894,330
Net Asset Value Per Share—Investor Shares	$10.05

Admiral Shares—Net Assets
Applicable to 313,372,151 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,147,976
Net Asset Value Per Share—Admiral Shares	$10.05

Signal Shares—Net Assets
Applicable to 1,649,318 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,568
Net Asset Value Per Share—Signal Shares	$10.05

Institutional Shares—Net Assets
Applicable to 25,468,350 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	255,842
Net Asset Value Per Share—Institutional Shares	$10.05

ETF Shares—Net Assets
Applicable to 700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	51,591
Net Asset Value Per Share—ETF Shares	$73.70

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $58,999,000, representing 0.9% of net assets.

4 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

48

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Interest[1]	160,055
Security Lending	1
Total Income	160,056
Expenses
The Vanguard Group—Note B
Investment Advisory Services	279
Management and Administrative
Investor Shares	1,955
Admiral Shares	1,006
Signal Shares	—
Institutional Shares	57
ETF Shares	6
Marketing and Distribution
Investor Shares	390
Admiral Shares	379
Signal Shares	—
Institutional Shares	16
ETF Shares	—
Custodian Fees	54
Shareholders’ Reports
Investor Shares	29
Admiral Shares	4
Signal Shares	—
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	4,179
Net Investment Income	155,877
Realized Net Gain (Loss) on Investment Securities Sold	(12,122)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(114,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,474

1 Interest income from an affiliated company of the fund was $1,621,000.

49

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	155,877	302,816
Realized Net Gain (Loss)	(12,122)	(65,369)
Change in Unrealized Appreciation (Depreciation)	(114,281)	3,463
Net Increase (Decrease) in Net Assets Resulting from Operations	29,474	240,910
Distributions
Net Investment Income
Investor Shares	(71,795)	(145,591)
Admiral Shares	(77,681)	(150,746)
Signal Shares	(18)	—
Institutional Shares	(6,094)	(6,479)
ETF Shares	(136)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(155,724)	(302,816)
Capital Share Transactions—Note E
Investor Shares	23,151	(47,249)
Admiral Shares	92,357	199,316
Signal Shares	16,547	—
Institutional Shares	80,769	179,910
ETF Shares	51,905	—
Net Increase (Decrease) from Capital Share Transactions	264,729	331,977
Total Increase (Decrease)	138,479	270,071
Net Assets
Beginning of Period	6,227,828	5,957,757
End of Period[1]	6,366,307	6,227,828

1 Net Assets—End of Period includes undistributed net investment income of $153,000 and $0.

50

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.25	$10.36	$10.68	$10.69	$10.75	$10.28
Investment Operations
Net Investment Income	.251	.499	.492	.506	.532	.597
Net Realized and Unrealized Gain (Loss)
on Investments	(.200)	(.110)	(.309)	.038	.064	.478
Total from Investment Operations	.051	.389	.183	.544	.596	1.075
Distributions
Dividends from Net Investment Income	(.251)	(.499)	(.492)	(.506)	(.532)	(.597)
Distributions from Realized Capital Gains	—	—	(.011)	(.048)	(.124)	(.008)
Total Distributions	(.251)	(.499)	(.503)	(.554)	(.656)	(.605)
Net Asset Value, End of Period	$10.05	$10.25	$10.36	$10.68	$10.69	$10.75

Total Return[1]	0.49%	3.91%	1.75%	5.22%	5.65%	10.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,894	$2,929	$3,009	$3,501	$2,749	$2,415
Ratio of Total Expenses to
Average Net Assets	0.18%*	0.18%	0.18%	0.18%	0.20%	0.21%
Ratio of Net Investment Income to
Average Net Assets	4.95%*	4.91%	4.68%	4.75%	4.91%	5.75%
Portfolio Turnover Rate[2]	86%*	86%	76%	84%	98%	141%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

51

Intermediate-Term Bond Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.25	$10.36	$10.68	$10.69	$10.75	$10.28
Investment Operations
Net Investment Income	.255	.506	.499	.514	.538	.602
Net Realized and Unrealized Gain (Loss)
on Investments	(.200)	(.110)	(.309)	.038	.064	.478
Total from Investment Operations	.055	.396	.190	.552	.602	1.080
Distributions
Dividends from Net Investment Income	(.255)	(.506)	(.499)	(.514)	(.538)	(.602)
Distributions from Realized Capital Gains	—	—	(.011)	(.048)	(.124)	(.008)
Total Distributions	(.255)	(.506)	(.510)	(.562)	(.662)	(.610)
Net Asset Value, End of Period	$10.05	$10.25	$10.36	$10.68	$10.69	$10.75

Total Return	0.52%	3.98%	1.82%	5.30%	5.70%	10.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,148	$3,118	$2,949	$1,127	$756	$662
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.11%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	5.03%*	4.98%	4.75%	4.82%	4.96%	5.78%
Portfolio Turnover Rate[1]	86%*	86%	76%	84%	98%	141%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

52

Intermediate-Term Bond Index Fund

Signal Shares
June 5, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$10.09
Investment Operations
Net Investment Income	.035
Net Realized and Unrealized Gain (Loss) on Investments	(.040)
Total from Investment Operations	(.005)
Distributions
Dividends from Net Investment Income	(.035)
Distributions from Realized Capital Gains	—
Total Distributions	(.035)
Net Asset Value, End of Period	$10.05

Total Return	–0.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	5.03%*
Portfolio Turnover Rate[2]	86%*

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

53

Intermediate-Term Bond Index Fund

Institutional Shares
	Six Months	Jan. 26,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$10.25	$10.29
Investment Operations
Net Investment Income	.257	.473
Net Realized and Unrealized Gain (Loss) on Investments	(.200)	(.040)
Total from Investment Operations	.057	.433
Distributions
Dividends from Net Investment Income	(.257)	(.473)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.257)	(.473)
Net Asset Value, End of Period	$10.05	$10.25

Total Return	0.54%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$256	$181
Ratio of Total Expenses to Average Net Assets	0.07%*	0.08%*
Ratio of Net Investment Income to Average Net Assets	5.06%*	5.01%*
Portfolio Turnover Rate[2]	86%*	86%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

54

Intermediate-Term Bond Index Fund

ETF Shares
April 3, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$74.90
Investment Operations
Net Investment Income	.665
Net Realized and Unrealized Gain (Loss) on Investments	(1.419)
Total from Investment Operations	(.754)
Distributions
Dividends from Net Investment Income	(.446)
Distributions from Realized Capital Gains	—
Total Distributions	(.446)
Net Asset Value, End of Period	$73.70

Total Return	–1.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	5.02%*
Portfolio Turnover Rate[2]	86%*

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares were first issued on June 5, 2007, and are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares were first issued on April 3, 2007, and first offered to the public on April 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

56

Intermediate-Term Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $554,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $85,082,000 to offset future net capital gains of $866,000 through December 31, 2013, $80,479,000 through December 31, 2014, and $3,737,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $6,460,610,000. Net unrealized depreciation of investment securities for tax purposes was $136,894,000, consisting of unrealized gains of $6,506,000 on securities that had risen in value since their purchase and $143,400,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $739,867,000 of investment securities and sold $691,649,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,210,915,000 and $1,948,458,000, respectively.

57

Intermediate-Term Bond Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	431,501	42,243	836,823	82,313
Issued in Lieu of Cash Distributions	63,225	6,190	127,802	12,585
Redeemed	(471,575)	(46,146)	(1,011,874)	(99,568)
Net Increase (Decrease)—Investor Shares	23,151	2,287	(47,249)	(4,670)
Admiral Shares
Issued	480,641	47,040	1,100,803	108,299
Issued in Lieu of Cash Distributions	62,811	6,151	122,022	12,016
Redeemed	(451,095)	(44,134)	(1,023,509)	(100,768)
Net Increase (Decrease)—Admiral Shares	92,357	9,057	199,316	19,547
Signal Shares
Issued	16,562	1,651	—	—
Issued in Lieu of Cash Distributions	4	—	—	—
Redeemed	(19)	(2)	—	—
Net Increase (Decrease)—Signal Shares	16,547	1,649	—	—
lnstitutional Shares
Issued	91,257	8,855	187,743	18,420
Issued in Lieu of Cash Distributions	4,938	484	4,554	448
Redeemed	(15,426)	(1,509)	(12,387)	(1,230)
Net Increase (Decrease)—Institutional Shares	80,769	7,830	179,910	17,638
ETF Shares
Issued	51,905	700	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	51,905	700	—	—

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

58

Long-Term Bond Index Fund

Fund Profile

As of June 30, 2007

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	709	1,031	8,899
Yield		—	—
Investor Shares	5.7%
Institutional Shares	5.8%
ETF Shares	5.8%
Yield to Maturity	5.8%[3]	5.9%	5.7%
Average Coupon	6.8%	6.6%	5.4%
Average Effective Maturity	20.4 years	21.0 years	7.3 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	10.9 years	10.9 years	4.7 years
Expense Ratio		—	—
Investor Shares	0.18%[5]
Institutional Shares	0.07%[5]
ETF Shares	0.11%[5]
Short-Term Reserves	0%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	10
Foreign	4
Government Mortgage-Backed	14
Industrial	21
Treasury/Agency	46
Utilities	5

Volatility Measures[7]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.93
Beta	1.01	2.36

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1–5 Years	7
5–10 Years	13
10–20 Years	36
20–30 Years	42
Over 30 Years	1

Distribution by Credit Quality[4] (% of portfolio)

Aaa	53%
Aa	8
A	19
Baa	20

Investment Focus

1 Lehman U.S. Long Government/Credit Index.

2 Lehman U.S. Aggregate Bond Index.

3 Before expenses.

4 Moody’s Investors Service.

5 Annualized.

6 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

59

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	6.9%	7.4%	14.3%	14.5%
1998	5.5	6.5	12.0	11.8
1999	–13.5	5.6	–7.9	–7.7
2000	9.1	7.5	16.6	16.2
2001	1.6	6.6	8.2	7.3
2002	7.8	6.6	14.4	14.8
2003	0.0	5.5	5.5	5.9
2004	2.8	5.6	8.4	8.6
2005	0.2	5.1	5.3	5.3
2006	–2.6	5.3	2.7	2.7
2007[2]	–3.6	2.6	–1.0	–0.9

Average Annual Total Returns: Periods Ended June 30, 2007
						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	7.08%	6.40%	1.31%	6.06%	7.37%
Institutional Shares	2/2/2006	7.19	2.07[4]	—	—	—
ETF Shares	4/3/2007
Market Price		–1.66[4]	—	—	—	—
Net Asset Value		–1.80[4]	—	—	—	—

1 Lehman U.S. Long Government/Credit Index.

2 Six months ended June 30, 2007.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 67–69 for dividend and capital gains information.

60

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	5.375%	2/15/31	97,220	99,878	4.2%
	U.S. Treasury Bond	8.750%	8/15/20	68,900	92,025	3.9%
	U.S. Treasury Bond	8.125%	8/15/21	57,900	74,655	3.2%
	U.S. Treasury Bond	7.125%	2/15/23	60,000	72,056	3.0%
	U.S. Treasury Bond	6.750%	8/15/26	48,615	57,540	2.4%
	U.S. Treasury Bond	7.625%	2/15/25	42,650	54,332	2.3%
	U.S. Treasury Bond	7.875%	2/15/21	42,955	54,070	2.3%
	U.S. Treasury Bond	6.375%	8/15/27	46,590	53,295	2.3%
	U.S. Treasury Bond	8.875%	8/15/17	41,065	53,218	2.2%
	U.S. Treasury Bond	8.500%	2/15/20	37,250	48,623	2.1%
	U.S. Treasury Bond	8.750%	5/15/20	34,250	45,622	1.9%
	U.S. Treasury Bond	6.250%	5/15/30	38,305	43,793	1.8%
	U.S. Treasury Bond	7.625%	11/15/22	33,775	42,309	1.8%
	U.S. Treasury Bond	8.000%	11/15/21	32,195	41,204	1.7%
	U.S. Treasury Bond	6.625%	2/15/27	33,730	39,528	1.7%
	U.S. Treasury Bond	4.500%	2/15/36	41,905	37,957	1.6%
	U.S. Treasury Bond	6.875%	8/15/25	22,175	26,426	1.1%
	U.S. Treasury Bond	8.750%	5/15/17	19,765	25,330	1.1%
	U.S. Treasury Bond	8.125%	8/15/19	15,655	19,796	0.8%
	U.S. Treasury Bond	8.875%	2/15/19	10,890	14,407	0.6%
	U.S. Treasury Bond	5.500%	8/15/28	12,225	12,689	0.5%
	U.S. Treasury Bond	7.250%	8/15/22	9,860	11,938	0.5%
	U.S. Treasury Bond	6.125%	8/15/29	5,855	6,569	0.3%
	U.S. Treasury Bond	4.000%–11.250%	2/15/15–2/15/37	7,895	8,735	0.4%
	U.S. Treasury Note	3.250%–5.125%	1/15/09–5/15/16	4,675	4,553	0.2%
					1,040,548	43.9%
Agency Bonds and Notes
1	Federal Home Loan Bank	5.375%	5/15/19	7,250	7,156	0.3%
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,700	19,163	0.8%
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	10,175	11,051	0.5%
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	8,799	0.4%

61

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	7,150	6,685	0.3%
1	Federal National Mortgage Assn.	7.250%	5/15/30	15,435	18,819	0.8%
1	Federal National Mortgage Assn.	6.625%	11/15/30	15,100	17,068	0.7%
1	Federal National Mortgage Assn.	7.125%	1/15/30	13,475	16,134	0.7%
1	Federal National Mortgage Assn.	6.250%	5/15/29	7,850	8,524	0.3%
1	Federal National
	Mortgage Assn.	0.000%–6.210%	10/9/19–8/6/38	9,300	5,284	0.2%
†	Other—Agency Bonds and Notes				42,421	1.8%
					161,104	6.8%
Total U.S. Government and Agency Obligations (Cost $1,205,287)					1,201,652	50.7%
Corporate Bonds
† Asset-Backed Securities					3,217	0.1%
Finance
†	Banking				124,897	5.3%
	Brokerage
	Goldman Sachs Group, Inc.	6.345%	2/15/34	7,025	6,707	0.3%
†	Other—Brokerage				34,451	1.5%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	15,450	16,781	0.7%
†	Other—Finance Companies				6,901	0.3%
†	Insurance				73,995	3.1%
†	Real Estate Investment Trusts				1,715	0.1%
†	Finance—Other				719	0.0%
					266,166	11.3%
Industrial
†	Basic Industry				45,490	1.9%
†	Capital Goods				50,502	2.1%
	Communication
	AT&T Corp.	8.000%	11/15/31	6,000	7,158	0.3%
	AT&T Inc.	6.150%–6.800%	9/15/34–5/15/36	7,575	7,442	0.3%
	Ameritech Capital Funding	6.550%	1/15/28	1,000	964	0.1%
	British Telecommunications PLC	9.125%	12/15/30	5,975	7,845	0.3%
	Cingular Wireless LLC	7.125%	12/15/31	2,425	2,596	0.1%
	Deutsche Telekom
	International Finance	8.250%	6/15/30	9,150	10,994	0.5%
	France Telecom	8.500%	3/1/31	6,200	7,810	0.3%
	Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,678	0.1%
	New Cingular Wireless Services	8.750%	3/1/31	5,850	7,293	0.3%
	News America Inc.	6.200%	12/15/34	7,150	6,660	0.3%
	Pacific Bell	7.125%	3/15/26	550	580	0.0%
	Sprint Capital Corp.	6.875%	11/15/28	7,550	7,188	0.3%
	Time Warner Entertainment	8.375%	3/15/23–7/15/33	4,683	5,435	0.2%
	Time Warner Cable, Inc.	6.550%	5/1/37	4,000	3,857	0.2%
	Verizon Global Funding Corp.	7.750%	12/1/30	6,550	7,355	0.3%
†	Other—Communication				91,870	3.9%
	Consumer Cyclical
	Time Warner, Inc.	6.625%	5/15/29	6,975	6,797	0.3%
	Time Warner, Inc.	7.625%	4/15/31	6,285	6,743	0.3%
	Time Warner, Inc.	6.500%–9.150%	2/1/23–11/15/36	6,420	6,946	0.3%
†	Other—Consumer Cyclical				55,240	2.3%
†	Consumer Noncyclical				106,131	4.5%
	Energy
	Tosco Corp.	8.125%	2/15/30	7,500	9,199	0.4%
†	Other—Energy				78,708	3.3%

62

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
†	Technology				16,253	0.7%
†	Transportation				36,968	1.6%
†	Industrial—Other				632	0.0%
					596,334	25.2%
	Utilities
	Electric
	Pacific Gas & Electric Co.	6.050%	3/1/34	7,150	6,955	0.3%
†	Other—Electric				100,459	4.2%
†	Natural Gas				32,824	1.4%
					140,238	5.9%
	Total Corporate Bonds (Cost $1,038,642)				1,005,955	42.5%
	Sovereign Bonds (U.S. Dollar-Denominated)
	Republic of Italy	6.875%	9/27/23	6,600	7,397	0.3%
	United Mexican States	6.750%	9/27/34	15,625	16,664	0.7%
	United Mexican States	8.125%	12/30/19	6,750	7,999	0.3%
	United Mexican States	8.300%	8/15/31	925	1,156	0.1%
†	Other—Sovereign Bonds				58,276	2.5%
	Total Sovereign Bonds (Cost $93,151)				91,492	3.9%
	Taxable Municipal Bonds
	Illinois (Taxable Pension) GO	5.100%	6/1/33	19,025	17,313	0.7%
†	Other—Taxable Municipal Bonds				10,602	0.5%
	Total Taxable Municipal Bonds (Cost $28,741)				27,915	1.2%

				Shares
	Temporary Cash Investment
2	Vanguard Market Liquidity Fund, 5.281% (Cost $15,107)			15,107,497	15,107	0.6%
3	Total Investments (Cost $2,380,928)				2,342,121	98.9%
	Other Assets and Liabilities
	Other Assets—Note B				68,240	2.9%
	Liabilities				(42,545)	(1.8%)
					25,695	1.1%
	Net Assets				2,367,816	100.0%

63

Long-Term Bond Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	2,430,812
Undistributed Net Investment Income	118
Accumulated Net Realized Losses	(24,307)
Unrealized Depreciation	(38,807)
Net Assets	2,367,816

Investor Shares—Net Assets
Applicable to 178,305,717 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,982,826
Net Asset Value Per Share—Investor Shares	$11.12

Institutional Shares—Net Assets
Applicable to 31,337,694 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	348,486
Net Asset Value Per Share—Institutional Shares	$11.12

ETF Shares—Net Assets
Applicable to 500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	36,504
Net Asset Value Per Share—ETF Shares	$73.01

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $18,101,000, representing 0.8% of net assets.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets. GO—General Obligation Bond.

64

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Interest[1]	62,014
Security Lending	—
Total Income	62,014
Expenses
The Vanguard Group—Note B
Investment Advisory Services	99
Management and Administrative
Investor Shares	1,336
Institutional Shares	57
ETF Shares	5
Marketing and Distribution
Investor Shares	236
Institutional Shares	39
ETF Shares	—
Custodian Fees	14
Shareholders’ Reports
Investor Shares	18
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,805
Expenses Paid Indirectly—Note C	(9)
Net Expenses	1,796
Net Investment Income	60,218
Realized Net Gain (Loss) on Investment Securities Sold	(4,567)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(77,137)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,486)

1 Interest income from an affiliated company of the fund was $487,000.

65

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,218	107,325
Realized Net Gain (Loss)	(4,567)	(12,647)
Change in Unrealized Appreciation (Depreciation)	(77,137)	(37,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,486)	57,158
Distributions
Net Investment Income
Investor Shares	(51,530)	(98,659)
Institutional Shares	(8,463)	(8,666)
ETF Shares	(107)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(60,100)	(107,325)
Capital Share Transactions—Note F
Investor Shares	155,745	57,219
Institutional Shares	50,012	306,723
ETF Shares	36,823	—
Net Increase (Decrease) from Capital Share Transactions	242,580	363,942
Total Increase (Decrease)	160,994	313,775
Net Assets
Beginning of Period	2,206,822	1,893,047
End of Period[1]	2,367,816	2,206,822

1 Net Assets—End of Period includes undistributed net investment income of $118,000 and $0.

66

Long-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.53	$11.84	$11.82	$11.50	$11.67	$10.83
Investment Operations
Net Investment Income	.304	.603	.601	.617	.627	.658
Net Realized and Unrealized Gain (Loss)
on Investments	(.410)	(.310)	.020	.320	.004	.840
Total from Investment Operations	(.106)	.293	.621	.937	.631	1.498
Distributions
Dividends from Net Investment Income	(.304)	(.603)	(.601)	(.617)	(.627)	(.658)
Distributions from Realized Capital Gains	—	—	—	—	(.174)	—
Total Distributions	(.304)	(.603)	(.601)	(.617)	(.801)	(.658)
Net Asset Value, End of Period	$11.12	$11.53	$11.84	$11.82	$11.50	$11.67

Total Return[1]	–0.96%	2.67%	5.32%	8.40%	5.50%	14.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,983	$1,898	$1,893	$1,310	$951	$794
Ratio of Total Expenses to
Average Net Assets	0.18%*	0.18%	0.18%	0.18%	0.20%	0.21%
Ratio of Net Investment Income to
Average Net Assets	5.36%*	5.30%	5.03%	5.34%	5.34%	5.92%
Portfolio Turnover Rate[2]	74%*	55%	52%	62%	76%	141%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

67

Long-Term Bond Index Fund

Institutional Shares
	Six Months	Feb. 2,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$11.53	$11.66
Investment Operations
Net Investment Income	.310	.559
Net Realized and Unrealized Gain (Loss) on Investments	(.410)	(.130)
Total from Investment Operations	(.100)	.429
Distributions
Dividends from Net Investment Income	(.310)	(.559)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.310)	(.559)
Net Asset Value, End of Period	$11.12	$11.53

Total Return	–0.91%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$348	$309
Ratio of Total Expenses to Average Net Assets	0.07%*	0.08%*
Ratio of Net Investment Income to Average Net Assets	5.47%*	5.40%*
Portfolio Turnover Rate[2]	74%*	55%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

68

Long-Term Bond Index Fund

ETF Shares
April 3, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$74.90
Investment Operations
Net Investment Income	.790
Net Realized and Unrealized Gain (Loss) on Investments	(2.125)
Total from Investment Operations	(1.335)
Distributions
Dividends from Net Investment Income	(.555)
Distributions from Realized Capital Gains	—
Total Distributions	(.555)
Net Asset Value, End of Period	$73.01

Total Return	–1.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	5.43%*
Portfolio Turnover Rate[2]	74%*

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares were first issued on April 3, 2007, and first offered to the public on April 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

70

Long-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $202,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $9,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $19,016,000 to offset future net capital gains of $3,199,000 through December 31, 2012, $1,583,000 through December 31, 2013, and $14,234,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $2,380,928,000. Net unrealized depreciation of investment securities for tax purposes was $38,807,000, consisting of unrealized gains of $20,754,000 on securities that had risen in value since their purchase and $59,561,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2007, the fund purchased $321,543,000 of investment securities and sold $168,825,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $718,827,000 and $623,234,000, respectively.

71

Long-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	343,024	29,984	529,255	46,386
Issued in Lieu of Cash Distributions	45,359	3,974	87,690	7,706
Redeemed	(232,638)	(20,335)	(559,726)	(49,299)
Net Increase (Decrease)—Investor Shares	155,745	13,623	57,219	4,793
lnstitutional Shares
Issued	53,656	5,814	303,081	26,463
Issued in Lieu of Cash Distributions	7,779	682	7,397	651
Redeemed	(11,423)	(995)	(3,755)	(332)
Net Increase (Decrease)—Institutional Shares	50,012	5,501	306,723	26,782
ETF Shares
Issued	36,823	500	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	36,823	500	—	—

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

72

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 74 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

73

Six Months Ended June 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2006	6/30/2007	Period[2]
Based on Actual Fund Return
Total Bond Market
Investor Shares	$1,000.00	$1,007.79	$0.95
Admiral Shares	1,000.00	1,008.23	0.50
Signal Shares	1,000.00	1,008.22	0.50
Institutional Shares	1,000.00	1,008.41	0.35
Short-Term Bond
Investor Shares	$1,000.00	$1,018.92	$0.90
Admiral Shares	1,000.00	1,019.29	0.50
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,004.87	$0.89
Admiral Shares	1,000.00	1,005.23	0.50
Institutional Shares	1,000.00	1,005.38	0.35
Long-Term Bond
Investor Shares	$1,000.00	$990.39	$0.89
Institutional Shares	1,000.00	990.90	0.35
Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Short-Term Bond
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.30	0.50
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Long -Term Bond
Investor Shares	$1,000.00	$1,023.90	$0.90
Institutional Shares	1,000.00	1,024.45	0.35

1 This table does not include data for funds or share classes of funds with fewer than six months of history.

2 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares; for the Short-Term Bond Index fund, 0.18% for Investor Shares, 0.10% for Admiral Shares; for the Intermediate-Term Bond Index fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares; and for the Long-Term Bond Index Fund, 0.18% for Investor Shares, 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

74

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Bond Index Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

75

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

76

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Vanguard ETF, Admiral,
Signal, Connect with Vanguard, and the ship logo
Direct Investor Account Services > 800-662-2739	are trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
Vanguard ETFs are not sponsored, endorsed, sold, or	securities it owned during the 12 months ended June 30.
promoted by Lehman Brothers. Lehman makes no	To get the report, visit either www.vanguard.com
representation or warranty, express or implied, to the	or www.sec.gov.
owners of Vanguard ETFs or any member of the public
regarding the advisability of investing in securities
generally or in Vanguard ETFs particularly or the ability	You can review and copy information about your fund
of the Lehman Index to track general bond market	at the SEC’s Public Reference Room in Washington, D.C.
performance. Lehman hereby expressly disclaims all	To find out more about this public service, call the SEC
warranties of merchantability and fitness for a particular	at 202-551-8090. Information about your fund is also
purpose with respect to the Lehman index and any data	available on the SEC’s website, and you can receive
included therein. Lehman’s only relationship to Vanguard	copies of this information, for a fee, by sending a
and Vanguard ETFs is the licensing of the Lehman Index	request in either of two ways: via e-mail addressed to
which is determined, composed, and calculated by	publicinfo@sec.gov or via regular mail addressed to the
Lehman without regard to Vanguard or the Vanguard	Public Reference Section, Securities and Exchange
ETFs. Lehman is not responsible for and has not	Commission, Washington, DC 20549-0102.
participated in the determination of the timing of,
prices of, or quantities of Vanguard ETFs to be issued.
© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q842 082007

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.8%)
U.S. Government Securities (24.7%)
U.S. Treasury Bond	10.375%	11/15/12	4,375	4,460
U.S. Treasury Bond	3.625%	5/15/13	323,125	302,022
U.S. Treasury Bond	12.000%	8/15/13	131,800	141,809
U.S. Treasury Bond	13.250%	5/15/14	7,000	8,025
U.S. Treasury Bond	4.000%	2/15/15	141,150	132,129
U.S. Treasury Bond	11.250%	2/15/15	122,275	170,000
U.S. Treasury Bond	10.625%	8/15/15	79,825	109,347
U.S. Treasury Bond	9.875%	11/15/15	1,500	1,991
U.S. Treasury Bond	9.250%	2/15/16	45,175	58,353
U.S. Treasury Bond	7.250%	5/15/16	48,150	55,636
U.S. Treasury Bond	7.500%	11/15/16	1,219	1,438
U.S. Treasury Bond	8.750%	5/15/17	270,270	346,367
U.S. Treasury Bond	8.875%	8/15/17	438,790	568,646
U.S. Treasury Bond	9.125%	5/15/18	3,625	4,826
U.S. Treasury Bond	8.875%	2/15/19	4,050	5,358
U.S. Treasury Bond	8.125%	8/15/19	108,895	137,701
U.S. Treasury Bond	8.500%	2/15/20	69,215	90,347
U.S. Treasury Bond	8.750%	5/15/20	40,575	54,047
U.S. Treasury Bond	8.750%	8/15/20	221,525	295,875
U.S. Treasury Bond	7.875%	2/15/21	56,007	70,499
U.S. Treasury Bond	8.125%	5/15/21	4,525	5,820
U.S. Treasury Bond	8.125%	8/15/21	148,425	191,376
U.S. Treasury Bond	8.000%	11/15/21	86,120	110,220
U.S. Treasury Bond	7.625%	11/15/22	92,130	115,408
U.S. Treasury Bond	7.125%	2/15/23	49,300	59,206
U.S. Treasury Bond	7.625%	2/15/25	82,125	104,620
U.S. Treasury Bond	6.875%	8/15/25	57,200	68,166
U.S. Treasury Bond	6.000%	2/15/26	82,750	90,365
U.S. Treasury Bond	6.750%	8/15/26	349,355	413,493
U.S. Treasury Bond	6.500%	11/15/26	775	896
U.S. Treasury Bond	6.625%	2/15/27	50,235	58,869
U.S. Treasury Bond	6.375%	8/15/27	4,120	4,713
U.S. Treasury Bond	6.125%	11/15/27	2,000	2,230
U.S. Treasury Bond	5.250%	11/15/28	3,710	3,737
U.S. Treasury Bond	5.250%	2/15/29	100	101
U.S. Treasury Bond	6.125%	8/15/29	53,740	60,298
U.S. Treasury Bond	6.250%	5/15/30	27,575	31,526
U.S. Treasury Bond	5.375%	2/15/31	124,995	128,412
U.S. Treasury Bond	4.500%	2/15/36	1,630	1,476
U.S. Treasury Bond	4.750%	2/15/37	5,000	4,715
U.S. Treasury Note	3.250%	8/15/07	11,975	11,953
U.S. Treasury Note	4.375%	1/31/08	21,826	21,754
U.S. Treasury Note	4.875%	4/30/08	34,145	34,102
U.S. Treasury Note	2.625%	5/15/08	74,435	72,923
U.S. Treasury Note	3.750%	5/15/08	46,325	45,818
U.S. Treasury Note	5.625%	5/15/08	78,420	78,812
U.S. Treasury Note	4.875%	5/31/08	153,450	153,330
U.S. Treasury Note	5.125%	6/30/08	313,855	314,150
U.S. Treasury Note	5.000%	7/31/08	69,675	69,664
U.S. Treasury Note	4.875%	8/31/08	268,775	268,439
U.S. Treasury Note	3.125%	9/15/08	14,250	13,949
U.S. Treasury Note	4.625%	9/30/08	150,570	149,959

	U.S. Treasury Note	3.125%	10/15/08	179,075	175,046
	U.S. Treasury Note	4.875%	10/31/08	284,725	284,415
	U.S. Treasury Note	3.375%	11/15/08	32,725	32,040
	U.S. Treasury Note	4.375%	11/15/08	57,650	57,200
	U.S. Treasury Note	4.750%	11/15/08	5,300	5,284
	U.S. Treasury Note	4.750%	12/31/08	56,125	55,967
	U.S. Treasury Note	3.250%	1/15/09	51,150	49,903
	U.S. Treasury Note	4.875%	1/31/09	83,540	83,461
	U.S. Treasury Note	4.500%	2/15/09	149,460	148,480
	U.S. Treasury Note	4.500%	3/31/09	220,125	218,578
	U.S. Treasury Note	3.125%	4/15/09	174,295	169,066
	U.S. Treasury Note	3.875%	5/15/09	12,865	12,630
	U.S. Treasury Note	4.875%	5/15/09	12,425	12,419
	U.S. Treasury Note	4.000%	6/15/09	22,895	22,523
	U.S. Treasury Note	3.625%	7/15/09	178,455	174,077
	U.S. Treasury Note	3.500%	8/15/09	97,325	94,588
	U.S. Treasury Note	4.875%	8/15/09	112,900	112,830
	U.S. Treasury Note	6.000%	8/15/09	143,035	146,142
	U.S. Treasury Note	3.375%	10/15/09	373,845	361,755
	U.S. Treasury Note	4.625%	11/15/09	67,975	67,561
	U.S. Treasury Note	3.500%	12/15/09	93,575	90,607
	U.S. Treasury Note	3.625%	1/15/10	175,960	170,681
	U.S. Treasury Note	3.500%	2/15/10	161,275	155,782
1	U.S. Treasury Note	6.500%	2/15/10	625,855	650,107
	U.S. Treasury Note	4.000%	3/15/10	91,800	89,763
	U.S. Treasury Note	4.000%	4/15/10	77,800	76,001
	U.S. Treasury Note	3.875%	5/15/10	2,200	2,141
	U.S. Treasury Note	3.625%	6/15/10	10,750	10,382
	U.S. Treasury Note	4.125%	8/15/10	16,021	15,663
	U.S. Treasury Note	3.875%	9/15/10	18,975	18,406
	U.S. Treasury Note	4.250%	10/15/10	2,675	2,624
	U.S. Treasury Note	4.500%	11/15/10	4,400	4,346
	U.S. Treasury Note	4.375%	12/15/10	72,410	71,222
	U.S. Treasury Note	4.250%	1/15/11	194,735	190,628
	U.S. Treasury Note	4.500%	2/28/11	7,590	7,487
	U.S. Treasury Note	4.750%	3/31/11	4,400	4,376
	U.S. Treasury Note	4.875%	4/30/11	212,250	211,885
	U.S. Treasury Note	4.875%	5/31/11	8,775	8,763
	U.S. Treasury Note	5.125%	6/30/11	14,075	14,183
	U.S. Treasury Note	4.875%	7/31/11	370,350	369,713
	U.S. Treasury Note	4.500%	9/30/11	572,395	563,002
	U.S. Treasury Note	4.625%	10/31/11	310,095	306,414
	U.S. Treasury Note	4.500%	11/30/11	243,750	239,675
	U.S. Treasury Note	4.625%	12/31/11	200	198
	U.S. Treasury Note	4.750%	1/31/12	35	35
	U.S. Treasury Note	4.625%	2/29/12	23,995	23,691
	U.S. Treasury Note	4.500%	3/31/12	80,250	78,758
	U.S. Treasury Note	4.500%	4/30/12	43,160	42,358
	U.S. Treasury Note	4.000%	11/15/12	225	216
	U.S. Treasury Note	3.875%	2/15/13	380	361
	U.S. Treasury Note	4.000%	2/15/14	245,100	231,965
	U.S. Treasury Note	4.250%	8/15/14	335,275	320,607
	U.S. Treasury Note	4.250%	11/15/14	296,750	283,117
	U.S. Treasury Note	4.250%	8/15/15	5,425	5,145
	U.S. Treasury Note	4.500%	11/15/15	825	795

	U.S. Treasury Note	5.125%	5/15/16	3,775	3,795
	U.S. Treasury Note	4.875%	8/15/16	725	716
					11,798,949
Agency Bonds and Notes (9.2%)
	Agency for International Development—Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	15,150	14,306
2	Federal Farm Credit Bank	3.375%	7/15/08	8,800	8,634
2	Federal Farm Credit Bank	3.750%	1/15/09	9,775	9,573
2	Federal Farm Credit Bank	4.125%	4/15/09	9,150	8,981
2	Federal Farm Credit Bank	5.250%	8/3/09	15,225	15,225
2	Federal Farm Credit Bank	5.000%	10/23/09	5,000	4,987
2	Federal Farm Credit Bank	5.250%	9/13/10	5,200	5,212
2	Federal Farm Credit Bank	5.375%	7/18/11	28,750	28,900
2	Federal Farm Credit Bank	4.875%	12/16/15	1,575	1,518
2	Federal Farm Credit Bank	5.125%	8/25/16	10,325	10,067
2	Federal Farm Credit Bank	4.875%	1/17/17	9,500	9,081
2	Federal Home Loan Bank	5.125%	8/8/08	50,000	49,930
2	Federal Home Loan Bank	3.875%	8/22/08	100,000	98,610
2	Federal Home Loan Bank	5.800%	9/2/08	44,000	44,280
2	Federal Home Loan Bank	5.865%	9/2/08	42,820	43,076
2	Federal Home Loan Bank	5.000%	2/20/09	75,000	74,736
2	Federal Home Loan Bank	4.750%	4/24/09	75,000	74,465
2	Federal Home Loan Bank	5.790%	4/27/09	900	908
2	Federal Home Loan Bank	5.375%	7/17/09	13,950	14,006
2	Federal Home Loan Bank	5.250%	8/5/09	5,025	5,025
2	Federal Home Loan Bank	5.000%	9/18/09	5,000	4,981
2	Federal Home Loan Bank	5.000%	12/11/09	4,200	4,181
2	Federal Home Loan Bank	3.875%	1/15/10	12,200	11,823
2	Federal Home Loan Bank	4.375%	3/17/10	20,000	19,592
2	Federal Home Loan Bank	4.875%	5/14/10	4,600	4,560
2	Federal Home Loan Bank	7.625%	5/14/10	71,925	76,451
2	Federal Home Loan Bank	5.375%	8/19/11	41,425	41,613
2	Federal Home Loan Bank	4.875%	11/18/11	5,750	5,669
2	Federal Home Loan Bank	5.750%	5/15/12	25,400	25,939
2	Federal Home Loan Bank	3.875%	6/14/13	30,625	28,394
2	Federal Home Loan Bank	5.375%	6/14/13	15,000	14,989
2	Federal Home Loan Bank	5.125%	8/14/13	127,700	126,085
2	Federal Home Loan Bank	4.500%	9/16/13	85,800	81,989
2	Federal Home Loan Bank	5.500%	8/13/14	89,425	89,957
2	Federal Home Loan Bank	5.375%	5/18/16	23,850	23,732
2	Federal Home Loan Bank	5.625%	6/13/16	2,950	2,971
2	Federal Home Loan Bank	4.750%	12/16/16	99,175	93,992
2	Federal Home Loan Bank	4.875%	5/17/17	29,600	28,258
2	Federal Home Loan Bank	5.250%	12/11/20	9,225	8,961
2	Federal Home Loan Bank	5.500%	7/15/36	11,000	10,803
2	Federal Home Loan Mortgage Corp.	2.750%	3/15/08	25	25
2	Federal Home Loan Mortgage Corp.	5.000%	9/16/08	7,950	7,933
2	Federal Home Loan Mortgage Corp.	5.125%	10/15/08	7,050	7,045
2	Federal Home Loan Mortgage Corp.	4.875%	2/17/09	75,000	74,686
2	Federal Home Loan Mortgage Corp.	5.750%	3/15/09	50,000	50,476
2	Federal Home Loan Mortgage Corp.	3.375%	4/15/09	100,000	97,080
2	Federal Home Loan Mortgage Corp.	3.750%	5/12/09	3,130	3,047
2	Federal Home Loan Mortgage Corp.	5.250%	5/21/09	58,400	58,477
2	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	115,675	115,321

2	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	36,065	37,116
2	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	80,175	83,763
2	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	127,947	124,139
2	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	38,683	40,557
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	5,800	5,716
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	33,800	34,694
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	15,000	14,995
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	85,000	86,491
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	40,145	39,856
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	50,000	50,396
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	81,325	78,202
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	11,800	11,294
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	114,925	111,889
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	90,650	88,605
2	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	9,500	6,423
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	47,700	45,489
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	75,000	73,983
2	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	9,657
2	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	29,521	27,600
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	14,000	15,999
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	68,750	78,889
2	Federal National Mortgage Assn.	3.250%	11/15/07	20	20
2	Federal National Mortgage Assn.	3.875%	7/15/08	138,200	136,247
2	Federal National Mortgage Assn.	3.250%	8/15/08	150	147
2	Federal National Mortgage Assn.	4.500%	10/15/08	15,525	15,388
2	Federal National Mortgage Assn.	3.375%	12/15/08	34,950	34,076
2	Federal National Mortgage Assn.	5.250%	1/15/09	45,050	45,113
2	Federal National Mortgage Assn.	3.250%	2/15/09	10	10
2	Federal National Mortgage Assn.	4.875%	4/15/09	7,000	6,969
2	Federal National Mortgage Assn.	4.250%	5/15/09	28,300	27,873
2	Federal National Mortgage Assn.	6.375%	6/15/09	49,412	50,491
2	Federal National Mortgage Assn.	6.625%	9/15/09	174,315	179,429
2	Federal National Mortgage Assn.	7.250%	1/15/10	88,340	92,611
2	Federal National Mortgage Assn.	3.875%	2/15/10	50,000	48,408
2	Federal National Mortgage Assn.	4.125%	5/15/10	20,000	19,443
2	Federal National Mortgage Assn.	7.125%	6/15/10	25	26
2	Federal National Mortgage Assn.	6.250%	2/1/11	16,665	17,147
2	Federal National Mortgage Assn.	5.125%	4/15/11	24,000	23,889
2	Federal National Mortgage Assn.	6.000%	5/15/11	42,500	43,616
2	Federal National Mortgage Assn.	5.000%	10/15/11	86,925	86,031
2	Federal National Mortgage Assn.	6.125%	3/15/12	87,705	90,677
2	Federal National Mortgage Assn.	4.875%	5/18/12	18,425	18,084
2	Federal National Mortgage Assn.	4.375%	9/15/12	23,425	22,450
2	Federal National Mortgage Assn.	4.750%	2/21/13	5,000	4,860
2	Federal National Mortgage Assn.	4.375%	3/15/13	36,815	35,070
2	Federal National Mortgage Assn.	4.625%	5/1/13	15,850	15,211
2	Federal National Mortgage Assn.	4.625%	10/15/13	90,625	87,014
2	Federal National Mortgage Assn.	5.125%	1/2/14	3,925	3,835
2	Federal National Mortgage Assn.	4.125%	4/15/14	75,000	69,665
2	Federal National Mortgage Assn.	4.625%	10/15/14	50,000	47,661
2	Federal National Mortgage Assn.	5.000%	4/15/15	20,000	19,465
2	Federal National Mortgage Assn.	4.375%	10/15/15	50,000	46,531
2	Federal National Mortgage Assn.	8.200%	3/10/16	50	59
2	Federal National Mortgage Assn.	5.250%	9/15/16	58,975	58,189
2	Federal National Mortgage Assn.	4.875%	12/15/16	6,475	6,196

2	Federal National Mortgage Assn.	5.000%	2/13/17	53,425	51,739
2	Federal National Mortgage Assn.	5.000%	5/11/17	50,000	48,207
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,375	1,493
2	Federal National Mortgage Assn.	7.125%	1/15/30	805	964
2	Federal National Mortgage Assn.	7.250%	5/15/30	89,001	108,512
2	Federal National Mortgage Assn.	6.625%	11/15/30	17,460	19,736
	Private Export Funding Corp.	7.200%	1/15/10	31,825	33,245
	Resolution Funding Corp.
	(U.S. Government Guaranteed)	8.125%	10/15/19	550	676
	Resolution Funding Corp.
	(U.S. Government Guaranteed)	8.875%	7/15/20	280	366
	Resolution Funding Corp.
	(U.S. Government Guaranteed)	8.625%	1/15/30	110	152
	Small Business Administration
	Variable Rate Interest Only Custodial Receipts
	(U.S. Government Guaranteed)	2.719%	7/15/17	4,449	222
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	5,525	5,538
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	3,900	3,878
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	3,000	2,976
2	Tennessee Valley Auth.	5.375%	11/13/08	31,425	31,485
2	Tennessee Valley Auth.	7.125%	5/1/30	32,625	38,676
2	Tennessee Valley Auth.	4.650%	6/15/35	4,400	3,821
2	Tennessee Valley Auth.	5.375%	4/1/56	7,150	6,852
					4,416,742
Mortgage-Backed Securities (36.9%)
	Conventional Mortgage-Backed Securities (33.9%)
[2,3]	Federal Home Loan Mortgage Corp.	4.000%	3/1/08-2/1/21	195,050	183,061
[2,3]	Federal Home Loan Mortgage Corp.	4.500%	1/1/08-9/1/35	557,942	526,201
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	9/1/07-5/1/37	1,742,839	1,647,814
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	11/1/08-7/1/37	2,611,535	2,525,336
[2,3]	Federal Home Loan Mortgage Corp.	6.000%	7/1/08-3/1/37	1,056,304	1,049,238
[2,3]	Federal Home Loan Mortgage Corp.	6.500%	12/1/07-2/1/37	240,101	243,798
[2,3]	Federal Home Loan Mortgage Corp.	7.000%	10/1/07-1/1/37	62,776	64,715
[2,3]	Federal Home Loan Mortgage Corp.	7.500%	1/1/08-2/1/32	13,733	14,220
[2,3]	Federal Home Loan Mortgage Corp.	8.000%	4/1/08-1/1/32	9,993	10,502
[2,3]	Federal Home Loan Mortgage Corp.	8.500%	7/1/07-7/1/31	1,681	1,781
[2,3]	Federal Home Loan Mortgage Corp.	9.000%	7/1/16-3/1/31	1,123	1,198
[2,3]	Federal Home Loan Mortgage Corp.	9.500%	4/1/16-6/1/25	281	299
[2,3]	Federal Home Loan Mortgage Corp.	10.000%	7/1/09-4/1/25	82	87
[2,3]	Federal Home Loan Mortgage Corp.	10.500%	12/1/15	1	1
[2,3]	Federal National Mortgage Assn.	4.000%	9/1/10-6/1/19	107,860	101,576
[2,3]	Federal National Mortgage Assn.	4.500%	2/1/10-4/1/37	859,376	810,539
[2,3]	Federal National Mortgage Assn.	5.000%	9/1/09-7/1/37	2,553,300	2,415,693
[2,3]	Federal National Mortgage Assn.	5.500%	11/1/08-7/1/37	2,442,556	2,365,823
[2,3]	Federal National Mortgage Assn.	6.000%	7/1/08-7/1/37	1,756,861	1,742,617
[2,3]	Federal National Mortgage Assn.	6.500%	3/1/08-7/1/37	623,715	631,439
[2,3]	Federal National Mortgage Assn.	7.000%	10/1/07-7/1/37	189,975	195,371
[2,3]	Federal National Mortgage Assn.	7.500%	9/1/07-12/1/32	18,371	19,019
[2,3]	Federal National Mortgage Assn.	8.000%	9/1/07-9/1/31	5,508	5,783
[2,3]	Federal National Mortgage Assn.	8.500%	10/1/09-5/1/32	2,052	2,162
[2,3]	Federal National Mortgage Assn.	9.000%	5/1/08-8/1/30	517	545
[2,3]	Federal National Mortgage Assn.	9.500%	7/1/10-11/1/25	606	648
[2,3]	Federal National Mortgage Assn.	10.000%	10/1/14-11/1/19	156	163
[2,3]	Federal National Mortgage Assn.	10.500%	5/1/10-8/1/20	15	16

[2,3]	Federal National Mortgage Assn.	11.000%	9/1/19	9	9
3	Government National Mortgage Assn.	4.000%	8/15/18-9/15/18	2,085	1,945
3	Government National Mortgage Assn.	4.500%	6/15/18-3/15/36	37,978	35,377
3	Government National Mortgage Assn.	5.000%	11/15/17-7/1/37	349,493	331,422
3	Government National Mortgage Assn.	5.500%	3/15/15-7/1/37	601,593	583,756
3	Government National Mortgage Assn.	6.000%	3/15/09-7/1/37	454,319	451,901
3	Government National Mortgage Assn.	6.500%	10/15/07-7/1/37	193,424	196,655
3	Government National Mortgage Assn.	7.000%	11/15/07-9/15/36	33,960	35,151
3	Government National Mortgage Assn.	7.250%	9/15/25	54	56
3	Government National Mortgage Assn.	7.500%	9/15/07-6/15/32	12,392	12,919
3	Government National Mortgage Assn.	7.750%	2/15/30	8	8
3	Government National Mortgage Assn.	8.000%	12/15/07-12/15/30	8,438	8,891
3	Government National Mortgage Assn.	8.500%	5/15/10-3/15/31	1,799	1,901
3	Government National Mortgage Assn.	9.000%	10/15/08-2/15/31	3,993	4,232
3	Government National Mortgage Assn.	9.500%	5/15/16-9/15/25	871	936
3	Government National Mortgage Assn.	10.000%	2/15/18-2/15/25	352	379
3	Government National Mortgage Assn.	10.500%	7/15/15-4/15/25	257	278
3	Government National Mortgage Assn.	11.000%	1/15/10-11/15/15	37	40
3	Government National Mortgage Assn.	11.500%	3/15/10-4/15/16	44	47

	Nonconventional Mortgage-Backed Securities (3.0%)
[2,3]	Federal Home Loan Mortgage Corp.	4.090%	4/1/35	1,138	1,100
[2,3]	Federal Home Loan Mortgage Corp.	4.292%	4/1/36	25,052	24,640
[2,3]	Federal Home Loan Mortgage Corp.	4.331%	11/1/33	12,072	11,941
[2,3]	Federal Home Loan Mortgage Corp.	4.599%	11/1/34	19,699	19,209
[2,3]	Federal Home Loan Mortgage Corp.	4.623%	4/1/35	13,171	12,844
[2,3]	Federal Home Loan Mortgage Corp.	4.667%	12/1/35	20,025	19,685
[2,3]	Federal Home Loan Mortgage Corp.	4.699%	12/1/34	8,268	8,160
[2,3]	Federal Home Loan Mortgage Corp.	4.792%	7/1/35	33,391	32,765
[2,3]	Federal Home Loan Mortgage Corp.	5.279%	3/1/36	23,558	23,419
[2,3]	Federal Home Loan Mortgage Corp.	5.306%	3/1/37	18,536	18,409
[2,3]	Federal Home Loan Mortgage Corp.	5.326%	12/1/36	17,719	17,634
[2,3]	Federal Home Loan Mortgage Corp.	5.427%	3/1/37	16,656	16,455
[2,3]	Federal Home Loan Mortgage Corp.	5.457%	4/1/37	26,688	26,374
[2,3]	Federal Home Loan Mortgage Corp.	5.471%	1/1/37	12,820	12,823
[2,3]	Federal Home Loan Mortgage Corp.	5.584%	5/1/36	28,094	28,250
[2,3]	Federal Home Loan Mortgage Corp.	5.625%	4/1/37	19,669	19,607
[2,3]	Federal Home Loan Mortgage Corp.	5.707%	12/1/36	28,839	28,758
[2,3]	Federal Home Loan Mortgage Corp.	5.716%	3/1/37	39,105	38,974
[2,3]	Federal Home Loan Mortgage Corp.	5.773%	5/1/36	22,925	22,947
[2,3]	Federal Home Loan Mortgage Corp.	5.855%	4/1/37	54,282	54,551
[2,3]	Federal Home Loan Mortgage Corp.	5.875%	5/1/37	28,170	27,859
[2,3]	Federal National Mortgage Assn.	4.135%	5/1/34	12,539	12,131
[2,3]	Federal National Mortgage Assn.	4.423%	8/1/35	38,381	37,368
[2,3]	Federal National Mortgage Assn.	4.431%	4/1/36	20,564	20,343
[2,3]	Federal National Mortgage Assn.	4.571%	1/1/35	16,217	15,909
[2,3]	Federal National Mortgage Assn.	4.591%	11/1/34	31,864	30,714
[2,3]	Federal National Mortgage Assn.	4.604%	12/1/34	20,685	20,264
[2,3]	Federal National Mortgage Assn.	4.633%	11/1/33	11,777	11,524
[2,3]	Federal National Mortgage Assn.	4.644%	9/1/34	9,827	9,594
[2,3]	Federal National Mortgage Assn.	4.707%	10/1/34	15,711	15,463
[2,3]	Federal National Mortgage Assn.	4.733%	8/1/35	11,473	11,318
[2,3]	Federal National Mortgage Assn.	4.734%	9/1/35	14,606	14,315
[2,3]	Federal National Mortgage Assn.	4.760%	6/1/34	11,732	11,533
[2,3]	Federal National Mortgage Assn.	4.760%	9/1/34	7,193	7,110

[2,3]	Federal National Mortgage Assn.	4.781%	4/1/36	38,523	38,234
[2,3]	Federal National Mortgage Assn.	4.782%	10/1/34	21,034	20,738
[2,3]	Federal National Mortgage Assn.	4.840%	4/1/37	16,175	16,011
[2,3]	Federal National Mortgage Assn.	4.878%	7/1/35	19,516	19,173
[2,3]	Federal National Mortgage Assn.	4.958%	7/1/35	8,989	8,887
[2,3]	Federal National Mortgage Assn.	4.974%	10/1/35	28,947	28,591
[2,3]	Federal National Mortgage Assn.	4.977%	11/1/34	6,393	6,317
[2,3]	Federal National Mortgage Assn.	5.072%	11/1/35	29,941	29,435
[2,3]	Federal National Mortgage Assn.	5.089%	12/1/35	35,197	34,769
[2,3]	Federal National Mortgage Assn.	5.095%	1/1/36	18,253	18,032
[2,3]	Federal National Mortgage Assn.	5.107%	2/1/36	14,044	13,866
[2,3]	Federal National Mortgage Assn.	5.140%	12/1/35	36,813	36,350
[2,3]	Federal National Mortgage Assn.	5.300%	3/1/37	20,594	20,403
[2,3]	Federal National Mortgage Assn.	5.477%	2/1/36	23,867	23,670
[2,3]	Federal National Mortgage Assn.	5.512%	5/1/37	8,634	8,623
[2,3]	Federal National Mortgage Assn.	5.626%	7/1/36	16,090	16,155
[2,3]	Federal National Mortgage Assn.	5.662%	1/1/37	18,924	18,888
[2,3]	Federal National Mortgage Assn.	5.670%	6/1/36	22,672	22,869
[2,3]	Federal National Mortgage Assn.	5.670%	3/1/37	19,872	19,865
[2,3]	Federal National Mortgage Assn.	5.695%	3/1/37	50,589	50,512
[2,3]	Federal National Mortgage Assn.	5.699%	2/1/37	22,484	22,558
[2,3]	Federal National Mortgage Assn.	5.709%	2/1/37	37,707	37,680
[2,3]	Federal National Mortgage Assn.	5.744%	3/1/37	37,044	37,007
[2,3]	Federal National Mortgage Assn.	5.744%	12/1/36	52,239	52,237
[2,3]	Federal National Mortgage Assn.	5.757%	4/1/36	16,605	16,711
[2,3]	Federal National Mortgage Assn.	5.780%	4/1/37	14,288	14,324
[2,3]	Federal National Mortgage Assn.	5.804%	4/1/37	23,728	23,509
[2,3]	Federal National Mortgage Assn.	5.825%	6/1/37	34,122	34,049
[2,3]	Federal National Mortgage Assn.	5.853%	1/1/36	11,444	11,525
[2,3]	Federal National Mortgage Assn.	5.892%	9/1/36	19,015	19,118
3	Government National Mortgage Assn.	5.375%	6/20/29	814	828
3	Government National Mortgage Assn.	7.900%	2/15/21	8	8
					17,630,480
Total U.S. Government and Agency Obligations
(Cost $34,380,073)					33,846,171
Corporate Bonds (25.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (7.8%)
[3,4]	American Express Credit Account Master Trust	5.460%	3/15/10	6,000	6,001
[3,4]	American Express Credit Account Master Trust	5.430%	10/15/10	66,200	66,284
[3,4]	American Express Credit Account Master Trust	5.500%	11/15/10	3,000	3,006
[3,4]	American Express Credit Account Master Trust	5.320%	3/15/11	1,500	1,501
[3,4]	American Express Credit Account Master Trust	5.400%	9/15/11	40,000	40,119
[3,5]	BA Covered Bond Issuer	5.500%	6/14/12	47,250	47,410
3	Banc of America Commercial Mortgage, Inc.	5.787%	5/11/35	19,278	19,420
3	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	8,434	8,597
3	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	2,690	2,641
3	Bank One Issuance Trust	3.590%	5/17/10	2,150	2,143
[3,4]	Bank One Issuance Trust	5.440%	6/15/10	78,950	78,954
[3,4]	Bank One Issuance Trust	5.430%	12/15/10	23,450	23,485
[3,4]	Bank One Issuance Trust	5.430%	2/15/11	200,000	200,368
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	9,900	9,871
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.632%	4/12/38	20,000	19,723
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	20,000	19,190

3	Bear Stearns Commercial Mortgage Securities, Inc.	5.624%	3/11/39	42,000	41,137
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	10,000	9,461
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	9,000	8,549
[3,4]	Capital One Master Trust	5.510%	10/15/10	10,000	10,002
[3,4]	Capital One Master Trust	5.510%	6/15/11	14,000	14,043
3	Capital One Multi-Asset Execution Trust	3.650%	7/15/11	45,247	44,398
[3,4]	Capital One Multi-Asset Execution Trust	5.500%	9/15/11	75,630	75,908
[3,4]	Capital One Multi-Asset Execution Trust	5.410%	1/17/12	50,000	50,086
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	43,450	41,771
3	Chase Commercial Mortgage Securities Corp.	6.390%	11/18/30	17,303	17,405
[3,4]	Chase Credit Card Master Trust	5.440%	2/15/10	53,510	53,506
[3,4]	Chase Credit Card Master Trust	5.430%	7/15/10	1,400	1,402
[3,4]	Chase Credit Card Master Trust	5.430%	10/15/10	1,411	1,414
[3,4]	Chase Credit Card Master Trust	5.440%	1/17/11	48,350	48,477
[3,4]	Chase Issuance Trust	5.330%	12/15/10	244,486	244,459
[3,4]	Chase Issuance Trust	5.330%	2/15/11	30,500	30,534
[3,4]	Chase Issuance Trust	5.340%	11/15/11	12,570	12,596
[3,4]	Chase Issuance Trust	5.340%	2/15/12	23,678	23,691
3	Chase Issuance Trust	4.650%	12/17/12	39,225	38,377
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	1,582	1,584
3	Citibank Credit Card Issuance Trust	6.875%	11/16/09	750	754
3	Citibank Credit Card Issuance Trust	2.900%	5/17/10	42,000	41,154
3	Citibank Credit Card Issuance Trust	3.500%	8/16/10	5,000	4,903
[3,4]	Citibank Credit Card Issuance Trust	5.330%	12/15/10	21,820	21,829
3	Citibank Credit Card Issuance Trust	4.850%	2/10/11	775	769
3	Citibank Credit Card Master Trust	5.875%	3/10/11	1,250	1,262
[3,5]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	18,025	20,492
[3,5]	Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	12,948	13,241
3	Countrywide Home Loans	4.047%	5/25/33	10,955	10,784
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	36,000	34,349
3	Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/41	18,647	19,096
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	35,100	34,414
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	7,535	7,454
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	32,400	32,403
[3,4]	DaimlerChrysler Master Owner Trust	5.330%	8/17/09	231,500	231,500
3	Detroit Edison Securitization Funding LLC	5.875%	3/1/10	319	320
[3,4]	Discover Card Master Trust I	5.350%	4/16/10	29,450	29,457
[3,4]	Discover Card Master Trust I	5.340%	5/15/10	146,000	146,058
[3,4]	Discover Card Master Trust I	5.450%	8/15/10	105,000	105,150
[3,4]	Discover Card Master Trust I	5.340%	5/15/11	68,725	68,821
[3,4]	Discover Card Master Trust I	5.430%	5/15/11	850	851
3	DLJ Commercial Mortgage Corp.	6.410%	2/18/31	8,408	8,427
3	Federal Housing Administration	7.430%	10/1/20	13	14
3	First Union National Bank
	Commercial Mortgage Trust	6.223%	12/12/33	12,550	12,820
[3,4]	Fleet Credit Card Master Trust II	5.460%	4/15/10	12,500	12,507
3	Ford Credit Auto Owner Trust	4.300%	8/15/09	10,620	10,569
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	17,000	17,490
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	3,000	3,057
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	2,234	2,245
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	12,200	12,447
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,340	1,310
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	20,000	19,489
[3,4]	GE Capital Credit Card Master Note Trust	5.330%	6/15/11	44,000	44,044
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	43,350	43,177

3	GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/33	18,404	18,484
3	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	11,118	11,570
3	GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/34	14,085	14,445
3	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	16,500	17,071
3	GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/35	8,915	8,960
[3,4]	Gracechurch Card Funding PLC	5.440%	10/15/09	46,000	46,023
[3,4]	Gracechurch Card Funding PLC	5.340%	11/16/09	101,300	101,322
[3,4]	Gracechurch Card Funding PLC	5.430%	3/15/10	20,500	20,526
[3,4]	Gracechurch Card Funding PLC	5.330%	6/15/10	110,700	110,790
[3,4]	Gracechurch Card Funding PLC	5.330%	9/15/10	143,000	143,109
[3,4]	Gracechurch Card Funding PLC	5.330%	11/15/10	16,700	16,721
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	20,000	19,080
3	Honda Auto Receivables Owner Trust	2.910%	10/20/08	3,665	3,651
3	Honda Auto Receivables Owner Trust	4.610%	8/17/09	31,937	31,821
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	12,150	12,137
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	43,365	43,182
3	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	19,603	19,943
3	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	11,000	10,703
3	JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/37	15,000	14,453
3	JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/37	1,790	1,748
3	JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/37	12,180	11,971
3	LB Commerical Conduit Mortgage Trust	6.780%	6/15/31	25,732	26,101
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	18,716	19,499
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	20,925	20,134
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	8,190	8,360
[3,4]	MBNA Credit Card Master Note Trust	5.460%	2/16/10	51,000	51,023
[3,4]	MBNA Credit Card Master Note Trust	5.320%	12/15/10	117,500	117,595
3	MBNA Credit Card Master Note Trust	4.300%	2/15/11	21,775	21,535
[3,4]	MBNA Credit Card Master Note Trust	5.450%	2/15/11	161,525	161,951
3	MBNA Master Credit Card Trust	7.000%	2/15/12	62,654	64,943
3	Morgan Stanley Capital I	6.520%	3/15/30	405	404
3	Morgan Stanley Capital I	6.480%	11/15/30	2,104	2,110
3	Morgan Stanley Capital I	5.230%	9/15/42	21,650	20,825
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	5,000	5,127
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	5,000	5,113
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	20,000	19,260
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	5,000	5,119
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	1,340	1,281
3	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	15,296	15,210
3	Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	2,675	2,631
3	PECO Energy Transition Trust	6.130%	3/1/09	450	452
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	8,625	8,382
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	13,650	13,530
3	PP&L Transition Bond Co. LLC	7.150%	6/25/09	837	850
3	Prudential Securities Secured Financing	7.193%	6/16/31	4,425	4,508
3	PSE&G Transition Funding LLC	6.890%	12/15/17	19,800	21,424
3	Public Service New Hampshire Funding LLC	5.730%	11/1/10	308	309
3	Residential Asset Securities Corp.	6.489%	10/25/30	524	522
3	Salomon Brothers Mortgage Securities VII	4.115%	9/25/33	30,500	30,073
3	USAA Auto Owner Trust	4.550%	2/16/10	28,953	28,821
3	USAA Auto Owner Trust	5.360%	2/15/11	22,250	22,271
3	Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	27,428	27,366
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	3,000	2,917
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	900	867
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	900	860

3	World Omni Auto Receivables Trust	3.540%	6/12/09	11,196	11,156
					3,750,409
Finance (7.8%)
	Banking (3.2%)
	Abbey National PLC	7.950%	10/26/29	11,965	14,440
	AmSouth Bank NA	5.200%	4/1/15	6,200	5,965
	Associates Corp. of North America	6.950%	11/1/18	350	378
	BAC Capital Trust XI	6.625%	5/23/36	6,325	6,451
	Banc One Corp.	7.625%	10/15/26	1,475	1,704
	Bank of America Corp.	3.250%	8/15/08	14,600	14,290
	Bank of America Corp.	3.375%	2/17/09	2,800	2,718
	Bank of America Corp.	4.250%	10/1/10	3,450	3,337
	Bank of America Corp.	4.375%	12/1/10	3,500	3,399
	Bank of America Corp.	5.375%	8/15/11	6,050	6,018
	Bank of America Corp.	6.250%	4/15/12	4,775	4,925
	Bank of America Corp.	4.875%	1/15/13	1,340	1,292
	Bank of America Corp.	4.750%	8/15/13	810	769
	Bank of America Corp.	5.375%	6/15/14	5,375	5,286
	Bank of America Corp.	5.125%	11/15/14	25,425	24,547
	Bank of America Corp.	5.250%	12/1/15	12,950	12,460
	Bank of America Corp.	5.750%	8/15/16	13,925	13,735
	Bank of America Corp.	5.625%	10/14/16	15,300	15,049
	Bank of America Corp.	5.300%	3/15/17	13,200	12,691
	Bank of America Corp.	5.420%	3/15/17	19,900	19,108
	Bank of America Corp.	6.100%	6/15/17	6,650	6,736
	Bank of America Corp.	5.625%	3/8/35	7,700	6,901
	Bank of America Corp.	6.000%	10/15/36	8,200	7,945
	Bank of New York Co., Inc.	4.950%	1/14/11	3,275	3,223
	Bank of New York Co., Inc.	6.375%	4/1/12	400	413
	Bank of New York Co., Inc.	4.950%	3/15/15	7,225	6,854
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	8,525	9,157
	Bank One Corp.	6.000%	8/1/08	900	906
	Bank One Corp.	6.000%	2/17/09	110	111
	Bank One Corp.	7.875%	8/1/10	21,180	22,583
	Bank One Corp.	5.250%	1/30/13	4,725	4,632
	Bank One Corp.	4.900%	4/30/15	2,475	2,322
	BankAmerica Capital II	8.000%	12/15/26	100	104
	BankAmerica Corp.	5.875%	2/15/09	3,025	3,052
3	Barclays Bank PLC	6.278%	12/29/49	3,295	3,033
	BB&T Corp.	6.500%	8/1/11	2,990	3,088
	BB&T Corp.	4.750%	10/1/12	3,900	3,746
	BB&T Corp.	5.200%	12/23/15	5,275	5,064
	BB&T Corp.	5.625%	9/15/16	6,950	6,808
	BB&T Corp.	4.900%	6/30/17	625	578
	BB&T Corp.	5.250%	11/1/19	4,275	3,993
	BB&T Corp.	6.750%	6/7/36	8,775	9,081
	Charter One Bank N.A.	5.500%	4/26/11	13,150	13,153
	Citicorp	6.375%	11/15/08	100	101
	Citigroup, Inc.	3.625%	2/9/09	2,375	2,314
	Citigroup, Inc.	6.200%	3/15/09	140	142
	Citigroup, Inc.	4.250%	7/29/09	11,105	10,877
	Citigroup, Inc.	4.125%	2/22/10	225	219
	Citigroup, Inc.	4.625%	8/3/10	11,950	11,690
	Citigroup, Inc.	6.500%	1/18/11	17,870	18,420

	Citigroup, Inc.	5.100%	9/29/11	39,620	39,055
	Citigroup, Inc.	6.000%	2/21/12	7,450	7,594
	Citigroup, Inc.	5.250%	2/27/12	3,375	3,332
	Citigroup, Inc.	5.625%	8/27/12	7,465	7,459
	Citigroup, Inc.	5.125%	5/5/14	3,750	3,632
	Citigroup, Inc.	5.000%	9/15/14	17,918	17,045
	Citigroup, Inc.	4.875%	5/7/15	3,300	3,101
	Citigroup, Inc.	4.700%	5/29/15	4,075	3,810
	Citigroup, Inc.	5.300%	1/7/16	18,900	18,267
	Citigroup, Inc.	5.850%	8/2/16	5,450	5,471
	Citigroup, Inc.	5.500%	2/15/17	3,500	3,394
	Citigroup, Inc.	6.625%	6/15/32	1,525	1,612
	Citigroup, Inc.	5.875%	2/22/33	13,075	12,401
	Citigroup, Inc.	6.000%	10/31/33	3,300	3,206
	Citigroup, Inc.	5.850%	12/11/34	2,000	1,931
	Citigroup, Inc.	6.125%	8/25/36	9,400	9,228
	Citigroup, Inc.	5.875%	5/29/37	3,575	3,445
	Colonial Bank NA	6.375%	12/1/15	1,425	1,427
	Comerica Bank	5.750%	11/21/16	12,700	12,399
	Comerica Bank	5.200%	8/22/17	4,475	4,153
	Compass Bank	5.900%	4/1/26	2,400	2,285
	Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	7,750	7,583
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	1,900	1,879
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	24,600	24,247
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	9,275	9,207
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	10,125	10,146
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	10,650	10,863
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	3,950	4,108
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	3,175	3,150
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	1,935	1,875
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	19,350	18,310
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	11,990	11,475
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	4,025	4,545
3	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	3,075	2,957
	Deutsche Bank Financial LLC	5.375%	3/2/15	5,400	5,271
	Fifth Third Bank	4.200%	2/23/10	4,475	4,346
	Fifth Third Bank	4.750%	2/1/15	10,950	10,231
	Fifth Third Bank	4.500%	6/1/18	1,550	1,369
	First Tennessee Bank	5.050%	1/15/15	1,825	1,723
	First Union Institutional Capital I	8.040%	12/1/26	1,825	1,900
	FirstStar Bank	7.125%	12/1/09	2,685	2,792
	Fleet Capital Trust II	7.920%	12/11/26	2,315	2,408
	Golden West Financial Corp.	4.750%	10/1/12	340	327
5	HBOS Treasury Services PLC	5.250%	2/21/17	21,125	20,664
	HSBC Bank PLC	6.950%	3/15/11	11,350	11,869
	HSBC Bank USA	4.625%	4/1/14	1,875	1,758
	HSBC Bank USA	5.875%	11/1/34	1,975	1,893
	HSBC Bank USA	5.625%	8/15/35	4,825	4,397
	HSBC Holdings PLC	7.500%	7/15/09	2,040	2,120
	HSBC Holdings PLC	5.250%	12/12/12	2,265	2,231
	HSBC Holdings PLC	7.625%	5/17/32	1,250	1,451
	HSBC Holdings PLC	7.350%	11/27/32	2,515	2,805
	HSBC Holdings PLC	6.500%	5/2/36	17,350	17,898
	J.P. Morgan, Inc.	6.000%	1/15/09	7,475	7,545
	JP Morgan Chase Capital XXII	6.450%	2/2/37	5,375	5,109

	JPM Capital Trust	6.550%	9/29/36	8,725	8,566
	JPMorgan Capital Trust	5.875%	3/15/35	4,225	3,882
	JPMorgan Chase & Co.	3.500%	3/15/09	8,475	8,234
	JPMorgan Chase & Co.	6.750%	2/1/11	14,362	14,898
	JPMorgan Chase & Co.	5.600%	6/1/11	33,550	33,664
	JPMorgan Chase & Co.	4.500%	1/15/12	9,400	9,031
	JPMorgan Chase & Co.	6.625%	3/15/12	3,800	3,954
	JPMorgan Chase & Co.	5.750%	1/2/13	3,575	3,581
	JPMorgan Chase & Co.	5.375%	1/15/14	2,575	2,521
	JPMorgan Chase & Co.	4.875%	3/15/14	19,540	18,615
	JPMorgan Chase & Co.	5.125%	9/15/14	12,650	12,149
	JPMorgan Chase & Co.	4.750%	3/1/15	2,725	2,552
	JPMorgan Chase & Co.	5.250%	5/1/15	2,150	2,060
	JPMorgan Chase & Co.	5.150%	10/1/15	3,700	3,520
	JPMorgan Chase & Co.	5.875%	6/13/16	4,075	4,047
	JPMorgan Chase & Co.	6.125%	6/27/17	14,975	15,075
	JPMorgan Chase & Co.	5.850%	8/1/35	825	755
	Key Bank NA	7.000%	2/1/11	725	757
	Key Bank NA	5.800%	7/1/14	1,175	1,177
	Key Bank NA	4.950%	9/15/15	7,175	6,708
	Key Bank NA	5.450%	3/3/16	7,175	6,918
	Marshall & Ilsley Bank	4.500%	8/25/08	1,300	1,287
	Marshall & Ilsley Bank	4.850%	6/16/15	700	660
	Marshall & Ilsley Bank	5.000%	1/17/17	250	235
	Marshall & Ilsley Corp.	4.375%	8/1/09	2,675	2,622
	MBNA America Bank NA	4.625%	8/3/09	3,450	3,398
	MBNA America Bank NA	6.625%	6/15/12	765	797
	MBNA Corp.	7.500%	3/15/12	3,245	3,502
	MBNA Corp.	6.125%	3/1/13	2,200	2,242
	MBNA Corp.	5.000%	6/15/15	950	897
	Mellon Bank NA	4.750%	12/15/14	3,650	3,426
	Mellon Funding Corp.	3.250%	4/1/09	2,775	2,682
	Mellon Funding Corp.	6.400%	5/14/11	450	463
	Mellon Funding Corp.	5.000%	12/1/14	1,100	1,050
	National City Bank	4.150%	8/1/09	6,675	6,519
	National City Bank	4.500%	3/15/10	7,525	7,366
	National City Bank	6.250%	3/15/11	575	589
	National City Bank	4.625%	5/1/13	1,000	946
	National City Corp.	4.900%	1/15/15	500	469
	National City Corp.	6.875%	5/15/19	850	908
	National Westminster Bank PLC	7.375%	10/1/09	450	470
	NationsBank Corp.	6.800%	3/15/28	725	773
	NB Capital Trust II	7.830%	12/15/26	5,000	5,201
	NB Capital Trust IV	8.250%	4/15/27	3,400	3,535
	North Fork Bancorp., Inc.	5.875%	8/15/12	250	249
5	Northern Rock PLC	5.625%	6/22/17	46,200	46,165
	PNC Bank NA	4.875%	9/21/17	9,750	8,980
	PNC Funding Corp.	4.500%	3/10/10	500	489
	PNC Funding Corp.	5.125%	12/14/10	2,675	2,649
	PNC Funding Corp.	5.250%	11/15/15	10,250	9,831
	PNC Funding Corp.	5.625%	2/1/17	1,075	1,050
	Regions Financial Corp.	4.500%	8/8/08	1,100	1,090
	Regions Financial Corp.	4.375%	12/1/10	1,000	967
	Regions Financial Corp.	7.000%	3/1/11	4,275	4,473
	Regions Financial Corp.	7.750%	3/1/11	7,525	8,047

	Regions Financial Corp.	6.375%	5/15/12	11,600	11,952
3	Regions Financial Corp.	6.625%	5/1/77	3,525	3,398
	Republic New York Corp.	7.750%	5/15/09	4,300	4,472
	Royal Bank of Canada	4.125%	1/26/10	10,250	9,953
	Royal Bank of Canada	5.650%	7/20/11	2,325	2,343
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,675	1,720
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	12,275	11,891
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	6,675	6,427
3	Royal Bank of Scotland Group PLC	7.648%	8/29/49	14,245	15,795
	Santander Central Hispano Issuances	7.625%	9/14/10	12,500	13,308
	Santander Finance Issuances	6.375%	2/15/11	1,400	1,441
	Sanwa Bank Ltd.	8.350%	7/15/09	5,600	5,893
	Sanwa Bank Ltd.	7.400%	6/15/11	12,500	13,309
	Southtrust Corp.	5.800%	6/15/14	3,075	3,079
	Sovereign Bancorp, Inc.	4.800%	9/1/10	8,275	8,073
	Sovereign Bank	5.125%	3/15/13	900	869
	State Street Capital Trust	5.300%	1/15/16	3,425	3,314
	Sumitomo Bank International Finance NV	8.500%	6/15/09	6,475	6,823
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	12,715	13,919
	SunTrust Banks, Inc.	6.375%	4/1/11	8,455	8,695
	SunTrust Banks, Inc.	5.000%	9/1/15	350	330
	SunTrust Banks, Inc.	5.450%	12/1/17	500	478
	SunTrust Banks, Inc.	6.000%	2/15/26	3,925	3,847
3	Suntrust Capital	6.100%	12/1/66	1,875	1,727
	SunTrust Capital II	7.900%	6/15/27	2,085	2,155
	Swiss Bank Corp.	7.000%	10/15/15	2,825	3,040
	Swiss Bank Corp.	7.375%	6/15/17	4,175	4,655
	Synovus Financial Corp.	5.125%	6/15/17	4,925	4,621
	The Chase Manhattan Corp.	7.875%	6/15/10	450	478
	UBS AG	5.875%	7/15/16	2,800	2,837
	UFJ Finance Aruba AEC	6.750%	7/15/13	18,250	19,187
	Union Bank of California NA	5.950%	5/11/16	4,700	4,685
	UnionBanCal Corp.	5.250%	12/16/13	1,475	1,429
	US Bank NA	4.400%	8/15/08	4,200	4,156
	US Bank NA	6.375%	8/1/11	6,975	7,202
	US Bank NA	6.300%	2/4/14	9,150	9,430
	US Bank NA	4.950%	10/30/14	6,575	6,262
	Wachovia Bank NA	4.375%	8/15/08	1,625	1,607
	Wachovia Bank NA	4.800%	11/1/14	4,250	3,998
	Wachovia Bank NA	4.875%	2/1/15	17,300	16,355
	Wachovia Bank NA	5.000%	8/15/15	1,110	1,046
	Wachovia Bank NA	5.850%	2/1/37	16,700	15,930
	Wachovia Corp.	6.250%	8/4/08	850	858
	Wachovia Corp.	3.625%	2/17/09	10,175	9,911
	Wachovia Corp.	7.875%	2/15/10	3,700	3,916
	Wachovia Corp.	4.375%	6/1/10	6,875	6,691
	Wachovia Corp.	7.800%	8/18/10	13,130	14,007
	Wachovia Corp.	5.300%	10/15/11	17,275	17,092
	Wachovia Corp.	4.875%	2/15/14	2,575	2,453
	Wachovia Corp.	5.250%	8/1/14	3,575	3,453
	Wachovia Corp.	5.625%	10/15/16	4,900	4,792
	Wachovia Corp.	5.750%	6/15/17	7,825	7,717
	Wachovia Corp.	6.605%	10/1/25	275	289
5	Wachovia Corp.	8.000%	12/15/26	5,125	5,328
	Wachovia Corp.	7.500%	4/15/35	1,100	1,280

	Wachovia Corp.	5.500%	8/1/35	3,600	3,227
	Wachovia Corp.	6.550%	10/15/35	775	807
	Washington Mutual Bank	6.875%	6/15/11	19,345	20,082
	Washington Mutual Bank	5.500%	1/15/13	4,375	4,294
	Washington Mutual Bank	5.650%	8/15/14	6,800	6,600
	Washington Mutual Bank	5.125%	1/15/15	6,050	5,672
	Washington Mutual, Inc.	4.000%	1/15/09	2,500	2,443
	Washington Mutual, Inc.	4.200%	1/15/10	1,900	1,842
	Washington Mutual, Inc.	5.500%	8/24/11	750	746
	Washington Mutual, Inc.	5.000%	3/22/12	4,000	3,866
	Washington Mutual, Inc.	5.250%	9/15/17	2,300	2,149
	Wells Fargo & Co.	3.125%	4/1/09	6,225	6,001
	Wells Fargo & Co.	4.200%	1/15/10	27,575	26,834
	Wells Fargo & Co.	4.875%	1/12/11	15,075	14,786
	Wells Fargo & Co.	6.375%	8/1/11	2,000	2,060
	Wells Fargo & Co.	5.300%	8/26/11	4,800	4,765
	Wells Fargo & Co.	5.125%	9/1/12	4,000	3,921
	Wells Fargo & Co.	4.950%	10/16/13	14,800	14,216
	Wells Fargo & Co.	4.625%	4/15/14	275	258
	Wells Fargo & Co.	5.000%	11/15/14	675	647
	Wells Fargo & Co.	5.375%	2/7/35	4,425	4,026
	Wells Fargo Bank NA	6.450%	2/1/11	15,800	16,255
	Wells Fargo Bank NA	4.750%	2/9/15	4,575	4,282
	Wells Fargo Bank NA	5.750%	5/16/16	2,500	2,497
	Wells Fargo Bank NA	5.950%	8/26/36	5,600	5,426
	Wells Fargo Capital X	5.950%	12/15/36	2,875	2,675
	Wells Fargo Financial	5.500%	8/1/12	3,975	3,969
	World Savings Bank, FSB	4.125%	12/15/09	6,000	5,830
	Zions Bancorp.	5.500%	11/16/15	6,950	6,699

	Brokerage (1.5%)
	Ameriprise Financial Inc.	5.350%	11/15/10	5,900	5,860
	Ameriprise Financial Inc.	5.650%	11/15/15	4,925	4,817
	Bear Stearns Co., Inc.	3.250%	3/25/09	600	578
	Bear Stearns Co., Inc.	4.550%	6/23/10	1,675	1,629
	Bear Stearns Co., Inc.	5.500%	8/15/11	900	891
	Bear Stearns Co., Inc.	5.350%	2/1/12	22,000	21,606
	Bear Stearns Co., Inc.	5.700%	11/15/14	18,240	17,890
	Bear Stearns Co., Inc.	5.300%	10/30/15	7,715	7,338
	Bear Stearns Co., Inc.	5.550%	1/22/17	10,675	10,081
	Bear Stearns Co., Inc.	4.650%	7/2/18	500	443
	Dean Witter, Discover & Co.	6.750%	10/15/13	800	835
5	Fidelity Investments	7.490%	6/15/19	1,000	1,132
	Goldman Sachs Group, Inc.	3.875%	1/15/09	16,670	16,307
	Goldman Sachs Group, Inc.	6.650%	5/15/09	18,290	18,694
	Goldman Sachs Group, Inc.	4.500%	6/15/10	16,950	16,517
	Goldman Sachs Group, Inc.	5.000%	1/15/11	200	197
	Goldman Sachs Group, Inc.	6.875%	1/15/11	2,150	2,239
	Goldman Sachs Group, Inc.	6.600%	1/15/12	9,525	9,886
	Goldman Sachs Group, Inc.	5.700%	9/1/12	4,000	3,996
	Goldman Sachs Group, Inc.	5.250%	4/1/13	8,540	8,319
	Goldman Sachs Group, Inc.	4.750%	7/15/13	2,225	2,102
	Goldman Sachs Group, Inc.	5.250%	10/15/13	8,750	8,466
	Goldman Sachs Group, Inc.	5.150%	1/15/14	3,015	2,911
	Goldman Sachs Group, Inc.	5.000%	10/1/14	15,550	14,773

	Goldman Sachs Group, Inc.	5.125%	1/15/15	13,110	12,473
	Goldman Sachs Group, Inc.	5.350%	1/15/16	17,250	16,527
	Goldman Sachs Group, Inc.	5.750%	10/1/16	4,975	4,858
	Goldman Sachs Group, Inc.	5.625%	1/15/17	14,750	14,141
	Goldman Sachs Group, Inc.	5.950%	1/15/27	9,625	9,124
	Goldman Sachs Group, Inc.	6.125%	2/15/33	11,825	11,372
	Goldman Sachs Group, Inc.	6.345%	2/15/34	19,225	18,355
	Goldman Sachs Group, Inc.	6.450%	5/1/36	11,275	11,098
	Janus Capital Group	5.875%	9/15/11	3,375	3,360
	Janus Capital Group	6.700%	6/15/17	2,575	2,602
	Jefferies Group Inc.	6.450%	6/8/27	14,325	14,133
	Jefferies Group Inc.	6.250%	1/15/36	7,700	7,345
5	Lazard Group	6.850%	6/15/17	4,975	4,973
	Lehman Brothers Holdings, Inc.	3.500%	8/7/08	2,990	2,933
	Lehman Brothers Holdings, Inc.	3.950%	11/10/09	6,925	6,702
	Lehman Brothers Holdings, Inc.	4.250%	1/27/10	1,475	1,433
	Lehman Brothers Holdings, Inc.	4.500%	7/26/10	6,275	6,112
	Lehman Brothers Holdings, Inc.	7.875%	8/15/10	7,000	7,446
	Lehman Brothers Holdings, Inc.	4.375%	11/30/10	4,400	4,235
	Lehman Brothers Holdings, Inc.	5.000%	1/14/11	8,400	8,233
	Lehman Brothers Holdings, Inc.	6.625%	1/18/12	9,500	9,847
	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	7,625	7,500
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	14,525	14,517
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	13,850	13,406
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	3,500	3,394
	Lehman Brothers Holdings, Inc.	5.875%	11/15/17	575	566
3	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	7,200	6,782
	Merrill Lynch & Co., Inc.	3.125%	7/15/08	8,650	8,411
	Merrill Lynch & Co., Inc.	6.375%	10/15/08	2,000	2,021
	Merrill Lynch & Co., Inc.	4.125%	1/15/09	11,425	11,211
	Merrill Lynch & Co., Inc.	6.000%	2/17/09	4,411	4,454
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	8,905	8,656
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	7,375	7,238
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	12,900	13,001
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	6,675	6,374
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	600	589
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	18,075	17,145
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	7,675	7,610
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	13,750	13,244
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	425	441
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	3,625	3,882
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	19,050	18,608
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	7,625	7,187
	Morgan Stanley Dean Witter	3.875%	1/15/09	9,475	9,275
	Morgan Stanley Dean Witter	4.000%	1/15/10	21,875	21,140
	Morgan Stanley Dean Witter	4.250%	5/15/10	22,105	21,461
	Morgan Stanley Dean Witter	6.750%	4/15/11	10,035	10,415
	Morgan Stanley Dean Witter	5.625%	1/9/12	6,525	6,519
	Morgan Stanley Dean Witter	6.600%	4/1/12	7,420	7,690
	Morgan Stanley Dean Witter	5.300%	3/1/13	400	390
	Morgan Stanley Dean Witter	4.750%	4/1/14	26,250	24,527
	Morgan Stanley Dean Witter	5.375%	10/15/15	7,100	6,802
	Morgan Stanley Dean Witter	5.750%	10/18/16	14,825	14,414
	Morgan Stanley Dean Witter	5.450%	1/9/17	7,900	7,604
	Morgan Stanley Dean Witter	5.550%	4/27/17	13,925	13,297

	Morgan Stanley Dean Witter	6.250%	8/9/26	18,525	18,399
	Morgan Stanley Dean Witter	7.250%	4/1/32	9,415	10,475

	Finance Companies (1.6%)
	Allied Capital Corp.	6.000%	4/1/12	3,125	3,085
	American Express Centurion Bank	4.375%	7/30/09	2,300	2,257
	American Express Co.	4.750%	6/17/09	3,100	3,066
	American Express Co.	5.250%	9/12/11	4,000	3,954
	American Express Co.	4.875%	7/15/13	1,500	1,434
	American Express Co.	5.500%	9/12/16	3,600	3,510
3	American Express Co.	6.800%	9/1/66	3,475	3,583
	American Express Credit Corp.	5.000%	12/2/10	7,125	7,041
	American General Finance Corp.	3.875%	10/1/09	4,000	3,864
	American General Finance Corp.	4.875%	5/15/10	5,100	5,007
	American General Finance Corp.	5.625%	8/17/11	7,625	7,609
	American General Finance Corp.	4.875%	7/15/12	725	698
	American General Finance Corp.	5.850%	6/1/13	16,970	17,028
	American General Finance Corp.	5.750%	9/15/16	5,750	5,631
	Capital One Bank	4.250%	12/1/08	1,850	1,821
	Capital One Bank	5.000%	6/15/09	4,075	4,041
	Capital One Bank	5.750%	9/15/10	1,975	1,986
	Capital One Bank	6.500%	6/13/13	1,725	1,781
	Capital One Bank	5.125%	2/15/14	2,450	2,356
	Capital One Capital III	7.686%	8/15/36	7,650	7,899
	Capital One Capital IV	6.745%	2/17/37	3,100	2,921
	Capital One Financial	5.700%	9/15/11	4,025	4,014
	Capital One Financial	4.800%	2/21/12	2,125	2,031
	Capital One Financial	5.500%	6/1/15	6,075	5,862
	Capital One Financial	6.150%	9/1/16	6,525	6,464
	Capital One Financial	5.250%	2/21/17	1,775	1,657
5	Capmark Financial Group	5.875%	5/10/12	1,775	1,745
5	Capmark Financial Group	6.300%	5/10/17	2,550	2,480
	CIT Group Co. of Canada	4.650%	7/1/10	7,550	7,335
	CIT Group Co. of Canada	5.600%	11/2/11	5,300	5,255
	CIT Group Co. of Canada	5.200%	6/1/15	8,575	7,946
	CIT Group, Inc.	5.000%	11/24/08	7,725	7,677
	CIT Group, Inc.	4.250%	2/1/10	3,475	3,358
	CIT Group, Inc.	5.200%	11/3/10	3,525	3,475
	CIT Group, Inc.	4.750%	12/15/10	3,525	3,413
	CIT Group, Inc.	5.600%	4/27/11	5,050	5,027
	CIT Group, Inc.	5.800%	7/28/11	5,325	5,328
	CIT Group, Inc.	5.400%	3/7/13	5,950	5,777
	CIT Group, Inc.	5.000%	2/13/14	125	118
	CIT Group, Inc.	5.125%	9/30/14	6,875	6,454
	CIT Group, Inc.	5.000%	2/1/15	4,175	3,886
	CIT Group, Inc.	5.400%	1/30/16	2,750	2,589
	CIT Group, Inc.	5.850%	9/15/16	6,450	6,221
	CIT Group, Inc.	5.650%	2/13/17	8,825	8,364
	CIT Group, Inc.	6.000%	4/1/36	2,150	2,002
3	CIT Group, Inc.	6.100%	3/15/67	225	205
	Countrywide Financial Corp.	5.800%	6/7/12	7,875	7,825
	Countrywide Financial Corp.	6.250%	5/15/16	3,925	3,858
	Countrywide Home Loan	6.250%	4/15/09	1,500	1,518
	Countrywide Home Loan	5.625%	7/15/09	340	340
	Countrywide Home Loan	4.125%	9/15/09	13,525	13,096

	Countrywide Home Loan	4.000%	3/22/11	4,900	4,592
	General Electric Capital Corp.	3.600%	10/15/08	11,840	11,589
	General Electric Capital Corp.	3.125%	4/1/09	2,475	2,389
	General Electric Capital Corp.	3.250%	6/15/09	3,325	3,205
	General Electric Capital Corp.	4.625%	9/15/09	5,525	5,446
	General Electric Capital Corp.	8.300%	9/20/09	275	292
	General Electric Capital Corp.	5.250%	10/27/09	9,725	9,714
	General Electric Capital Corp.	4.250%	9/13/10	7,900	7,648
	General Electric Capital Corp.	4.875%	10/21/10	10,700	10,532
	General Electric Capital Corp.	6.125%	2/22/11	20,425	20,845
	General Electric Capital Corp.	5.500%	4/28/11	15,300	15,314
	General Electric Capital Corp.	5.875%	2/15/12	18,540	18,758
	General Electric Capital Corp.	4.375%	3/3/12	11,200	10,674
	General Electric Capital Corp.	5.000%	4/10/12	250	244
	General Electric Capital Corp.	4.250%	6/15/12	8,975	8,506
	General Electric Capital Corp.	6.000%	6/15/12	950	968
	General Electric Capital Corp.	5.450%	1/15/13	1,020	1,012
	General Electric Capital Corp.	5.500%	6/4/14	14,725	14,546
	General Electric Capital Corp.	5.650%	6/9/14	13,750	13,722
	General Electric Capital Corp.	4.875%	3/4/15	900	851
	General Electric Capital Corp.	5.000%	1/8/16	13,000	12,347
	General Electric Capital Corp.	5.375%	10/20/16	8,200	7,943
	General Electric Capital Corp.	5.400%	2/15/17	20,650	19,966
	General Electric Capital Corp.	6.750%	3/15/32	38,585	41,909
	Heller Financial, Inc.	7.375%	11/1/09	4,500	4,686
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,700	2,609
	HSBC Finance Corp.	4.125%	12/15/08	21,850	21,458
	HSBC Finance Corp.	4.750%	5/15/09	19,825	19,591
	HSBC Finance Corp.	4.125%	11/16/09	3,650	3,545
	HSBC Finance Corp.	4.625%	9/15/10	8,400	8,187
	HSBC Finance Corp.	5.250%	1/14/11	19,925	19,673
	HSBC Finance Corp.	5.700%	6/1/11	12,300	12,308
	HSBC Finance Corp.	6.375%	10/15/11	15,900	16,355
	HSBC Finance Corp.	7.000%	5/15/12	10,375	10,949
	HSBC Finance Corp.	5.900%	6/19/12	5,500	5,532
	HSBC Finance Corp.	6.375%	11/27/12	2,590	2,662
	HSBC Finance Corp.	4.750%	7/15/13	1,750	1,653
	HSBC Finance Corp.	5.250%	1/15/14	5,600	5,418
	HSBC Finance Corp.	5.250%	4/15/15	2,525	2,423
	HSBC Finance Corp.	5.000%	6/30/15	10,875	10,196
	HSBC Finance Corp.	5.500%	1/19/16	5,250	5,044
	International Lease Finance Corp.	6.375%	3/15/09	700	710
	International Lease Finance Corp.	4.875%	9/1/10	1,625	1,593
	International Lease Finance Corp.	5.125%	11/1/10	2,850	2,814
	International Lease Finance Corp.	5.450%	3/24/11	3,050	3,033
	International Lease Finance Corp.	5.750%	6/15/11	21,325	21,409
	International Lease Finance Corp.	5.400%	2/15/12	2,250	2,224
	International Lease Finance Corp.	5.300%	5/1/12	2,075	2,041
	International Lease Finance Corp.	5.000%	9/15/12	5,250	5,080
	International Lease Finance Corp.	5.625%	9/20/13	10,500	10,433
	International Lease Finance Corp.	5.650%	6/1/14	7,650	7,579
	iStar Financial Inc.	5.800%	3/15/11	3,575	3,561
	iStar Financial Inc.	5.650%	9/15/11	5,750	5,678
	iStar Financial Inc.	5.150%	3/1/12	5,775	5,564
	iStar Financial Inc.	5.950%	10/15/13	4,550	4,491

	iStar Financial Inc.	5.875%	3/15/16	3,725	3,580
	iStar Financial Inc.	5.850%	3/15/17	600	580
	Residential Capital Corp.	6.125%	11/21/08	7,850	7,793
	Residential Capital Corp.	6.375%	6/30/10	4,575	4,521
	Residential Capital Corp.	6.500%	6/1/12	5,125	5,011
	Residential Capital Corp.	6.500%	4/17/13	8,925	8,645
	SLM Corp.	4.000%	1/15/09	1,590	1,530
	SLM Corp.	4.500%	7/26/10	3,175	2,939
	SLM Corp.	5.400%	10/25/11	21,550	19,768
	SLM Corp.	5.000%	10/1/13	500	429
	SLM Corp.	5.050%	11/14/14	2,400	1,996
	SLM Corp.	5.625%	8/1/33	6,200	4,775

	Insurance (1.1%)
	ACE Capital Trust II	9.700%	4/1/30	2,200	2,861
	ACE INA Holdings, Inc.	5.700%	2/15/17	3,700	3,592
	AEGON Funding Corp.	5.750%	12/15/20	1,350	1,327
	AEGON NV	4.750%	6/1/13	2,225	2,122
	Aetna, Inc.	7.875%	3/1/11	1,700	1,825
	Aetna, Inc.	5.750%	6/15/11	1,400	1,408
	Aetna, Inc.	6.000%	6/15/16	8,750	8,771
	Aetna, Inc.	6.625%	6/15/36	5,750	5,872
	Allied World Assurance	7.500%	8/1/16	6,100	6,370
	Allstate Corp.	7.200%	12/1/09	8,740	9,094
	Allstate Corp.	5.000%	8/15/14	2,475	2,374
	Allstate Corp.	6.125%	12/15/32	2,850	2,819
	Allstate Corp.	5.350%	6/1/33	1,120	987
	Allstate Corp.	5.550%	5/9/35	1,625	1,471
3	Allstate Corp.	6.125%	5/15/37	2,175	2,092
3	Allstate Corp.	6.500%	5/15/57	2,250	2,136
	Allstate Life Global Funding	4.500%	5/29/09	1,350	1,330
	Ambac, Inc.	5.950%	12/5/35	9,000	8,607
	Ambac, Inc.	6.150%	2/15/37	925	835
	American General Capital II	8.500%	7/1/30	8,590	10,830
	American International Group, Inc.	4.700%	10/1/10	1,450	1,419
	American International Group, Inc.	5.375%	10/18/11	4,200	4,181
	American International Group, Inc.	4.950%	3/20/12	13,725	13,409
	American International Group, Inc.	5.050%	10/1/15	3,725	3,547
	American International Group, Inc.	5.600%	10/18/16	4,400	4,342
	American International Group, Inc.	5.450%	5/18/17	6,725	6,532
	American International Group, Inc.	6.250%	5/1/36	11,075	11,191
	American International Group, Inc.	6.250%	3/15/37	2,750	2,581
	Aon Capital Trust	8.205%	1/1/27	1,200	1,278
	Arch Capital Group Ltd.	7.350%	5/1/34	3,775	3,990
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	3,300	3,210
	Assurant, Inc.	5.625%	2/15/14	1,450	1,414
	Assurant, Inc.	6.750%	2/15/34	4,100	4,186
	AXA Financial, Inc.	7.750%	8/1/10	1,075	1,144
	AXA SA	8.600%	12/15/30	10,550	12,786
	Axis Capital Holdings	5.750%	12/1/14	2,700	2,638
	Berkshire Hathaway Finance Corp.	3.375%	10/15/08	2,965	2,894
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	7,900	7,674
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	4,150	4,003
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,475	4,246
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	550	531

	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	10,400	9,838
	Chubb Corp.	6.000%	5/11/37	8,150	7,768
3	Chubb Corp.	6.375%	3/29/67	2,500	2,445
	CIGNA Corp.	7.875%	5/15/27	1,300	1,499
	CIGNA Corp.	6.150%	11/15/36	7,100	6,774
	Cincinnati Financial Corp.	6.920%	5/15/28	550	586
	Cincinnati Financial Corp.	6.125%	11/1/34	4,300	4,163
	CNA Financial Corp.	6.000%	8/15/11	3,225	3,243
	CNA Financial Corp.	5.850%	12/15/14	4,225	4,117
	CNA Financial Corp.	6.500%	8/15/16	6,950	7,042
	Commerce Group, Inc.	5.950%	12/9/13	1,750	1,726
3	Everest Reinsurance Holdings, Inc.	6.600%	5/1/67	2,775	2,661
	Fidelity National Financial, Inc.	7.300%	8/15/11	4,850	5,053
	Fund American Cos., Inc.	5.875%	5/15/13	1,925	1,871
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	2,000	2,055
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	4,200	4,485
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	1,650	1,909
	Genworth Financial, Inc.	4.750%	6/15/09	1,600	1,579
	Genworth Financial, Inc.	5.750%	6/15/14	1,025	1,021
	Genworth Financial, Inc.	4.950%	10/1/15	1,225	1,147
	Genworth Financial, Inc.	6.500%	6/15/34	3,975	4,092
3	Genworth Financial, Inc.	6.150%	11/15/66	1,800	1,716
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,675	4,620
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	1,800	1,709
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	3,250	3,159
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	3,200	3,069
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	3,500	3,363
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	4,075	3,943
	Humana Inc.	6.450%	6/1/16	6,025	6,051
	Humana Inc.	6.300%	8/1/18	250	248
3	ING Capital Funding Trust III	5.775%	12/8/49	4,775	4,619
	ING USA Global	4.500%	10/1/10	13,000	12,626
	John Hancock Financial Services	5.625%	12/1/08	500	502
	Lincoln National Corp.	6.200%	12/15/11	1,225	1,253
	Lincoln National Corp.	6.150%	4/7/36	7,250	7,123
3	Lincoln National Corp.	6.050%	4/20/67	1,600	1,520
	Loews Corp.	5.250%	3/15/16	1,500	1,439
	Loews Corp.	6.000%	2/1/35	650	601
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	3,075	3,008
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	6,225	6,229
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	550	513
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	9,475	8,951
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	1,400	1,215
	MetLife, Inc.	6.125%	12/1/11	850	868
	MetLife, Inc.	5.375%	12/15/12	2,450	2,427
	MetLife, Inc.	5.000%	11/24/13	4,900	4,708
	MetLife, Inc.	5.500%	6/15/14	650	638
	MetLife, Inc.	5.000%	6/15/15	2,725	2,582
	MetLife, Inc.	6.500%	12/15/32	3,450	3,567
	MetLife, Inc.	6.375%	6/15/34	2,900	2,920
	MetLife, Inc.	5.700%	6/15/35	975	901
	Principal Financial Group, Inc.	6.050%	10/15/36	3,000	2,903
	Principal Life Income Funding	5.125%	3/1/11	4,675	4,613
	Principal Life Income Funding	5.100%	4/15/14	4,825	4,649
	Progressive Corp.	6.375%	1/15/12	1,950	2,014

	Progressive Corp.	6.625%	3/1/29	5,175	5,491
	Progressive Corp.	6.250%	12/1/32	325	330
3	Progressive Corp.	6.700%	6/15/37	5,350	5,306
	Protective Life Secured Trust	3.700%	11/24/08	7,025	6,872
	Protective Life Secured Trust	4.850%	8/16/10	2,225	2,185
	Prudential Financial, Inc.	5.100%	12/14/11	450	441
	Prudential Financial, Inc.	5.800%	6/15/12	2,400	2,417
	Prudential Financial, Inc.	4.500%	7/15/13	3,325	3,111
	Prudential Financial, Inc.	5.100%	9/20/14	5,650	5,434
	Prudential Financial, Inc.	5.500%	3/15/16	2,375	2,312
	Prudential Financial, Inc.	6.100%	6/15/17	4,225	4,261
	Prudential Financial, Inc.	5.750%	7/15/33	1,800	1,685
	Prudential Financial, Inc.	5.400%	6/13/35	2,300	2,040
	Prudential Financial, Inc.	5.900%	3/17/36	4,400	4,150
	Prudential Financial, Inc.	5.700%	12/14/36	10,225	9,368
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,700	1,652
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	2,875	2,925
	Torchmark Corp.	6.375%	6/15/16	4,225	4,314
	Travelers Cos. Inc.	5.375%	6/15/12	300	297
3	Travelers Cos. Inc.	6.250%	3/15/37	2,375	2,277
	Travelers Cos. Inc.	6.250%	6/15/37	15,700	15,281
	Travelers Property Casualty Corp.	6.375%	3/15/33	475	473
	UnitedHealth Group, Inc.	4.125%	8/15/09	6,775	6,599
	UnitedHealth Group, Inc.	5.000%	8/15/14	4,925	4,713
	UnitedHealth Group, Inc.	4.875%	3/15/15	2,500	2,350
5	UnitedHealth Group, Inc.	6.000%	6/15/17	1,300	1,300
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,500	1,378
5	UnitedHealth Group, Inc.	6.500%	6/15/37	2,125	2,141
	WellPoint Inc.	4.250%	12/15/09	1,750	1,699
	WellPoint Inc.	5.000%	1/15/11	4,050	3,957
	WellPoint Inc.	6.375%	1/15/12	3,815	3,904
	WellPoint Inc.	6.800%	8/1/12	360	376
	WellPoint Inc.	5.000%	12/15/14	5,400	5,090
	WellPoint Inc.	5.250%	1/15/16	750	711
	WellPoint Inc.	5.875%	6/15/17	5,200	5,134
	WellPoint Inc.	5.950%	12/15/34	7,250	6,689
	WellPoint Inc.	5.850%	1/15/36	2,050	1,870
	WellPoint Inc.	6.375%	6/15/37	7,450	7,355
	Willis North America Inc.	5.125%	7/15/10	1,100	1,072
	Willis North America Inc.	5.625%	7/15/15	4,550	4,246
	Willis North America Inc.	6.200%	3/28/17	2,500	2,458
	XL Capital Ltd.	5.250%	9/15/14	4,950	4,728
	XL Capital Ltd.	6.375%	11/15/24	575	563
	XL Capital Ltd.	6.250%	5/15/27	10,500	10,038
3	XL Capital Ltd.	6.500%	12/15/49	5,150	4,835
5	XTRA Finance Corp.	5.150%	4/1/17	15,400	14,722

	Real Estate Investment Trusts (0.4%)
	Archstone-Smith Operating Trust	5.250%	5/1/15	4,275	4,119
	Arden Realty LP	5.250%	3/1/15	1,075	1,042
	AvalonBay Communities, Inc.	5.500%	1/15/12	2,450	2,439
	AvalonBay Communities, Inc.	5.750%	9/15/16	975	960
	Boston Properties, Inc.	6.250%	1/15/13	1,765	1,812
	Boston Properties, Inc.	5.625%	4/15/15	5,250	5,185
	Brandywine Operating Partnership	4.500%	11/1/09	4,475	4,372

Brandywine Operating Partnership	5.625%	12/15/10	2,925	2,923
Brandywine Operating Partnership	5.400%	11/1/14	1,175	1,135
Camden Property Trust	5.700%	5/15/17	3,700	3,577
Colonial Realty LP	5.500%	10/1/15	2,675	2,575
Developers Diversified Realty Corp.	5.250%	4/15/11	500	492
Developers Diversified Realty Corp.	5.375%	10/15/12	4,675	4,569
Duke Realty LP	5.625%	8/15/11	2,000	1,997
Duke Realty LP	5.950%	2/15/17	1,750	1,739
ERP Operating LP	6.625%	3/15/12	10,395	10,781
ERP Operating LP	5.500%	10/1/12	3,500	3,464
ERP Operating LP	5.250%	9/15/14	725	699
ERP Operating LP	5.125%	3/15/16	3,200	3,019
ERP Operating LP	5.375%	8/1/16	3,725	3,595
ERP Operating LP	5.750%	6/15/17	5,350	5,244
Health Care Property Investors, Inc.	6.450%	6/25/12	725	738
Health Care Property Investors, Inc.	5.650%	12/15/13	7,000	6,830
Health Care Property Investors, Inc.	6.300%	9/15/16	6,200	6,189
Health Care Property Investors, Inc.	6.000%	1/30/17	2,125	2,076
Health Care Property Investors, Inc.	5.625%	5/1/17	100	95
Health Care REIT, Inc.	6.000%	11/15/13	250	249
Health Care REIT, Inc.	6.200%	6/1/16	6,525	6,461
Hospitality Properties	5.125%	2/15/15	2,200	2,054
HRPT Properties Trust	6.250%	8/15/16	1,750	1,764
HRPT Properties Trust	6.250%	6/15/17	4,375	4,409
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,333
Liberty Property LP	5.125%	3/2/15	10,350	9,846
Liberty Property LP	5.500%	12/15/16	1,675	1,611
ProLogis	5.250%	11/15/10	2,475	2,449
ProLogis	5.500%	3/1/13	2,575	2,532
ProLogis	5.625%	11/15/15	3,525	3,442
ProLogis	5.750%	4/1/16	3,225	3,169
ProLogis	5.625%	11/15/16	2,425	2,363
Regency Centers LP	6.750%	1/15/12	7,225	7,509
Regency Centers LP	5.250%	8/1/15	2,800	2,661
Simon Property Group Inc.	4.875%	8/15/10	7,850	7,693
Simon Property Group Inc.	5.600%	9/1/11	3,250	3,244
Simon Property Group Inc.	5.000%	3/1/12	3,975	3,865
Simon Property Group Inc.	6.350%	8/28/12	55	57
Simon Property Group Inc.	5.625%	8/15/14	150	148
Simon Property Group Inc.	5.750%	12/1/15	6,025	5,952
Simon Property Group Inc.	5.250%	12/1/16	16,200	15,352
Simon Property Group Inc.	5.875%	3/1/17	3,675	3,659
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	4,250	4,248
Vornado Realty	5.600%	2/15/11	4,525	4,501

Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/33	2,700	2,590
				3,721,050
Industrial (8.4%)
Basic Industry (0.5%)
Alcan, Inc.	4.875%	9/15/12	1,050	1,003
Alcan, Inc.	4.500%	5/15/13	5,175	4,809
Alcan, Inc.	5.200%	1/15/14	875	837
Alcan, Inc.	5.000%	6/1/15	1,050	980

	Alcan, Inc.	6.125%	12/15/33	2,600	2,427
	Alcoa, Inc.	6.000%	1/15/12	300	301
	Alcoa, Inc.	5.375%	1/15/13	3,800	3,671
	Alcoa, Inc.	5.550%	2/1/17	3,000	2,853
	Alcoa, Inc.	5.720%	2/23/19	3,198	3,040
	Alcoa, Inc.	5.870%	2/23/22	1,577	1,493
	Alcoa, Inc.	5.900%	2/1/27	2,500	2,327
	Aluminum Co. of America	6.750%	1/15/28	750	747
	Barrick Gold Finance Inc.	4.875%	11/15/14	3,325	3,128
	BHP Billiton Finance	4.800%	4/15/13	13,365	12,766
	BHP Billiton Finance	5.250%	12/15/15	5,150	4,995
	BHP Finance USA Ltd.	5.125%	3/29/12	7,400	7,252
	BHP Finance USA Ltd.	5.400%	3/29/17	3,400	3,284
	Celulosa Arauco Constitution SA	8.625%	8/15/10	7,825	8,461
	Celulosa Arauco Constitution SA	5.625%	4/20/15	2,625	2,497
	Dow Chemical Co.	6.125%	2/1/11	12,500	12,687
	Dow Chemical Co.	6.000%	10/1/12	1,450	1,464
	Dow Chemical Co.	7.375%	11/1/29	4,275	4,637
	E.I. du Pont de Nemours & Co.	6.875%	10/15/09	6,200	6,397
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	1,525	1,472
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	1,745	1,679
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	800	760
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	2,050	2,111
	Eastman Chemical Co.	7.250%	1/15/24	1,200	1,241
	Eastman Chemical Co.	7.600%	2/1/27	2,563	2,751
	Falconbridge Ltd.	7.350%	6/5/12	775	828
	Falconbridge Ltd.	5.375%	6/1/15	450	432
	ICI Wilmington	4.375%	12/1/08	3,750	3,685
	ICI Wilmington	5.625%	12/1/13	900	884
	Inco Ltd.	7.750%	5/15/12	60	65
	Inco Ltd.	5.700%	10/15/15	4,300	4,212
	Inco Ltd.	7.200%	9/15/32	1,500	1,588
	International Paper Co.	4.250%	1/15/09	2,825	2,770
	International Paper Co.	5.850%	10/30/12	2,005	2,002
	International Paper Co.	5.300%	4/1/15	5,650	5,342
	Lubrizol Corp.	5.500%	10/1/14	9,650	9,306
	Lubrizol Corp.	6.500%	10/1/34	5,335	5,175
	MeadWestvaco Corp.	6.850%	4/1/12	1,515	1,564
	Newmont Mining	5.875%	4/1/35	3,125	2,776
	Noranda, Inc.	7.250%	7/15/12	2,925	3,114
	Noranda, Inc.	6.000%	10/15/15	1,450	1,457
	Noranda, Inc.	5.500%	6/15/17	6,125	5,887
	Placer Dome, Inc.	6.450%	10/15/35	2,875	2,841
	Plum Creek Timber Co.	5.875%	11/15/15	4,275	4,111
	Potash Corp. of Saskatchewan	7.750%	5/31/11	10,425	11,172
	Potash Corp. of Saskatchewan	4.875%	3/1/13	2,025	1,929
	Potash Corp. of Saskatchewan	5.875%	12/1/36	975	917
	Praxair, Inc.	6.375%	4/1/12	2,000	2,069
	Praxair, Inc.	3.950%	6/1/13	600	550
	Praxair, Inc.	5.200%	3/15/17	1,400	1,345
	Reliance Steel & Aluminum	6.200%	11/15/16	350	344
	Reliance Steel & Aluminum	6.850%	11/15/36	650	643
	Rio Tinto Finance USA Ltd.	2.625%	9/30/08	3,675	3,550
3	Rohm & Haas Co.	9.800%	4/15/20	2,579	3,111
	Rohm & Haas Co.	7.850%	7/15/29	2,950	3,382

Southern Copper Corp.	7.500%	7/27/35	9,050	9,684
Teck Cominco Ltd.	6.125%	10/1/35	6,525	6,058
Temple Inland Inc.	7.875%	5/1/12	900	955
Vale Overseas Ltd.	6.250%	1/11/16	1,775	1,753
Vale Overseas Ltd.	6.250%	1/23/17	5,500	5,445
Vale Overseas Ltd.	8.250%	1/17/34	2,925	3,393
Vale Overseas Ltd.	6.875%	11/21/36	15,375	15,375
Westvaco Corp.	8.200%	1/15/30	1,050	1,107
Weyerhaeuser Co.	6.750%	3/15/12	16,695	17,247
Weyerhaeuser Co.	7.375%	3/15/32	8,755	8,908

Capital Goods (0.9%)
3M Co.	5.125%	11/6/09	1,650	1,648
[3,5] BAE Systems Asset Trust	7.156%	12/15/11	2,522	2,585
Bemis Co. Inc.	4.875%	4/1/12	1,500	1,441
Boeing Capital Corp.	7.375%	9/27/10	3,250	3,439
Boeing Capital Corp.	6.500%	2/15/12	15,175	15,816
Boeing Capital Corp.	5.800%	1/15/13	2,465	2,496
Boeing Co.	5.125%	2/15/13	200	197
Boeing Co.	8.750%	8/15/21	1,450	1,852
Boeing Co.	7.250%	6/15/25	2,275	2,617
Boeing Co.	8.750%	9/15/31	975	1,305
Boeing Co.	6.125%	2/15/33	200	205
Boeing Co.	6.625%	2/15/38	5,045	5,506
Caterpillar Financial Services Corp.	2.700%	7/15/08	1,850	1,800
Caterpillar Financial Services Corp.	4.500%	9/1/08	1,550	1,535
Caterpillar Financial Services Corp.	4.150%	1/15/10	10,000	9,713
Caterpillar Financial Services Corp.	4.300%	6/1/10	7,625	7,406
Caterpillar Financial Services Corp.	4.750%	2/17/15	5,775	5,401
Caterpillar Financial Services Corp.	4.625%	6/1/15	3,125	2,894
Caterpillar, Inc.	6.625%	7/15/28	850	896
Caterpillar, Inc.	7.300%	5/1/31	700	794
Caterpillar, Inc.	6.050%	8/15/36	6,775	6,682
Caterpillar, Inc.	6.950%	5/1/42	1,275	1,403
Caterpillar, Inc.	7.375%	3/1/97	6,150	6,920
CRH America Inc.	5.625%	9/30/11	4,375	4,354
CRH America Inc.	6.950%	3/15/12	6,210	6,491
CRH America Inc.	5.300%	10/15/13	875	836
CRH America Inc.	6.000%	9/30/16	3,700	3,665
CRH America Inc.	6.400%	10/15/33	2,670	2,546
Deere & Co.	6.950%	4/25/14	6,595	7,021
Deere & Co.	8.100%	5/15/30	3,755	4,646
Deere & Co.	7.125%	3/3/31	725	811
Embraer Overseas Ltd.	6.375%	1/24/17	5,775	5,669
Emerson Electric Co.	7.125%	8/15/10	4,275	4,485
Emerson Electric Co.	4.625%	10/15/12	5,050	4,830
Emerson Electric Co.	4.500%	5/1/13	4,900	4,629
General Dynamics Corp.	4.500%	8/15/10	25	24
General Dynamics Corp.	4.250%	5/15/13	6,290	5,869
General Electric Co.	5.000%	2/1/13	34,165	33,153
Hanson PLC	7.875%	9/27/10	1,425	1,520
Hanson PLC	5.250%	3/15/13	1,525	1,493
Honeywell International, Inc.	7.500%	3/1/10	1,500	1,576
Honeywell International, Inc.	6.125%	11/1/11	2,350	2,404
Honeywell International, Inc.	5.400%	3/15/16	2,400	2,326

Honeywell International, Inc.	5.300%	3/15/17	6,475	6,207
Honeywell International, Inc.	5.700%	3/15/36	2,775	2,565
John Deere Capital Corp.	4.875%	3/16/09	11,525	11,423
John Deere Capital Corp.	5.400%	10/17/11	6,350	6,314
John Deere Capital Corp.	7.000%	3/15/12	14,070	14,889
Joy Global, Inc.	6.000%	11/15/16	2,175	2,153
Lafarge SA	6.150%	7/15/11	675	687
Lafarge SA	6.500%	7/15/16	7,925	8,112
Lafarge SA	7.125%	7/15/36	14,925	15,789
Lockheed Martin Corp.	7.650%	5/1/16	5,325	5,995
Lockheed Martin Corp.	7.750%	5/1/26	600	696
Lockheed Martin Corp.	6.150%	9/1/36	12,275	12,239
Masco Corp.	5.875%	7/15/12	1,135	1,123
Masco Corp.	4.800%	6/15/15	7,650	6,886
Masco Corp.	6.125%	10/3/16	100	99
Masco Corp.	7.750%	8/1/29	450	469
Masco Corp.	6.500%	8/15/32	2,450	2,238
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	4,325	4,530
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	4,675	4,506
Mohawk Industries Inc.	5.750%	1/15/11	7,275	7,257
Mohawk Industries Inc.	6.125%	1/15/16	13,975	13,784
Northrop Grumman Corp.	7.125%	2/15/11	10,850	11,383
Northrop Grumman Corp.	7.750%	3/1/16	700	790
Northrop Grumman Corp.	7.875%	3/1/26	2,600	3,086
Northrop Grumman Corp.	7.750%	2/15/31	3,365	4,002
Owens Corning, Inc.	6.500%	12/1/16	1,100	1,096
Owens Corning, Inc.	7.000%	12/1/36	2,425	2,383
Raytheon Co.	4.850%	1/15/11	250	245
Raytheon Co.	5.500%	11/15/12	1,350	1,347
Raytheon Co.	5.375%	4/1/13	3,665	3,615
Raytheon Co.	6.400%	12/15/18	500	521
Raytheon Co.	7.200%	8/15/27	1,150	1,289
Republic Services, Inc.	6.750%	8/15/11	1,875	1,935
Republic Services, Inc.	6.086%	3/15/35	2,850	2,604
Textron Financial Corp.	4.600%	5/3/10	4,200	4,100
Textron, Inc.	6.500%	6/1/12	8,125	8,406
TRW, Inc.	7.750%	6/1/29	5,850	6,896
Tyco International Group SA	6.125%	11/1/08	1,100	1,110
Tyco International Group SA	6.750%	2/15/11	9,875	10,333
Tyco International Group SA	6.375%	10/15/11	12,725	13,104
Tyco International Group SA	6.000%	11/15/13	5,850	5,980
Tyco International Group SA	7.000%	6/15/28	2,350	2,667
United Technologies Corp.	4.375%	5/1/10	1,525	1,486
United Technologies Corp.	7.125%	11/15/10	250	263
United Technologies Corp.	6.350%	3/1/11	7,650	7,877
United Technologies Corp.	4.875%	5/1/15	5,975	5,633
United Technologies Corp.	8.875%	11/15/19	3,150	3,940
United Technologies Corp.	6.700%	8/1/28	1,642	1,756
United Technologies Corp.	7.500%	9/15/29	2,800	3,254
United Technologies Corp.	5.400%	5/1/35	3,450	3,132
United Technologies Corp.	6.050%	6/1/36	6,050	6,000
Waste Management, Inc.	6.875%	5/15/09	3,570	3,650
Waste Management, Inc.	7.375%	8/1/10	875	915
Waste Management, Inc.	5.000%	3/15/14	500	466
WMX Technologies Inc.	7.100%	8/1/26	1,375	1,404

Communication (2.3%)
America Movil SA de C.V.	4.125%	3/1/09	5,350	5,230
America Movil SA de C.V.	5.500%	3/1/14	2,575	2,498
America Movil SA de C.V.	5.750%	1/15/15	2,625	2,582
America Movil SA de C.V.	6.375%	3/1/35	10,125	9,859
AT&T Corp.	6.000%	3/15/09	10,875	10,952
AT&T Corp.	7.300%	11/15/11	6,325	6,728
AT&T Corp.	8.000%	11/15/31	23,755	28,340
AT&T Corp.	6.800%	5/15/36	400	415
AT&T Inc.	4.125%	9/15/09	9,225	8,981
AT&T Inc.	5.300%	11/15/10	4,550	4,528
AT&T Inc.	6.250%	3/15/11	14,890	15,203
AT&T Inc.	5.875%	2/1/12	7,230	7,289
AT&T Inc.	5.875%	8/15/12	4,995	5,040
AT&T Inc.	5.100%	9/15/14	11,425	10,894
AT&T Inc.	5.625%	6/15/16	20,075	19,580
AT&T Inc.	6.450%	6/15/34	3,900	3,875
AT&T Inc.	6.150%	9/15/34	2,750	2,631
BellSouth Capital Funding	7.875%	2/15/30	12,950	14,575
BellSouth Corp.	4.200%	9/15/09	3,925	3,822
BellSouth Corp.	4.750%	11/15/12	5,870	5,615
BellSouth Corp.	5.200%	12/15/16	1,125	1,060
BellSouth Corp.	6.875%	10/15/31	400	412
BellSouth Corp.	6.550%	6/15/34	6,800	6,773
BellSouth Corp.	6.000%	11/15/34	3,835	3,590
BellSouth Telecommunications	6.375%	6/1/28	8,365	8,198
Belo Corp.	7.250%	9/15/27	340	322
British Sky Broadcasting Corp.	6.875%	2/23/09	5,050	5,149
British Sky Broadcasting Corp.	8.200%	7/15/09	1,675	1,758
British Telecommunications PLC	8.625%	12/15/10	8,735	9,552
British Telecommunications PLC	9.125%	12/15/30	13,135	17,246
CBS Corp.	7.700%	7/30/10	5,375	5,684
CBS Corp.	6.625%	5/15/11	2,760	2,835
CBS Corp.	5.625%	8/15/12	3,275	3,223
CBS Corp.	4.625%	5/15/18	500	420
CBS Corp.	7.875%	7/30/30	575	596
CBS Corp.	5.500%	5/15/33	675	557
CenturyTel Enterprises	6.875%	1/15/28	925	900
CenturyTel, Inc.	7.875%	8/15/12	2,375	2,564
CenturyTel, Inc.	6.000%	4/1/17	425	414
Cingular Wireless LLC	6.500%	12/15/11	2,850	2,950
Cingular Wireless LLC	7.125%	12/15/31	12,370	13,244
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	4,365	4,878
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	8,861	11,298
Comcast Cable Communications, Inc.	6.200%	11/15/08	4,000	4,035
Comcast Cable Communications, Inc.	6.875%	6/15/09	1,400	1,436
Comcast Cable Communications, Inc.	6.750%	1/30/11	10,890	11,300
Comcast Cable Communications, Inc.	8.875%	5/1/17	2,825	3,346
Comcast Corp.	5.850%	1/15/10	1,925	1,941
Comcast Corp.	5.500%	3/15/11	1,925	1,921
Comcast Corp.	5.300%	1/15/14	7,825	7,535
Comcast Corp.	6.500%	1/15/15	5,640	5,786
Comcast Corp.	5.850%	11/15/15	1,000	983
Comcast Corp.	5.900%	3/15/16	15,725	15,426
Comcast Corp.	5.875%	2/15/18	18,000	17,420

Comcast Corp.	7.050%	3/15/33	1,690	1,751
Comcast Corp.	6.500%	11/15/35	7,475	7,266
Comcast Corp.	6.450%	3/15/37	4,450	4,312
Cox Communications, Inc.	4.625%	1/15/10	1,300	1,270
Cox Communications, Inc.	6.750%	3/15/11	20,400	21,105
Cox Communications, Inc.	7.125%	10/1/12	5,550	5,866
Cox Communications, Inc.	5.450%	12/15/14	11,825	11,422
Cox Communications, Inc.	5.500%	10/1/15	725	696
Deutsche Telekom International Finance	3.875%	7/22/08	3,950	3,889
Deutsche Telekom International Finance	8.000%	6/15/10	24,210	25,800
Deutsche Telekom International Finance	5.250%	7/22/13	1,025	995
Deutsche Telekom International Finance	5.750%	3/23/16	900	880
Deutsche Telekom International Finance	8.250%	6/15/30	21,255	25,538
Embarq Corp.	6.738%	6/1/13	650	663
Embarq Corp.	7.082%	6/1/16	8,625	8,690
Embarq Corp.	7.995%	6/1/36	2,875	2,918
France Telecom	7.750%	3/1/11	10,900	11,675
France Telecom	8.500%	3/1/31	24,575	30,956
Gannett Co., Inc.	6.375%	4/1/12	5,025	5,114
Grupo Televisa SA	6.625%	3/18/25	4,125	4,228
Grupo Televisa SA	8.500%	3/11/32	750	912
GTE Corp.	8.750%	11/1/21	3,760	4,468
GTE Corp.	6.940%	4/15/28	4,620	4,758
IAC/InteractiveCorp	7.000%	1/15/13	3,850	3,887
Koninklijke KPN NV	8.000%	10/1/10	715	765
Koninklijke KPN NV	8.375%	10/1/30	5,615	6,317
New Cingular Wireless Services	7.875%	3/1/11	23,830	25,589
New Cingular Wireless Services	8.125%	5/1/12	17,305	19,058
New Cingular Wireless Services	8.750%	3/1/31	5,030	6,270
New England Telephone & Telegraph Co.	7.875%	11/15/29	775	839
News America Holdings, Inc.	9.250%	2/1/13	2,841	3,282
News America Holdings, Inc.	8.000%	10/17/16	4,425	4,972
News America Holdings, Inc.	7.700%	10/30/25	900	988
News America Holdings, Inc.	8.150%	10/17/36	2,625	3,020
News America Holdings, Inc.	7.750%	12/1/45	1,775	1,938
News America Inc.	5.300%	12/15/14	5,925	5,715
News America Inc.	7.250%	5/18/18	150	162
News America Inc.	6.550%	3/15/33	275	269
News America Inc.	6.200%	12/15/34	7,825	7,289
News America Inc.	6.400%	12/15/35	12,585	12,044
Nextel Communications	6.875%	10/31/13	7,100	7,035
Nextel Communications	5.950%	3/15/14	5,730	5,459
Nextel Communications	7.375%	8/1/15	7,845	7,863
Omnicom Group Inc.	5.900%	4/15/16	925	917
Pacific Bell	7.125%	3/15/26	1,700	1,793
R.R. Donnelley & Sons Co.	3.750%	4/1/09	2,200	2,128
R.R. Donnelley & Sons Co.	4.950%	5/15/10	3,400	3,321
R.R. Donnelley & Sons Co.	5.625%	1/15/12	1,850	1,827
R.R. Donnelley & Sons Co.	4.950%	4/1/14	1,275	1,159
R.R. Donnelley & Sons Co.	5.500%	5/15/15	1,585	1,472
R.R. Donnelley & Sons Co.	6.125%	1/15/17	225	219
Reed Elsevier Capital	4.625%	6/15/12	1,375	1,310
Rogers Cable Inc.	5.500%	3/15/14	750	720
Rogers Wireless Inc.	6.375%	3/1/14	6,975	7,010
Sprint Capital Corp.	6.125%	11/15/08	14,925	15,016

	Sprint Capital Corp.	6.375%	5/1/09	12,275	12,426
	Sprint Capital Corp.	7.625%	1/30/11	7,725	8,148
	Sprint Capital Corp.	8.375%	3/15/12	1,365	1,487
	Sprint Capital Corp.	6.900%	5/1/19	775	767
	Sprint Capital Corp.	6.875%	11/15/28	7,800	7,426
	Sprint Capital Corp.	8.750%	3/15/32	13,725	15,435
	Sprint Nextel Corp.	6.000%	12/1/16	4,475	4,254
	TCI Communications, Inc.	8.750%	8/1/15	16,995	19,767
	TCI Communications, Inc.	7.875%	2/15/26	425	474
	Telecom Italia Capital	4.000%	11/15/08	5,140	5,040
	Telecom Italia Capital	4.000%	1/15/10	4,300	4,137
	Telecom Italia Capital	4.875%	10/1/10	3,400	3,319
	Telecom Italia Capital	6.200%	7/18/11	9,600	9,709
	Telecom Italia Capital	5.250%	11/15/13	3,585	3,450
	Telecom Italia Capital	4.950%	9/30/14	4,000	3,708
	Telecom Italia Capital	5.250%	10/1/15	7,725	7,193
	Telecom Italia Capital	6.375%	11/15/33	4,495	4,225
	Telecom Italia Capital	7.200%	7/18/36	3,285	3,374
	Tele-Communications, Inc.	7.875%	8/1/13	14,425	15,837
	Telefonica Emisiones SAU	5.984%	6/20/11	9,825	9,936
	Telefonica Emisiones SAU	5.855%	2/4/13	1,900	1,898
	Telefonica Emisiones SAU	6.421%	6/20/16	8,550	8,681
	Telefonica Emisiones SAU	6.221%	7/3/17	1,275	1,273
	Telefonica Emisiones SAU	7.045%	6/20/36	11,675	12,123
	Telefonica Europe BV	7.750%	9/15/10	12,775	13,567
	Telefonica Europe BV	8.250%	9/15/30	5,775	6,728
	Telefonos de Mexico SA	4.750%	1/27/10	2,850	2,782
	Telefonos de Mexico SA	5.500%	1/27/15	19,425	18,794
	Telus Corp.	8.000%	6/1/11	9,250	9,886
	Thomson Corp.	6.200%	1/5/12	5,725	5,818
	Thomson Corp.	5.500%	8/15/35	1,150	1,006
	Time Warner Entertainment	7.250%	9/1/08	925	941
	Time Warner Entertainment	10.150%	5/1/12	1,075	1,264
	Time Warner Entertainment	8.375%	3/15/23	2,815	3,256
	Time Warner Entertainment	8.375%	7/15/33	8,735	10,186
5	Time Warner, Inc.	5.400%	7/2/12	5,200	5,124
5	Time Warner, Inc.	5.850%	5/1/17	23,370	22,696
5	Time Warner, Inc.	6.550%	5/1/37	3,700	3,567
	US Cellular	6.700%	12/15/33	3,800	3,460
	Verizon Communications Corp.	5.350%	2/15/11	7,750	7,712
	Verizon Communications Corp.	5.550%	2/15/16	6,325	6,154
	Verizon Communications Corp.	6.250%	4/1/37	900	873
	Verizon Global Funding Corp.	7.250%	12/1/10	8,050	8,487
	Verizon Global Funding Corp.	6.875%	6/15/12	17,400	18,331
	Verizon Global Funding Corp.	7.375%	9/1/12	7,975	8,582
	Verizon Global Funding Corp.	4.375%	6/1/13	560	521
	Verizon Global Funding Corp.	7.750%	12/1/30	2,890	3,245
	Verizon Global Funding Corp.	5.850%	9/15/35	5,225	4,806
	Verizon Maryland, Inc.	6.125%	3/1/12	500	507
	Verizon Maryland, Inc.	5.125%	6/15/33	450	358
	Verizon New England, Inc.	6.500%	9/15/11	4,670	4,791
	Verizon New Jersey, Inc.	5.875%	1/17/12	7,815	7,856
	Verizon New York, Inc.	6.875%	4/1/12	3,350	3,489
	Verizon New York, Inc.	7.375%	4/1/32	2,625	2,781
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	11,125	11,103

	Verizon Virginia, Inc.	4.625%	3/15/13	6,625	6,209
	Vodafone AirTouch PLC	7.750%	2/15/10	1,955	2,056
	Vodafone AirTouch PLC	7.875%	2/15/30	4,900	5,509
	Vodafone Group PLC	5.350%	2/27/12	2,200	2,176
	Vodafone Group PLC	5.000%	12/16/13	1,900	1,808
	Vodafone Group PLC	5.375%	1/30/15	4,450	4,263
	Vodafone Group PLC	5.000%	9/15/15	4,700	4,380
	Vodafone Group PLC	5.750%	3/15/16	4,350	4,238
	Vodafone Group PLC	5.625%	2/27/17	9,100	8,708
	Vodafone Group PLC	6.250%	11/30/32	9,225	8,763
	Vodafone Group PLC	6.150%	2/27/37	3,750	3,489
	WPP Finance USA Corp.	5.875%	6/15/14	3,875	3,844

	Consumer Cyclical (1.4%)
	Brinker International	5.750%	6/1/14	1,925	1,818
	Centex Corp.	4.550%	11/1/10	700	668
	Centex Corp.	7.875%	2/1/11	290	305
	Centex Corp.	5.450%	8/15/12	1,600	1,530
	Centex Corp.	5.125%	10/1/13	3,690	3,409
	Centex Corp.	6.500%	5/1/16	2,875	2,777
	Costco Wholesale Corp.	5.300%	3/15/12	3,625	3,597
	Costco Wholesale Corp.	5.500%	3/15/17	8,200	7,986
3	CVS Caremark Corp.	6.302%	6/1/37	5,325	5,214
	CVS Corp.	4.000%	9/15/09	1,075	1,043
	CVS Corp.	5.750%	8/15/11	2,275	2,274
	CVS Corp.	4.875%	9/15/14	2,750	2,583
	CVS Corp.	5.750%	6/1/17	1,950	1,881
	CVS Corp.	6.250%	6/1/27	20,475	19,859
	D.R. Horton, Inc.	4.875%	1/15/10	2,775	2,695
	D.R. Horton, Inc.	6.000%	4/15/11	6,575	6,398
	D.R. Horton, Inc.	5.375%	6/15/12	500	470
	D.R. Horton, Inc.	5.250%	2/15/15	5,050	4,509
	D.R. Horton, Inc.	5.625%	1/15/16	250	226
	D.R. Horton, Inc.	6.500%	4/15/16	6,000	5,727
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	75	77
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	1,700	1,668
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	25,225	25,359
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	15,250	15,256
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	20,970	22,215
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	7,100	7,326
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	7,855	9,925
	Federated Department Stores, Inc.	6.300%	4/1/09	4,743	4,790
	Federated Department Stores, Inc.	6.625%	4/1/11	3,225	3,277
	Federated Department Stores, Inc.	6.900%	4/1/29	2,175	2,094
	Federated Retail Holding	5.350%	3/15/12	2,550	2,507
	Federated Retail Holding	5.900%	12/1/16	3,200	3,124
	Federated Retail Holding	6.375%	3/15/37	2,750	2,645
	Home Depot Inc.	3.750%	9/15/09	6,150	5,914
	Home Depot Inc.	4.625%	8/15/10	6,150	5,962
	Home Depot Inc.	5.200%	3/1/11	1,675	1,643
	Home Depot Inc.	5.250%	12/16/13	4,475	4,308
	Home Depot Inc.	5.400%	3/1/16	3,950	3,699
	Home Depot Inc.	5.875%	12/16/36	9,325	8,296
	ITT Corp.	7.375%	11/15/15	11,250	11,081
	J.C. Penney Co., Inc.	8.000%	3/1/10	6,625	7,003

J.C. Penney Co., Inc.	7.950%	4/1/17	4,950	5,505
J.C. Penney Co., Inc.	5.750%	2/15/18	325	314
J.C. Penney Co., Inc.	6.375%	10/15/36	7,850	7,503
J.C. Penney Co., Inc.	7.400%	4/1/37	3,275	3,462
Johnson Controls, Inc.	5.250%	1/15/11	3,475	3,436
Johnson Controls, Inc.	6.000%	1/15/36	325	306
Kohl’s Corp.	6.000%	1/15/33	825	767
Lennar Corp.	5.125%	10/1/10	1,050	1,013
Lennar Corp.	5.950%	10/17/11	10,350	10,171
Lennar Corp.	5.950%	3/1/13	610	588
Lennar Corp.	5.600%	5/31/15	8,950	8,257
Lowe’s Cos., Inc.	8.250%	6/1/10	1,000	1,071
Lowe’s Cos., Inc.	5.000%	10/15/15	3,800	3,603
Lowe’s Cos., Inc.	5.400%	10/15/16	8,850	8,540
Lowe’s Cos., Inc.	6.875%	2/15/28	460	486
Lowe’s Cos., Inc.	6.500%	3/15/29	4,726	4,791
Lowe’s Cos., Inc.	5.500%	10/15/35	200	178
Lowe’s Cos., Inc.	5.800%	10/15/36	5,100	4,715
Macy’s Retail Holdings Inc.	6.790%	7/15/27	2,805	2,707
Macy’s Retail Holdings Inc.	7.000%	2/15/28	1,625	1,592
Marriott International	4.625%	6/15/12	3,925	3,713
Marriott International	6.200%	6/15/16	1,650	1,625
Marriott International	6.375%	6/15/17	2,000	2,007
May Department Stores Co.	5.750%	7/15/14	4,325	4,115
May Department Stores Co.	6.650%	7/15/24	2,600	2,441
May Department Stores Co.	6.700%	7/15/34	4,900	4,490
McDonald’s Corp.	6.000%	4/15/11	3,385	3,436
McDonald’s Corp.	5.300%	3/15/17	1,000	959
Nordstrom, Inc.	6.950%	3/15/28	1,325	1,387
Pulte Homes, Inc.	4.875%	7/15/09	2,375	2,325
Pulte Homes, Inc.	6.250%	2/15/13	950	921
Pulte Homes, Inc.	5.250%	1/15/14	1,650	1,507
Pulte Homes, Inc.	5.200%	2/15/15	1,000	893
Pulte Homes, Inc.	7.875%	6/15/32	2,200	2,336
Pulte Homes, Inc.	6.000%	2/15/35	1,350	1,152
Starwood Hotel Resorts	7.875%	5/1/12	3,875	4,030
Target Corp.	7.500%	8/15/10	1,700	1,797
Target Corp.	6.350%	1/15/11	2,395	2,461
Target Corp.	4.000%	6/15/13	475	436
Target Corp.	5.875%	7/15/16	23,050	22,923
Target Corp.	7.000%	7/15/31	3,035	3,308
Target Corp.	6.350%	11/1/32	7,975	8,084
The Walt Disney Co.	5.700%	7/15/11	17,375	17,517
The Walt Disney Co.	6.375%	3/1/12	1,250	1,294
The Walt Disney Co.	5.625%	9/15/16	5,100	5,046
Time Warner, Inc.	6.750%	4/15/11	4,400	4,551
Time Warner, Inc.	5.500%	11/15/11	6,825	6,752
Time Warner, Inc.	6.875%	5/1/12	13,325	13,919
Time Warner, Inc.	9.125%	1/15/13	825	946
Time Warner, Inc.	5.875%	11/15/16	8,375	8,146
Time Warner, Inc.	9.150%	2/1/23	11,825	14,312
Time Warner, Inc.	7.570%	2/1/24	1,500	1,603
Time Warner, Inc.	6.625%	5/15/29	10,900	10,621
Time Warner, Inc.	7.625%	4/15/31	14,175	15,207
Time Warner, Inc.	7.700%	5/1/32	4,745	5,138

	Time Warner, Inc.	6.500%	11/15/36	6,600	6,276
	Toll Brothers, Inc.	5.150%	5/15/15	3,900	3,532
	Toyota Motor Credit Corp.	2.875%	8/1/08	3,560	3,470
	Toyota Motor Credit Corp.	4.250%	3/15/10	19,675	19,204
	Toyota Motor Credit Corp.	4.350%	12/15/10	2,675	2,595
	Toyota Motor Credit Corp.	5.450%	5/18/11	3,675	3,691
	Viacom Inc.	5.750%	4/30/11	2,175	2,172
	Viacom Inc.	6.250%	4/30/16	7,275	7,161
	Viacom Inc.	6.875%	4/30/36	6,750	6,515
	Wal-Mart Stores, Inc.	3.375%	10/1/08	13,725	13,382
	Wal-Mart Stores, Inc.	6.875%	8/10/09	13,395	13,791
	Wal-Mart Stores, Inc.	4.000%	1/15/10	10,950	10,605
	Wal-Mart Stores, Inc.	4.125%	7/1/10	12,100	11,667
	Wal-Mart Stores, Inc.	4.125%	2/15/11	4,500	4,307
	Wal-Mart Stores, Inc.	5.000%	4/5/12	5,425	5,317
	Wal-Mart Stores, Inc.	4.550%	5/1/13	1,700	1,615
	Wal-Mart Stores, Inc.	7.250%	6/1/13	800	862
	Wal-Mart Stores, Inc.	4.500%	7/1/15	1,050	970
	Wal-Mart Stores, Inc.	5.375%	4/5/17	4,675	4,547
	Wal-Mart Stores, Inc.	5.875%	4/5/27	10,250	9,916
	Wal-Mart Stores, Inc.	7.550%	2/15/30	16,945	19,702
	Western Union Co.	5.400%	11/17/11	4,925	4,846
	Western Union Co.	5.930%	10/1/16	5,750	5,612
	Western Union Co.	6.200%	11/17/36	3,375	3,229
	Yum! Brands, Inc.	8.875%	4/15/11	7,850	8,629
	Yum! Brands, Inc.	7.700%	7/1/12	2,175	2,337
	Yum! Brands, Inc.	6.250%	4/15/16	9,525	9,489

	Consumer Noncyclical (1.6%)
	Abbott Laboratories	3.500%	2/17/09	3,275	3,180
	Abbott Laboratories	5.375%	5/15/09	4,450	4,460
	Abbott Laboratories	3.750%	3/15/11	2,975	2,801
	Abbott Laboratories	5.600%	5/15/11	10,000	10,017
	Abbott Laboratories	4.350%	3/15/14	925	855
	Abbott Laboratories	5.875%	5/15/16	11,125	11,109
	Allergan Inc.	5.750%	4/1/16	1,375	1,362
	Altria Group, Inc.	5.625%	11/4/08	5,375	5,379
	Altria Group, Inc.	7.000%	11/4/13	425	451
	AmerisourceBergen Corp.	5.625%	9/15/12	1,025	1,004
	AmerisourceBergen Corp.	5.875%	9/15/15	7,300	6,984
	Amgen Inc.	4.000%	11/18/09	6,800	6,589
	Amgen Inc.	4.850%	11/18/14	5,975	5,579
5	Amgen Inc.	5.850%	6/1/17	6,700	6,608
5	Amgen Inc.	6.375%	6/1/37	4,500	4,408
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	1,500	1,524
	Anheuser-Busch Cos., Inc.	4.375%	1/15/13	3,675	3,433
	Anheuser-Busch Cos., Inc.	5.600%	3/1/17	2,250	2,197
	Anheuser-Busch Cos., Inc.	7.125%	7/1/17	3,350	3,451
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	2,600	2,682
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	5,475	5,008
	Archer-Daniels-Midland Co.	7.500%	3/15/27	1,450	1,650
	Archer-Daniels-Midland Co.	7.000%	2/1/31	2,450	2,659
	Archer-Daniels-Midland Co.	5.935%	10/1/32	4,725	4,484
	Archer-Daniels-Midland Co.	5.375%	9/15/35	7,775	6,830
	AstraZeneca PLC	5.400%	6/1/14	3,750	3,677
	Baxter Finco, BV	4.750%	10/15/10	6,875	6,702

	Baxter International, Inc.	5.900%	9/1/16	2,575	2,576
	Boston Scientific	6.000%	6/15/11	4,675	4,654
	Boston Scientific	5.450%	6/15/14	1,675	1,572
	Boston Scientific	6.400%	6/15/16	1,300	1,261
	Boston Scientific	6.250%	11/15/35	5,050	4,782
	Bottling Group LLC	4.625%	11/15/12	15,510	14,847
	Bottling Group LLC	5.000%	11/15/13	2,525	2,422
	Bottling Group LLC	5.500%	4/1/16	5,900	5,750
	Bristol-Myers Squibb Co.	4.000%	8/15/08	5,125	5,049
	Bristol-Myers Squibb Co.	7.150%	6/15/23	750	828
	Bristol-Myers Squibb Co.	5.875%	11/15/36	18,400	17,308
	Bristol-Myers Squibb Co.	6.875%	8/1/97	1,125	1,157
	Bunge Ltd. Finance Corp.	4.375%	12/15/08	1,325	1,302
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,950	1,794
	C.R. Bard, Inc.	6.700%	12/1/26	6,300	6,472
	Campbell Soup Co.	6.750%	2/15/11	6,600	6,859
5	Cardinal Health, Inc.	5.650%	6/15/12	13,900	13,889
	Cardinal Health, Inc.	4.000%	6/15/15	650	565
5	Cardinal Health, Inc.	5.800%	10/15/16	2,150	2,107
5	Cardinal Health, Inc.	6.000%	6/15/17	1,725	1,712
	Cardinal Health, Inc.	5.850%	12/15/17	1,050	1,019
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	4,055	4,754
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	3,675	4,176
	Clorox Co.	4.200%	1/15/10	10,600	10,267
	Clorox Co.	5.000%	1/15/15	3,075	2,904
	Coca-Cola Enterprises Inc.	5.750%	11/1/08	1,925	1,932
	Coca-Cola Enterprises Inc.	4.375%	9/15/09	5,100	4,991
	Coca-Cola Enterprises Inc.	4.250%	9/15/10	340	329
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	4,400	4,497
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,675	4,492
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	1,550	1,828
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,450	1,579
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	2,395	2,584
	Coca-Cola HBC Finance	5.125%	9/17/13	670	649
	ConAgra Foods, Inc.	7.875%	9/15/10	5,950	6,342
	ConAgra Foods, Inc.	6.750%	9/15/11	895	927
	ConAgra Foods, Inc.	5.819%	6/15/17	1,176	1,140
	ConAgra Foods, Inc.	9.750%	3/1/21	129	161
	ConAgra Foods, Inc.	7.125%	10/1/26	1,000	1,055
	ConAgra Foods, Inc.	7.000%	10/1/28	875	911
	ConAgra Foods, Inc.	8.250%	9/15/30	1,420	1,681
	Coors Brewing Co.	6.375%	5/15/12	900	919
	Diageo Capital PLC	7.250%	11/1/09	450	468
	Diageo Capital PLC	4.375%	5/3/10	1,500	1,458
	Diageo Capital PLC	5.500%	9/30/16	1,700	1,644
	Diageo Capital PLC	5.875%	9/30/36	475	444
	Diageo Finance BV	5.300%	10/28/15	7,975	7,646
	Eli Lilly & Co.	6.000%	3/15/12	4,450	4,565
	Eli Lilly & Co.	5.200%	3/15/17	11,900	11,388
	Eli Lilly & Co.	5.500%	3/15/27	6,725	6,301
	Eli Lilly & Co.	5.550%	3/15/37	200	184
	Estee Lauder Ace Trust I	6.000%	5/15/37	925	886
	Fortune Brands Inc.	5.125%	1/15/11	3,225	3,145
	Fortune Brands Inc.	5.375%	1/15/16	4,925	4,571
	Fortune Brands Inc.	5.875%	1/15/36	3,625	3,136

Genentech Inc.	4.400%	7/15/10	1,350	1,312
Genentech Inc.	4.750%	7/15/15	1,225	1,147
Genentech Inc.	5.250%	7/15/35	3,550	3,142
General Mills, Inc.	6.000%	2/15/12	9,607	9,731
General Mills, Inc.	5.700%	2/15/17	6,125	5,968
Gillette Co.	3.800%	9/15/09	1,400	1,356
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	3,750	3,475
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	4,450	4,103
Grand Metropolitan Investment Corp.	9.000%	8/15/11	500	560
Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,075	1,225
H.J. Heinz Co.	6.625%	7/15/11	7,200	7,408
H.J. Heinz Co.	6.375%	7/15/28	475	451
H.J. Heinz Co.	6.750%	3/15/32	4,100	3,993
Hershey Foods Corp.	5.300%	9/1/11	2,500	2,478
Hershey Foods Corp.	5.450%	9/1/16	1,550	1,509
Hospira, Inc.	4.950%	6/15/09	1,075	1,063
Hospira, Inc.	5.900%	6/15/14	1,925	1,877
Hospira, Inc.	6.050%	3/30/17	250	246
Imperial Tobacco	7.125%	4/1/09	1,000	1,026
Johnson & Johnson	3.800%	5/15/13	3,940	3,632
Johnson & Johnson	6.950%	9/1/29	1,625	1,872
Johnson & Johnson	4.950%	5/15/33	1,850	1,656
Kellogg Co.	6.600%	4/1/11	11,925	12,321
Kellogg Co.	7.450%	4/1/31	7,065	8,009
Kimberly-Clark Corp.	5.625%	2/15/12	5,650	5,676
Kimberly-Clark Corp.	4.875%	8/15/15	6,250	5,843
Kimberly-Clark Corp.	6.250%	7/15/18	175	179
Kraft Foods, Inc.	4.125%	11/12/09	6,400	6,203
Kraft Foods, Inc.	5.625%	11/1/11	15,425	15,293
Kraft Foods, Inc.	6.250%	6/1/12	5,540	5,619
Kraft Foods, Inc.	5.250%	10/1/13	25	24
Kraft Foods, Inc.	6.500%	11/1/31	9,575	9,300
Kroger Co.	7.250%	6/1/09	4,225	4,347
Kroger Co.	6.800%	4/1/11	2,600	2,688
Kroger Co.	6.750%	4/15/12	7,100	7,314
Kroger Co.	6.200%	6/15/12	3,500	3,528
Kroger Co.	5.500%	2/1/13	1,725	1,674
Kroger Co.	4.950%	1/15/15	3,675	3,386
Kroger Co.	6.800%	12/15/18	4,025	4,074
Kroger Co.	7.700%	6/1/29	9,200	9,628
Kroger Co.	8.000%	9/15/29	1,250	1,339
Kroger Co.	7.500%	4/1/31	3,020	3,164
Laboratory Corp. of America	5.500%	2/1/13	340	327
Laboratory Corp. of America	5.625%	12/15/15	2,975	2,863
McKesson Corp.	7.750%	2/1/12	750	807
Mckesson Corp.	5.250%	3/1/13	10,500	10,239
Medtronic Inc.	4.375%	9/15/10	2,775	2,685
Medtronic Inc.	4.750%	9/15/15	5,375	4,982
Merck & Co.	4.375%	2/15/13	2,450	2,299
Merck & Co.	4.750%	3/1/15	7,375	6,895
Merck & Co.	6.400%	3/1/28	4,605	4,732
Merck & Co.	5.950%	12/1/28	2,675	2,627
Merck & Co.	5.750%	11/15/36	500	470
Molson Coors Capital Finance	4.850%	9/22/10	1,975	1,924
Newell Rubbermaid, Inc.	4.000%	5/1/10	3,225	3,089

	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,200	2,416
	PepsiAmericas Inc.	4.875%	1/15/15	375	351
	PepsiAmericas Inc.	5.000%	5/15/17	4,600	4,279
	Pepsico, Inc.	5.150%	5/15/12	5,500	5,435
	Pfizer, Inc.	4.500%	2/15/14	9,350	8,800
	Pharmacia Corp.	6.600%	12/1/28	1,500	1,602
	Philip Morris Cos., Inc.	7.650%	7/1/08	3,325	3,388
	Philip Morris Cos., Inc.	7.750%	1/15/27	3,645	4,256
	Procter & Gamble Co.	6.875%	9/15/09	8,100	8,358
	Procter & Gamble Co.	4.950%	8/15/14	1,500	1,443
	Procter & Gamble Co.	4.850%	12/15/15	100	95
	Procter & Gamble Co.	6.450%	1/15/26	3,675	3,875
	Procter & Gamble Co.	5.800%	8/15/34	3,375	3,284
	Procter & Gamble Co.	5.550%	3/5/37	13,500	12,659
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	14,309	17,422
	Quest Diagnostic, Inc.	5.450%	11/1/15	8,175	7,687
	Quest Diagnostic, Inc.	6.400%	7/1/17	675	678
	Quest Diagnostic, Inc.	6.950%	7/1/37	3,150	3,181
	Safeway, Inc.	4.950%	8/16/10	3,775	3,692
	Safeway, Inc.	6.500%	3/1/11	4,200	4,298
	Safeway, Inc.	5.800%	8/15/12	1,200	1,198
	Safeway, Inc.	7.250%	2/1/31	5,600	5,786
	Schering-Plough Corp.	5.550%	12/1/13	8,450	8,443
	Schering-Plough Corp.	6.750%	12/1/33	9,075	9,792
	Sysco Corp.	5.375%	9/21/35	4,725	4,219
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	11,475	10,743
	Unilever Capital Corp.	7.125%	11/1/10	10,950	11,489
	Unilever Capital Corp.	5.900%	11/15/32	3,725	3,541
	UST, Inc.	6.625%	7/15/12	200	207
	Wm. Wrigley Jr. Co.	4.300%	7/15/10	5,725	5,550
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	5,550	5,150
	Wyeth	6.950%	3/15/11	2,450	2,565
	Wyeth	5.500%	3/15/13	10,300	10,244
	Wyeth	5.500%	2/1/14	7,425	7,308
	Wyeth	5.500%	2/15/16	400	390
	Wyeth	5.450%	4/1/17	3,175	3,067
	Wyeth	6.450%	2/1/24	1,850	1,903
	Wyeth	6.500%	2/1/34	1,975	2,036
	Wyeth	6.000%	2/15/36	6,125	5,889
	Wyeth	5.950%	4/1/37	21,000	20,012

	Energy (0.9%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	975	1,069
	Amerada Hess Corp.	6.650%	8/15/11	7,450	7,709
	Amerada Hess Corp.	7.875%	10/1/29	6,775	7,678
	Amerada Hess Corp.	7.125%	3/15/33	6,475	6,816
	Anadarko Finance Co.	6.750%	5/1/11	3,550	3,668
	Anadarko Petroleum Corp.	5.950%	9/15/16	10,325	10,085
	Anadarko Petroleum Corp.	6.450%	9/15/36	15,825	15,180
	Apache Corp.	6.250%	4/15/12	2,325	2,385
	Apache Corp.	5.250%	4/15/13	675	662
	Apache Corp.	5.625%	1/15/17	1,050	1,024
	Apache Corp.	6.000%	1/15/37	6,500	6,205
	Apache Finance Canada	7.750%	12/15/29	1,350	1,574
	Atlantic Richfield Co.	5.900%	4/15/09	3,484	3,515

Baker Hughes, Inc.	6.250%	1/15/09	500	505
Baker Hughes, Inc.	6.875%	1/15/29	825	886
Burlington Resources, Inc.	6.680%	2/15/11	4,300	4,465
Burlington Resources, Inc.	6.500%	12/1/11	2,975	3,094
Burlington Resources, Inc.	7.200%	8/15/31	850	960
Burlington Resources, Inc.	7.400%	12/1/31	5,525	6,344
Canadian Natural Resources	5.450%	10/1/12	1,275	1,250
Canadian Natural Resources	4.900%	12/1/14	5,575	5,211
Canadian Natural Resources	6.000%	8/15/16	5,375	5,339
Canadian Natural Resources	5.700%	5/15/17	5,625	5,432
Canadian Natural Resources	7.200%	1/15/32	5,375	5,669
Canadian Natural Resources	6.450%	6/30/33	5,065	4,989
Canadian Natural Resources	6.500%	2/15/37	9,175	9,113
Canadian Natural Resources	6.250%	3/15/38	6,625	6,262
Conoco Funding Co.	6.350%	10/15/11	15,010	15,485
Conoco Funding Co.	7.250%	10/15/31	350	394
ConocoPhillips	5.900%	10/15/32	1,950	1,900
ConocoPhillips Canada	5.300%	4/15/12	5,025	4,972
ConocoPhillips Canada	5.625%	10/15/16	19,975	19,676
ConocoPhillips Canada	5.950%	10/15/36	3,475	3,380
Devon Financing Corp.	6.875%	9/30/11	10,735	11,215
Devon Financing Corp.	7.875%	9/30/31	3,725	4,304
Diamond Offshore Drilling	4.875%	7/1/15	775	719
Encana Corp.	4.600%	8/15/09	1,225	1,202
Encana Corp.	6.500%	8/15/34	9,025	9,138
Encana Holdings Finance Corp.	5.800%	5/1/14	2,100	2,090
Halliburton Co.	5.500%	10/15/10	4,100	4,095
Husky Energy Inc.	6.250%	6/15/12	2,000	2,041
Husky Energy Inc.	6.150%	6/15/19	1,000	992
Kerr McGee Corp.	6.875%	9/15/11	6,850	7,138
Kerr McGee Corp.	6.950%	7/1/24	11,250	11,706
Kerr McGee Corp.	7.875%	9/15/31	1,700	1,969
Lasmo Inc.	7.300%	11/15/27	400	454
Marathon Oil Corp.	6.125%	3/15/12	9,470	9,648
Marathon Oil Corp.	6.000%	7/1/12	700	711
Marathon Oil Corp.	6.800%	3/15/32	2,925	3,118
Nexen, Inc.	5.050%	11/20/13	3,700	3,517
Nexen, Inc.	5.650%	5/15/17	2,325	2,237
Nexen, Inc.	7.875%	3/15/32	1,100	1,246
Nexen, Inc.	5.875%	3/10/35	400	361
Nexen, Inc.	6.400%	5/15/37	12,975	12,487
Noble Energy Inc.	8.000%	4/1/27	175	200
Norsk Hydro	6.360%	1/15/09	2,725	2,760
Norsk Hydro	7.250%	9/23/27	6,325	7,162
Norsk Hydro	7.150%	1/15/29	3,475	3,886
Occidental Petroleum	6.750%	1/15/12	6,725	7,066
PanCanadian Energy Corp.	7.200%	11/1/31	7,050	7,620
Petro-Canada	4.000%	7/15/13	1,675	1,520
Petro-Canada	7.875%	6/15/26	1,675	1,898
Petro-Canada	7.000%	11/15/28	1,375	1,424
Petro-Canada	5.350%	7/15/33	5,975	5,137
Petro-Canada	5.950%	5/15/35	8,475	7,795
Petro-Canada Financial Partnership	5.000%	11/15/14	1,600	1,507
Phillips Petroleum Co.	8.750%	5/25/10	1,250	1,358
Questar Market Resources	6.050%	9/1/16	3,575	3,581

	Shell International Finance	5.625%	6/27/11	1,550	1,561
	Shell International Finance	4.950%	3/22/12	3,450	3,380
	Shell International Finance	5.200%	3/22/17	3,525	3,383
	Suncor Energy, Inc.	7.150%	2/1/32	1,700	1,884
	Suncor Energy, Inc.	5.950%	12/1/34	150	142
	Suncor Energy, Inc.	6.500%	6/15/38	6,550	6,628
	Sunoco, Inc.	4.875%	10/15/14	1,700	1,560
	Sunoco, Inc.	5.750%	1/15/17	2,300	2,198
	Talisman Energy, Inc.	5.125%	5/15/15	1,400	1,319
	Talisman Energy, Inc.	7.250%	10/15/27	1,050	1,086
	Talisman Energy, Inc.	5.850%	2/1/37	6,100	5,400
	Tosco Corp.	8.125%	2/15/30	18,775	23,028
	Transocean Sedco Forex, Inc.	7.500%	4/15/31	2,650	2,930
	Valero Energy Corp.	6.875%	4/15/12	17,675	18,478
	Valero Energy Corp.	4.750%	6/15/13	340	320
	Valero Energy Corp.	6.125%	6/15/17	2,000	1,990
	Valero Energy Corp.	7.500%	4/15/32	5,265	5,756
	Valero Energy Corp.	6.625%	6/15/37	4,450	4,423
5	Weatherford International Inc.	5.950%	6/15/12	750	755
5	Weatherford International Inc.	6.350%	6/15/17	5,350	5,411
	Weatherford International Inc.	6.500%	8/1/36	11,125	10,770
5	Weatherford International Inc.	6.800%	6/15/37	1,875	1,901
	XTO Energy, Inc.	6.250%	4/15/13	4,800	4,902
	XTO Energy, Inc.	4.900%	2/1/14	525	496
	XTO Energy, Inc.	5.000%	1/31/15	1,725	1,615
	XTO Energy, Inc.	5.300%	6/30/15	1,475	1,405
	XTO Energy, Inc.	6.100%	4/1/36	725	679

	Technology (0.4%)
	Cisco Systems Inc.	5.250%	2/22/11	19,325	19,200
	Cisco Systems Inc.	5.500%	2/22/16	18,250	17,803
	Computer Sciences Corp.	5.000%	2/15/13	1,900	1,793
	Corning Inc.	7.250%	8/15/36	400	414
	Electronic Data Systems	7.125%	10/15/09	575	591
	Electronic Data Systems	6.500%	8/1/13	4,650	4,598
	Equifax Inc.	6.300%	7/1/17	1,300	1,301
	Equifax Inc.	7.000%	7/1/37	1,900	1,916
	First Data Corp.	3.375%	8/1/08	4,000	3,925
	First Data Corp.	4.950%	6/15/15	2,500	2,407
	Harris Corp.	5.000%	10/1/15	4,400	4,059
	Hewlett-Packard Co.	5.250%	3/1/12	1,100	1,088
	Hewlett-Packard Co.	6.500%	7/1/12	560	583
	Hewlett-Packard Co.	5.400%	3/1/17	2,025	1,958
	International Business Machines Corp.	5.375%	2/1/09	3,975	3,982
	International Business Machines Corp.	4.950%	3/22/11	5,800	5,715
	International Business Machines Corp.	4.750%	11/29/12	335	323
	International Business Machines Corp.	7.500%	6/15/13	3,575	3,885
	International Business Machines Corp.	7.000%	10/30/25	720	796
	International Business Machines Corp.	6.220%	8/1/27	6,250	6,415
	International Business Machines Corp.	6.500%	1/15/28	700	742
	International Business Machines Corp.	7.125%	12/1/96	6,735	7,482
	Intuit Inc.	5.400%	3/15/12	10,325	10,156
	Intuit Inc.	5.750%	3/15/17	13,025	12,505
	Motorola, Inc.	7.625%	11/15/10	619	655
	Motorola, Inc.	8.000%	11/1/11	725	784

	Motorola, Inc.	7.500%	5/15/25	1,000	1,051
	Motorola, Inc.	6.500%	9/1/25	1,550	1,488
	Motorola, Inc.	6.500%	11/15/28	500	478
	National Semiconductor	6.150%	6/15/12	750	758
	National Semiconductor	6.600%	6/15/17	7,400	7,521
	Oracle Corp.	5.000%	1/15/11	10,400	10,219
	Oracle Corp.	5.250%	1/15/16	14,525	13,913
	Pitney Bowes Credit Corp.	5.750%	8/15/08	4,875	4,892
	Pitney Bowes, Inc.	4.875%	8/15/14	1,050	987
	Pitney Bowes, Inc.	4.750%	1/15/16	4,500	4,133
	Pitney Bowes, Inc.	5.250%	1/15/37	550	517
	Science Applications International Corp.	6.250%	7/1/12	1,275	1,296
	Science Applications International Corp.	5.500%	7/1/33	1,775	1,516
	Xerox Corp.	9.750%	1/15/09	2,725	2,889
	Xerox Corp.	7.125%	6/15/10	4,000	4,144
	Xerox Corp.	6.875%	8/15/11	2,425	2,511
	Xerox Corp.	5.500%	5/15/12	2,550	2,510
	Xerox Corp.	7.625%	6/15/13	2,400	2,502
	Xerox Corp.	6.400%	3/15/16	5,125	5,140
	Xerox Corp.	6.750%	2/1/17	3,700	3,790

	Transportation (0.4%)
3	American Airlines, Inc.	6.855%	4/15/09	2,393	2,411
	American Airlines, Inc.	7.024%	10/15/09	8,250	8,405
	American Airlines, Inc.	7.858%	10/1/11	1,675	1,776
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	500	524
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	3,720	3,869
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	2,925	2,819
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	6,400	6,789
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	7,275	7,036
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	5,400	5,247
	Canadian National Railway Co.	6.375%	10/15/11	1,075	1,106
	Canadian National Railway Co.	4.400%	3/15/13	1,175	1,105
	Canadian National Railway Co.	5.800%	6/1/16	950	950
	Canadian National Railway Co.	6.800%	7/15/18	10,750	11,432
	Canadian National Railway Co.	6.900%	7/15/28	700	750
	Canadian National Railway Co.	6.250%	8/1/34	1,525	1,517
	Canadian National Railway Co.	6.200%	6/1/36	3,025	2,996
	Canadian Pacific Rail	6.250%	10/15/11	10,950	11,195
	Canadian Pacific Rail	7.125%	10/15/31	550	611
	Canadian Pacific Rail	5.950%	5/15/37	1,200	1,137
	CNF, Inc.	6.700%	5/1/34	3,600	3,354
	Continental Airlines, Inc.	6.563%	2/15/12	2,450	2,537
3	Continental Airlines, Inc.	6.648%	9/15/17	10,189	10,368
3	Continental Airlines, Inc.	6.900%	1/2/18	3,795	3,895
3	Continental Airlines, Inc.	6.545%	2/2/19	543	549
3	Continental Airlines, Inc.	5.983%	4/19/22	750	728
	CSX Corp.	6.750%	3/15/11	2,450	2,530
	CSX Corp.	6.300%	3/15/12	1,775	1,809
	CSX Corp.	5.600%	5/1/17	1,875	1,811
	CSX Corp.	7.950%	5/1/27	325	373
	CSX Corp.	6.000%	10/1/36	6,850	6,377
	CSX Corp.	6.150%	5/1/37	2,500	2,404
	FedEx Corp.	3.500%	4/1/09	1,900	1,838
	FedEx Corp.	5.500%	8/15/09	4,075	4,076

	Mass Transit Railway Corp.	7.500%	11/8/10	425	452
	Norfolk Southern Corp.	6.200%	4/15/09	3,200	3,231
	Norfolk Southern Corp.	6.750%	2/15/11	6,000	6,222
	Norfolk Southern Corp.	5.257%	9/17/14	45	43
	Norfolk Southern Corp.	7.700%	5/15/17	6,375	7,020
	Norfolk Southern Corp.	9.750%	6/15/20	1,696	2,178
	Norfolk Southern Corp.	5.590%	5/17/25	634	577
	Norfolk Southern Corp.	7.800%	5/15/27	2,495	2,844
	Norfolk Southern Corp.	5.640%	5/17/29	1,405	1,274
	Norfolk Southern Corp.	7.250%	2/15/31	691	746
	Norfolk Southern Corp.	7.050%	5/1/37	13,325	14,062
	Norfolk Southern Corp.	7.900%	5/15/97	2,075	2,317
	Ryder System Inc.	5.950%	5/2/11	3,375	3,383
	Ryder System Inc.	5.850%	3/1/14	2,000	1,966
	Ryder System Inc.	5.850%	11/1/16	1,950	1,869
	Southwest Airlines Co.	6.500%	3/1/12	8,575	8,821
	Southwest Airlines Co.	5.250%	10/1/14	275	259
	Southwest Airlines Co.	5.750%	12/15/16	3,950	3,761
	Southwest Airlines Co.	5.125%	3/1/17	850	768
	Union Pacific Corp.	7.250%	11/1/08	3,875	3,959
	Union Pacific Corp.	3.625%	6/1/10	2,040	1,934
	Union Pacific Corp.	6.650%	1/15/11	3,005	3,100
	Union Pacific Corp.	6.125%	1/15/12	200	203
	Union Pacific Corp.	6.500%	4/15/12	1,132	1,164
	Union Pacific Corp.	7.000%	2/1/16	450	478
	Union Pacific Corp.	6.625%	2/1/29	1,450	1,472
3	United Air Lines Inc.	6.636%	7/2/22	2,275	2,292

	Other (0.0%)
	Black & Decker Corp.	7.125%	6/1/11	500	520
	Black & Decker Corp.	5.750%	11/15/16	2,950	2,872
	Cooper Industries, Inc.	5.250%	11/15/12	4,425	4,339
	Dover Corp.	4.875%	10/15/15	2,050	1,923
	Dover Corp.	5.375%	10/15/35	650	583
	Rockwell International Corp.	6.700%	1/15/28	1,275	1,350
					4,027,675
Utilities (1.7%)
	Electric (1.3%)
	AEP Texas Central Co.	6.650%	2/15/33	2,775	2,890
	Alabama Power Co.	5.500%	10/15/17	3,775	3,678
	American Electric Power Co., Inc.	5.375%	3/15/10	925	922
	American Electric Power Co., Inc.	5.250%	6/1/15	875	845
	Arizona Public Service Co.	6.375%	10/15/11	800	817
	Arizona Public Service Co.	5.800%	6/30/14	725	715
	Arizona Public Service Co.	4.650%	5/15/15	925	846
	Arizona Public Service Co.	5.500%	9/1/35	700	609
5	Baltimore Gas & Electric Co.	5.900%	10/1/16	4,250	4,224
5	Baltimore Gas & Electric Co.	6.350%	10/1/36	625	618
	Carolina Power & Light Co.	6.500%	7/15/12	750	778
	Carolina Power & Light Co.	5.125%	9/15/13	405	393
	CenterPoint Energy Houston	5.700%	3/15/13	13,635	13,614
	CenterPoint Energy Houston	5.750%	1/15/14	500	498
	CenterPoint Energy Houston	6.950%	3/15/33	400	430
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	3,425	3,431

	Cleveland Electric Illumination Co.	7.880%	11/1/17	1,375	1,553
	Columbus Southern Power	5.850%	10/1/35	8,300	7,881
	Commonwealth Edison Co.	6.150%	3/15/12	1,300	1,307
	Commonwealth Edison Co.	5.875%	2/1/33	590	546
	Commonwealth Edison Co.	5.900%	3/15/36	500	464
	Connecticut Light & Power Co.	6.350%	6/1/36	7,500	7,628
	Consolidated Edison Co. of New York	5.625%	7/1/12	375	377
	Consolidated Edison Co. of New York	4.875%	2/1/13	340	326
	Consolidated Edison Co. of New York	5.375%	12/15/15	1,600	1,551
	Consolidated Edison Co. of New York	5.500%	9/15/16	6,200	6,036
	Consolidated Edison Co. of New York	5.300%	3/1/35	2,450	2,165
	Consolidated Edison Co. of New York	5.850%	3/15/36	2,325	2,213
	Consolidated Edison Co. of New York	6.200%	6/15/36	3,575	3,584
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	885
	Constellation Energy Group, Inc.	7.000%	4/1/12	1,275	1,339
	Constellation Energy Group, Inc.	4.550%	6/15/15	18,050	16,325
	Constellation Energy Group, Inc.	7.600%	4/1/32	2,390	2,663
	Consumers Energy Co.	4.800%	2/17/09	5,650	5,588
	Consumers Energy Co.	5.000%	2/15/12	750	730
	Consumers Energy Co.	5.375%	4/15/13	3,575	3,509
	Consumers Energy Co.	5.500%	8/15/16	1,925	1,860
	Consumers Energy Co.	5.650%	4/15/20	1,000	957
	Detroit Edison Co.	6.125%	10/1/10	2,730	2,777
	Detroit Edison Co.	5.700%	10/1/37	1,000	934
	Dominion Resources, Inc.	4.750%	12/15/10	2,225	2,173
	Dominion Resources, Inc.	6.250%	6/30/12	4,650	4,806
	Dominion Resources, Inc.	5.150%	7/15/15	18,150	17,195
	Dominion Resources, Inc.	6.300%	3/15/33	1,675	1,666
	Dominion Resources, Inc.	5.250%	8/1/33	3,225	3,089
	Dominion Resources, Inc.	5.950%	6/15/35	9,925	9,308
3	Dominion Resources, Inc.	6.300%	9/30/66	2,750	2,749
	DTE Energy Co.	7.050%	6/1/11	1,150	1,203
	DTE Energy Co.	6.375%	4/15/33	275	273
	Duke Energy Carolinas	6.100%	6/1/37	10,725	10,650
	Duke Energy Corp.	6.250%	1/15/12	9,000	9,238
	Duke Energy Corp.	6.000%	12/1/28	1,900	1,870
	Duke Energy Corp.	6.450%	10/15/32	1,500	1,561
	El Paso Electric Co.	6.000%	5/15/35	2,200	2,067
	Empresa Nacional Electric	8.350%	8/1/13	775	862
	Energy East Corp.	6.750%	6/15/12	6,050	6,299
	Energy East Corp.	6.750%	7/15/36	4,275	4,441
	Exelon Corp.	6.750%	5/1/11	500	516
	Exelon Corp.	4.900%	6/15/15	5,200	4,801
	Exelon Corp.	5.625%	6/15/35	300	270
	FirstEnergy Corp.	6.450%	11/15/11	14,850	15,233
	FirstEnergy Corp.	7.375%	11/15/31	9,825	10,701
	Florida Power & Light Co.	5.950%	10/1/33	50	49
	Florida Power & Light Co.	5.625%	4/1/34	4,450	4,183
	Florida Power & Light Co.	4.950%	6/1/35	4,425	3,756
	Florida Power & Light Co.	5.400%	9/1/35	1,725	1,567
	Florida Power & Light Co.	6.200%	6/1/36	5,300	5,385
	Florida Power & Light Co.	5.650%	2/1/37	2,050	1,929
	Florida Power & Light Co.	5.850%	5/1/37	2,450	2,372
	Florida Power Corp.	4.500%	6/1/10	3,825	3,731
	Florida Power Corp.	4.800%	3/1/13	9,175	8,818

	FPL Group Capital, Inc.	7.375%	6/1/09	2,675	2,771
	FPL Group Capital, Inc.	5.625%	9/1/11	3,975	3,984
3	FPL Group Capital, Inc.	6.350%	10/1/66	2,600	2,524
3	FPL Group Capital, Inc.	6.650%	6/15/67	3,200	3,158
	Georgia Power Co.	5.700%	6/1/17	825	814
	Georgia Power Co.	5.650%	3/1/37	425	396
	Indiana Michigan Power Co.	6.050%	3/15/37	4,775	4,565
	Jersey Central Power & Light	5.625%	5/1/16	3,575	3,475
5	Jersey Central Power & Light	5.650%	6/1/17	1,525	1,482
	Kansas City Power & Light	6.050%	11/15/35	2,075	1,972
	MidAmerican Energy Co.	5.650%	7/15/12	1,800	1,801
	MidAmerican Energy Co.	5.125%	1/15/13	6,025	5,868
	MidAmerican Energy Co.	5.950%	7/15/17	2,375	2,378
	MidAmerican Energy Co.	6.750%	12/30/31	4,750	5,120
	MidAmerican Energy Co.	5.750%	11/1/35	1,700	1,602
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	4,020	4,055
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,425	1,361
	MidAmerican Energy Holdings Co.	8.480%	9/15/28	700	871
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	27,475	26,691
5	MidAmerican Energy Holdings Co.	5.950%	5/15/37	3,725	3,545
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	18,810	20,080
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,125	2,010
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	100	97
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	4,000	4,944
	Niagara Mohawk Power Corp.	7.750%	10/1/08	2,700	2,767
	NiSource Finance Corp.	7.875%	11/15/10	6,660	7,105
	NiSource Finance Corp.	5.400%	7/15/14	1,350	1,296
	NiSource Finance Corp.	5.250%	9/15/17	1,525	1,404
	NiSource Finance Corp.	5.450%	9/15/20	1,675	1,523
	Northern States Power Co.	5.250%	7/15/35	425	376
	Northern States Power Co.	6.250%	6/1/36	3,075	3,145
	Northern States Power Co.	6.200%	7/1/37	3,600	3,654
	NStar Electric Co.	4.875%	4/15/14	2,200	2,098
	Ohio Edison	6.400%	7/15/16	4,650	4,757
	Ohio Power Co.	6.000%	6/1/16	3,975	3,990
	Oncor Electric Delivery Co.	6.375%	5/1/12	2,600	2,662
	Oncor Electric Delivery Co.	6.375%	1/15/15	3,425	3,484
	Oncor Electric Delivery Co.	7.000%	9/1/22	600	625
	Oncor Electric Delivery Co.	7.250%	1/15/33	4,475	4,813
	Pacific Gas & Electric Co.	3.600%	3/1/09	4,800	4,661
	Pacific Gas & Electric Co.	4.200%	3/1/11	4,400	4,213
	Pacific Gas & Electric Co.	4.800%	3/1/14	5,900	5,568
	Pacific Gas & Electric Co.	6.050%	3/1/34	14,600	14,201
	Pacific Gas & Electric Co.	5.800%	3/1/37	7,800	7,277
	PacifiCorp	6.900%	11/15/11	7,600	7,992
	PacifiCorp	7.700%	11/15/31	1,250	1,478
	PacifiCorp	5.250%	6/15/35	50	44
	Pepco Holdings, Inc.	6.450%	8/15/12	6,800	6,959
	Pepco Holdings, Inc.	7.450%	8/15/32	1,475	1,618
	PPL Energy Supply LLC	6.400%	11/1/11	12,350	12,553
	PPL Energy Supply LLC	5.400%	8/15/14	1,000	958
	PPL Energy Supply LLC	6.200%	5/15/16	3,225	3,191
	PPL Energy Supply LLC	6.000%	12/15/36	2,050	1,859
	Progress Energy, Inc.	7.100%	3/1/11	6,686	7,017
	Progress Energy, Inc.	6.850%	4/15/12	2,200	2,309

	Progress Energy, Inc.	5.625%	1/15/16	800	784
	Progress Energy, Inc.	7.750%	3/1/31	1,800	2,086
	Progress Energy, Inc.	7.000%	10/30/31	5,650	6,049
	PSE&G Power LLC	7.750%	4/15/11	1,075	1,150
	PSE&G Power LLC	6.950%	6/1/12	13,575	14,220
	PSE&G Power LLC	5.500%	12/1/15	4,500	4,331
	PSE&G Power LLC	8.625%	4/15/31	400	484
	PSI Energy Inc.	5.000%	9/15/13	200	192
	PSI Energy Inc.	6.050%	6/15/16	425	426
	PSI Energy Inc.	6.120%	10/15/35	1,400	1,367
	Public Service Co. of Colorado	4.375%	10/1/08	3,900	3,848
	Public Service Co. of Colorado	7.875%	10/1/12	7,650	8,422
	Public Service Co. of Colorado	5.500%	4/1/14	65	64
	Public Service Electric & Gas	5.250%	7/1/35	325	286
	Public Service Electric & Gas	5.700%	12/1/36	100	94
	Public Service Electric & Gas	5.800%	5/1/37	7,725	7,356
	Puget Sound Energy Inc.	5.483%	6/1/35	950	839
	Puget Sound Energy Inc.	6.274%	3/15/37	5,275	5,220
	SCANA Corp.	6.875%	5/15/11	7,825	8,144
	South Carolina Electric & Gas Co.	6.625%	2/1/32	2,750	2,914
	South Carolina Electric & Gas Co.	5.300%	5/15/33	220	196
	Southern California Edison Co.	5.000%	1/15/14	3,450	3,304
	Southern California Edison Co.	4.650%	4/1/15	1,500	1,395
	Southern California Edison Co.	5.000%	1/15/16	2,025	1,924
	Southern California Edison Co.	6.000%	1/15/34	3,025	3,001
	Southern California Edison Co.	5.750%	4/1/35	1,025	982
	Southern California Edison Co.	5.350%	7/15/35	3,825	3,460
	Southern California Edison Co.	5.625%	2/1/36	8,175	7,693
	Southern California Edison Co.	5.550%	1/15/37	9,875	9,185
	Southern Co.	5.300%	1/15/12	2,925	2,921
	Southern Power Co.	6.250%	7/15/12	475	488
	Southern Power Co.	4.875%	7/15/15	7,925	7,371
	Southwestern Electric Power	5.550%	1/15/17	500	479
	Tampa Electric Co.	6.550%	5/15/36	3,675	3,781
	Toledo Edison Co.	6.150%	5/15/37	400	378
	TXU Energy Co.	7.000%	3/15/13	1,900	1,964
	Union Electric Co.	5.400%	2/1/16	3,950	3,774
	Virginia Electric & Power Co.	5.400%	1/15/16	350	339
	Virginia Electric & Power Co.	6.000%	1/15/36	5,175	4,996
	Virginia Electric & Power Co.	6.000%	5/15/37	6,275	6,022
	Wisconsin Electric Power Co.	5.625%	5/15/33	1,175	1,105
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,025	972
	Wisconsin Energy Corp.	6.500%	4/1/11	3,100	3,189
3	Wisconsin Energy Corp.	6.250%	5/15/67	1,725	1,647
5	Xcel Energy, Inc.	5.613%	4/1/17	736	721
	Xcel Energy, Inc.	6.500%	7/1/36	3,600	3,675

	Natural Gas (0.4%)
	AGL Capital Corp.	7.125%	1/14/11	2,350	2,457
	AGL Capital Corp.	6.000%	10/1/34	150	139
	Atmos Energy Corp.	4.000%	10/15/09	5,175	5,014
	Atmos Energy Corp.	4.950%	10/15/14	2,630	2,453
	Boardwalk Pipelines LLC	5.500%	2/1/17	4,025	3,839
	CenterPoint Energy Resources	7.875%	4/1/13	1,000	1,092
	CenterPoint Energy Resources	6.150%	5/1/16	1,375	1,373

	Consolidated Natural Gas	6.250%	11/1/11	8,800	8,992
	Consolidated Natural Gas	5.000%	12/1/14	5,650	5,353
	Consolidated Natural Gas	6.800%	12/15/27	2,000	2,167
	Duke Capital Corp.	7.500%	10/1/09	500	520
	Duke Capital Corp.	6.250%	2/15/13	50	51
	Duke Capital Corp.	5.500%	3/1/14	4,450	4,307
	Duke Capital Corp.	5.668%	8/15/14	250	244
	Duke Capital Corp.	6.750%	2/15/32	2,800	2,753
	Duke Energy Field Services	7.875%	8/16/10	4,600	4,881
	Duke Energy Field Services	8.125%	8/16/30	225	266
5	El Paso Natural Gas Co.	5.950%	4/15/17	2,625	2,552
	Enbridge Inc.	5.600%	4/1/17	375	361
	Energy Transfer Partners LP	5.650%	8/1/12	5,475	5,414
	Energy Transfer Partners LP	5.950%	2/1/15	3,175	3,128
	Energy Transfer Partners LP	6.125%	2/15/17	1,425	1,408
	Energy Transfer Partners LP	6.625%	10/15/36	1,750	1,713
*	Enron Corp.	7.625%	9/10/04	2,000	590
*	Enron Corp.	6.625%	11/15/05	1,375	406
*	Enron Corp.	7.125%	5/15/07	8,646	2,551
*	Enron Corp.	6.875%	10/15/07	8,500	2,508
*	Enron Corp.	6.750%	8/1/09	6,445	1,901
	Enterprise Products Operating LP	4.625%	10/15/09	500	490
	Enterprise Products Operating LP	4.950%	6/1/10	4,475	4,398
	Enterprise Products Operating LP	5.600%	10/15/14	4,600	4,478
	Enterprise Products Operating LP	6.875%	3/1/33	1,775	1,801
	Enterprise Products Operating LP	6.650%	10/15/34	150	149
*	HNG Internorth	9.625%	3/15/06	4,680	1,381
	KeySpan Corp.	7.625%	11/15/10	1,400	1,486
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,500	1,549
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	5,925	6,216
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	4,450	4,201
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	2,050	1,923
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	260
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	125	120
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	850	855
	Magellan Midstream Partners, LP	5.650%	10/15/16	1,025	989
	National Grid PLC	6.300%	8/1/16	9,800	10,006
	ONEOK Inc.	5.200%	6/15/15	3,500	3,307
	ONEOK Inc.	6.000%	6/15/35	2,800	2,514
	ONEOK Partners, LP	5.900%	4/1/12	4,675	4,697
	ONEOK Partners, LP	6.150%	10/1/16	5,350	5,351
	ONEOK Partners, LP	6.650%	10/1/36	14,700	14,715
	Panhandle Eastern Pipeline	4.800%	8/15/08	450	446
5	Plains All American Pipeline LP	6.650%	1/15/37	1,325	1,296
	Reliant Energy Resources	7.750%	2/15/11	1,000	1,066
	San Diego Gas & Electric	5.300%	11/15/15	2,525	2,464
	San Diego Gas & Electric	5.350%	5/15/35	950	873
	Sempra Energy	7.950%	3/1/10	1,075	1,136
	Southern California Gas Co.	5.750%	11/15/35	1,000	962
5	Southern Natural Gas	5.900%	4/1/17	16,775	16,308
	Southern Union Co.	7.600%	2/1/24	1,000	1,052
	Texas Eastern Transmission	7.000%	7/15/32	300	327
	Texas Gas Transmission	4.600%	6/1/15	3,175	2,888
	Trans-Canada Pipelines	4.000%	6/15/13	3,725	3,417
	Trans-Canada Pipelines	5.600%	3/31/34	3,230	2,966

	Trans-Canada Pipelines	5.850%	3/15/36	10,250	9,665
3	Trans-Canada Pipelines	6.350%	5/15/67	4,625	4,417
					814,268
Total Corporate Bonds
(Cost $12.511,171)					12,313,402
Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)
	African Development Bank	3.250%	8/1/08	7,050	6,912
	Asian Development Bank	4.125%	9/15/10	500	486
	Asian Development Bank	5.250%	6/12/17	700	691
	Asian Development Bank	5.593%	7/16/18	2,100	2,101
	Bayerische Landesbank	2.875%	10/15/08	5,100	4,948
	Canadian Government	5.250%	11/5/08	2,175	2,180
	Canadian Mortgage & Housing	4.800%	10/1/10	1,375	1,358
	China Development Bank	4.750%	10/8/14	4,425	4,165
	China Development Bank	5.000%	10/15/15	1,800	1,715
	Corp. Andina de Fomento	5.200%	5/21/13	4,575	4,438
	Corp. Andina de Fomento	5.750%	1/12/17	9,000	8,778
	Development Bank of Japan	4.250%	6/9/15	2,500	2,311
	Eksportfinans	4.750%	12/15/08	12,875	12,782
	Eksportfinans	5.500%	5/25/16	9,775	9,805
	Eksportfinans	5.500%	6/26/17	7,975	7,954
	European Investment Bank	3.875%	8/15/08	22,150	21,860
	European Investment Bank	5.000%	2/8/10	3,350	3,339
	European Investment Bank	4.000%	3/3/10	25,925	25,191
	European Investment Bank	4.125%	9/15/10	2,350	2,279
	European Investment Bank	5.250%	6/15/11	23,600	23,674
	European Investment Bank	4.625%	5/15/14	42,900	40,930
	European Investment Bank	4.875%	2/16/16	625	601
	European Investment Bank	5.125%	9/13/16	2,550	2,493
	European Investment Bank	4.875%	1/17/17	13,125	12,584
	European Investment Bank	5.125%	5/30/17	20,350	19,917
	European Investment Bank	4.875%	2/15/36	400	361
	Export-Import Bank of Korea	4.500%	8/12/09	3,900	3,829
	Export-Import Bank of Korea	4.625%	3/16/10	2,450	2,401
	Export-Import Bank of Korea	5.125%	2/14/11	1,000	983
	Export-Import Bank of Korea	5.125%	3/16/15	1,075	1,024
	Federation of Malaysia	8.750%	6/1/09	6,500	6,878
	Federation of Malaysia	7.500%	7/15/11	11,100	11,857
	Financement Quebec	5.000%	10/25/12	4,450	4,362
	Inter-American Development Bank	5.375%	11/18/08	5,800	5,828
	Inter-American Development Bank	5.625%	4/16/09	19,100	19,235
	Inter-American Development Bank	8.500%	3/15/11	2,240	2,473
	Inter-American Development Bank	4.375%	9/20/12	3,840	3,682
	Inter-American Development Bank	4.250%	9/14/15	1,900	1,759
	Inter-American Development Bank	5.125%	9/13/16	300	294
	Inter-American Development Bank	7.000%	6/15/25	3,175	3,681
	International Bank for Reconstruction & Development	4.125%	6/24/09	1,725	1,693
	International Bank for Reconstruction & Development	4.125%	8/12/09	600	589
	International Bank for Reconstruction & Development	5.000%	4/1/16	625	606
	International Bank for Reconstruction & Development	7.625%	1/19/23	4,200	5,109
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,437
	International Bank for Reconstruction & Development	4.750%	2/15/35	775	691
	Japan Bank International	4.750%	5/25/11	2,275	2,230

Japan Finance Corp.	5.875%	3/14/11	1,025	1,045
Japan Finance Corp.	4.625%	4/21/15	8,400	7,946
KFW International Finance Inc.	4.875%	10/19/09	11,000	10,918
Korea Development Bank	3.875%	3/2/09	2,475	2,412
Korea Development Bank	4.750%	7/20/09	9,375	9,235
Korea Development Bank	4.625%	9/16/10	2,675	2,605
Korea Development Bank	5.750%	9/10/13	9,015	9,070
Korea Electric Power	7.750%	4/1/13	6,950	7,699
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	25,600	25,400
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	25,500	25,512
Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	11,750	11,699
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	9,850	9,592
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	9,375	9,187
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	1,725	1,598
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	11,685	11,499
Landeskreditbank
Baden-Wuerttemberg—Foerderbank	4.250%	9/15/10	1,925	1,870
Landwirtschaftliche Rentenbank	4.125%	7/15/08	850	841
Landwirtschaftliche Rentenbank	3.875%	9/4/08	8,025	7,908
Landwirtschaftliche Rentenbank	3.625%	10/20/09	1,475	1,426
Landwirtschaftliche Rentenbank	3.875%	3/15/10	750	724
Landwirtschaftliche Rentenbank	5.250%	7/2/12	3,650	3,645
Landwirtschaftliche Rentenbank	4.875%	11/16/15	3,925	3,794
Nordic Investment Bank	2.875%	6/15/09	850	815
Nordic Investment Bank	3.875%	6/15/10	500	482
Nordic Investment Bank	4.875%	3/15/11	500	494
Oesterreichische Kontrollbank	4.250%	10/6/10	400	389
Ontario Hydro Electric	7.450%	3/31/13	3,175	3,485
Pemex Project Funding Master Trust	6.125%	8/15/08	5,650	5,681
Pemex Project Funding Master Trust	7.875%	2/1/09	19,780	20,448
Pemex Project Funding Master Trust	9.125%	10/13/10	1,845	2,026
Pemex Project Funding Master Trust	8.000%	11/15/11	11,125	12,054
Pemex Project Funding Master Trust	7.375%	12/15/14	385	417
Pemex Project Funding Master Trust	5.750%	12/15/15	7,925	7,767
Pemex Project Funding Master Trust	8.625%	2/1/22	7,655	9,339
Pemex Project Funding Master Trust	6.625%	6/15/35	7,650	7,727
People’s Republic of China	7.300%	12/15/08	2,325	2,385
People’s Republic of China	4.750%	10/29/13	2,125	2,054
Petrobras International Finance	6.125%	10/6/16	14,325	13,978
Petrobras International Finance	8.375%	12/10/18	4,000	4,600
Province of British Columbia	5.375%	10/29/08	5,900	5,906
Province of Manitoba	7.500%	2/22/10	5,075	5,344
Province of Nova Scotia	5.750%	2/27/12	1,975	1,996
Province of Ontario	5.500%	10/1/08	30,575	30,652
Province of Ontario	3.625%	10/21/09	2,000	1,930
Province of Ontario	5.000%	10/18/11	12,900	12,762
Province of Ontario	4.750%	1/19/16	2,200	2,098
Province of Ontario	5.450%	4/27/16	4,300	4,304
Province of Quebec	5.000%	7/17/09	23,945	23,771
Province of Quebec	6.125%	1/22/11	7,335	7,509
Province of Quebec	4.600%	5/26/15	3,575	3,361
Province of Quebec	5.125%	11/14/16	20,050	19,440
Province of Quebec	7.125%	2/9/24	1,230	1,410
Province of Quebec	7.500%	9/15/29	5,955	7,225
Province of Saskatchewan	7.375%	7/15/13	1,600	1,754

Quebec Hydro Electric	6.300%	5/11/11	16,350	16,695
Quebec Hydro Electric	8.000%	2/1/13	5,200	5,791
Quebec Hydro Electric	7.500%	4/1/16	1,825	2,045
Quebec Hydro Electric	8.400%	1/15/22	950	1,205
Quebec Hydro Electric	8.050%	7/7/24	3,000	3,757
Quebec Hydro Electric	8.500%	12/1/29	500	667
Region of Lombardy, Italy	5.804%	10/25/32	3,275	3,242
Republic of Chile	7.125%	1/11/12	4,075	4,322
Republic of Chile	5.500%	1/15/13	1,865	1,855
Republic of Hungary	4.750%	2/3/15	10,525	9,795
Republic of Italy	3.250%	5/15/09	6,625	6,396
Republic of Italy	6.000%	2/22/11	12,325	12,572
Republic of Italy	5.625%	6/15/12	17,925	18,089
Republic of Italy	4.750%	1/25/16	34,550	32,766
Republic of Italy	5.250%	9/20/16	5,550	5,440
Republic of Italy	6.875%	9/27/23	12,950	14,514
Republic of Italy	5.375%	6/15/33	15,275	14,348
Republic of Korea	4.250%	6/1/13	14,275	13,330
Republic of Korea	5.625%	11/3/25	1,750	1,673
Republic of Poland	6.250%	7/3/12	5,550	5,705
Republic of Poland	5.250%	1/15/14	770	753
Republic of Poland	5.000%	10/19/15	3,625	3,462
Republic of South Africa	7.375%	4/25/12	17,350	18,467
Republic of South Africa	6.500%	6/2/14	1,025	1,061
Republic of South Africa	5.875%	5/30/22	4,100	4,088
State of Israel	4.625%	6/15/13	1,700	1,647
State of Israel	5.500%	11/9/16	8,875	8,687
Swedish Export Credit Corp.	4.125%	10/15/08	7,700	7,583
Swedish Export Credit Corp.	4.000%	6/15/10	2,775	2,680
United Mexican States	10.375%	2/17/09	8,315	8,910
United Mexican States	9.875%	2/1/10	3,055	3,368
United Mexican States	8.375%	1/14/11	10,142	11,029
United Mexican States	7.500%	1/14/12	5,597	5,997
United Mexican States	6.375%	1/16/13	1,481	1,528
United Mexican States	5.875%	1/15/14	8,075	8,111
United Mexican States	6.625%	3/3/15	2,711	2,848
United Mexican States	11.375%	9/15/16	6,000	8,301
United Mexican States	5.625%	1/15/17	39,525	38,695
United Mexican States	8.300%	8/15/31	10,875	13,594
United Mexican States	6.750%	9/27/34	46,920	50,040
Total Sovereign Bonds
(Cost $1,085,440)				1,068,778
Taxable Municipal Bonds (0.2%)
Illinois (Taxable Pension) GO	4.950%	6/1/23	15,875	14,677
Illinois (Taxable Pension) GO	5.100%	6/1/33	40,200	36,583
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	5,500	5,317
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	4,150	4,945
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	190	175
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	3,485	3,254
Oregon (Taxable Pension) GO	5.762%	6/1/23	2,375	2,395
Oregon (Taxable Pension) GO	5.892%	6/1/27	3,250	3,291
Oregon School Board Assn.	4.759%	6/30/28	2,475	2,225
Oregon School Board Assn.	5.528%	6/30/28	1,475	1,441

Wisconsin Public Service Rev.	4.800%	5/1/13	3,025	2,933
Wisconsin Public Service Rev.	5.700%	5/1/26	3,425	3,389
Total Taxable Municipal Bonds
(Cost $82,266)				80,625

			Shares
Temporary Cash Investment (1.8%)
6 Vanguard Market Liquidity Fund, 5.281%
(Cost $847,391)			847,391,119	847,391
Total Investments (100.7%)
(Cost $48,906,341)				48,156,367
Other Assets and Liabilities—Net (-0.7%)				(335,738)
Net Assets (100%)				47,820,629

* Non-income-producing security—security in default.

1 Securities with a value of $8,435,000 have been segregated as collateral for open swap contracts.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Adjustable-rate note.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $283,302,000, representing 0.6% of net assets.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2007
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.6%)
U.S. Government Securities (45.6%)
U.S. Treasury Bond	3.625%	5/15/13	5,325	4,977
U.S. Treasury Bond	13.250%	5/15/14	35,000	40,124
U.S. Treasury Note	2.625%	5/15/08	91,455	89,598
U.S. Treasury Note	3.750%	5/15/08	2,875	2,844
U.S. Treasury Note	4.875%	5/31/08	65,225	65,174
U.S. Treasury Note	5.125%	6/30/08	82,370	82,447
U.S. Treasury Note	5.000%	7/31/08	23,525	23,521
U.S. Treasury Note	4.125%	8/15/08	11,000	10,900
U.S. Treasury Note	4.875%	8/31/08	145,525	145,343
U.S. Treasury Note	3.125%	9/15/08	2,225	2,178
U.S. Treasury Note	4.625%	9/30/08	27,275	27,164
U.S. Treasury Note	3.125%	10/15/08	9,275	9,066
U.S. Treasury Note	4.875%	10/31/08	128,450	128,310
U.S. Treasury Note	3.375%	11/15/08	22,750	22,274
U.S. Treasury Note	4.375%	11/15/08	1,425	1,414
U.S. Treasury Note	4.750%	12/31/08	125,175	124,823
U.S. Treasury Note	3.250%	1/15/09	16,000	15,610
U.S. Treasury Note	4.875%	1/31/09	68,600	68,536
U.S. Treasury Note	4.500%	2/15/09	132,525	131,656
U.S. Treasury Note	4.750%	2/28/09	3,425	3,416
U.S. Treasury Note	4.500%	3/31/09	30,200	29,988
U.S. Treasury Note	3.125%	4/15/09	46,515	45,120
U.S. Treasury Note	3.875%	5/15/09	21,803	21,404
U.S. Treasury Note	4.875%	5/15/09	7,910	7,906
U.S. Treasury Note	4.000%	6/15/09	7,070	6,955
U.S. Treasury Note	3.625%	7/15/09	72,000	70,234
U.S. Treasury Note	3.500%	8/15/09	3,775	3,669
U.S. Treasury Note	4.875%	8/15/09	2,825	2,823
U.S. Treasury Note	6.000%	8/15/09	16,625	16,986
U.S. Treasury Note	3.375%	10/15/09	51,740	50,067
U.S. Treasury Note	3.500%	11/15/09	1,325	1,284
U.S. Treasury Note	3.500%	12/15/09	58,875	57,007
U.S. Treasury Note	3.500%	2/15/10	32,750	31,635
U.S. Treasury Note	6.500%	2/15/10	54,850	56,975
U.S. Treasury Note	4.000%	3/15/10	57,500	56,224
U.S. Treasury Note	4.000%	4/15/10	119,865	117,094
U.S. Treasury Note	3.875%	5/15/10	4,485	4,364
U.S. Treasury Note	3.625%	6/15/10	755	729
U.S. Treasury Note	4.125%	8/15/10	69,700	68,143
U.S. Treasury Note	3.875%	9/15/10	5,700	5,529
U.S. Treasury Note	4.250%	10/15/10	76,450	74,981
U.S. Treasury Note	4.500%	11/15/10	300	296
U.S. Treasury Note	4.375%	12/15/10	47,355	46,578
U.S. Treasury Note	4.250%	1/15/11	16,400	16,054
U.S. Treasury Note	4.500%	2/28/11	48,675	48,014
U.S. Treasury Note	4.750%	3/31/11	75,525	75,112
U.S. Treasury Note	4.875%	4/30/11	147,580	147,326
U.S. Treasury Note	4.875%	5/31/11	125	125
U.S. Treasury Note	5.125%	6/30/11	43,795	44,130
U.S. Treasury Note	4.875%	7/31/11	10,725	10,707
U.S. Treasury Note	4.500%	9/30/11	73,625	72,417
U.S. Treasury Note	4.625%	10/31/11	91,450	90,364

	U.S. Treasury Note	4.500%	11/30/11	12,775	12,561
	U.S. Treasury Note	4.625%	12/31/11	1,925	1,901
	U.S. Treasury Note	4.750%	1/31/12	126,530	125,581
	U.S. Treasury Note	4.625%	2/29/12	62,985	62,188
	U.S. Treasury Note	4.500%	3/31/12	73,550	72,183
	U.S. Treasury Note	4.500%	4/30/12	65,795	64,572
	U.S. Treasury Note	3.875%	2/15/13	950	902
					2,619,503
Agency Bonds and Notes (24.0%)
1	Federal Farm Credit Bank	3.375%	7/15/08	4,475	4,391
1	Federal Farm Credit Bank	4.125%	4/15/09	16,625	16,317
1	Federal Farm Credit Bank	5.250%	8/3/09	14,775	14,775
1	Federal Farm Credit Bank	5.000%	10/23/09	3,000	2,992
1	Federal Farm Credit Bank	5.250%	9/13/10	2,325	2,331
1	Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,111
1	Federal Home Loan Bank	2.625%	7/15/08	35,000	34,097
1	Federal Home Loan Bank	5.800%	9/2/08	16,000	16,102
1	Federal Home Loan Bank	3.625%	11/14/08	40,000	39,176
1	Federal Home Loan Bank	5.000%	2/20/09	66,400	66,166
1	Federal Home Loan Bank	3.000%	4/15/09	32,600	31,452
1	Federal Home Loan Bank	4.750%	4/24/09	45,000	44,679
1	Federal Home Loan Bank	5.375%	7/17/09	53,600	53,816
1	Federal Home Loan Bank	5.250%	8/5/09	12,775	12,776
1	Federal Home Loan Bank	5.000%	9/18/09	35,000	34,865
1	Federal Home Loan Bank	5.000%	12/11/09	4,625	4,605
1	Federal Home Loan Bank	3.875%	1/15/10	13,375	12,962
1	Federal Home Loan Bank	4.375%	3/17/10	22,025	21,576
1	Federal Home Loan Bank	4.875%	5/14/10	4,000	3,966
1	Federal Home Loan Bank	5.250%	6/11/10	5,000	5,001
1	Federal Home Loan Bank	4.500%	6/22/10	10,000	9,785
1	Federal Home Loan Bank	5.375%	8/19/11	36,950	37,118
1	Federal Home Loan Bank	4.875%	11/18/11	29,600	29,181
1	Federal Home Loan Mortgage Corp.	5.000%	9/16/08	42,050	41,958
1	Federal Home Loan Mortgage Corp.	5.125%	10/15/08	37,450	37,425
1	Federal Home Loan Mortgage Corp.	4.625%	12/19/08	12,400	12,300
1	Federal Home Loan Mortgage Corp.	4.875%	2/17/09	48,700	48,496
1	Federal Home Loan Mortgage Corp.	5.750%	3/15/09	10,000	10,095
1	Federal Home Loan Mortgage Corp.	5.250%	5/21/09	49,500	49,565
1	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	60,000	59,816
1	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	38,450	39,570
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	42,000	40,750
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	12,000	11,827
1	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	5,000	5,064
1	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	25,888
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	12,831
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	22,492
1	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	15,000	14,662
1	Federal National Mortgage Assn.	3.875%	7/15/08	10,000	9,859
1	Federal National Mortgage Assn.	4.500%	10/15/08	33,725	33,427
1	Federal National Mortgage Assn.	3.375%	12/15/08	26,325	25,667
1	Federal National Mortgage Assn.	5.250%	1/15/09	25,375	25,410
1	Federal National Mortgage Assn.	3.250%	2/15/09	7,500	7,284
1	Federal National Mortgage Assn.	4.875%	4/15/09	3,000	2,987
1	Federal National Mortgage Assn.	4.250%	5/15/09	25,000	24,623

1	Federal National Mortgage Assn.	6.375%	6/15/09	28,500	29,122
1	Federal National Mortgage Assn.	6.625%	9/15/09	56,000	57,643
1	Federal National Mortgage Assn.	7.250%	1/15/10	60,250	63,163
1	Federal National Mortgage Assn.	3.875%	2/15/10	50,000	48,408
1	Federal National Mortgage Assn.	6.625%	11/15/10	33,850	35,289
1	Federal National Mortgage Assn.	4.500%	2/15/11	12,500	12,198
1	Federal National Mortgage Assn.	5.125%	4/15/11	16,000	15,926
1	Federal National Mortgage Assn.	6.000%	5/15/11	42,500	43,616
1	Federal National Mortgage Assn.	4.875%	5/18/12	3,600	3,533
1	Tennessee Valley Auth.	5.375%	11/13/08	11,003	11,024
					1,382,158
Total U.S. Government and Agency Obligations
(Cost $4,028,254)					4,001,661
Corporate Bonds (24.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
[2,3]	BA Covered Bond Issuer	5.500%	6/14/12	5,400	5,418
2	Countrywide Home Loans	4.047%	5/25/33	605	595
2	DaimlerChrysler Auto Trust	5.330%	8/8/10	5,400	5,400
2	Honda Auto Receivables Owner Trust	5.300%	7/21/10	7,850	7,842
2	Salomon Brothers Mortgage Securities VII	4.115%	9/25/33	4,073	4,016
2	USAA Auto Owner Trust	5.360%	2/15/11	7,850	7,857
2	Wachovia Auto Owner Trust	4.790%	4/20/10	4,400	4,387
					35,515
Finance (12.3%)
	Banking (5.3%)
	Associates Corp. of North America	6.250%	11/1/08	8,000	8,087
	Bank of America Corp.	3.375%	2/17/09	750	728
	Bank of America Corp.	4.250%	10/1/10	2,450	2,370
	Bank of America Corp.	4.375%	12/1/10	13,725	13,329
	Bank of America Corp.	5.375%	8/15/11	7,350	7,311
	Bank of America Corp.	6.250%	4/15/12	1,500	1,547
	Bank of New York Co., Inc.	4.950%	1/14/11	2,825	2,780
	Bank of New York Co., Inc.	6.375%	4/1/12	1,000	1,032
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	5,250	5,639
	Bank One Corp.	2.625%	6/30/08	3,600	3,505
	Bank One Corp.	6.000%	8/1/08	1,500	1,511
	Bank One Corp.	6.000%	2/17/09	5,000	5,046
	Bank One Corp.	5.900%	11/15/11	1,500	1,518
	BankAmerica Corp.	5.875%	2/15/09	3,500	3,531
	BB&T Corp.	6.500%	8/1/11	2,750	2,840
	Charter One Bank N.A.	5.500%	4/26/11	1,850	1,850
	Citicorp	6.375%	11/15/08	4,475	4,534
	Citigroup, Inc.	3.625%	2/9/09	1,825	1,778
	Citigroup, Inc.	4.250%	7/29/09	6,245	6,117
	Citigroup, Inc.	4.625%	8/3/10	4,350	4,255
	Citigroup, Inc.	6.500%	1/18/11	9,000	9,277
	Citigroup, Inc.	5.100%	9/29/11	5,405	5,328
	Citigroup, Inc.	5.250%	2/27/12	600	592
	Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	3,500	3,425
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	5,500	5,441
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	925	912

Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	4,150	4,120
Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	4,500	4,590
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	9,000	9,360
Depfa Bank	3.625%	10/29/08	2,000	1,943
Deutsche Bank Financial, Inc.	7.500%	4/25/09	1,500	1,556
Fifth Third Bank	3.375%	8/15/08	3,100	3,035
Fifth Third Bank	4.200%	2/23/10	1,000	971
FirstStar Bank	7.125%	12/1/09	2,000	2,080
HSBC Bank USA	3.875%	9/15/09	6,000	5,816
J.P. Morgan, Inc.	6.000%	1/15/09	1,625	1,640
JPMorgan Chase & Co.	3.500%	3/15/09	10,250	9,959
JPMorgan Chase & Co.	6.750%	2/1/11	8,850	9,181
JPMorgan Chase & Co.	5.600%	6/1/11	4,150	4,164
Key Bank NA	7.000%	2/1/11	975	1,019
KeyCorp	4.700%	5/21/09	2,000	1,978
Marshall & Ilsley Bank	4.500%	8/25/08	500	495
Marshall & Ilsley Corp.	4.375%	8/1/09	1,350	1,323
MBNA America Bank NA	4.625%	8/3/09	2,250	2,216
MBNA Corp.	7.500%	3/15/12	2,400	2,590
Mellon Financial Co.	6.375%	2/15/10	1,000	1,022
Mellon Funding Corp.	3.250%	4/1/09	3,000	2,900
National Australia Bank	8.600%	5/19/10	2,000	2,171
National City Bank	4.150%	8/1/09	2,550	2,491
National City Bank	4.500%	3/15/10	600	587
National City Bank	6.250%	3/15/11	1,500	1,538
National Westminster Bank PLC	7.375%	10/1/09	4,000	4,176
PNC Funding Corp.	7.500%	11/1/09	1,875	1,958
PNC Funding Corp.	5.125%	12/14/10	1,025	1,015
Regions Financial Corp.	4.500%	8/8/08	3,400	3,370
Regions Financial Corp.	4.375%	12/1/10	500	484
Regions Financial Corp.	7.000%	3/1/11	1,500	1,569
Regions Financial Corp.	6.375%	5/15/12	1,550	1,597
Republic New York Corp.	7.750%	5/15/09	2,400	2,496
Royal Bank of Canada	3.875%	5/4/09	250	244
Royal Bank of Canada	4.125%	1/26/10	4,200	4,078
Royal Bank of Canada	5.650%	7/20/11	750	756
Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,540
Santander Central Hispano Issuances	7.625%	11/3/09	5,000	5,244
Santander Central Hispano Issuances	7.625%	9/14/10	1,650	1,757
Sanwa Bank Ltd.	8.350%	7/15/09	3,000	3,157
Sanwa Bank Ltd.	7.400%	6/15/11	2,350	2,502
Sovereign Bancorp, Inc.	4.800%	9/1/10	2,600	2,537
Sumitomo Bank International Finance NV	8.500%	6/15/09	6,025	6,349
SunTrust Banks, Inc.	6.375%	4/1/11	4,500	4,628
[2,3] Unicredit Luxembourg Finance	5.584%	1/13/12	500	505
US Bank NA	4.400%	8/15/08	450	445
US Bank NA	6.375%	8/1/11	7,200	7,435
Wachovia Bank NA	4.375%	8/15/08	750	742
Wachovia Corp.	3.500%	8/15/08	2,000	1,960
Wachovia Corp.	3.625%	2/17/09	10,175	9,911
Wachovia Corp.	4.375%	6/1/10	1,775	1,727
Wachovia Corp.	7.800%	8/18/10	2,000	2,134
Wachovia Corp.	5.300%	10/15/11	4,475	4,427
Washington Mutual Bank	6.875%	6/15/11	1,975	2,050
Washington Mutual, Inc.	4.000%	1/15/09	6,000	5,863

Washington Mutual, Inc.	4.200%	1/15/10	400	388
Washington Mutual, Inc.	8.250%	4/1/10	1,500	1,595
Wells Fargo & Co.	3.125%	4/1/09	8,720	8,407
Wells Fargo & Co.	4.200%	1/15/10	11,255	10,953
Wells Fargo & Co.	4.875%	1/12/11	4,325	4,242
Wells Fargo & Co.	6.375%	8/1/11	1,500	1,545
Wells Fargo & Co.	5.300%	8/26/11	2,625	2,606
World Savings Bank, FSB	4.125%	12/15/09	2,000	1,943

Brokerage (2.2%)
Ameriprise Financial Inc.	5.350%	11/15/10	2,150	2,136
Bear Stearns Co., Inc.	2.875%	7/2/08	3,000	2,913
Bear Stearns Co., Inc.	7.625%	12/7/09	1,000	1,046
Bear Stearns Co., Inc.	4.550%	6/23/10	3,275	3,185
Bear Stearns Co., Inc.	4.500%	10/28/10	900	870
Bear Stearns Co., Inc.	5.500%	8/15/11	3,500	3,463
Bear Stearns Co., Inc.	5.350%	2/1/12	4,050	3,978
Goldman Sachs Group, Inc.	3.875%	1/15/09	3,325	3,253
Goldman Sachs Group, Inc.	6.650%	5/15/09	5,300	5,417
Goldman Sachs Group, Inc.	7.350%	10/1/09	1,500	1,562
Goldman Sachs Group, Inc.	4.500%	6/15/10	11,015	10,734
Goldman Sachs Group, Inc.	5.000%	1/15/11	800	787
Goldman Sachs Group, Inc.	6.875%	1/15/11	875	911
Goldman Sachs Group, Inc.	6.600%	1/15/12	4,900	5,086
Goldman Sachs Group, Inc.	5.250%	10/15/13	2,425	2,346
Janus Capital Group	5.875%	9/15/11	850	846
Lehman Brothers Holdings, Inc.	3.500%	8/7/08	3,675	3,605
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	2,200	2,140
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	5,700	5,516
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	725	704
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	2,850	2,776
Lehman Brothers Holdings, Inc.	7.875%	8/15/10	2,000	2,128
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	3,150	3,087
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	3,650	3,783
Lehman Brothers Holdings, Inc.	5.250%	2/6/12	1,025	1,008
Merrill Lynch & Co., Inc.	3.125%	7/15/08	2,650	2,577
Merrill Lynch & Co., Inc.	4.831%	10/27/08	1,000	993
Merrill Lynch & Co., Inc.	4.125%	1/15/09	2,875	2,821
Merrill Lynch & Co., Inc.	6.000%	2/17/09	3,650	3,685
Merrill Lynch & Co., Inc.	4.250%	2/8/10	3,950	3,840
Merrill Lynch & Co., Inc.	4.790%	8/4/10	2,105	2,066
Merrill Lynch & Co., Inc.	4.500%	11/4/10	5,500	5,341
Merrill Lynch & Co., Inc.	5.770%	7/25/11	2,750	2,772
Morgan Stanley Dean Witter	3.875%	1/15/09	5,025	4,919
Morgan Stanley Dean Witter	4.250%	5/15/10	6,275	6,092
Morgan Stanley Dean Witter	6.750%	4/15/11	5,450	5,656
Morgan Stanley Dean Witter	5.625%	1/9/12	8,950	8,941
Morgan Stanley Dean Witter	6.600%	4/1/12	6,115	6,337

Finance Companies (3.4%)
Allied Capital Corp.	6.000%	4/1/12	1,150	1,135
American Express Centurion Bank	4.375%	7/30/09	1,625	1,594
American Express Co.	4.750%	6/17/09	1,525	1,509
American General Finance Corp.	3.875%	10/1/09	7,950	7,679
American General Finance Corp.	4.625%	9/1/10	1,000	973

	American General Finance Corp.	5.625%	8/17/11	2,100	2,096
	American General Finance Corp.	5.850%	6/1/13	2,325	2,333
	Capital One Bank	4.250%	12/1/08	2,500	2,461
	Capital One Bank	5.000%	6/15/09	925	917
	Capital One Bank	5.750%	9/15/10	1,975	1,986
	Capital One Financial	5.700%	9/15/11	2,350	2,344
	Capital One Financial	4.800%	2/21/12	50	48
3	Capmark Financial Group	5.875%	5/10/12	1,800	1,770
	CIT Group Co. of Canada	4.650%	7/1/10	2,350	2,283
	CIT Group Co. of Canada	5.600%	11/2/11	1,025	1,016
	CIT Group, Inc.	5.000%	11/24/08	1,775	1,764
	CIT Group, Inc.	4.250%	2/1/10	4,325	4,180
	CIT Group, Inc.	5.200%	11/3/10	4,025	3,968
	CIT Group, Inc.	4.750%	12/15/10	4,475	4,333
	CIT Group, Inc.	5.600%	4/27/11	1,150	1,145
	CIT Group, Inc.	5.800%	7/28/11	750	751
	Countrywide Financial Corp.	5.800%	6/7/12	3,850	3,825
	Countrywide Home Loan	6.250%	4/15/09	3,500	3,543
	Countrywide Home Loan	4.125%	9/15/09	1,925	1,864
	Countrywide Home Loan	4.000%	3/22/11	3,350	3,139
	General Electric Capital Corp.	3.600%	10/15/08	2,050	2,007
	General Electric Capital Corp.	3.125%	4/1/09	2,300	2,220
	General Electric Capital Corp.	3.250%	6/15/09	1,075	1,036
	General Electric Capital Corp.	5.250%	10/27/09	2,625	2,622
	General Electric Capital Corp.	7.375%	1/19/10	10,700	11,208
	General Electric Capital Corp.	4.250%	9/13/10	6,850	6,631
	General Electric Capital Corp.	4.875%	10/21/10	650	640
	General Electric Capital Corp.	6.125%	2/22/11	8,700	8,879
	General Electric Capital Corp.	5.500%	4/28/11	1,550	1,551
	General Electric Capital Corp.	4.375%	11/21/11	2,325	2,223
	General Electric Capital Corp.	5.875%	2/15/12	14,550	14,721
	Heller Financial, Inc.	7.375%	11/1/09	3,200	3,332
	HSBC Finance Corp.	4.125%	12/15/08	6,225	6,113
	HSBC Finance Corp.	4.750%	5/15/09	7,075	6,992
	HSBC Finance Corp.	4.125%	11/16/09	3,550	3,448
	HSBC Finance Corp.	4.625%	9/15/10	2,600	2,534
	HSBC Finance Corp.	5.250%	1/14/11	4,725	4,665
	HSBC Finance Corp.	5.700%	6/1/11	6,575	6,579
	HSBC Finance Corp.	6.375%	10/15/11	3,000	3,086
	HSBC Finance Corp.	7.000%	5/15/12	4,400	4,643
	HSBC Finance Corp.	5.900%	6/19/12	1,400	1,408
	International Lease Finance Corp.	6.375%	3/15/09	500	507
	International Lease Finance Corp.	3.500%	4/1/09	2,025	1,959
	International Lease Finance Corp.	4.875%	9/1/10	1,200	1,176
	International Lease Finance Corp.	5.125%	11/1/10	2,100	2,074
	International Lease Finance Corp.	5.450%	3/24/11	975	969
	International Lease Finance Corp.	5.750%	6/15/11	7,475	7,504
	International Lease Finance Corp.	5.300%	5/1/12	4,375	4,304
	iStar Financial Inc.	4.875%	1/15/09	1,000	989
	iStar Financial Inc.	6.000%	12/15/10	1,500	1,505
	iStar Financial Inc.	5.800%	3/15/11	525	523
	iStar Financial Inc.	5.650%	9/15/11	2,175	2,148
	Residential Capital Corp.	6.125%	11/21/08	2,125	2,109
	Residential Capital Corp.	6.375%	6/30/10	4,550	4,496
	Residential Capital Corp.	6.500%	6/1/12	3,575	3,496
	SLM Corp.	4.000%	1/15/09	2,500	2,406

SLM Corp.	4.500%	7/26/10	1,050	972
SLM Corp.	5.400%	10/25/11	3,700	3,394

Insurance (1.0%)
Aetna, Inc.	7.875%	3/1/11	1,675	1,798
Aetna, Inc.	5.750%	6/15/11	1,575	1,584
Allstate Corp.	7.200%	12/1/09	2,500	2,601
Allstate Life Global Funding	4.500%	5/29/09	100	99
American International Group, Inc.	4.700%	10/1/10	2,100	2,055
American International Group, Inc.	5.375%	10/18/11	800	796
American International Group, Inc.	4.950%	3/20/12	2,825	2,760
AXA Financial, Inc.	7.750%	8/1/10	2,276	2,421
Berkshire Hathaway Finance Corp.	3.375%	10/15/08	3,000	2,928
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	4,700	4,566
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,000	965
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	1,100	1,067
CNA Financial Corp.	6.000%	8/15/11	2,150	2,162
Genworth Financial, Inc.	4.750%	6/15/09	1,625	1,603
Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,025	3,978
ING USA Global	4.500%	10/1/10	3,600	3,496
John Hancock Financial Services	5.625%	12/1/08	850	853
Lincoln National Corp.	6.200%	12/15/11	1,000	1,022
Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	49
Marsh & McLennan Cos., Inc.	6.250%	3/15/12	1,900	1,901
Principal Life Income Funding	3.200%	4/1/09	1,500	1,447
Principal Life Income Funding	5.125%	3/1/11	775	765
Progressive Corp.	6.375%	1/15/12	500	516
Protective Life Secured Trust	3.700%	11/24/08	1,275	1,247
Protective Life Secured Trust	4.850%	8/16/10	1,700	1,670
Prudential Financial, Inc.	5.100%	12/14/11	1,200	1,177
Prudential Financial, Inc.	5.800%	6/15/12	1,275	1,284
Safeco Corp.	4.875%	2/1/10	2,500	2,463
UnitedHealth Group, Inc.	4.125%	8/15/09	1,425	1,388
UnitedHealth Group, Inc.	5.250%	3/15/11	2,250	2,226
WellPoint Inc.	4.250%	12/15/09	900	874
WellPoint Inc.	5.000%	1/15/11	600	586
WellPoint Inc.	6.375%	1/15/12	1,650	1,689
Willis North America Inc.	5.125%	7/15/10	900	877
XL Capital Ltd.	6.500%	1/15/12	75	77

Real Estate Investment Trusts (0.4%)
AvalonBay Communities, Inc.	5.500%	1/15/12	2,000	1,991
Brandywine Operating Partnership	4.500%	11/1/09	1,500	1,465
Developers Diversified Realty Corp.	5.250%	4/15/11	1,500	1,475
Duke Realty LP	5.625%	8/15/11	575	574
ERP Operating LP	6.625%	3/15/12	2,500	2,593
Health Care Property Investors, Inc.	5.950%	9/15/11	1,625	1,630
ProLogis	5.250%	11/15/10	2,475	2,449
Regency Centers LP	6.750%	1/15/12	1,650	1,715
Simon Property Group Inc.	3.750%	1/30/09	2,300	2,242
Simon Property Group Inc.	4.600%	6/15/10	175	171
Simon Property Group Inc.	4.875%	8/15/10	2,975	2,916
Simon Property Group Inc.	5.600%	9/1/11	1,250	1,248
Simon Property Group Inc.	5.000%	3/1/12	400	389
Vornado Realty	5.600%	2/15/11	1,100	1,094
				705,350

Industrial (10.5%)
Basic Industry (0.4%)
Alcoa, Inc.	6.000%	1/15/12	1,700	1,706
BHP Billiton Finance	5.000%	12/15/10	1,000	987
BHP Finance USA Ltd.	5.125%	3/29/12	1,300	1,274
Celulosa Arauco Constitution SA	8.625%	8/15/10	3,500	3,784
Dow Chemical Co.	6.125%	2/1/11	2,725	2,766
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	3,500	3,611
ICI Wilmington	4.375%	12/1/08	2,200	2,162
International Paper Co.	4.000%	4/1/10	2,000	1,917
Potash Corp. of Saskatchewan	7.750%	5/31/11	2,400	2,572
Rio Tinto Finance USA Ltd.	2.625%	9/30/08	2,000	1,932
Weyerhaeuser Co.	6.750%	3/15/12	3,500	3,616

Capital Goods (1.3%)
3M Co.	5.125%	11/6/09	575	574
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,538
Boeing Capital Corp.	6.100%	3/1/11	4,850	4,967
Boeing Capital Corp.	6.500%	2/15/12	2,200	2,293
Caterpillar Financial Services Corp.	2.700%	7/15/08	1,500	1,460
Caterpillar Financial Services Corp.	4.500%	9/1/08	35	35
Caterpillar Financial Services Corp.	4.150%	1/15/10	2,900	2,817
Caterpillar Financial Services Corp.	4.300%	6/1/10	6,875	6,678
CRH America Inc.	5.625%	9/30/11	1,500	1,493
CRH America Inc.	6.950%	3/15/12	2,000	2,091
Emerson Electric Co.	7.125%	8/15/10	500	525
General Dynamics Corp.	4.500%	8/15/10	875	854
Hanson PLC	7.875%	9/27/10	2,000	2,133
Honeywell International, Inc.	7.500%	3/1/10	3,000	3,151
John Deere Capital Corp	4.400%	7/15/09	2,500	2,453
John Deere Capital Corp.	4.875%	3/16/09	5,525	5,476
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,317
John Deere Capital Corp.	7.000%	3/15/12	2,425	2,566
Lafarge SA	6.150%	7/15/11	3,175	3,230
Mohawk Industries Inc.	5.750%	1/15/11	3,000	2,992
Northrop Grumman Corp.	7.125%	2/15/11	3,550	3,724
Raytheon Co.	4.850%	1/15/11	2,000	1,958
Republic Services, Inc.	6.750%	8/15/11	1,000	1,032
Textron Financial Corp.	6.000%	11/20/09	800	808
Textron Financial Corp.	4.600%	5/3/10	2,300	2,245
Tyco International Group SA	6.125%	11/1/08	1,100	1,110
Tyco International Group SA	6.125%	1/15/09	2,500	2,526
Tyco International Group SA	6.750%	2/15/11	1,950	2,040
Tyco International Group SA	6.375%	10/15/11	2,000	2,060
United Technologies Corp.	4.375%	5/1/10	2,125	2,071
United Technologies Corp.	7.125%	11/15/10	2,000	2,101
United Technologies Corp.	6.350%	3/1/11	500	515
United Technologies Corp.	6.100%	5/15/12	1,000	1,026
Waste Management, Inc.	6.875%	5/15/09	2,000	2,045

Communication (2.9%)
America Movil SA de C.V.	4.125%	3/1/09	1,550	1,515
AT&T Corp.	6.000%	3/15/09	1,800	1,813
AT&T Corp.	7.300%	11/15/11	5,150	5,478
AT&T Inc.	4.125%	9/15/09	2,750	2,677

AT&T Inc.	5.300%	11/15/10	2,400	2,388
AT&T Inc.	6.250%	3/15/11	1,525	1,557
AT&T Inc.	5.875%	2/1/12	5,100	5,141
BellSouth Corp.	4.200%	9/15/09	6,300	6,134
British Sky Broadcasting Corp.	6.875%	2/23/09	775	790
British Sky Broadcasting Corp.	8.200%	7/15/09	2,750	2,887
British Telecommunications PLC	8.625%	12/15/10	5,825	6,370
CBS Corp.	7.700%	7/30/10	2,475	2,617
CBS Corp.	6.625%	5/15/11	1,000	1,027
Cingular Wireless LLC	6.500%	12/15/11	1,000	1,035
Comcast Cable Communications, Inc.	6.200%	11/15/08	5,000	5,044
Comcast Cable Communications, Inc.	6.875%	6/15/09	3,300	3,385
Comcast Cable Communications, Inc.	6.750%	1/30/11	3,400	3,528
Comcast Corp.	5.850%	1/15/10	75	76
Comcast Corp.	5.500%	3/15/11	2,275	2,270
Cox Communications, Inc.	7.875%	8/15/09	1,500	1,567
Cox Communications, Inc.	4.625%	1/15/10	4,225	4,127
Cox Communications, Inc.	6.750%	3/15/11	2,175	2,250
Deutsche Telekom International Finance	3.875%	7/22/08	575	566
Deutsche Telekom International Finance	8.000%	6/15/10	7,500	7,993
France Telecom	7.750%	3/1/11	8,100	8,676
Gannett Co., Inc.	6.375%	4/1/12	1,175	1,196
Koninklijke KPN NV	8.000%	10/1/10	2,000	2,141
New Cingular Wireless Services	7.875%	3/1/11	8,750	9,396
New Cingular Wireless Services	8.125%	5/1/12	3,900	4,295
R.R. Donnelley & Sons Co.	3.750%	4/1/09	850	822
R.R. Donnelley & Sons Co.	4.950%	5/15/10	900	879
R.R. Donnelley & Sons Co.	5.625%	1/15/12	600	593
Sprint Capital Corp.	6.125%	11/15/08	5,350	5,381
Sprint Capital Corp.	6.375%	5/1/09	2,975	3,012
Sprint Capital Corp.	7.625%	1/30/11	475	501
Sprint Capital Corp.	8.375%	3/15/12	4,050	4,412
Telecom Italia Capital	4.000%	11/15/08	2,045	2,005
Telecom Italia Capital	4.000%	1/15/10	3,605	3,468
Telecom Italia Capital	4.875%	10/1/10	1,000	976
Telecom Italia Capital	6.200%	7/18/11	700	708
Telefonica Emisiones SAU	5.984%	6/20/11	3,950	3,995
Telefonica Europe BV	7.750%	9/15/10	5,000	5,310
Telefonos de Mexico SA	4.500%	11/19/08	1,600	1,576
Telefonos de Mexico SA	4.750%	1/27/10	3,150	3,075
Telus Corp.	8.000%	6/1/11	5,000	5,344
Thomson Corp.	6.200%	1/5/12	1,500	1,524
Time Warner Entertainment	7.250%	9/1/08	1,500	1,526
Verizon Communications Corp.	5.350%	2/15/11	2,000	1,990
Verizon Global Funding Corp.	7.250%	12/1/10	6,400	6,747
Verizon New England, Inc.	6.500%	9/15/11	2,500	2,565
Verizon New Jersey, Inc.	5.875%	1/17/12	2,000	2,010
Verizon New York, Inc.	6.875%	4/1/12	2,000	2,083
Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,000	1,996
Vodafone AirTouch PLC	7.750%	2/15/10	6,235	6,557
Vodafone Group PLC	5.500%	6/15/11	850	844
Vodafone Group PLC	5.350%	2/27/12	750	742

Consumer Cyclical (2.2%)
Centex Corp.	7.500%	1/15/12	1,500	1,553
Costco Wholesale Corp.	5.300%	3/15/12	2,200	2,183

2	CVS Caremark Corp.	6.302%	6/1/12	1,000	979
	CVS Corp.	4.000%	9/15/09	1,750	1,698
	CVS Corp.	5.750%	8/15/11	225	225
	D.R. Horton, Inc.	4.875%	1/15/10	1,175	1,141
	D.R. Horton, Inc.	6.000%	4/15/11	2,750	2,676
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	6,100	6,301
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	2,200	2,158
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,175	1,250
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	6,350	6,384
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	5,950	5,952
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	2,500	2,648
	Federated Department Stores, Inc.	6.625%	9/1/08	1,000	1,010
	Federated Department Stores, Inc.	6.300%	4/1/09	2,500	2,525
	Federated Retail Holding	5.350%	3/15/12	2,650	2,606
	Home Depot Inc.	3.750%	9/15/09	1,125	1,082
	Home Depot Inc.	4.625%	8/15/10	2,075	2,012
	Home Depot Inc.	5.200%	3/1/11	1,325	1,300
	J.C. Penney Co., Inc.	8.000%	3/1/10	3,000	3,171
	Johnson Controls, Inc.	5.250%	1/15/11	875	865
	Lennar Corp.	5.125%	10/1/10	1,700	1,640
	Lennar Corp.	5.950%	10/17/11	1,575	1,548
	Lowe’s Cos., Inc.	8.250%	6/1/10	2,000	2,142
	May Department Stores Co.	4.800%	7/15/09	1,500	1,474
	McDonald’s Corp.	5.750%	3/1/12	1,800	1,812
	Pulte Homes, Inc.	4.875%	7/15/09	450	441
	Pulte Homes, Inc.	7.875%	8/1/11	1,000	1,037
	Starwood Hotel Resorts	7.875%	5/1/12	2,500	2,600
	Target Corp.	5.400%	10/1/08	1,500	1,498
	Target Corp.	7.500%	8/15/10	3,000	3,171
	Target Corp.	6.350%	1/15/11	3,500	3,596
	The Walt Disney Co.	5.700%	7/15/11	2,900	2,924
	The Walt Disney Co.	6.375%	3/1/12	1,500	1,553
	Time Warner, Inc.	6.750%	4/15/11	50	52
	Time Warner, Inc.	5.500%	11/15/11	5,050	4,996
	Time Warner, Inc.	6.875%	5/1/12	4,525	4,727
	Toyota Motor Credit Corp.	2.875%	8/1/08	3,050	2,973
	Toyota Motor Credit Corp.	5.500%	12/15/08	2,500	2,505
	Toyota Motor Credit Corp.	4.250%	3/15/10	2,050	2,001
	Toyota Motor Credit Corp.	4.350%	12/15/10	2,000	1,940
	Toyota Motor Credit Corp.	5.450%	5/18/11	500	502
	Viacom Inc.	5.750%	4/30/11	2,925	2,921
	Wal-Mart Stores, Inc.	3.375%	10/1/08	675	658
	Wal-Mart Stores, Inc.	6.875%	8/10/09	10,100	10,399
	Wal-Mart Stores, Inc.	4.000%	1/15/10	2,500	2,421
	Wal-Mart Stores, Inc.	4.125%	7/1/10	5,200	5,014
	Wal-Mart Stores, Inc.	4.125%	2/15/11	1,275	1,220
	Wal-Mart Stores, Inc.	5.000%	4/5/12	2,050	2,009
	Western Union Co.	5.400%	11/17/11	1,925	1,894
	Yum! Brands, Inc.	8.875%	4/15/11	3,250	3,573

	Consumer Noncyclical (1.8%)
	Abbott Laboratories	3.500%	2/17/09	2,100	2,039
	Abbott Laboratories	5.375%	5/15/09	250	251
	Abbott Laboratories	3.750%	3/15/11	1,250	1,177
	Abbott Laboratories	5.600%	5/15/11	3,325	3,331
	Altria Group, Inc.	5.625%	11/4/08	1,000	1,001

	Amgen Inc.	4.000%	11/18/09	3,150	3,052
	Anheuser Busch Cos., Inc.	4.700%	4/15/12	1,500	1,440
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	800	813
	Baxter Finco, BV	4.750%	10/15/10	500	487
	Boston Scientific	6.000%	6/15/11	1,000	996
	Bristol-Myers Squibb Co.	4.000%	8/15/08	1,000	985
	Bunge Ltd. Finance Corp.	4.375%	12/15/08	450	442
	Campbell Soup Co.	6.750%	2/15/11	1,000	1,039
	Cardinal Health, Inc.	6.750%	2/15/11	425	439
3	Cardinal Health, Inc.	5.650%	6/15/12	2,300	2,298
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	1,300	1,524
	Clorox Co.	4.200%	1/15/10	2,650	2,567
	Coca-Cola Enterprises Inc.	5.750%	11/1/08	1,350	1,355
	Coca-Cola Enterprises Inc.	4.375%	9/15/09	1,550	1,517
	Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,280
	ConAgra Foods, Inc.	7.875%	9/15/10	1,000	1,066
	ConAgra Foods, Inc.	6.750%	9/15/11	387	401
	Coors Brewing Co.	6.375%	5/15/12	1,000	1,022
	Diageo Capital PLC	4.375%	5/3/10	500	486
	Diageo Finance BV	3.875%	4/1/11	3,500	3,300
	Eli Lilly & Co.	6.000%	3/15/12	1,000	1,026
	Fortune Brands Inc.	5.125%	1/15/11	1,650	1,609
	Genentech Inc.	4.400%	7/15/10	850	826
	General Mills, Inc.	6.000%	2/15/12	2,600	2,634
	Gillette Co.	3.800%	9/15/09	2,000	1,938
	H.J. Heinz Co.	6.625%	7/15/11	2,500	2,572
	H.J. Heinz Co.	6.000%	3/15/12	1,500	1,504
	Hershey Foods Corp.	5.300%	9/1/11	550	545
	Hospira, Inc.	4.950%	6/15/09	575	568
	Imperial Tobacco	7.125%	4/1/09	1,775	1,822
	Kellogg Co.	6.600%	4/1/11	3,600	3,720
	Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,084
	Kraft Foods, Inc.	4.000%	10/1/08	1,000	982
	Kraft Foods, Inc.	4.125%	11/12/09	3,200	3,102
	Kraft Foods, Inc.	5.625%	11/1/11	4,750	4,709
	Kroger Co.	7.250%	6/1/09	1,500	1,543
	Kroger Co.	8.050%	2/1/10	1,700	1,795
	Kroger Co.	6.800%	4/1/11	1,000	1,034
	Kroger Co.	6.750%	4/15/12	2,000	2,060
	McKesson Corp.	7.750%	2/1/12	1,475	1,588
	Medtronic Inc.	4.375%	9/15/10	1,625	1,572
	Molson Coors Capital Finance	4.850%	9/22/10	300	292
	Newell Rubbermaid, Inc.	4.000%	5/1/10	1,000	958
	Pepsico, Inc.	5.150%	5/15/12	3,250	3,211
	Philip Morris Cos., Inc.	7.650%	7/1/08	175	178
	Procter & Gamble Co.	6.875%	9/15/09	4,825	4,979
	Quest Diagnostic, Inc.	5.125%	11/1/10	2,000	1,957
	Safeway, Inc.	6.500%	11/15/08	3,800	3,847
	Safeway, Inc.	4.950%	8/16/10	875	856
	Unilever Capital Corp.	7.125%	11/1/10	4,000	4,197
	Wm. Wrigley Jr. Co.	4.300%	7/15/10	2,425	2,351
	Wyeth	6.950%	3/15/11	5,000	5,234

	Energy (0.8%)
	Amerada Hess Corp.	6.650%	8/15/11	1,500	1,552
	Apache Corp.	6.250%	4/15/12	1,000	1,026

	BP Capital Markets PLC	4.875%	3/15/10	2,000	1,978
	Burlington Resources, Inc.	6.680%	2/15/11	2,000	2,077
	Burlington Resources, Inc.	6.500%	12/1/11	500	520
	Canadian Natural Resources	6.700%	7/15/11	2,500	2,592
	Conoco Funding Co.	6.350%	10/15/11	5,875	6,061
	Devon Financing Corp.	6.875%	9/30/11	3,500	3,656
	Encana Corp.	4.600%	8/15/09	1,250	1,227
	Halliburton Co.	5.500%	10/15/10	1,500	1,498
	Kerr McGee Corp.	6.875%	9/15/11	3,475	3,621
	Marathon Oil Corp.	6.125%	3/15/12	2,000	2,038
	Norsk Hydro	6.360%	1/15/09	1,500	1,519
	Occidental Petroleum	4.250%	3/15/10	2,560	2,484
	Phillips Petroleum Co.	8.750%	5/25/10	3,800	4,127
	Shell International Finance	5.625%	6/27/11	1,950	1,964
	Shell International Finance	4.950%	3/22/12	700	686
	Valero Energy Corp.	6.875%	4/15/12	3,000	3,136
3	Weatherford International Inc.	5.950%	6/15/12	2,250	2,265

	Technology (0.6%)
	Cisco Systems Inc.	5.250%	2/22/11	8,000	7,948
	Electronic Data Systems	7.125%	10/15/09	825	848
	First Data Corp.	3.375%	8/1/08	2,300	2,257
	Hewlett-Packard Co.	5.250%	3/1/12	1,750	1,730
	International Business Machines Corp.	5.375%	2/1/09	2,000	2,004
	International Business Machines Corp.	4.375%	6/1/09	300	295
	International Business Machines Corp.	4.950%	3/22/11	700	690
	Intuit Inc.	5.400%	3/15/12	3,850	3,787
	Motorola, Inc.	7.625%	11/15/10	390	413
	Motorola, Inc.	8.000%	11/1/11	925	1,001
	National Semiconductor	6.150%	6/15/12	1,250	1,263
	Oracle Corp.	5.000%	1/15/11	6,425	6,313
	Pitney Bowes Credit Corp.	5.750%	8/15/08	150	151
	Xerox Corp.	9.750%	1/15/09	1,125	1,193
	Xerox Corp.	7.125%	6/15/10	1,825	1,890
	Xerox Corp.	6.875%	8/15/11	1,025	1,061
	Xerox Corp.	5.500%	5/15/12	1,800	1,772

	Transportation (0.5%)
	American Airlines, Inc.	7.024%	10/15/09	3,775	3,846
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,600
	Canadian National Railway Co.	4.250%	8/1/09	2,700	2,639
	Canadian Pacific Rail	6.250%	10/15/11	1,550	1,585
	CSX Corp.	6.250%	10/15/08	650	656
	CSX Corp.	6.300%	3/15/12	2,000	2,038
	FedEx Corp.	3.500%	4/1/09	2,075	2,007
	Mass Transit Railway Corp.	7.500%	2/4/09	1,500	1,546
	Mass Transit Railway Corp.	7.500%	11/8/10	1,500	1,596
	Norfolk Southern Corp.	6.200%	4/15/09	2,250	2,270
	Norfolk Southern Corp.	6.750%	2/15/11	1,425	1,478
	Ryder System Inc.	5.950%	5/2/11	850	852
	Southwest Airlines Co.	6.500%	3/1/12	2,000	2,057
	Union Pacific Corp.	7.250%	11/1/08	1,000	1,022
	Union Pacific Corp.	3.875%	2/15/09	1,000	975

	Other (0.0%)
	Black & Decker Corp.	7.125%	6/1/11	1,000	1,040
					602,222
Utilities (1.5%)
	Electric (1.1%)
	American Electric Power Co., Inc.	5.375%	3/15/10	2,700	2,690
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	885
	Constellation Energy Group, Inc.	7.000%	4/1/12	2,300	2,416
	Consumers Energy Co.	4.800%	2/17/09	1,000	989
	Detroit Edison Co.	6.125%	10/1/10	1,000	1,017
	Dominion Resources, Inc.	4.750%	12/15/10	2,125	2,075
2	Dominion Resources, Inc.	6.300%	9/30/11	3,400	3,398
	Duke Energy Corp.	6.250%	1/15/12	2,000	2,053
	Exelon Generation Co. LLC	6.950%	6/15/11	1,500	1,560
	FirstEnergy Corp.	6.450%	11/15/11	4,725	4,847
	Florida Power Corp.	4.500%	6/1/10	1,150	1,122
	FPL Group Capital, Inc.	7.375%	6/1/09	2,075	2,149
	FPL Group Capital, Inc.	5.625%	9/1/11	2,450	2,456
	Illinois Power	7.500%	6/15/09	1,000	1,011
	MidAmerican Energy Co.	5.650%	7/15/12	650	651
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,350	3,244
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	3,500	3,736
	Niagara Mohawk Power Corp.	7.750%	10/1/08	1,000	1,025
	NiSource Finance Corp.	7.875%	11/15/10	2,800	2,987
	Pacific Gas & Electric Co.	3.600%	3/1/09	2,450	2,379
	Pacific Gas & Electric Co.	4.200%	3/1/11	1,100	1,053
	PacifiCorp	6.900%	11/15/11	3,650	3,838
	PPL Electric Utilities Corp.	6.250%	8/15/09	2,000	2,031
	PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,016
	Progress Energy, Inc.	7.100%	3/1/11	3,418	3,587
	Progress Energy, Inc.	6.850%	4/15/12	775	813
	PSE&G Power LLC	7.750%	4/15/11	1,950	2,085
	Public Service Co. of Colorado	4.375%	10/1/08	1,600	1,579
	Public Service Co. of New Mexico	4.400%	9/15/08	500	493
	Public Service Electric & Gas	4.000%	11/1/08	1,000	982
	SCANA Corp.	6.875%	5/15/11	1,500	1,561
	Southern Co.	5.300%	1/15/12	1,050	1,049
	Wisconsin Energy Corp.	6.500%	4/1/11	1,500	1,543

	Natural Gas (0.4%)
	AGL Capital Corp.	7.125%	1/14/11	500	523
	Atmos Energy Corp.	4.000%	10/15/09	1,300	1,260
	Consolidated Natural Gas	6.850%	4/15/11	2,050	2,153
	Consolidated Natural Gas	6.250%	11/1/11	1,000	1,022
	Duke Energy Field Services	7.875%	8/16/10	1,750	1,857
*	Enron Corp.	9.125%	4/1/03	2,000	590
*	Enron Corp.	7.625%	9/10/04	1,000	295
	Enterprise Products Operating LP	4.625%	10/15/09	400	392
	Enterprise Products Operating LP	4.950%	6/1/10	2,450	2,408
*	HNG Internorth	9.625%	3/15/06	1,500	443
	KeySpan Corp.	7.625%	11/15/10	1,500	1,592
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,900	1,962
	ONEOK Partners, LP	5.900%	4/1/12	3,400	3,416

Reliant Energy Resources	7.750%	2/15/11	2,500	2,666
Sempra Energy	7.950%	3/1/10	1,500	1,585
				86,484
Total Corporate Bonds
(Cost $1,450,847)				1,429,571
Sovereign Bonds (U.S. Dollar-Denominated) (4.2%)
African Development Bank	3.250%	8/1/08	1,500	1,471
Bayerische Landesbank	2.875%	10/15/08	1,800	1,746
Canadian Government	5.250%	11/5/08	4,200	4,209
Canadian Mortgage & Housing	4.800%	10/1/10	1,500	1,481
Corp. Andina de Fomento	6.875%	3/15/12	2,300	2,406
Eksportfinans	4.750%	12/15/08	6,025	5,982
Eksportfinans	5.125%	10/26/11	2,000	1,991
European Investment Bank	3.875%	8/15/08	9,725	9,598
European Investment Bank	4.500%	2/17/09	3,825	3,787
European Investment Bank	5.000%	2/8/10	3,350	3,339
European Investment Bank	4.000%	3/3/10	2,925	2,842
European Investment Bank	4.125%	9/15/10	9,750	9,456
European Investment Bank	5.250%	6/15/11	18,900	18,959
European Investment Bank	4.625%	3/21/12	2,450	2,388
Export-Import Bank of Korea	4.500%	8/12/09	3,500	3,436
Export-Import Bank of Korea	4.625%	3/16/10	500	490
Federation of Malaysia	8.750%	6/1/09	4,350	4,603
Federation of Malaysia	7.500%	7/15/11	2,875	3,071
Inter-American Development Bank	5.375%	11/18/08	1,250	1,256
Inter-American Development Bank	5.625%	4/16/09	4,275	4,305
Inter-American Development Bank	7.375%	1/15/10	2,800	2,937
International Bank for Reconstruction & Development	4.125%	6/24/09	1,000	982
International Bank for Reconstruction & Development	4.125%	8/12/09	975	956
International Finance Corp.	4.000%	6/15/10	1,250	1,206
International Finance Corp.	5.125%	5/2/11	1,500	1,495
Japan Bank International	4.750%	5/25/11	2,150	2,107
Japan Finance Corp.	5.875%	3/14/11	2,000	2,039
KFW International Finance Inc.	4.875%	10/19/09	3,650	3,623
Korea Development Bank	3.875%	3/2/09	2,375	2,315
Korea Development Bank	4.750%	7/20/09	4,575	4,507
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	2,475	2,456
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	15,475	15,482
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	14,875	14,485
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	6,000	5,880
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	3,500	3,400
Landwirtschaftliche Rentenbank	3.875%	9/4/08	3,500	3,449
Landwirtschaftliche Rentenbank	3.625%	10/20/09	7,225	6,985
Landwirtschaftliche Rentenbank	3.875%	3/15/10	3,500	3,380
Nordic Investment Bank	3.875%	6/15/10	3,750	3,613
Oesterreichische Kontrollbank	4.250%	10/6/10	3,375	3,282
Oesterreichische Kontrollbank	4.750%	11/8/11	250	246
Pemex Project Funding Master Trust	6.125%	8/15/08	1,325	1,332
Pemex Project Funding Master Trust	7.875%	2/1/09	4,725	4,884
Pemex Project Funding Master Trust	8.000%	11/15/11	3,400	3,684
People’s Republic of China	7.300%	12/15/08	2,000	2,051
Province of British Columbia	5.375%	10/29/08	2,375	2,378
Province of Ontario	5.500%	10/1/08	6,500	6,516

Province of Ontario	3.625%	10/21/09	2,025	1,954
Province of Ontario	5.000%	10/18/11	3,450	3,413
Province of Quebec	5.750%	2/15/09	6,200	6,238
Province of Quebec	5.000%	7/17/09	1,500	1,489
Quebec Hydro Electric	6.300%	5/11/11	2,500	2,553
Republic of Chile	7.125%	1/11/12	3,000	3,182
Republic of Italy	6.000%	2/22/11	5,775	5,891
Republic of South Africa	7.375%	4/25/12	2,500	2,661
Swedish Export Credit Corp.	4.125%	10/15/08	4,925	4,851
Swedish Export Credit Corp.	4.000%	6/15/10	2,175	2,101
United Mexican States	9.875%	2/1/10	475	524
United Mexican States	8.375%	1/14/11	11,600	12,615
United Mexican States	7.500%	1/14/12	2,100	2,250
Total Sovereign Bonds
(Cost $245,077)				242,208

			Shares
Temporary Cash Investment (0.6%)
4 Vanguard Market Liquidity Fund, 5.281%
(Cost $36,853)			36,852,939	36,853
Total Investments (99.3%)
(Cost $5,761,031)				5,710,293
Other Assets and Liabilities—Net (0.7%)				37,621
Net Assets (100%)				5,747,914

* Non-income-producing security—security in default.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.

2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $12,257,000, representing 0.2% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2007
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (51.2%)
U.S. Government Securities (35.0%)
	U.S. Treasury Bond	10.375%	11/15/12	12,075	12,309
	U.S. Treasury Bond	3.625%	5/15/13	22,560	21,087
	U.S. Treasury Bond	4.000%	2/15/15	17,750	16,616
	U.S. Treasury Bond	11.250%	2/15/15	110,390	153,476
	U.S. Treasury Bond	10.625%	8/15/15	131,870	180,641
	U.S. Treasury Bond	9.875%	11/15/15	120,200	159,585
	U.S. Treasury Bond	9.250%	2/15/16	114,525	147,934
	U.S. Treasury Bond	7.250%	5/15/16	128,855	148,888
	U.S. Treasury Bond	7.500%	11/15/16	156,365	184,414
	U.S. Treasury Bond	8.750%	5/15/17	148,755	190,638
	U.S. Treasury Bond	8.875%	8/15/17	100,400	130,112
	U.S. Treasury Bond	8.875%	2/15/19	2,825	3,737
	U.S. Treasury Bond	8.500%	2/15/20	22,575	29,467
	U.S. Treasury Bond	8.750%	8/15/20	1,100	1,469
	U.S. Treasury Note	4.250%	10/31/07	4,125	4,117
	U.S. Treasury Note	4.375%	12/31/07	45,500	45,379
	U.S. Treasury Note	4.375%	1/31/08	8,525	8,497
	U.S. Treasury Note	5.125%	6/30/08	32,425	32,455
	U.S. Treasury Note	4.625%	9/30/08	22,425	22,334
	U.S. Treasury Note	4.750%	11/15/08	9,525	9,497
	U.S. Treasury Note	4.500%	3/31/12	4,375	4,294
	U.S. Treasury Note	4.500%	4/30/12	10,620	10,423
	U.S. Treasury Note	4.000%	11/15/12	11,405	10,929
	U.S. Treasury Note	3.875%	2/15/13	63,740	60,533
	U.S. Treasury Note	4.250%	11/15/13	10,850	10,441
	U.S. Treasury Note	4.000%	2/15/14	240,560	227,668
	U.S. Treasury Note	4.750%	5/15/14	109,850	108,459
	U.S. Treasury Note	4.250%	8/15/14	37,425	35,788
	U.S. Treasury Note	4.250%	11/15/14	103,020	98,287
	U.S. Treasury Note	4.125%	5/15/15	22,125	20,842
	U.S. Treasury Note	4.250%	8/15/15	31,550	29,923
	U.S. Treasury Note	4.500%	11/15/15	84,900	81,849
	U.S. Treasury Note	5.125%	5/15/16	21,925	22,041
	U.S. Treasury Note	4.875%	8/15/16	225	222
	U.S. Treasury Note	4.500%	5/15/17	975	935
					2,225,286
Agency Bonds and Notes (16.2%)
	Arab Republic of Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	6,825	6,445
1	Federal Farm Credit Bank	4.875%	12/16/15	2,450	2,361
1	Federal Farm Credit Bank	5.125%	8/25/16	11,300	11,018
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	5,496
1	Federal Home Loan Bank	3.875%	6/14/13	30,175	27,976
1	Federal Home Loan Bank	5.375%	6/14/13	5,000	4,996
1	Federal Home Loan Bank	5.125%	8/14/13	34,900	34,459
1	Federal Home Loan Bank	4.500%	9/16/13	45,900	43,861
1	Federal Home Loan Bank	5.250%	6/18/14	150	149
1	Federal Home Loan Bank	5.500%	8/13/14	43,925	44,186
1	Federal Home Loan Bank	5.375%	5/18/16	23,500	23,384
1	Federal Home Loan Bank	5.625%	6/13/16	4,325	4,355
1	Federal Home Loan Bank	4.750%	12/16/16	19,650	18,623
1	Federal Home Loan Bank	4.875%	5/17/17	4,225	4,033

1	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	69,000	68,503
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	50,850	48,897
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	45,675	43,718
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	80,250	78,130
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	35,000	33,360
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	51,700	50,534
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	20,300	19,187
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	25,000	23,841
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	31,500	31,073
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	15,000	15,037
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	6,350	6,194
1	Federal National Mortgage Assn.	6.125%	3/15/12	100	103
1	Federal National Mortgage Assn.	5.250%	8/1/12	3,500	3,472
1	Federal National Mortgage Assn.	4.375%	9/15/12	19,875	19,048
1	Federal National Mortgage Assn.	4.375%	3/15/13	54,025	51,464
1	Federal National Mortgage Assn.	4.625%	5/1/13	6,600	6,334
1	Federal National Mortgage Assn.	4.625%	10/15/13	56,500	54,248
1	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	9,331
1	Federal National Mortgage Assn.	4.125%	4/15/14	50,000	46,444
1	Federal National Mortgage Assn.	4.625%	10/15/14	32,225	30,718
1	Federal National Mortgage Assn.	4.375%	10/15/15	20,000	18,612
1	Federal National Mortgage Assn.	5.250%	9/15/16	32,925	32,486
1	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	28,611
1	Federal National Mortgage Assn.	5.000%	2/13/17	20,875	20,216
1	Federal National Mortgage Assn.	5.000%	5/11/17	25,000	24,103
1	Federal National Mortgage Assn.	5.375%	6/12/17	15,000	14,873
	Private Export Funding Corp.	7.200%	1/15/10	6,500	6,790
1	Tennessee Valley Auth.	6.000%	3/15/13	6,000	6,204
1	Tennessee Valley Auth.	4.750%	8/1/13	4,000	3,885
1	Tennessee Valley Auth.	4.375%	6/15/15	7,000	6,535
					1,033,293
Total U.S. Government and Agency Obligations
(Cost $3,311,009)					3,258,579
Corporate Bonds (40.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,500	2,493
[2,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,387
[2,3]	Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	369	377
					5,257
Finance (19.1%)
	Banking (7.3%)
	AmSouth Bank NA	4.850%	4/1/13	1,500	1,429
	AmSouth Bank NA	5.200%	4/1/15	2,000	1,924
	BB&T Corp.	4.750%	10/1/12	5,500	5,282
	BB&T Corp.	5.200%	12/23/15	5,625	5,400
	BB&T Corp.	5.625%	9/15/16	50	49
	Banco Bradesco SA	8.750%	10/24/13	1,500	1,695
	Bank One Corp.	5.250%	1/30/13	925	907
	Bank One Corp.	4.900%	4/30/15	6,150	5,771
	Bank of America Corp.	4.875%	9/15/12	3,000	2,909
	Bank of America Corp.	4.875%	1/15/13	2,600	2,508

	Bank of America Corp.	5.375%	6/15/14	2,125	2,090
	Bank of America Corp.	5.125%	11/15/14	3,650	3,524
	Bank of America Corp.	5.250%	12/1/15	5,000	4,811
	Bank of America Corp.	5.750%	8/15/16	3,900	3,847
	Bank of America Corp.	5.625%	10/14/16	12,875	12,664
	Bank of America Corp.	5.300%	3/15/17	7,100	6,826
	Bank of America Corp.	5.420%	3/15/17	16,000	15,364
	Bank of America Corp.	6.100%	6/15/17	2,100	2,127
	Bank of New York Co., Inc.	4.950%	3/15/15	2,300	2,182
	Citigroup, Inc.	5.625%	8/27/12	6,050	6,046
	Citigroup, Inc.	5.125%	5/5/14	3,125	3,027
	Citigroup, Inc.	5.000%	9/15/14	25,794	24,537
	Citigroup, Inc.	4.875%	5/7/15	3,600	3,383
	Citigroup, Inc.	4.700%	5/29/15	2,600	2,431
	Citigroup, Inc.	5.300%	1/7/16	4,900	4,736
	Citigroup, Inc.	5.850%	8/2/16	6,400	6,424
	Citigroup, Inc.	5.500%	2/15/17	4,400	4,267
	Colonial Bank NA	6.375%	12/1/15	1,250	1,252
	Comerica Bank	5.750%	11/21/16	4,275	4,174
	Comerica Inc.	4.800%	5/1/15	1,500	1,387
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	12,975	12,872
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	2,000	1,938
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	5,050	4,779
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	4,950	4,738
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	5,225	5,073
2	Credit Suisse First Boston USA, Inc.	5.860%	12/15/49	2,900	2,789
	Deutsche Bank Financial LLC	5.375%	3/2/15	4,050	3,953
	Fifth Third Bank	4.750%	2/1/15	2,800	2,616
	Fifth Third Bank	5.450%	1/15/17	3,000	2,896
2	Fifth Third Cap Trust IV	6.500%	4/15/67	1,250	1,209
	First Tennessee Bank	5.050%	1/15/15	2,800	2,643
	Golden West Financial Corp.	4.750%	10/1/12	2,500	2,403
3	HBOS Treasury Services PLC	5.250%	2/21/17	3,225	3,155
	HSBC Bank USA	4.625%	4/1/14	8,275	7,758
	HSBC Holdings PLC	5.250%	12/12/12	5,225	5,147
	JPMorgan Chase & Co.	6.625%	3/15/12	1,275	1,327
	JPMorgan Chase & Co.	5.750%	1/2/13	8,375	8,389
	JPMorgan Chase & Co.	5.375%	1/15/14	2,750	2,692
	JPMorgan Chase & Co.	4.875%	3/15/14	5,100	4,859
	JPMorgan Chase & Co.	5.125%	9/15/14	7,415	7,121
	JPMorgan Chase & Co.	4.750%	3/1/15	2,500	2,342
	JPMorgan Chase & Co.	5.250%	5/1/15	150	144
	JPMorgan Chase & Co.	5.150%	10/1/15	9,100	8,656
	JPMorgan Chase & Co.	5.875%	6/13/16	975	968
	JPMorgan Chase & Co.	6.125%	6/27/17	4,325	4,354
	Key Bank NA	5.800%	7/1/14	3,800	3,808
	Key Bank NA	4.950%	9/15/15	1,000	935
	Key Bank NA	5.450%	3/3/16	3,025	2,917
	MBNA America Bank NA	6.625%	6/15/12	4,800	5,001
	MBNA Corp.	6.125%	3/1/13	3,375	3,439
	Marshall & Ilsley Bank	5.250%	9/4/12	3,000	2,962
	Marshall & Ilsley Bank	4.850%	6/16/15	700	660
	Mellon Bank NA	4.750%	12/15/14	3,800	3,567
	National City Bank	4.625%	5/1/13	4,500	4,259
	NationsBank Corp.	7.750%	8/15/15	1,000	1,122

	North Fork Bancorp., Inc.	5.875%	8/15/12	2,000	1,988
3	Northern Rock PLC	5.625%	6/22/17	6,325	6,320
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,429
	PNC Funding Corp.	5.625%	2/1/17	5,725	5,593
	PaineWebber	7.625%	12/1/09	3,000	3,144
	Paribas NY	6.950%	7/22/13	2,000	2,143
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	7,625	7,387
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	3,500	3,365
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	8,050	7,751
2	Royal Bank of Scotland Group PLC	5.512%	12/31/49	50	48
	Southtrust Corp.	5.800%	6/15/14	1,350	1,352
	Sovereign Bank	5.125%	3/15/13	3,600	3,476
	State Street Capital Trust	5.300%	1/15/16	1,000	968
	State Street Corp.	5.375%	4/30/17	825	802
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	4,910	5,375
	SunTrust Banks, Inc.	5.000%	9/1/15	3,550	3,346
	SunTrust Banks, Inc.	5.200%	1/17/17	150	143
	Synovus Financial Corp.	4.875%	2/15/13	2,000	1,916
	UBS AG	5.875%	7/15/16	4,800	4,864
	UFJ Finance Aruba AEC	6.750%	7/15/13	15,350	16,138
	US Bank NA	6.300%	2/4/14	2,600	2,679
	US Bank NA	4.950%	10/30/14	8,025	7,643
	US Bank NA	4.800%	4/15/15	1,000	943
	Union Bank of California NA	5.950%	5/11/16	4,100	4,087
	UnionBanCal Corp.	5.250%	12/16/13	1,200	1,162
	Wachovia Bank NA	4.800%	11/1/14	2,750	2,587
	Wachovia Bank NA	4.875%	2/1/15	4,475	4,231
	Wachovia Corp.	4.875%	2/15/14	8,900	8,479
	Wachovia Corp.	5.250%	8/1/14	9,900	9,562
	Wachovia Corp.	5.625%	10/15/16	9,850	9,634
	Wachovia Corp.	5.750%	6/15/17	2,700	2,663
	Washington Mutual Bank	5.500%	1/15/13	4,200	4,123
	Washington Mutual Bank	5.650%	8/15/14	3,375	3,276
	Washington Mutual Bank	5.125%	1/15/15	6,975	6,539
	Washington Mutual, Inc.	4.625%	4/1/14	2,000	1,838
	Wells Fargo & Co.	5.125%	9/1/12	350	343
	Wells Fargo & Co.	4.950%	10/16/13	5,225	5,019
	Wells Fargo & Co.	4.625%	4/15/14	6,650	6,243
	Wells Fargo & Co.	5.000%	11/15/14	8,475	8,129
	Wells Fargo Bank NA	4.750%	2/9/15	6,975	6,528
	Wells Fargo Bank NA	5.750%	5/16/16	4,600	4,595
	Wells Fargo Financial	5.500%	8/1/12	350	350
	Zions Bancorp.	5.650%	5/15/14	1,200	1,169
	Zions Bancorp.	5.500%	11/16/15	6,850	6,603

	Brokerage (3.7%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,374
	Amvescap PLC	5.375%	2/27/13	975	939
	Bear Stearns Co., Inc.	5.700%	11/15/14	11,150	10,936
	Bear Stearns Co., Inc.	5.300%	10/30/15	1,100	1,046
	Bear Stearns Co., Inc.	5.550%	1/22/17	5,775	5,454
	Goldman Sachs Group, Inc.	5.250%	4/1/13	14,875	14,490
	Goldman Sachs Group, Inc.	4.750%	7/15/13	13,975	13,200
	Goldman Sachs Group, Inc.	5.150%	1/15/14	10,725	10,353
	Goldman Sachs Group, Inc.	5.000%	10/1/14	14,075	13,372

	Goldman Sachs Group, Inc.	5.125%	1/15/15	9,050	8,610
	Goldman Sachs Group, Inc.	5.350%	1/15/16	10,600	10,155
	Goldman Sachs Group, Inc.	5.750%	10/1/16	6,900	6,738
	Goldman Sachs Group, Inc.	5.625%	1/15/17	7,225	6,927
	Janus Capital Group	6.700%	6/15/17	1,700	1,718
	Jefferies Group Inc.	5.500%	3/15/16	2,000	1,907
3	Lazard Group	6.850%	6/15/17	4,525	4,523
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	4,350	4,348
	Lehman Brothers Holdings, Inc.	8.800%	3/1/15	1,000	1,169
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	3,425	3,315
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	12,375	12,002
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	8,650	8,260
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	750	736
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	13,425	12,734
	Merrill Lynch & Co., Inc.	5.300%	9/30/15	2,775	2,670
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	6,450	6,395
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	3,425	3,299
	Morgan Stanley Dean Witter	5.300%	3/1/13	27,500	26,830
	Morgan Stanley Dean Witter	4.750%	4/1/14	13,700	12,801
	Morgan Stanley Dean Witter	5.375%	10/15/15	3,800	3,641
	Morgan Stanley Dean Witter	5.750%	10/18/16	5,000	4,861
	Morgan Stanley Dean Witter	5.450%	1/9/17	9,500	9,144
	Morgan Stanley Dean Witter	5.550%	4/27/17	8,925	8,522

	Finance Companies (3.6%)
	American Express Co.	4.875%	7/15/13	5,800	5,544
	American Express Co.	5.500%	9/12/16	1,400	1,365
2	American Express Co.	6.800%	9/1/66	2,025	2,088
	American Express Credit Corp.	5.300%	12/2/15	2,000	1,942
	American General Finance Corp.	4.875%	7/15/12	2,050	1,972
	American General Finance Corp.	5.850%	6/1/13	7,450	7,475
	American General Finance Corp.	5.750%	9/15/16	5,725	5,607
2	CIT Group Co. of Canada	5.200%	6/1/15	5,775	5,352
	CIT Group, Inc.	5.400%	3/7/13	2,150	2,088
	CIT Group, Inc.	5.000%	2/13/14	875	823
	CIT Group, Inc.	5.125%	9/30/14	4,525	4,248
	CIT Group, Inc.	5.000%	2/1/15	3,100	2,886
	CIT Group, Inc.	5.400%	1/30/16	2,250	2,118
	CIT Group, Inc.	5.850%	9/15/16	2,750	2,652
	CIT Group, Inc.	5.650%	2/13/17	3,150	2,985
2	CIT Group, Inc.	6.100%	3/15/67	3,200	2,918
	Capital One Bank	6.500%	6/13/13	3,775	3,898
	Capital One Bank	5.125%	2/15/14	1,375	1,322
	Capital One Financial	5.500%	6/1/15	3,750	3,618
	Capital One Financial	6.150%	9/1/16	4,325	4,284
3	Capmark Financial Group	6.300%	5/10/17	1,625	1,580
	Countrywide Financial Corp.	6.250%	5/15/16	4,875	4,792
	General Electric Capital Corp.	4.250%	6/15/12	4,950	4,691
	General Electric Capital Corp.	6.000%	6/15/12	13,925	14,186
	General Electric Capital Corp.	5.450%	1/15/13	4,000	3,970
	General Electric Capital Corp.	5.650%	6/9/14	10,100	10,080
	General Electric Capital Corp.	4.875%	3/4/15	5,000	4,730
	General Electric Capital Corp.	5.000%	1/8/16	5,000	4,749
	General Electric Capital Corp.	5.375%	10/20/16	1,675	1,623
	General Electric Capital Corp.	5.400%	2/15/17	18,000	17,403

2	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,425	2,343
	HSBC Finance Corp.	6.375%	11/27/12	7,150	7,348
	HSBC Finance Corp.	4.750%	7/15/13	8,575	8,101
	HSBC Finance Corp.	5.250%	1/15/14	2,550	2,467
	HSBC Finance Corp.	5.250%	4/15/15	4,425	4,246
	HSBC Finance Corp.	5.000%	6/30/15	8,350	7,829
	HSBC Finance Corp.	5.500%	1/19/16	9,425	9,056
	International Lease Finance Corp.	5.000%	9/15/12	8,725	8,443
	International Lease Finance Corp.	5.625%	9/20/13	1,400	1,391
	International Lease Finance Corp.	5.650%	6/1/14	5,100	5,052
	iStar Financial Inc.	5.950%	10/15/13	3,175	3,134
	iStar Financial Inc.	5.875%	3/15/16	5,475	5,262
	iStar Financial Inc.	5.850%	3/15/17	1,100	1,064
	PHH Corp.	7.125%	3/1/13	2,050	2,170
	Residential Capital Corp.	6.500%	4/17/13	9,625	9,323
	Residential Capital Corp.	6.875%	6/30/15	4,000	3,890
	SLM Corp.	5.375%	1/15/13	7,725	6,852
	SLM Corp.	5.000%	10/1/13	4,500	3,858
	SLM Corp.	5.375%	5/15/14	4,750	4,092
	SLM Corp.	5.050%	11/14/14	1,400	1,164

	Insurance (3.0%)
	ACE INA Holdings, Inc.	5.875%	6/15/14	2,000	1,987
	ACE INA Holdings, Inc.	5.700%	2/15/17	1,950	1,893
	AEGON NV	4.750%	6/1/13	3,475	3,314
	Aetna, Inc.	6.000%	6/15/16	3,850	3,859
	Allied World Assurance	7.500%	8/1/16	3,275	3,420
	Allstate Corp.	5.000%	8/15/14	1,325	1,271
2	Allstate Corp.	6.125%	5/15/37	2,125	2,044
	American International Group, Inc.	4.250%	5/15/13	5,000	4,647
	American International Group, Inc.	5.050%	10/1/15	6,525	6,214
	American International Group, Inc.	5.600%	10/18/16	2,025	1,998
	American International Group, Inc.	5.450%	5/18/17	4,200	4,080
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	1,100	1,070
	Assurant, Inc.	5.625%	2/15/14	2,825	2,755
	Axis Capital Holdings	5.750%	12/1/14	1,800	1,759
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,450	4,223
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	1,850	1,785
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	6,800	6,432
	CNA Financial Corp.	5.850%	12/15/14	2,100	2,046
	CNA Financial Corp.	6.500%	8/15/16	3,400	3,445
2	Chubb Corp.	6.375%	3/29/67	3,725	3,642
	Commerce Group, Inc.	5.950%	12/9/13	900	888
	Coventry Health Care Inc.	5.950%	3/15/17	3,000	2,900
2	Everest Reinsurance Holdings, Inc.	6.600%	5/1/37	1,450	1,391
	Fund American Cos., Inc.	5.875%	5/15/13	2,100	2,041
	Genworth Financial, Inc.	5.750%	6/15/14	4,250	4,234
	Genworth Financial, Inc.	4.950%	10/1/15	1,450	1,358
2	Genworth Financial, Inc.	6.150%	11/15/66	1,700	1,620
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	1,200	1,139
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	1,975	1,920
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	2,200	2,110
	Humana Inc.	6.450%	6/1/16	2,625	2,636
2	ING Capital Funding Trust III	5.775%	12/8/49	3,800	3,676
	Jefferson Pilot Corp.	4.750%	1/30/14	4,000	3,772

2	Lincoln National Corp.	6.050%	4/20/67	2,925	2,778
	Loews Corp.	5.250%	3/15/16	500	480
	Marsh & McLennan Cos., Inc.	4.850%	2/15/13	2,000	1,862
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	1,500	1,399
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	5,550	5,243
	MetLife, Inc.	5.375%	12/15/12	3,000	2,971
	MetLife, Inc.	5.000%	11/24/13	2,325	2,234
	MetLife, Inc.	5.500%	6/15/14	1,075	1,055
	MetLife, Inc.	5.000%	6/15/15	3,125	2,961
	Nationwide Financial Services	5.900%	7/1/12	1,250	1,262
	Principal Life Income Funding	5.100%	4/15/14	4,250	4,095
2	Progressive Corp.	6.700%	6/15/37	4,225	4,190
	Prudential Financial, Inc.	4.500%	7/15/13	4,500	4,210
	Prudential Financial, Inc.	5.100%	9/20/14	5,275	5,073
	Prudential Financial, Inc.	5.500%	3/15/16	1,950	1,898
	Prudential Financial, Inc.	6.100%	6/15/17	1,750	1,765
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,350	1,312
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	2,025	2,060
	Torchmark Corp.	6.375%	6/15/16	1,750	1,787
	Transatlantic Holdings	5.750%	12/14/15	4,000	3,879
	Travelers Cos. Inc.	5.375%	6/15/12	700	692
2	Travelers Cos. Inc.	6.250%	3/15/37	3,950	3,788
	Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,418
	UnitedHealth Group, Inc.	5.000%	8/15/14	5,400	5,168
	UnitedHealth Group, Inc.	4.875%	3/15/15	3,825	3,595
3	UnitedHealth Group, Inc.	6.000%	6/15/17	2,100	2,099
	WellPoint Inc.	6.800%	8/1/12	3,500	3,653
	WellPoint Inc.	5.000%	12/15/14	4,375	4,124
	WellPoint Inc.	5.250%	1/15/16	3,700	3,509
	WellPoint Inc.	5.875%	6/15/17	2,500	2,468
	Willis North America Inc.	5.625%	7/15/15	2,750	2,566
	Willis North America Inc.	6.200%	3/28/17	1,625	1,598
2	XL Capital Ltd.	6.500%	12/15/49	2,950	2,770
	XL Capital Ltd.	5.250%	9/15/14	4,025	3,845
3	XTRA Finance Corp.	5.150%	4/1/17	1,600	1,530

	Real Estate Investment Trusts (1.5%)
	Archstone-Smith Operating Trust	5.625%	8/15/14	1,500	1,482
	Archstone-Smith Operating Trust	5.250%	5/1/15	4,925	4,746
	Arden Realty LP	5.250%	3/1/15	1,250	1,211
	AvalonBay Communities, Inc.	6.125%	11/1/12	1,000	1,021
	AvalonBay Communities, Inc.	5.750%	9/15/16	1,750	1,723
	Boston Properties, Inc.	6.250%	1/15/13	5,225	5,364
	Boston Properties, Inc.	5.625%	4/15/15	1,700	1,679
	Brandywine Operating Partnership	5.400%	11/1/14	2,250	2,174
	Camden Property Trust	5.700%	5/15/17	2,300	2,223
	Colonial Realty LP	5.500%	10/1/15	1,800	1,732
	Developers Diversified Realty Corp.	5.375%	10/15/12	1,875	1,832
	Duke Realty LP	5.950%	2/15/17	750	745
	ERP Operating LP	5.500%	10/1/12	750	742
	ERP Operating LP	5.200%	4/1/13	1,000	973
	ERP Operating LP	5.250%	9/15/14	4,025	3,883
	ERP Operating LP	5.125%	3/15/16	5,000	4,718
	ERP Operating LP	5.375%	8/1/16	475	458
	ERP Operating LP	5.750%	6/15/17	1,700	1,666

HRPT Properties Trust	6.250%	8/15/16	5,150	5,191
Health Care Property Investors, Inc.	6.450%	6/25/12	1,075	1,094
Health Care Property Investors, Inc.	5.650%	12/15/13	3,100	3,025
Health Care Property Investors, Inc.	6.300%	9/15/16	275	275
Health Care Property Investors, Inc.	6.000%	1/30/17	3,375	3,297
Health Care REIT, Inc.	6.000%	11/15/13	4,725	4,698
Health Care REIT, Inc.	6.200%	6/1/16	925	916
HealthCare Realty Trust	5.125%	4/1/14	2,925	2,756
Hospitality Properties	5.125%	2/15/15	2,200	2,054
Hospitality Properties	5.625%	3/15/17	2,500	2,364
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,333
Liberty Property LP	5.125%	3/2/15	4,450	4,233
ProLogis	5.500%	3/1/13	2,000	1,967
ProLogis	5.625%	11/15/15	2,800	2,734
ProLogis	5.750%	4/1/16	3,000	2,948
ProLogis	5.625%	11/15/16	1,925	1,876
Regency Centers LP	5.250%	8/1/15	1,000	950
Simon Property Group Inc.	5.625%	8/15/14	2,350	2,326
Simon Property Group Inc.	5.100%	6/15/15	1,800	1,717
Simon Property Group Inc.	5.750%	12/1/15	4,600	4,544
Simon Property Group Inc.	6.100%	5/1/16	1,800	1,826
Simon Property Group Inc.	5.250%	12/1/16	5,600	5,307
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	1,725	1,724
				1,214,413
Industrial (17.5%)
Basic Industry (1.3%)
Alcan, Inc.	4.875%	9/15/12	1,000	955
Alcan, Inc.	4.500%	5/15/13	2,825	2,625
Alcan, Inc.	5.200%	1/15/14	1,500	1,435
Alcan, Inc.	5.000%	6/1/15	1,575	1,471
Alcoa, Inc.	5.375%	1/15/13	2,000	1,932
Alcoa, Inc.	5.550%	2/1/17	1,900	1,807
BHP Billiton Finance	4.800%	4/15/13	8,500	8,119
BHP Billiton Finance	5.250%	12/15/15	2,725	2,643
BHP Finance USA Ltd.	5.400%	3/29/17	2,300	2,221
Barrick Gold Finance Inc.	4.875%	11/15/14	2,050	1,929
Celulosa Arauco Constitution SA	5.125%	7/9/13	1,500	1,429
Celulosa Arauco Constitution SA	5.625%	4/20/15	5,150	4,899
Dow Chemical Co.	6.000%	10/1/12	3,575	3,610
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	2,500	2,405
E.I. du Pont de Nemours & Co.	4.125%	3/6/13	1,500	1,379
E.I. du Pont de Nemours & Co.	5.250%	12/15/16	2,175	2,067
Falconbridge Ltd.	7.350%	6/5/12	1,500	1,602
ICI Wilmington	5.625%	12/1/13	1,600	1,572
Inco Ltd.	5.700%	10/15/15	1,675	1,641
International Paper Co.	5.850%	10/30/12	888	886
International Paper Co.	5.300%	4/1/15	175	165
International Paper Co.	5.250%	4/1/16	2,950	2,743
International Steel Group, Inc.	6.500%	4/15/14	5,000	5,075
Lubrizol Corp.	5.500%	10/1/14	2,575	2,483
Monsanto Co.	7.375%	8/15/12	2,575	2,757
Noranda, Inc.	7.250%	7/15/12	2,325	2,475
Noranda, Inc.	6.000%	10/15/15	2,025	2,035
Plum Creek Timber Co.	5.875%	11/15/15	1,650	1,587

Potash Corp. of Saskatchewan	4.875%	3/1/13	2,975	2,833
Praxair, Inc.	3.950%	6/1/13	2,500	2,292
Praxair, Inc.	5.375%	11/1/16	700	679
Praxair, Inc.	5.200%	3/15/17	1,500	1,441
Reliance Steel & Aluminum	6.200%	11/15/16	650	638
Temple Inland Inc.	6.375%	1/15/16	1,500	1,483
US Steel Corp.	5.650%	6/1/13	900	888
US Steel Corp.	6.050%	6/1/17	500	487
Vale Overseas Ltd.	6.250%	1/11/16	5,825	5,752
Vale Overseas Ltd.	6.250%	1/23/17	2,575	2,549
WMC Finance USA	5.125%	5/15/13	2,000	1,934

Capital Goods (2.0%)
[2,3] BAE Systems Asset Trust	7.156%	12/15/11	495	508
Boeing Capital Corp.	5.800%	1/15/13	2,250	2,278
Boeing Co.	5.125%	2/15/13	4,575	4,507
Brascan Corp.	7.125%	6/15/12	1,000	1,050
CRH America Inc.	5.300%	10/15/13	2,075	1,983
CRH America Inc.	6.000%	9/30/16	5,750	5,695
Caterpillar Financial Services Corp.	4.750%	2/17/15	7,625	7,131
Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,111
Deere & Co.	6.950%	4/25/14	6,230	6,633
Embraer Overseas Ltd.	6.375%	1/24/17	700	687
Emerson Electric Co.	4.625%	10/15/12	7,000	6,696
General Dynamics Corp.	4.250%	5/15/13	6,850	6,391
General Electric Co.	5.000%	2/1/13	23,275	22,585
Hanson PLC	5.250%	3/15/13	3,775	3,697
Hanson PLC	6.125%	8/15/16	1,000	1,029
Honeywell International, Inc.	5.400%	3/15/16	1,825	1,769
Honeywell International, Inc.	5.300%	3/15/17	1,000	959
John Deere Capital Corp.	5.500%	4/13/17	2,300	2,243
Joy Global, Inc.	6.000%	11/15/16	1,275	1,262
Lafarge SA	6.500%	7/15/16	5,800	5,937
Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,378
Masco Corp.	5.875%	7/15/12	1,600	1,583
Masco Corp.	4.800%	6/15/15	4,875	4,388
Masco Corp.	6.125%	10/3/16	3,350	3,313
Mohawk Industries Inc.	6.125%	1/15/16	6,275	6,189
Northrop Grumman Corp.	7.750%	3/1/16	2,900	3,271
Owens Corning, Inc.	6.500%	12/1/16	2,600	2,590
Raytheon Co.	5.500%	11/15/12	1,250	1,248
Raytheon Co.	5.375%	4/1/13	725	715
Textron, Inc.	6.500%	6/1/12	2,450	2,535
Tyco International Group SA	6.000%	11/15/13	4,800	4,906
United Technologies Corp.	4.875%	5/1/15	6,425	6,057
Waste Management, Inc.	6.375%	11/15/12	1,000	1,021
Waste Management, Inc.	5.000%	3/15/14	625	583

Communication (4.6%)
AT&T Inc.	5.875%	8/15/12	1,450	1,463
AT&T Inc.	5.100%	9/15/14	19,675	18,761
AT&T Inc.	5.625%	6/15/16	5,650	5,511
America Movil SA de C.V.	5.500%	3/1/14	5,650	5,480
America Movil SA de C.V.	5.750%	1/15/15	1,525	1,500
BellSouth Corp.	4.750%	11/15/12	5,450	5,213

	BellSouth Corp.	5.200%	9/15/14	200	192
	BellSouth Corp.	5.200%	12/15/16	350	330
	CBS Corp.	5.625%	8/15/12	650	640
	CenturyTel, Inc.	7.875%	8/15/12	1,650	1,781
	CenturyTel, Inc.	5.000%	2/15/15	1,000	919
	CenturyTel, Inc.	6.000%	4/1/17	2,475	2,410
	Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	10,235	11,438
	Comcast Cable Communications, Inc.	8.875%	5/1/17	1,700	2,013
	Comcast Corp.	5.300%	1/15/14	11,365	10,943
	Comcast Corp.	6.500%	1/15/15	3,825	3,924
	Comcast Corp.	5.850%	11/15/15	2,300	2,262
	Comcast Corp.	5.900%	3/15/16	5,175	5,076
	Comcast Corp.	4.950%	6/15/16	2,175	1,997
	Comcast Corp.	6.500%	1/15/17	1,575	1,608
	Cox Communications, Inc.	7.125%	10/1/12	2,000	2,114
	Cox Communications, Inc.	4.625%	6/1/13	4,000	3,744
	Cox Communications, Inc.	5.450%	12/15/14	10,225	9,876
	Cox Communications, Inc.	5.500%	10/1/15	1,250	1,201
	Deutsche Telekom International Finance	5.250%	7/22/13	7,600	7,374
	Deutsche Telekom International Finance	5.750%	3/23/16	2,725	2,665
	Embarq Corp.	7.082%	6/1/16	12,675	12,771
	IAC/InteractiveCorp	7.000%	1/15/13	2,175	2,196
	News America Holdings, Inc.	9.250%	2/1/13	1,325	1,531
	News America Inc.	5.300%	12/15/14	8,050	7,765
	Nextel Communications	6.875%	10/31/13	6,000	5,945
	Nextel Communications	5.950%	3/15/14	6,300	6,002
	Nextel Communications	7.375%	8/1/15	9,400	9,422
	Omnicom Group Inc.	5.900%	4/15/16	6,400	6,345
	R.R. Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,318
	R.R. Donnelley & Sons Co.	5.500%	5/15/15	2,365	2,197
	R.R. Donnelley & Sons Co.	6.125%	1/15/17	1,750	1,702
	Reed Elsevier Capital	4.625%	6/15/12	450	429
	Rogers Cable Inc.	5.500%	3/15/14	5,000	4,800
	Rogers Wireless Inc.	6.375%	3/1/14	8,000	8,040
	Sprint Nextel Corp.	6.000%	12/1/16	6,500	6,179
	TCI Communications, Inc.	8.750%	8/1/15	3,895	4,530
	Tele-Communications, Inc.	7.875%	8/1/13	5,401	5,930
	Telecom Italia Capital	5.250%	11/15/13	2,875	2,767
	Telecom Italia Capital	4.950%	9/30/14	13,225	12,261
	Telecom Italia Capital	5.250%	10/1/15	2,850	2,654
	Telefonica Emisiones SAU	5.855%	2/4/13	2,100	2,098
	Telefonica Emisiones SAU	6.421%	6/20/16	7,000	7,107
	Telefonica Emisiones SAU	6.221%	7/3/17	1,450	1,447
	Telefonos de Mexico SA	5.500%	1/27/15	4,500	4,354
	Time Warner Entertainment	8.875%	10/1/12	2,500	2,828
3	Time Warner, Inc.	5.400%	7/2/12	5,650	5,568
3	Time Warner, Inc.	5.850%	5/1/17	9,400	9,129
	Verizon Communications Corp.	5.550%	2/15/16	9,650	9,389
	Verizon Florida, Inc.	6.125%	1/15/13	1,500	1,507
	Verizon Global Funding Corp.	6.875%	6/15/12	3,975	4,188
	Verizon Global Funding Corp.	7.375%	9/1/12	2,800	3,013
	Verizon Global Funding Corp.	4.900%	9/15/15	2,000	1,871
	Verizon Virginia, Inc.	4.625%	3/15/13	4,300	4,030
	Vodafone Group PLC	5.000%	12/16/13	3,050	2,903
	Vodafone Group PLC	5.375%	1/30/15	6,325	6,059

	Vodafone Group PLC	5.000%	9/15/15	2,900	2,703
	Vodafone Group PLC	5.750%	3/15/16	3,700	3,605
	Vodafone Group PLC	5.625%	2/27/17	3,000	2,871
	WPP Finance USA Corp.	5.875%	6/15/14	2,150	2,133

	Consumer Cyclical (2.7%)
	Brinker International	5.750%	6/1/14	1,700	1,606
2	CVS Caremark Corp.	6.302%	6/1/37	4,250	4,161
	CVS Corp.	4.875%	9/15/14	1,675	1,573
	CVS Corp.	6.125%	8/15/16	2,600	2,578
	CVS Corp.	5.750%	6/1/17	1,025	989
	Centex Corp.	5.450%	8/15/12	1,125	1,076
	Centex Corp.	5.125%	10/1/13	3,300	3,048
	Centex Corp.	5.700%	5/15/14	1,000	941
	Centex Corp.	6.500%	5/1/16	2,900	2,801
	Costco Wholesale Corp.	5.500%	3/15/17	3,950	3,847
	D.R. Horton, Inc.	5.375%	6/15/12	300	282
	D.R. Horton, Inc.	5.625%	9/15/14	1,000	923
	D.R. Horton, Inc.	5.250%	2/15/15	6,500	5,804
	D.R. Horton, Inc.	5.625%	1/15/16	750	679
	D.R. Horton, Inc.	6.500%	4/15/16	2,925	2,792
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	10,575	10,912
	Federated Retail Holding	5.900%	12/1/16	4,275	4,174
	Home Depot Inc.	5.250%	12/16/13	4,450	4,284
	Home Depot Inc.	5.400%	3/1/16	12,300	11,518
	ITT Corp.	7.375%	11/15/15	3,150	3,103
	J.C. Penney Co., Inc.	7.950%	4/1/17	1,650	1,835
	Johnson Controls, Inc.	4.875%	9/15/13	1,000	950
	Johnson Controls, Inc.	5.500%	1/15/16	3,000	2,896
	Lennar Corp.	5.950%	3/1/13	3,100	2,987
	Lennar Corp.	5.600%	5/31/15	3,375	3,114
	Limited Brands Inc.	5.250%	11/1/14	3,100	2,883
	Lowe’s Cos., Inc.	5.000%	10/15/15	4,275	4,054
	Lowe’s Cos., Inc.	5.400%	10/15/16	2,000	1,930
	MDC Holdings Inc.	5.500%	5/15/13	3,625	3,415
	Marriott International	4.625%	6/15/12	1,175	1,112
	Marriott International	6.200%	6/15/16	2,600	2,561
	Marriott International	6.375%	6/15/17	2,450	2,459
	May Department Stores Co.	5.750%	7/15/14	3,600	3,425
	McDonald’s Corp.	5.300%	3/15/17	750	719
	Pulte Homes, Inc.	6.250%	2/15/13	1,000	969
	Pulte Homes, Inc.	5.250%	1/15/14	2,750	2,511
	Pulte Homes, Inc.	5.200%	2/15/15	550	491
	Target Corp.	4.000%	6/15/13	6,020	5,526
	Target Corp.	5.875%	7/15/16	2,000	1,989
	The Walt Disney Co.	5.625%	9/15/16	5,375	5,318
	Time Warner, Inc.	9.125%	1/15/13	3,700	4,242
	Time Warner, Inc.	5.875%	11/15/16	7,150	6,954
	Toll Brothers, Inc.	6.875%	11/15/12	1,500	1,529
	Toll Brothers, Inc.	5.950%	9/15/13	1,000	973
	Toll Brothers, Inc.	5.150%	5/15/15	2,150	1,947
	Viacom Inc.	6.250%	4/30/16	6,800	6,693
	Wal-Mart Stores, Inc.	4.550%	5/1/13	3,750	3,563
	Wal-Mart Stores, Inc.	7.250%	6/1/13	2,300	2,478
	Wal-Mart Stores, Inc.	4.500%	7/1/15	7,025	6,488

	Wal-Mart Stores, Inc.	5.375%	4/5/17	4,900	4,766
	Western Union Co.	5.930%	10/1/16	3,800	3,709
	Wyndham Worldwide	6.000%	12/1/16	1,900	1,836
	Yum! Brands, Inc.	7.700%	7/1/12	1,100	1,182
	Yum! Brands, Inc.	6.250%	4/15/16	5,025	5,006

	Consumer Noncyclical (3.6%)
	Abbott Laboratories	4.350%	3/15/14	4,350	4,021
	Abbott Laboratories	5.875%	5/15/16	8,500	8,488
	Allergan Inc.	5.750%	4/1/16	3,300	3,270
	Altria Group, Inc.	7.000%	11/4/13	5,250	5,572
	AmerisourceBergen Corp.	5.625%	9/15/12	1,475	1,445
	AmerisourceBergen Corp.	5.875%	9/15/15	4,425	4,233
	Amgen Inc.	4.850%	11/18/14	4,125	3,851
3	Amgen Inc.	5.850%	6/1/17	1,400	1,381
	Anheuser-Busch Cos., Inc.	4.375%	1/15/13	3,275	3,059
	Anheuser-Busch Cos., Inc.	5.600%	3/1/17	1,725	1,684
	AstraZeneca PLC	5.400%	6/1/14	3,050	2,990
	Baxter International, Inc.	4.625%	3/15/15	3,150	2,912
	Baxter International, Inc.	5.900%	9/1/16	2,600	2,601
	Boston Scientific	5.450%	6/15/14	4,200	3,942
	Boston Scientific	5.500%	11/15/15	2,000	1,919
	Boston Scientific	6.400%	6/15/16	2,375	2,304
	Bottling Group LLC	4.625%	11/15/12	6,000	5,744
	Bottling Group LLC	5.000%	11/15/13	1,500	1,439
	Bottling Group LLC	5.500%	4/1/16	4,525	4,410
	Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,900	2,747
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,771
	Cardinal Health, Inc.	4.000%	6/15/15	2,200	1,913
3	Cardinal Health, Inc.	5.800%	10/15/16	1,250	1,225
3	Cardinal Health, Inc.	6.000%	6/15/17	3,000	2,977
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	2,800	3,182
	Clorox Co.	5.000%	1/15/15	4,200	3,967
	Coca-Cola HBC Finance	5.125%	9/17/13	2,400	2,326
	Diageo Capital PLC	5.500%	9/30/16	6,300	6,094
	Diageo Finance BV	5.300%	10/28/15	2,675	2,565
	Eli Lilly & Co.	5.200%	3/15/17	4,925	4,713
	Fisher Scientific International Inc.	6.125%	7/1/15	4,000	3,923
	Fortune Brands Inc.	5.375%	1/15/16	5,550	5,151
	Genentech Inc.	4.750%	7/15/15	2,900	2,716
	General Mills, Inc.	5.700%	2/15/17	5,225	5,091
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	8,075	7,482
	Hershey Foods Corp.	5.450%	9/1/16	2,100	2,045
	Hospira, Inc.	5.900%	6/15/14	675	658
	Hospira, Inc.	6.050%	3/30/17	2,000	1,969
	Johnson & Johnson	3.800%	5/15/13	3,000	2,766
	Kimberly-Clark Corp.	4.875%	8/15/15	1,025	958
	Kraft Foods, Inc.	6.250%	6/1/12	5,275	5,350
	Kraft Foods, Inc.	5.250%	10/1/13	7,250	6,961
	Kroger Co.	5.500%	2/1/13	275	267
	Kroger Co.	4.950%	1/15/15	6,825	6,289
	Laboratory Corp. of America	5.500%	2/1/13	2,500	2,402
	Laboratory Corp. of America	5.625%	12/15/15	1,250	1,203
	Mckesson Corp.	5.250%	3/1/13	3,825	3,730
	Mckesson Corp.	5.700%	3/1/17	1,000	966

	Medco Health Solutions	7.250%	8/15/13	3,500	3,670
	Medtronic Inc.	4.750%	9/15/15	3,200	2,966
	Merck & Co.	4.375%	2/15/13	2,975	2,791
	Merck & Co.	4.750%	3/1/15	3,475	3,249
	PepsiAmericas Inc.	4.875%	1/15/15	2,875	2,692
	PepsiAmericas Inc.	5.000%	5/15/17	750	698
	Pfizer, Inc.	4.500%	2/15/14	2,875	2,706
	Procter & Gamble Co.	4.950%	8/15/14	6,275	6,036
	Procter & Gamble Co.	4.850%	12/15/15	2,250	2,128
	Quest Diagnostic, Inc.	5.450%	11/1/15	3,200	3,009
	Quest Diagnostic, Inc.	6.400%	7/1/17	1,325	1,330
	Safeway, Inc.	5.800%	8/15/12	3,500	3,495
	Schering-Plough Corp.	5.550%	12/1/13	5,750	5,745
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	2,225	2,135
	Tyson Foods, Inc.	6.850%	4/1/16	2,950	3,021
	UST, Inc.	6.625%	7/15/12	1,600	1,660
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	3,350	3,109
	Wyeth	5.500%	3/15/13	13,950	13,875
	Wyeth	5.500%	2/1/14	7,175	7,062
	Wyeth	5.450%	4/1/17	1,250	1,207

	Energy (1.5%)
	Anadarko Petroleum Corp.	5.950%	9/15/16	10,050	9,817
	Apache Corp.	5.250%	4/15/13	1,825	1,789
	Apache Corp.	5.625%	1/15/17	2,575	2,512
	Canadian Natural Resources	4.900%	12/1/14	2,950	2,757
	Canadian Natural Resources	6.000%	8/15/16	3,350	3,328
	Canadian Natural Resources	5.700%	5/15/17	4,450	4,298
	ConocoPhillips Canada	5.625%	10/15/16	14,225	14,012
	Diamond Offshore Drilling	4.875%	7/1/15	2,050	1,901
	Encana Corp.	4.750%	10/15/13	1,125	1,061
	Encana Holdings Finance Corp.	5.800%	5/1/14	5,575	5,548
	Global Santa Fe	5.000%	2/15/13	1,000	952
	Husky Energy Inc.	6.250%	6/15/12	2,225	2,271
	Marathon Oil Corp.	6.000%	7/1/12	4,300	4,366
	Nexen, Inc.	5.050%	11/20/13	3,000	2,851
	Nexen, Inc.	5.650%	5/15/17	1,850	1,780
	Petro-Canada	4.000%	7/15/13	1,800	1,633
	Petro-Canada Financial Partnership	5.000%	11/15/14	3,375	3,179
	Questar Market Resources	6.050%	9/1/16	600	601
	Shell International Finance	5.200%	3/22/17	2,775	2,663
	Sunoco, Inc.	4.875%	10/15/14	950	872
	Sunoco, Inc.	5.750%	1/15/17	2,075	1,983
	Talisman Energy, Inc.	5.125%	5/15/15	2,150	2,025
	Valero Energy Corp.	4.750%	6/15/13	4,500	4,234
	Valero Energy Corp.	6.125%	6/15/17	4,000	3,979
	Weatherford International Inc.	5.500%	2/15/16	3,000	2,866
3	Weatherford International Inc.	6.350%	6/15/17	2,300	2,326
	XTO Energy, Inc.	6.250%	4/15/13	3,775	3,855
	XTO Energy, Inc.	4.900%	2/1/14	2,750	2,597
	XTO Energy, Inc.	5.000%	1/31/15	400	375
	XTO Energy, Inc.	5.300%	6/30/15	1,625	1,548

	Technology (1.2%)
	Arrow Electronics, Inc.	6.875%	7/1/13	1,000	1,035
	Avnet Inc.	6.625%	9/15/16	3,000	3,030

	Cisco Systems Inc.	5.500%	2/22/16	15,875	15,486
	Computer Sciences Corp.	5.000%	2/15/13	600	566
	Electronic Data Systems	6.500%	8/1/13	4,075	4,029
	Equifax Inc.	6.300%	7/1/17	650	651
	First Data Corp.	4.850%	10/1/14	2,254	2,156
	First Data Corp.	4.950%	6/15/15	2,500	2,407
	Harris Corp.	5.000%	10/1/15	1,425	1,315
	Hewlett-Packard Co.	6.500%	7/1/12	2,500	2,604
	Hewlett-Packard Co.	5.400%	3/1/17	2,750	2,659
	International Business Machines Corp.	4.750%	11/29/12	975	940
	International Business Machines Corp.	7.500%	6/15/13	6,600	7,172
	Intuit Inc.	5.750%	3/15/17	4,725	4,536
	National Semiconductor	6.600%	6/15/17	2,325	2,363
	Oracle Corp.	5.250%	1/15/16	10,175	9,747
	Pitney Bowes, Inc.	4.625%	10/1/12	250	238
	Pitney Bowes, Inc.	3.875%	6/15/13	1,500	1,359
	Pitney Bowes, Inc.	4.875%	8/15/14	6,075	5,709
	Pitney Bowes, Inc.	4.750%	1/15/16	750	689
	Science Applications International Corp.	6.250%	7/1/12	1,000	1,016
	Xerox Corp.	7.625%	6/15/13	2,275	2,372
	Xerox Corp.	6.400%	3/15/16	5,700	5,716
	Xerox Corp.	6.750%	2/1/17	1,850	1,895

	Transportation (0.5%)
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	5,000	5,035
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	1,550	1,494
	CSX Corp.	5.600%	5/1/17	2,500	2,415
	Canadian National Railway Co.	4.400%	3/15/13	2,000	1,880
	Canadian National Railway Co.	5.800%	6/1/16	1,950	1,949
	Continental Airlines, Inc.	6.563%	2/15/12	500	518
	Norfolk Southern Corp.	5.257%	9/17/14	3,095	2,956
	Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,643
	Ryder System Inc.	5.850%	3/1/14	1,350	1,327
	Ryder System Inc.	5.850%	11/1/16	1,000	959
	Southwest Airlines Co.	5.250%	10/1/14	2,000	1,886
	Southwest Airlines Co.	5.750%	12/15/16	1,300	1,238
	Southwest Airlines Co.	5.125%	3/1/17	650	587
	Union Pacific Corp.	4.875%	1/15/15	2,000	1,867
	Union Pacific Corp.	7.000%	2/1/16	550	585
2	United Air Lines Inc.	6.636%	7/2/22	2,050	2,066

	Other (0.1%)
	Black & Decker Corp.	5.750%	11/15/16	1,925	1,874
	Cooper Industries, Inc.	5.250%	11/15/12	1,400	1,373
	Dover Corp.	4.875%	10/15/15	2,400	2,252
					1,115,303
Utilities (3.9%)
	Electric (2.7%)
	American Electric Power Co., Inc.	5.250%	6/1/15	1,850	1,785
	Arizona Public Service Co.	5.800%	6/30/14	500	493
	Arizona Public Service Co.	4.650%	5/15/15	3,825	3,497
3	Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,236
	Carolina Power & Light Co.	6.500%	7/15/12	1,850	1,920

	Carolina Power & Light Co.	5.125%	9/15/13	6,920	6,712
	Carolina Power & Light Co.	5.250%	12/15/15	3,000	2,909
	CenterPoint Energy Houston	5.700%	3/15/13	4,000	3,994
	CenterPoint Energy Houston	5.750%	1/15/14	500	498
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	3,900	3,907
	Cleveland Electric Illumination Co.	5.650%	12/15/13	500	491
	Commonwealth Edison Co.	4.700%	4/15/15	700	639
	Consolidated Edison Co. of New York	4.875%	2/1/13	5,000	4,801
	Consolidated Edison Co. of New York	5.500%	9/15/16	1,850	1,801
	Constellation Energy Group, Inc.	4.550%	6/15/15	3,750	3,392
	Consumers Energy Co.	5.375%	4/15/13	2,500	2,454
	Consumers Energy Co.	5.500%	8/15/16	3,425	3,309
	Dayton Power & Light	5.125%	10/1/13	1,875	1,817
	Dominion Resources, Inc.	6.250%	6/30/12	4,000	4,135
	Dominion Resources, Inc.	5.000%	3/15/13	1,500	1,440
	Dominion Resources, Inc.	5.150%	7/15/15	7,925	7,508
	Duke Energy Corp.	5.625%	11/30/12	2,000	2,004
	Empresa Nacional Electric	8.350%	8/1/13	2,125	2,364
	Energy East Corp.	6.750%	6/15/12	1,750	1,822
	Exelon Corp.	4.900%	6/15/15	3,425	3,162
	Exelon Generation Co. LLC	5.350%	1/15/14	1,000	963
2	FPL Group Capital, Inc.	6.350%	10/1/66	1,825	1,772
2	FPL Group Capital, Inc.	6.650%	6/17/67	1,700	1,677
	Florida Power & Light Co.	4.850%	2/1/13	3,000	2,906
	Florida Power Corp.	4.800%	3/1/13	3,000	2,883
	Georgia Power Co.	5.700%	6/1/17	1,000	987
	Jersey Central Power & Light	5.625%	5/1/16	3,675	3,573
3	Jersey Central Power & Light	5.650%	6/1/17	1,250	1,214
	Metropolitan Edison	4.875%	4/1/14	1,000	939
	MidAmerican Energy Co.	5.650%	7/15/12	1,900	1,902
	MidAmerican Energy Co.	5.125%	1/15/13	4,000	3,896
	MidAmerican Energy Co.	5.950%	7/15/17	925	926
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	3,000	3,026
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	573
	NStar Electric Co.	4.875%	10/15/12	1,925	1,872
	NStar Electric Co.	4.875%	4/15/14	2,350	2,241
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,000	1,892
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	2,150	2,083
	NiSource Finance Corp.	6.150%	3/1/13	2,500	2,529
	NiSource Finance Corp.	5.400%	7/15/14	1,025	984
	Northern States Power Co.	8.000%	8/28/12	2,500	2,771
	Ohio Edison	6.400%	7/15/16	1,200	1,228
	Ohio Power Co.	5.500%	2/15/13	2,000	1,985
	Ohio Power Co.	6.000%	6/1/16	2,425	2,434
	Oncor Electric Delivery Co.	6.375%	1/15/15	175	178
	PPL Energy Supply LLC	6.200%	5/15/16	5,500	5,442
	PSE&G Power LLC	6.950%	6/1/12	6,225	6,521
	PSE&G Power LLC	5.500%	12/1/15	1,250	1,203
	PSI Energy Inc.	5.000%	9/15/13	1,125	1,078
	PSI Energy Inc.	6.050%	6/15/16	1,500	1,505
	Pacific Gas & Electric Co.	4.800%	3/1/14	6,800	6,418
	Pepco Holdings, Inc.	6.450%	8/15/12	3,425	3,505
	Public Service Co. of Colorado	7.875%	10/1/12	4,775	5,257
	Public Service Co. of Colorado	5.500%	4/1/14	1,000	987
	Public Service Electric & Gas	5.375%	9/1/13	2,000	1,953

	Southern California Edison Co.	5.000%	1/15/14	2,000	1,916
	Southern California Edison Co.	4.650%	4/1/15	2,625	2,441
	Southern California Edison Co.	5.000%	1/15/16	925	879
	Southern Power Co.	6.250%	7/15/12	5,130	5,267
	Southern Power Co.	4.875%	7/15/15	1,125	1,046
	Southwestern Electric Power	5.550%	1/15/17	1,500	1,437
	TXU Energy Co.	7.000%	3/15/13	4,250	4,394
	Tampa Electric Co.	6.875%	6/15/12	1,000	1,050
	Transalta Corp.	6.750%	7/15/12	125	128
	Union Electric Co.	5.400%	2/1/16	300	287
	Virginia Electric & Power Co.	5.400%	1/15/16	4,450	4,307
2	Wisconsin Energy Corp.	6.250%	5/15/67	1,700	1,623

	Natural Gas (1.2%)
	Atmos Energy Corp.	5.125%	1/15/13	2,000	1,909
	Atmos Energy Corp.	4.950%	10/15/14	3,400	3,171
	Boardwalk Pipelines LLC	5.500%	2/1/17	3,725	3,553
	CenterPoint Energy Resources	7.875%	4/1/13	4,250	4,640
	CenterPoint Energy Resources	6.150%	5/1/16	1,350	1,348
	Consolidated Natural Gas	5.000%	12/1/14	3,125	2,961
	Duke Capital Corp.	6.250%	2/15/13	2,150	2,177
	Duke Capital Corp.	5.500%	3/1/14	1,000	968
	Duke Capital Corp.	5.668%	8/15/14	1,000	976
3	El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,653
	Enbridge Inc.	5.600%	4/1/17	4,050	3,901
	Energy Transfer Partners LP	5.650%	8/1/12	1,950	1,928
	Energy Transfer Partners LP	5.950%	2/1/15	3,275	3,227
	Energy Transfer Partners LP	6.125%	2/15/17	850	840
	Enterprise Products Operating LP	5.600%	10/15/14	4,750	4,624
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	2,200	2,077
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	2,850	2,673
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	980
	Magellan Midstream Partners, LP	5.650%	10/15/16	650	627
	National Grid PLC	6.300%	8/1/16	4,275	4,365
	ONEOK Inc.	5.200%	6/15/15	3,100	2,929
	ONEOK Partners, LP	6.150%	10/1/16	5,125	5,126
3	Plains All American Pipeline LP	6.125%	1/15/17	2,500	2,468
	San Diego Gas & Electric	5.300%	11/15/15	300	293
	Sempra Energy	6.000%	2/1/13	1,925	1,942
3	Southern Natural Gas	5.900%	4/1/17	6,525	6,343
	Texas Gas Transmission	4.600%	6/1/15	500	455
	Trans-Canada Pipelines	4.000%	6/15/13	3,000	2,752
2	Trans-Canada Pipelines	6.350%	5/15/67	4,150	3,964
	Valero Logistics	6.050%	3/15/13	2,000	1,996
					252,034
Total Corporate Bonds
(Cost $2,660,211)					2,587,007
Sovereign Bonds (U.S. Dollar-Denominated) (6.8%)
	Asian Development Bank	4.500%	9/4/12	6,500	6,283
	Asian Development Bank	6.640%	5/27/14	521	559
	Asian Development Bank	5.500%	6/27/16	2,900	2,917
	Asian Development Bank	5.250%	6/12/17	2,300	2,271
	China Development Bank	4.750%	10/8/14	2,700	2,541

China Development Bank	5.000%	10/15/15	3,450	3,287
Corp. Andina de Fomento	5.200%	5/21/13	3,500	3,395
Corp. Andina de Fomento	5.750%	1/12/17	950	927
Development Bank of Japan	4.250%	6/9/15	2,325	2,149
Development Bank of Japan	5.125%	2/1/17	1,700	1,661
Eksportfinans	5.500%	5/25/16	6,875	6,896
Eksportfinans	5.500%	6/26/17	1,600	1,596
European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,329
European Investment Bank	4.625%	5/15/14	12,350	11,783
European Investment Bank	4.875%	2/16/16	9,250	8,897
European Investment Bank	5.125%	9/13/16	12,050	11,782
European Investment Bank	4.875%	1/17/17	10,775	10,331
European Investment Bank	5.125%	5/30/17	7,900	7,732
Export-Import Bank of Korea	5.125%	3/16/15	4,800	4,571
Financement Quebec	5.000%	10/25/12	2,000	1,961
Inter-American Development Bank	4.375%	9/20/12	6,500	6,232
Inter-American Development Bank	4.500%	9/15/14	3,000	2,859
Inter-American Development Bank	4.250%	9/14/15	9,420	8,719
Inter-American Development Bank	5.125%	9/13/16	3,700	3,628
International Bank for
Reconstruction & Development	3.625%	5/21/13	2,500	2,319
International Bank for
Reconstruction & Development	5.000%	4/1/16	4,375	4,241
Japan Finance Corp.	4.625%	4/21/15	5,600	5,297
Korea Development Bank	5.750%	9/10/13	6,675	6,716
Korea Electric Power	7.750%	4/1/13	2,300	2,548
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	6,475	6,000
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	24,975	24,578
Landwirtschaftliche Rentenbank	5.250%	7/2/12	4,200	4,194
Landwirtschaftliche Rentenbank	4.875%	11/16/15	2,025	1,957
Landwirtschaftliche Rentenbank	5.125%	2/1/17	7,500	7,350
Nordic Investment Bank	5.000%	2/1/17	3,000	2,921
Oesterreichische Kontrollbank	4.500%	3/9/15	2,600	2,461
Oesterreichische Kontrollbank	4.875%	2/16/16	5,000	4,816
Oesterreichische Kontrollbank	5.000%	4/25/17	2,750	2,666
Ontario Hydro Electric	7.450%	3/31/13	3,000	3,293
Pemex Project Funding Master Trust	7.375%	12/15/14	4,825	5,228
Pemex Project Funding Master Trust	5.750%	12/15/15	11,515	11,285
People’s Republic of China	4.750%	10/29/13	5,000	4,833
Petrobras International Finance	6.125%	10/6/16	6,975	6,806
Province of Manitoba	7.500%	2/22/10	1,000	1,053
Province of Ontario	4.750%	1/19/16	16,725	15,950
Province of Ontario	5.450%	4/27/16	7,100	7,107
Province of Quebec	4.875%	5/5/14	5,500	5,324
Province of Quebec	4.600%	5/26/15	4,800	4,513
Province of Quebec	5.000%	3/1/16	2,000	1,926
Province of Quebec	5.125%	11/14/16	9,675	9,381
Province of Saskatchewan	7.375%	7/15/13	1,000	1,096
Quebec Hydro Electric	8.000%	2/1/13	4,500	5,012
Quebec Hydro Electric	7.500%	4/1/16	2,500	2,802
Republic of Chile	5.500%	1/15/13	4,450	4,425
Republic of Hungary	4.750%	2/3/15	7,350	6,840
Republic of Italy	5.625%	6/15/12	11,925	12,034
Republic of Italy	4.750%	1/25/16	17,575	16,668
Republic of Italy	5.250%	9/20/16	24,500	24,016

Republic of Italy	5.375%	6/12/17	7,000	6,925
Republic of Korea	4.250%	6/1/13	10,725	10,015
Republic of Korea	4.875%	9/22/14	250	239
Republic of Poland	6.250%	7/3/12	5,875	6,040
Republic of Poland	5.250%	1/15/14	4,700	4,598
Republic of Poland	5.000%	10/19/15	4,500	4,298
Republic of South Africa	6.500%	6/2/14	2,225	2,303
State of Israel	4.625%	6/15/13	3,550	3,439
State of Israel	5.125%	3/1/14	2,000	1,937
State of Israel	5.500%	11/9/16	4,025	3,940
Swedish Export Credit Corp.	5.125%	3/1/17	3,000	2,926
United Mexican States	6.375%	1/16/13	6,574	6,781
United Mexican States	5.875%	1/15/14	9,325	9,367
United Mexican States	6.625%	3/3/15	14,200	14,917
United Mexican States	11.375%	9/15/16	1,725	2,387
United Mexican States	5.625%	1/15/17	11,175	10,940
Total Sovereign Bonds
(Cost $446,236)	435,014
Taxable Municipal Bond (0.0%)
Wisconsin Public Service Rev.
(Cost $1,347)	4.800%	5/1/13	1,350	1,309

Shares
Temporary Cash Investment (0.7%)
Vanguard Market Liquidity Fund, 5.281%
4	(Cost $41,807)	41,807,274	41,807
Total Investments (99.3%)
(Cost $6,460,610)	6,323,716
Other Assets and Liabilities—Net (0.7%)	42,591
Net Assets (100%)	6,366,307

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $58,999,000, representing 0.9% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2007
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (50.7%)
U.S. Government Securities (43.9%)
	U.S. Treasury Bond	4.000%	2/15/15	750	702
	U.S. Treasury Bond	11.250%	2/15/15	115	160
	U.S. Treasury Bond	7.250%	5/15/16	150	173
	U.S. Treasury Bond	8.750%	5/15/17	19,765	25,330
	U.S. Treasury Bond	8.875%	8/15/17	41,065	53,218
	U.S. Treasury Bond	8.875%	2/15/19	10,890	14,407
	U.S. Treasury Bond	8.125%	8/15/19	15,655	19,796
	U.S. Treasury Bond	8.500%	2/15/20	37,250	48,623
	U.S. Treasury Bond	8.750%	5/15/20	34,250	45,622
	U.S. Treasury Bond	8.750%	8/15/20	68,900	92,025
	U.S. Treasury Bond	7.875%	2/15/21	42,955	54,070
	U.S. Treasury Bond	8.125%	5/15/21	2,165	2,784
	U.S. Treasury Bond	8.125%	8/15/21	57,900	74,655
	U.S. Treasury Bond	8.000%	11/15/21	32,195	41,204
	U.S. Treasury Bond	7.250%	8/15/22	9,860	11,938
	U.S. Treasury Bond	7.625%	11/15/22	33,775	42,309
	U.S. Treasury Bond	7.125%	2/15/23	60,000	72,056
	U.S. Treasury Bond	6.250%	8/15/23	50	56
	U.S. Treasury Bond	7.500%	11/15/24	300	377
	U.S. Treasury Bond	7.625%	2/15/25	42,650	54,332
	U.S. Treasury Bond	6.875%	8/15/25	22,175	26,426
	U.S. Treasury Bond	6.000%	2/15/26	375	410
	U.S. Treasury Bond	6.750%	8/15/26	48,615	57,540
	U.S. Treasury Bond	6.500%	11/15/26	800	925
	U.S. Treasury Bond	6.625%	2/15/27	33,730	39,528
	U.S. Treasury Bond	6.375%	8/15/27	46,590	53,295
	U.S. Treasury Bond	6.125%	11/15/27	250	279
	U.S. Treasury Bond	5.500%	8/15/28	12,225	12,689
	U.S. Treasury Bond	5.250%	11/15/28	670	675
	U.S. Treasury Bond	5.250%	2/15/29	825	831
	U.S. Treasury Bond	6.125%	8/15/29	5,855	6,569
	U.S. Treasury Bond	6.250%	5/15/30	38,305	43,793
	U.S. Treasury Bond	5.375%	2/15/31	97,220	99,878
	U.S. Treasury Bond	4.500%	2/15/36	41,905	37,957
	U.S. Treasury Bond	4.750%	2/15/37	1,445	1,363
	U.S. Treasury Note	3.250%	1/15/09	2,000	1,951
	U.S. Treasury Note	4.500%	2/15/09	900	894
	U.S. Treasury Note	4.250%	11/15/13	650	626
	U.S. Treasury Note	4.000%	2/15/14	150	142
	U.S. Treasury Note	4.250%	11/15/14	775	739
	U.S. Treasury Note	5.125%	5/15/16	200	201
					1,040,548
Agency Bonds and Notes (6.8%)
1	Federal Home Loan Bank	5.375%	5/15/19	7,250	7,156
1	Federal Home Loan Bank	5.125%	8/15/19	500	482
1	Federal Home Loan Bank	5.250%	12/11/20	6,000	5,828
1	Federal Home Loan Bank	5.625%	6/11/21	2,500	2,524
1	Federal Home Loan Bank	5.625%	3/14/36	1,000	1,001
1	Federal Home Loan Bank	5.500%	7/15/36	3,500	3,437
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	7,150	6,685
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	8,799
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,700	19,163

1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	10,175	11,051
1	Federal National Mortgage Assn.	0.000%	10/9/19	8,300	4,197
1	Federal National Mortgage Assn.	6.250%	5/15/29	7,850	8,524
1	Federal National Mortgage Assn.	7.125%	1/15/30	13,475	16,134
1	Federal National Mortgage Assn.	7.250%	5/15/30	15,435	18,819
1	Federal National Mortgage Assn.	6.625%	11/15/30	15,100	17,068
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,087
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,378
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	5,325	5,294
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	2,877
1	Tennessee Valley Auth.	6.250%	12/15/17	2,600	2,752
1	Tennessee Valley Auth.	6.750%	11/1/25	4,500	5,102
1	Tennessee Valley Auth.	7.125%	5/1/30	3,250	3,853
1	Tennessee Valley Auth.	4.650%	6/15/35	2,825	2,453
1	Tennessee Valley Auth.	5.880%	4/1/36	1,000	1,027
1	Tennessee Valley Auth.	6.150%	1/15/38	2,450	2,640
1	Tennessee Valley Auth.	5.375%	4/1/56	1,850	1,773
					161,104
Total U.S. Government and Agency Obligations
(Cost $1,205,287)					1,201,652
Corporate Bonds (42.5%)
Asset-Backed Securities (0.1%)
[2,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	512
2	PSE&G Transition Funding LLC	6.890%	12/15/17	2,500	2,705
					3,217
Finance (11.3%)
	Banking (5.3%)
	ABN AMRO Bank NV	4.650%	6/4/18	2,250	2,047
	Abbey National PLC	7.950%	10/26/29	3,925	4,737
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,242
	BAC Capital Trust XI	6.625%	5/23/36	2,075	2,116
	BB&T Corp.	4.900%	6/30/17	3,225	2,981
	BB&T Corp.	5.250%	11/1/19	1,000	934
	BB&T Corp.	6.750%	6/7/36	925	957
	Banc One Corp.	7.750%	7/15/25	2,000	2,305
	Banc One Corp.	7.625%	10/15/26	4,350	5,024
	Bank of America Corp.	4.375%	12/1/10	900	874
	Bank of America Corp.	5.375%	8/15/11	2,225	2,213
	Bank of America Corp.	5.375%	6/15/14	600	590
	Bank of America Corp.	5.125%	11/15/14	575	555
	Bank of America Corp.	5.625%	3/8/35	4,975	4,459
	Bank of America Corp.	6.000%	10/15/36	3,825	3,706
2	Barclays Bank PLC	6.278%	12/29/49	750	690
	Citigroup, Inc.	3.500%	2/1/08	1,000	990
	Citigroup, Inc.	6.625%	6/15/32	2,750	2,908
	Citigroup, Inc.	5.875%	2/22/33	3,750	3,557
	Citigroup, Inc.	6.000%	10/31/33	2,200	2,137
	Citigroup, Inc.	5.850%	12/11/34	2,300	2,220
	Citigroup, Inc.	6.125%	8/25/36	5,625	5,522
	Citigroup, Inc.	5.875%	5/29/37	1,375	1,325
	Comerica Bank	5.200%	8/22/17	2,450	2,274

	Compass Bank	5.900%	4/1/26	1,075	1,023
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,100	2,371
	Fifth Third Bank	4.500%	6/1/18	1,550	1,369
	First Union Institutional Capital I	8.040%	12/1/26	500	521
	Fleet Capital Trust II	7.920%	12/11/26	1,150	1,196
	Fleet Financial Group, Inc.	6.875%	1/15/28	400	424
	HSBC Bank USA	5.875%	11/1/34	4,100	3,930
	HSBC Bank USA	5.625%	8/15/35	5,050	4,602
	HSBC Holdings PLC	7.625%	5/17/32	1,050	1,219
	HSBC Holdings PLC	7.350%	11/27/32	200	223
	HSBC Holdings PLC	6.500%	5/2/36	1,575	1,625
	JP Morgan Chase Capital XXII	6.450%	2/2/37	2,650	2,519
	JPM Capital Trust	6.550%	9/29/36	3,375	3,314
	JPMorgan Capital Trust	5.875%	3/15/35	2,350	2,159
	JPMorgan Chase & Co.	3.625%	5/1/08	500	492
	JPMorgan Chase & Co.	5.850%	8/1/35	425	389
	Key Bank NA	6.950%	2/1/28	1,693	1,800
	NB Capital Trust IV	8.250%	4/15/27	400	416
	National City Corp.	6.875%	5/15/19	1,700	1,817
	NationsBank Corp.	6.800%	3/15/28	375	400
	PNC Bank NA	4.875%	9/21/17	1,500	1,382
	Regions Bank	6.450%	6/26/37	2,000	2,008
2	Regions Financial Corp.	6.625%	5/1/77	1,550	1,494
2	Royal Bank of Scotland Group PLC	7.648%	8/29/49	5,375	5,960
	State Street Capital Trust	5.250%	10/15/18	1,000	941
	SunTrust Banks, Inc.	5.450%	12/1/17	1,350	1,292
	SunTrust Capital II	7.900%	6/15/27	750	775
2	Suntrust Capital	6.100%	12/1/66	1,650	1,519
	Swiss Bank Corp.	7.000%	10/15/15	1,000	1,076
	Swiss Bank Corp.	7.375%	6/15/17	550	613
	Synovus Financial Corp.	5.125%	6/15/17	750	704
	Wachovia Bank NA	5.850%	2/1/37	3,600	3,434
	Wachovia Corp.	6.605%	10/1/25	725	761
3	Wachovia Corp.	8.000%	12/15/26	2,300	2,391
	Wachovia Corp.	7.500%	4/15/35	150	175
	Wachovia Corp.	5.500%	8/1/35	4,000	3,585
	Wachovia Corp.	6.550%	10/15/35	125	130
	Washington Mutual Bank	6.750%	5/20/36	100	103
	Washington Mutual, Inc.	5.250%	9/15/17	3,025	2,826
	Wells Fargo & Co.	5.375%	2/7/35	2,450	2,229
	Wells Fargo Bank NA	5.950%	8/26/36	1,850	1,792
	Wells Fargo Capital X	5.950%	12/15/36	1,650	1,535

	Brokerage (1.8%)
	Bear Stearns Co., Inc.	4.650%	7/2/18	1,575	1,395
	Goldman Sachs Group, Inc.	5.950%	1/15/27	4,600	4,360
	Goldman Sachs Group, Inc.	6.125%	2/15/33	5,450	5,241
	Goldman Sachs Group, Inc.	6.345%	2/15/34	7,025	6,707
	Jefferies Group Inc.	6.450%	6/8/27	1,500	1,480
	Jefferies Group Inc.	6.250%	1/15/36	1,400	1,335
	Lehman Brothers Holdings, Inc.	5.875%	11/15/17	1,425	1,402
2	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	1,550	1,460
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	625	649
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	4,075	4,364
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	4,575	4,469

	Merrill Lynch & Co., Inc.	6.110%	1/29/37	3,750	3,535
	Morgan Stanley Dean Witter	6.250%	8/9/26	2,525	2,508
	Morgan Stanley Dean Witter	7.250%	4/1/32	2,025	2,253

	Finance Companies (1.0%)
	CIT Group, Inc.	6.000%	4/1/36	2,800	2,608
	Capital One Capital III	7.686%	8/15/36	1,700	1,755
	Capital One Capital IV	6.745%	2/17/37	1,100	1,036
	General Electric Capital Corp.	6.750%	3/15/32	15,450	16,781
	SLM Corp.	5.625%	8/1/33	1,950	1,502

	Insurance (3.1%)
	ACE Capital Trust II	9.700%	4/1/30	850	1,105
	AEGON Funding Corp.	5.750%	12/15/20	1,000	983
	AXA SA	8.600%	12/15/30	3,700	4,484
	Aetna, Inc.	6.625%	6/15/36	2,350	2,400
	Allstate Corp.	6.125%	12/15/32	1,250	1,236
	Allstate Corp.	5.350%	6/1/33	1,950	1,719
	Allstate Corp.	5.550%	5/9/35	1,500	1,358
	Allstate Corp.	5.950%	4/1/36	925	882
2	Allstate Corp.	6.500%	5/15/57	1,050	997
	Ambac, Inc.	5.950%	12/5/35	1,050	1,004
	Ambac, Inc.	6.150%	2/15/37	800	722
	American General Capital II	8.500%	7/1/30	850	1,072
	American International Group, Inc.	6.250%	5/1/36	3,075	3,107
	American International Group, Inc.	6.250%	3/15/37	2,425	2,276
	Aon Capital Trust	8.205%	1/1/27	1,075	1,145
	Arch Capital Group Ltd.	7.350%	5/1/34	625	661
	Assurant, Inc.	6.750%	2/15/34	1,200	1,225
	CIGNA Corp.	7.875%	5/15/27	500	577
	CIGNA Corp.	6.150%	11/15/36	2,000	1,908
	Chubb Corp.	6.000%	5/11/37	1,625	1,549
	Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,065
	Cincinnati Financial Corp.	6.125%	11/1/34	850	823
	Endurance Specialty Holdings	7.000%	7/15/34	700	685
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	411
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,850	1,976
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	463
	Genworth Financial, Inc.	6.500%	6/15/34	825	849
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	650	625
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,200	1,161
	Humana Inc.	6.300%	8/1/18	750	745
	Lincoln National Corp.	6.150%	4/7/36	1,475	1,449
	Loews Corp.	6.000%	2/1/35	800	740
	MBIA, Inc.	5.700%	12/1/34	1,000	883
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	1,500	1,302
	MetLife, Inc.	6.500%	12/15/32	3,250	3,361
	MetLife, Inc.	6.375%	6/15/34	2,325	2,341
	MetLife, Inc.	6.400%	12/15/36	1,950	1,809
	Nationwide Financial Services	6.750%	5/15/37	1,000	947
	Principal Financial Group, Inc.	6.050%	10/15/36	1,700	1,645
	Progressive Corp.	6.625%	3/1/29	1,625	1,724
	Prudential Financial, Inc.	5.750%	7/15/33	1,000	936
	Prudential Financial, Inc.	5.400%	6/13/35	1,000	887
	Prudential Financial, Inc.	5.900%	3/17/36	1,500	1,415

	Prudential Financial, Inc.	5.700%	12/14/36	950	870
	St. Paul Travelers Cos., Inc.	6.750%	6/20/36	1,000	1,046
	Travelers Cos. Inc.	6.250%	6/15/37	2,400	2,336
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,495
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,300	1,195
3	UnitedHealth Group, Inc.	6.500%	6/15/37	1,200	1,209
	WellPoint Inc.	5.950%	12/15/34	1,300	1,199
	WellPoint Inc.	5.850%	1/15/36	1,975	1,802
	WellPoint Inc.	6.375%	6/15/37	1,700	1,678
	XL Capital Ltd.	6.375%	11/15/24	1,150	1,127
	XL Capital Ltd.	6.250%	5/15/27	1,450	1,386

	Real Estate Investment Trusts (0.1%)
	ERP Operating LP	5.750%	6/15/17	1,750	1,715

	Other (0.0%)
	J. Paul Getty Trust	5.875%	10/1/33	750	719
					266,166
Industrial (25.2%)
	Basic Industry (1.9%)
	Alcan, Inc.	7.250%	3/15/31	1,250	1,309
	Alcan, Inc.	6.125%	12/15/33	1,075	1,004
	Alcoa, Inc.	5.870%	2/23/22	1,250	1,184
	Alcoa, Inc.	5.900%	2/1/27	3,175	2,955
	Alcoa, Inc.	5.950%	2/1/37	1,250	1,166
	Aluminum Co. of America	6.750%	1/15/28	850	846
	BHP Finance USA Ltd.	6.420%	3/1/26	1,500	1,526
	Dow Chemical Co.	7.375%	11/1/29	2,525	2,739
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,210
	Eastman Chemical Co.	7.250%	1/15/24	1,300	1,344
	Eastman Chemical Co.	7.600%	2/1/27	300	322
	Inco Ltd.	7.200%	9/15/32	1,050	1,112
	Lubrizol Corp.	6.500%	10/1/34	1,400	1,358
	Monsanto Co.	5.500%	8/15/25	1,350	1,237
	Newmont Mining	5.875%	4/1/35	1,100	977
	Noranda, Inc.	5.500%	6/15/17	1,250	1,201
	Placer Dome, Inc.	6.450%	10/15/35	700	692
	Potash Corp. of Saskatchewan	5.875%	12/1/36	1,750	1,646
	Reliance Steel & Aluminum	6.850%	11/15/36	350	346
2	Rohm & Haas Co.	9.800%	4/15/20	358	431
	Rohm & Haas Co.	7.850%	7/15/29	1,950	2,236
	Southern Copper Corp.	7.500%	7/27/35	2,500	2,675
	Teck Cominco Ltd.	6.125%	10/1/35	1,800	1,671
	US Steel Corp.	6.050%	6/1/17	1,000	975
	Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,421
	Vale Overseas Ltd.	6.875%	11/21/36	5,975	5,975
	Westvaco Corp.	8.200%	1/15/30	575	606
	Westvaco Corp.	7.950%	2/15/31	400	420
	Weyerhaeuser Co.	6.950%	8/1/17	280	287
	Weyerhaeuser Co.	8.500%	1/15/25	600	676
	Weyerhaeuser Co.	7.375%	3/15/32	3,875	3,943

Capital Goods (2.1%)
Boeing Co.	8.750%	8/15/21	300	383
Boeing Co.	8.750%	9/15/31	850	1,138
Boeing Co.	6.125%	2/15/33	925	948
Boeing Co.	6.625%	2/15/38	1,050	1,146
CRH America Inc.	6.400%	10/15/33	750	715
Caterpillar, Inc.	6.625%	7/15/28	1,575	1,660
Caterpillar, Inc.	7.300%	5/1/31	1,200	1,361
Caterpillar, Inc.	6.050%	8/15/36	1,000	986
Caterpillar, Inc.	6.950%	5/1/42	1,425	1,568
Deere & Co.	8.100%	5/15/30	1,000	1,237
Deere & Co.	7.125%	3/3/31	700	783
Emerson Electric Co.	4.500%	5/1/13	600	567
Emerson Electric Co.	6.000%	8/15/32	400	398
Goodrich Corp.	6.800%	7/1/36	1,000	1,035
Honeywell International, Inc.	5.700%	3/15/36	2,100	1,941
Honeywell International, Inc.	5.700%	3/15/37	1,000	922
Lafarge SA	7.125%	7/15/36	2,225	2,354
Lockheed Martin Corp.	7.750%	5/1/26	150	174
Lockheed Martin Corp.	6.150%	9/1/36	4,600	4,586
Masco Corp.	7.750%	8/1/29	150	156
Masco Corp.	6.500%	8/15/32	1,275	1,165
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	500	524
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	1,975	1,903
Northrop Grumman Corp.	7.750%	2/15/31	4,300	5,114
Owens Corning, Inc.	7.000%	12/1/36	900	884
PACTIV Corp.	7.950%	12/15/25	1,000	1,075
Raytheon Co.	6.400%	12/15/18	500	521
Raytheon Co.	7.200%	8/15/27	400	448
Raytheon Co.	7.000%	11/1/28	1,000	1,100
Republic Services, Inc.	6.086%	3/15/35	225	206
TRW, Inc.	7.750%	6/1/29	250	295
Tyco International Group SA	7.000%	6/15/28	2,675	3,036
USA Waste Services, Inc.	7.000%	7/15/28	2,000	2,022
United Technologies Corp.	8.875%	11/15/19	545	682
United Technologies Corp.	6.700%	8/1/28	250	267
United Technologies Corp.	7.500%	9/15/29	1,875	2,179
United Technologies Corp.	5.400%	5/1/35	2,100	1,906
United Technologies Corp.	6.050%	6/1/36	1,875	1,859
WMX Technologies Inc.	7.100%	8/1/26	800	817
Waste Management, Inc.	7.750%	5/15/32	400	441

Communication (7.5%)
AT&T Corp.	8.000%	11/15/31	6,000	7,158
AT&T Inc.	6.800%	5/15/36	600	623
AT&T Inc.	6.450%	6/15/34	3,975	3,949
AT&T Inc.	6.150%	9/15/34	3,000	2,870
America Movil SA de C.V.	6.375%	3/1/35	2,975	2,897
Ameritech Capital Funding	6.550%	1/15/28	1,000	964
BellSouth Capital Funding	7.875%	2/15/30	4,250	4,783
BellSouth Corp.	6.875%	10/15/31	1,275	1,312
BellSouth Corp.	6.550%	6/15/34	2,475	2,465
BellSouth Corp.	6.000%	11/15/34	1,480	1,386
BellSouth Telecommunications	6.375%	6/1/28	4,140	4,057
British Telecommunications PLC	9.125%	12/15/30	5,975	7,845

	CBS Corp.	4.625%	5/15/18	150	126
	CBS Corp.	7.875%	7/30/30	2,815	2,917
	CBS Corp.	5.500%	5/15/33	1,025	846
	CenturyTel Enterprises	6.875%	1/15/28	550	535
	Cingular Wireless LLC	7.125%	12/15/31	2,425	2,596
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	4,077
	Comcast Corp.	5.875%	2/15/18	4,225	4,089
	Comcast Corp.	7.050%	3/15/33	1,375	1,425
	Comcast Corp.	5.650%	6/15/35	1,000	874
	Comcast Corp.	6.500%	11/15/35	3,525	3,426
	Comcast Corp.	6.450%	3/15/37	2,050	1,986
	Deutsche Telekom International Finance	8.250%	6/15/30	9,150	10,994
	Embarq Corp.	7.995%	6/1/36	3,000	3,045
	France Telecom	8.500%	3/1/31	6,200	7,810
	GTE Corp.	6.840%	4/15/18	1,000	1,059
	GTE Corp.	8.750%	11/1/21	900	1,069
	GTE Corp.	6.940%	4/15/28	2,275	2,343
	Grupo Televisa SA	6.625%	3/18/25	1,600	1,640
	Grupo Televisa SA	8.500%	3/11/32	250	304
	Koninklijke KPN NV	8.375%	10/1/30	1,825	2,053
	Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,678
	New Cingular Wireless Services	8.750%	3/1/31	5,850	7,293
	New England Telephone & Telegraph Co.	7.875%	11/15/29	400	433
	News America Holdings, Inc.	8.150%	10/17/36	1,225	1,409
	News America Holdings, Inc.	7.750%	12/1/45	1,225	1,338
	News America Inc.	7.250%	5/18/18	350	378
	News America Inc.	6.550%	3/15/33	225	220
	News America Inc.	6.200%	12/15/34	7,150	6,660
	News America Inc.	6.400%	12/15/35	2,500	2,393
	Pacific Bell	7.125%	3/15/26	550	580
	Sprint Capital Corp.	6.900%	5/1/19	2,925	2,896
	Sprint Capital Corp.	6.875%	11/15/28	7,550	7,188
	Sprint Capital Corp.	8.750%	3/15/32	3,225	3,627
	TCI Communications, Inc.	7.875%	2/15/26	2,200	2,452
	Telecom Italia Capital	6.375%	11/15/33	4,200	3,947
	Telecom Italia Capital	6.000%	9/30/34	500	452
	Telecom Italia Capital	7.200%	7/18/36	1,625	1,669
	Telefonica Emisiones SAU	6.221%	7/3/17	1,500	1,497
	Telefonica Emisiones SAU	7.045%	6/20/36	5,150	5,348
	Telefonica Europe BV	8.250%	9/15/30	2,500	2,913
	Thomson Corp.	5.500%	8/15/35	650	569
	Time Warner Entertainment	8.375%	3/15/23	2,733	3,161
	Time Warner Entertainment	8.375%	7/15/33	1,950	2,274
3	Time Warner Cable Inc.	6.550%	5/1/37	4,000	3,857
	US Cellular	6.700%	12/15/33	950	865
	Verizon Communications Corp.	6.250%	4/1/37	2,100	2,036
	Verizon Global Funding Corp.	7.750%	12/1/30	6,550	7,355
	Verizon Global Funding Corp.	5.850%	9/15/35	1,775	1,633
	Verizon Maryland, Inc.	5.125%	6/15/33	500	398
	Verizon New York, Inc.	7.375%	4/1/32	650	689
	Vodafone AirTouch PLC	7.875%	2/15/30	1,000	1,124
	Vodafone Group PLC	4.625%	7/15/18	2,375	2,075
	Vodafone Group PLC	6.250%	11/30/32	200	190
	Vodafone Group PLC	6.150%	2/27/37	2,800	2,605

	Consumer Cyclical (3.2%)
	CVS Corp.	5.750%	6/1/17	2,550	2,459
	CVS Corp.	6.250%	6/1/27	3,300	3,201
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	3,125	3,948
	Federated Department Stores, Inc.	6.900%	4/1/29	150	144
	Federated Retail Holding	6.375%	3/15/37	1,650	1,587
	Home Depot Inc.	5.875%	12/16/36	5,825	5,182
	J.C. Penney Co., Inc.	5.750%	2/15/18	1,025	990
	J.C. Penney Co., Inc.	7.125%	11/15/23	1,000	1,076
	J.C. Penney Co., Inc.	6.375%	10/15/36	2,850	2,724
	J.C. Penney Co., Inc.	7.400%	4/1/37	750	793
	Johnson Controls, Inc.	6.000%	1/15/36	425	400
	Kohl’s Corp.	6.000%	1/15/33	400	372
	Limited Brands Inc.	6.950%	3/1/33	250	234
	Lowe’s Cos., Inc.	6.875%	2/15/28	550	581
	Lowe’s Cos., Inc.	6.500%	3/15/29	1,800	1,825
	Lowe’s Cos., Inc.	5.500%	10/15/35	800	712
	Lowe’s Cos., Inc.	5.800%	10/15/36	800	740
	Macy’s Retail Holdings Inc.	6.790%	7/15/27	800	772
	Macy’s Retail Holdings Inc.	7.000%	2/15/28	1,100	1,077
	May Department Stores Co.	6.650%	7/15/24	1,450	1,361
	May Department Stores Co.	6.700%	7/15/34	575	527
	Nordstrom, Inc.	6.950%	3/15/28	300	314
	Pulte Homes, Inc.	7.875%	6/15/32	1,000	1,062
	Pulte Homes, Inc.	6.375%	5/15/33	500	446
	Pulte Homes, Inc.	6.000%	2/15/35	150	128
	Target Corp.	7.000%	7/15/31	550	599
	Target Corp.	6.350%	11/1/32	4,450	4,511
	The Walt Disney Co.	7.000%	3/1/32	2,500	2,764
	Time Warner, Inc.	9.150%	2/1/23	1,980	2,396
	Time Warner, Inc.	7.570%	2/1/24	500	534
	Time Warner, Inc.	6.625%	5/15/29	6,975	6,797
	Time Warner, Inc.	7.625%	4/15/31	6,285	6,743
	Time Warner, Inc.	7.700%	5/1/32	2,040	2,209
	Time Warner, Inc.	6.500%	11/15/36	1,900	1,807
	Viacom Inc.	6.875%	4/30/36	3,075	2,968
	Wal-Mart Stores, Inc.	5.875%	4/5/27	3,875	3,749
	Wal-Mart Stores, Inc.	7.550%	2/15/30	4,150	4,825
	Wal-Mart Stores, Inc.	5.250%	9/1/35	2,150	1,877
	Western Union Co.	6.200%	11/17/36	1,350	1,292

	Consumer Noncyclical (4.5%)
3	Amgen Inc.	5.850%	6/1/17	2,375	2,342
3	Amgen Inc.	6.375%	6/1/37	2,125	2,081
	Anheuser-Busch Cos., Inc.	7.125%	7/1/17	600	618
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	3,125	3,224
	Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	609
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	975	892
	Archer-Daniels-Midland Co.	7.500%	3/15/27	350	398
	Archer-Daniels-Midland Co.	6.625%	5/1/29	250	259
	Archer-Daniels-Midland Co.	7.000%	2/1/31	2,625	2,848
	Archer-Daniels-Midland Co.	5.935%	10/1/32	255	242
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,450	2,152
	Boston Scientific	6.250%	11/15/35	700	663
	Bristol-Myers Squibb Co.	7.150%	6/15/23	1,950	2,152

	Bristol-Myers Squibb Co.	6.800%	11/15/26	239	253
	Bristol-Myers Squibb Co.	5.875%	11/15/36	2,700	2,540
	Bristol-Myers Squibb Co.	6.875%	8/1/97	200	206
	C.R. Bard, Inc.	6.700%	12/1/26	500	514
	Cardinal Health, Inc.	5.850%	12/15/17	725	704
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	2,000	2,445
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	590
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,550	1,688
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	4,275	4,612
	ConAgra Foods, Inc.	5.819%	6/15/17	1,296	1,256
	ConAgra Foods, Inc.	9.750%	3/1/21	129	161
	ConAgra Foods, Inc.	7.125%	10/1/26	1,150	1,214
	ConAgra Foods, Inc.	7.000%	10/1/28	175	182
	ConAgra Foods, Inc.	8.250%	9/15/30	950	1,124
	Diageo Capital PLC	5.875%	9/30/36	500	467
	Eli Lilly & Co.	7.125%	6/1/25	1,000	1,113
	Eli Lilly & Co.	5.500%	3/15/27	3,450	3,233
	Eli Lilly & Co.	5.550%	3/15/37	850	784
	Estee Lauder Ace Trust I	6.000%	5/15/37	1,025	982
	Fortune Brands Inc.	5.875%	1/15/36	925	800
	Genentech Inc.	5.250%	7/15/35	1,025	907
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,706
	Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,750	1,994
	H.J. Heinz Co.	6.750%	3/15/32	1,600	1,558
	H.J. Heinz Co.	6.375%	7/15/28	525	499
	Johnson & Johnson	6.950%	9/1/29	1,125	1,296
	Johnson & Johnson	4.950%	5/15/33	1,325	1,186
	Kellogg Co.	7.450%	4/1/31	2,600	2,947
	Kimberly-Clark Corp.	6.250%	7/15/18	675	690
	Kraft Foods, Inc.	6.500%	11/1/31	2,150	2,088
	Kroger Co.	7.700%	6/1/29	375	392
	Kroger Co.	8.000%	9/15/29	1,925	2,063
	Kroger Co.	7.500%	4/1/31	1,250	1,310
	Merck & Co.	6.300%	1/1/26	500	508
	Merck & Co.	6.400%	3/1/28	2,200	2,261
	Merck & Co.	5.950%	12/1/28	1,050	1,031
	Merck & Co.	5.750%	11/15/36	250	235
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,925	3,212
	Pharmacia Corp.	6.500%	12/1/18	750	792
	Pharmacia Corp.	6.600%	12/1/28	2,000	2,136
	Philip Morris Cos., Inc.	7.750%	1/15/27	1,800	2,102
	Procter & Gamble Co.	6.450%	1/15/26	1,600	1,687
	Procter & Gamble Co.	5.800%	8/15/34	600	584
	Procter & Gamble Co.	5.550%	3/5/37	4,650	4,360
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	2,305	2,806
	Quest Diagnostic, Inc.	6.950%	7/1/37	1,000	1,010
	Safeway, Inc.	7.250%	2/1/31	1,756	1,814
	Schering-Plough Corp.	6.750%	12/1/33	2,825	3,048
	Sysco Corp.	5.375%	9/21/35	1,000	893
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,400	2,247
	Unilever Capital Corp.	5.900%	11/15/32	3,925	3,731
	Wyeth	6.450%	2/1/24	2,225	2,289
	Wyeth	6.500%	2/1/34	1,125	1,159
	Wyeth	6.000%	2/15/36	2,875	2,764
	Wyeth	5.950%	4/1/37	3,650	3,478

	Energy (3.7%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,097
	Amerada Hess Corp.	7.875%	10/1/29	3,850	4,363
	Amerada Hess Corp.	7.125%	3/15/33	925	974
	Anadarko Finance Co.	7.500%	5/1/31	1,500	1,610
	Anadarko Petroleum Corp.	6.450%	9/15/36	5,775	5,539
	Apache Corp.	6.000%	1/15/37	1,950	1,862
	Apache Finance Canada	7.750%	12/15/29	650	758
	Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,074
	Burlington Resources, Inc.	7.200%	8/15/31	1,050	1,186
	Burlington Resources, Inc.	7.400%	12/1/31	1,675	1,923
	Canadian Natural Resources	7.200%	1/15/32	1,400	1,476
	Canadian Natural Resources	6.450%	6/30/33	850	837
	Canadian Natural Resources	6.500%	2/15/37	1,975	1,962
	Canadian Natural Resources	6.250%	3/15/38	2,750	2,599
	Conoco Funding Co.	7.250%	10/15/31	400	450
	ConocoPhillips	5.900%	10/15/32	1,050	1,023
	ConocoPhillips Canada	5.950%	10/15/36	1,750	1,702
	Devon Energy Corp.	7.950%	4/15/32	250	293
	Devon Financing Corp.	7.875%	9/30/31	4,400	5,084
	Encana Corp.	6.500%	8/15/34	3,800	3,848
	Global Marine, Inc.	7.000%	6/1/28	800	809
	Husky Energy Inc.	6.150%	6/15/19	510	506
	Kerr McGee Corp.	6.950%	7/1/24	2,000	2,081
	Kerr McGee Corp.	7.875%	9/15/31	500	579
	Lasmo Inc.	7.300%	11/15/27	600	682
	Marathon Oil Corp.	6.800%	3/15/32	1,850	1,972
	Nexen, Inc.	7.875%	3/15/32	550	623
	Nexen, Inc.	5.875%	3/10/35	1,850	1,669
	Nexen, Inc.	6.400%	5/15/37	3,300	3,176
	Noble Energy Inc.	8.000%	4/1/27	775	885
	Norsk Hydro	7.250%	9/23/27	3,150	3,567
	Norsk Hydro	7.150%	1/15/29	1,000	1,118
	Petro-Canada	7.875%	6/15/26	150	170
	Petro-Canada	7.000%	11/15/28	250	259
	Petro-Canada	5.350%	7/15/33	1,650	1,419
	Petro-Canada	5.950%	5/15/35	2,500	2,299
	Suncor Energy, Inc.	7.150%	2/1/32	800	886
	Suncor Energy, Inc.	5.950%	12/1/34	875	829
	Suncor Energy, Inc.	6.500%	6/15/38	2,250	2,277
	Talisman Energy, Inc.	7.250%	10/15/27	450	465
	Talisman Energy, Inc.	5.850%	2/1/37	2,700	2,390
	Tosco Corp.	8.125%	2/15/30	7,500	9,199
	Transocean Sedco Forex, Inc.	7.500%	4/15/31	1,525	1,686
	Valero Energy Corp.	7.500%	4/15/32	2,450	2,678
	Valero Energy Corp.	6.625%	6/15/37	3,225	3,205
	Weatherford International Inc.	6.500%	8/1/36	1,500	1,452
2	Weatherford International Inc.	6.800%	6/15/37	700	710
	XTO Energy, Inc.	6.100%	4/1/36	700	656

	Technology (0.7%)
	Corning Inc.	7.250%	8/15/36	600	621
	Dell Inc.	7.100%	4/15/28	500	529
	Electronic Data Systems	7.450%	10/15/29	375	382
	Equifax Inc.	6.300%	7/1/17	650	651

	Equifax Inc.	7.000%	7/1/37	600	605
	International Business Machines Corp.	7.000%	10/30/25	1,050	1,161
	International Business Machines Corp.	6.220%	8/1/27	4,600	4,722
	International Business Machines Corp.	6.500%	1/15/28	2,800	2,967
	International Business Machines Corp.	7.125%	12/1/96	400	444
	Motorola, Inc.	7.500%	5/15/25	225	237
	Motorola, Inc.	6.500%	9/1/25	1,300	1,248
	Motorola, Inc.	6.500%	11/15/28	975	933
	Pitney Bowes, Inc.	4.750%	5/15/18	1,000	903
	Pitney Bowes, Inc.	5.250%	1/15/37	450	423
	Science Applications International Corp.	5.500%	7/1/33	500	427

	Transportation (1.6%)
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	743
	Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,527
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,425	1,378
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	1,750	1,701
	CNF, Inc.	6.700%	5/1/34	700	652
	CSX Corp.	7.950%	5/1/27	675	774
	CSX Corp.	6.000%	10/1/36	1,175	1,094
	CSX Corp.	6.150%	5/1/37	2,000	1,923
	Canadian National Railway Co.	6.800%	7/15/18	1,025	1,090
	Canadian National Railway Co.	6.250%	8/1/34	1,850	1,840
	Canadian National Railway Co.	6.200%	6/1/36	1,325	1,312
	Canadian Pacific Rail	7.125%	10/15/31	2,075	2,305
	Canadian Pacific Rail	5.950%	5/15/37	1,000	948
2	Continental Airlines, Inc.	6.648%	9/15/17	2,539	2,583
2	Continental Airlines, Inc.	6.900%	1/2/18	1,296	1,331
2	Continental Airlines, Inc.	6.545%	2/2/19	999	1,009
2	Continental Airlines, Inc.	5.983%	4/19/22	1,500	1,455
	Federal Express Corp.	7.600%	7/1/97	1,000	1,044
	Norfolk Southern Corp.	9.750%	6/15/20	411	528
	Norfolk Southern Corp.	5.590%	5/17/25	716	652
	Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,194
	Norfolk Southern Corp.	5.640%	5/17/29	698	633
	Norfolk Southern Corp.	7.250%	2/15/31	1,009	1,089
	Norfolk Southern Corp.	7.050%	5/1/37	1,575	1,662
	Norfolk Southern Corp.	7.900%	5/15/97	450	503
	Union Pacific Corp.	7.125%	2/1/28	600	643
	Union Pacific Corp.	6.625%	2/1/29	1,125	1,142
	Union Pacific Corp.	6.150%	5/1/37	1,000	964
	United Parcel Service of America	8.375%	4/1/30	500	637
	United Parcel Service of America	8.375%	4/1/20	500	612

	Other (0.0%)
	Dover Corp.	5.375%	10/15/35	350	314
	Rockwell International Corp.	6.700%	1/15/28	300	318
					596,334
Utilities (5.9%)
	Electric (4.5%)
	AEP Texas Central Co.	6.650%	2/15/33	1,950	2,031
	Alabama Power Co.	5.500%	10/15/17	2,425	2,363
	AmerenEnergy Generating	7.950%	6/1/32	1,750	1,994

	Appalachian Power Co.	5.800%	10/1/35	350	326
3	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,075	1,063
	CenterPoint Energy Houston	6.950%	3/15/33	925	993
	Cleveland Electric Illumination Co.	7.880%	11/1/17	250	282
	Cleveland Electric Illumination Co.	5.950%	12/15/36	1,000	924
	Columbus Southern Power	5.850%	10/1/35	800	760
	Commonwealth Edison Co.	5.875%	2/1/33	250	231
	Commonwealth Edison Co.	5.900%	3/15/36	1,000	928
	Connecticut Light & Power Co.	6.350%	6/1/36	750	763
	Consolidated Edison Co. of New York	5.300%	3/1/35	1,125	994
	Consolidated Edison Co. of New York	5.850%	3/15/36	1,875	1,785
	Consolidated Edison Co. of New York	6.200%	6/15/36	550	551
	Constellation Energy Group, Inc.	7.600%	4/1/32	1,800	2,006
	Consumers Energy Co.	5.650%	4/15/20	1,250	1,197
	DTE Energy Co.	6.375%	4/15/33	800	795
	Detroit Edison Co.	5.700%	10/1/37	500	467
	Dominion Resources, Inc.	6.300%	3/15/33	2,150	2,139
	Dominion Resources, Inc.	5.950%	6/15/35	2,350	2,204
	Duke Energy Carolinas	6.100%	6/1/37	825	819
	Duke Energy Corp.	6.000%	12/1/28	1,000	984
	Duke Energy Corp.	6.450%	10/15/32	1,050	1,093
	El Paso Electric Co.	6.000%	5/15/35	1,400	1,315
	Energy East Corp.	6.750%	7/15/36	1,425	1,481
	Exelon Corp.	5.625%	6/15/35	475	428
	FirstEnergy Corp.	7.375%	11/15/31	5,600	6,099
	Florida Power & Light Co.	5.950%	10/1/33	950	934
	Florida Power & Light Co.	5.625%	4/1/34	1,174	1,104
	Florida Power & Light Co.	4.950%	6/1/35	775	658
	Florida Power & Light Co.	5.400%	9/1/35	1,625	1,477
	Florida Power & Light Co.	6.200%	6/1/36	350	356
	Florida Power & Light Co.	5.650%	2/1/37	750	706
	Florida Power & Light Co.	5.850%	5/1/37	625	605
	Georgia Power Co.	5.650%	3/1/37	575	535
	Indiana Michigan Power Co.	6.050%	3/15/37	1,925	1,840
3	Jersey Central Power & Light	5.650%	6/1/17	1,300	1,263
	Kansas City Power & Light	6.050%	11/15/35	500	475
	MidAmerican Energy Co.	5.950%	7/15/17	1,125	1,126
	MidAmerican Energy Co.	6.750%	12/30/31	1,800	1,940
	MidAmerican Energy Co.	5.750%	11/1/35	850	801
	MidAmerican Energy Co.	5.800%	10/15/36	875	832
	MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	373
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	5,750	5,586
3	MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,600	1,523
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	2,966
	NiSource Finance Corp.	5.250%	9/15/17	1,025	944
	NiSource Finance Corp.	5.450%	9/15/20	725	659
	Northern States Power Co.	5.250%	7/15/35	1,175	1,039
	Northern States Power Co.	6.250%	6/1/36	725	742
	Northern States Power Co.	6.200%	7/1/37	1,050	1,066
	Ohio Power Co.	6.600%	2/15/33	400	416
	Oncor Electric Delivery Co.	7.000%	9/1/22	1,675	1,745
	Oncor Electric Delivery Co.	7.000%	5/1/32	1,150	1,210
	Oncor Electric Delivery Co.	7.250%	1/15/33	325	350
	PPL Energy Supply LLC	6.000%	12/15/36	1,350	1,224
	PSE&G Power LLC	8.625%	4/15/31	400	484

	PSI Energy Inc.	6.120%	10/15/35	600	586
	PacifiCorp	7.700%	11/15/31	400	473
	PacifiCorp	5.250%	6/15/35	1,150	1,001
	PacifiCorp	5.750%	4/1/37	1,000	939
	Pacific Gas & Electric Co.	6.050%	3/1/34	7,150	6,955
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,825	1,703
	Pepco Holdings, Inc.	7.450%	8/15/32	300	329
	Progress Energy, Inc.	7.750%	3/1/31	1,725	1,999
	Progress Energy, Inc.	7.000%	10/30/31	925	990
	Public Service Electric & Gas	5.250%	7/1/35	675	594
	Public Service Electric & Gas	5.700%	12/1/36	900	845
	Public Service Electric & Gas	5.800%	5/1/37	1,425	1,357
	Puget Sound Energy Inc.	5.483%	6/1/35	825	729
	Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,410
	South Carolina Electric & Gas Co.	6.625%	2/1/32	500	530
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,647
	Southern California Edison Co.	6.650%	4/1/29	700	743
	Southern California Edison Co.	6.000%	1/15/34	1,125	1,116
	Southern California Edison Co.	5.750%	4/1/35	400	383
	Southern California Edison Co.	5.350%	7/15/35	2,250	2,035
	Southern California Edison Co.	5.625%	2/1/36	1,100	1,035
	Southern California Edison Co.	5.550%	1/15/37	600	558
	Tampa Electric Co.	6.550%	5/15/36	450	463
	Toledo Edison Co.	6.150%	5/15/37	600	566
	United Utilities PLC	5.375%	2/1/19	1,000	921
	United Utilities PLC	6.875%	8/15/28	375	386
	Virginia Electric & Power Co.	6.000%	1/15/36	900	869
	Virginia Electric & Power Co.	6.000%	5/15/37	1,650	1,583
	Wisconsin Electric Power Co.	5.625%	5/15/33	450	423
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,588
	Xcel Energy, Inc.	6.500%	7/1/36	650	664

	Natural Gas (1.4%)
	AGL Capital Corp.	6.000%	10/1/34	850	789
	Consolidated Natural Gas	6.800%	12/15/27	1,500	1,625
	Duke Capital Corp.	8.000%	10/1/19	425	472
	Duke Capital Corp.	6.750%	2/15/32	1,705	1,676
	Duke Energy Field Services	8.125%	8/16/30	500	591
	El Paso Natural Gas Co.	8.375%	6/15/32	1,350	1,592
	Energy Transfer Partners LP	6.625%	10/15/36	1,125	1,101
	Enterprise Products Operating LP	6.875%	3/1/33	875	888
	Enterprise Products Operating LP	6.650%	10/15/34	900	894
	KeySpan Corp.	8.000%	11/15/30	1,175	1,398
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	547
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,042
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,492
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	875	838
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,000	1,006
	ONEOK Inc.	6.000%	6/15/35	975	876
	ONEOK Partners, LP	6.650%	10/1/36	2,550	2,553
3	Plains All American Pipeline LP	6.650%	1/15/37	1,175	1,150
	San Diego Gas & Electric	5.350%	5/15/35	1,775	1,631
	Southern California Gas Co.	5.750%	11/15/35	75	72
	Southern Natural Gas	7.350%	2/15/31	1,350	1,431
	Southern Union Co.	7.600%	2/1/24	500	526

Southern Union Co.	8.250%	11/15/29	1,000	1,118
Tennessee Gas Pipeline	7.000%	10/15/28	2,650	2,742
Texas Eastern Transmission	7.000%	7/15/32	700	762
Trans-Canada Pipelines	5.600%	3/31/34	1,725	1,584
Trans-Canada Pipelines	5.850%	3/15/36	2,575	2,428
				140,238
Total Corporate Bonds
(Cost $1,038,642)				1,005,955
Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)
Asian Development Bank	5.593%	7/16/18	2,200	2,201
European Investment Bank	4.875%	2/15/36	1,400	1,265
Inter-American Development Bank	7.000%	6/15/25	750	870
International Bank for
Reconstruction & Development	7.625%	1/19/23	1,807	2,198
International Bank for
Reconstruction & Development	8.875%	3/1/26	1,000	1,369
International Bank for
Reconstruction & Development	4.750%	2/15/35	2,225	1,983
Korea Electric Power	7.000%	2/1/27	750	824
Kreditanstalt fur Wiederaufbau	0.000%	4/18/36	6,200	1,251
Pemex Project Funding Master Trust	8.625%	2/1/22	3,075	3,752
Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	4,949
Petrobras International Finance	8.375%	12/10/18	1,500	1,725
Province of British Columbia	6.500%	1/15/26	1,500	1,656
Province of Manitoba	9.250%	4/1/20	1,500	1,987
Province of Nova Scotia	9.125%	5/1/21	1,280	1,681
Province of Quebec	4.875%	5/5/14	500	484
Province of Quebec	7.500%	7/15/23	600	710
Province of Quebec	7.125%	2/9/24	3,800	4,358
Province of Quebec	7.500%	9/15/29	2,950	3,579
Province of Saskatchewan	7.375%	7/15/13	600	658
Quebec Hydro Electric	9.400%	2/1/21	1,480	1,999
Quebec Hydro Electric	8.400%	1/15/22	775	983
Quebec Hydro Electric	8.050%	7/7/24	5,000	6,262
Quebec Hydro Electric	8.500%	12/1/29	500	667
Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,351
Republic of Finland	6.950%	2/15/26	195	224
Republic of Italy	6.875%	9/27/23	6,600	7,397
Republic of Italy	5.375%	6/15/33	4,725	4,438
Republic of Korea	5.625%	11/3/25	900	861
Republic of South Africa	5.875%	5/30/22	3,000	2,991
United Mexican States	8.125%	12/30/19	6,750	7,999
United Mexican States	8.300%	8/15/31	925	1,156
United Mexican States	6.750%	9/27/34	15,625	16,664
Total Sovereign Bonds
(Cost $93,151)				91,492
Taxable Municipal Bonds (1.2%)
Illinois (Taxable Pension) GO	4.950%	6/1/23	1,700	1,572
Illinois (Taxable Pension) GO	5.100%	6/1/33	19,025	17,313
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	500	483
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	1,250	1,489

New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	28
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	532
Oregon (Taxable Pension) GO	5.762%	6/1/23	600	605
Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,873
Oregon School Board Assn.	4.759%	6/30/28	1,850	1,663
Oregon School Board Assn.	5.528%	6/30/28	1,500	1,466
Wisconsin Public Service Rev.	5.700%	5/1/26	900	891
Total Taxable Municipal Bonds
(Cost $28,741)	27,915

Shares
Temporary Cash Investment (0.6%)
Vanguard Market Liquidity Fund, 5.281%
4	(Cost $15,107)	15,107,497	15,107
Total Investments (98.9%)
(Cost $2,380,928)	2,342,121
Other Assets and Liabilities-Net (1.1%)	25,695
Net Assets (100%)	2,367,816

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $18,101,000, representing 0.8% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

© 2007 Vanguard Group. Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA842 082007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.